                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05518

                               The RBB Fund, Inc.
               (Exact name of registrant as specified in charter)

                         Bellevue Park Corporate Center
                              103 Bellevue Parkway
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                 Salvatore Faia
                    BNY Mellon Investment Servicing (US) Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1851

                       Date of fiscal year end: August 31

                   Date of reporting period: February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                              (BEAR STEARNS LOGO)

                  BEAR STEARNS CUFS(R) MLP MORTGAGE PORTFOLIO
                                       OF
                               THE RBB FUND, INC.

                               SEMI-ANNUAL REPORT

                                February 28, 2011
                                   (Unaudited)

This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolio.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                                PERFORMANCE DATA
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                      TOTAL RETURNS AS OF FEBRUARY 28, 2011

                                                                                     Average Annual     Average Annual
                                                                                      Total Returns     Total Returns
                                                              Six-Month*    1 Year       3 Year       Since Inception**
                                                              ----------   -------   --------------   -----------------
Bear Stearns CUFS(R) MLP Mortgage Portfolio(1)                   4.02%      7.67%       -0.24%              1.05%
Barclay's Capital U.S. Treasury Bills 1 to 3 Month Index(2)      0.07%      0.14%        0.52%              3.43%
1 Month LIBOR(3)                                                 0.13%      0.28%        0.98%              4.61%

PERFORMANCE QUOTED IS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED ABOVE. CALL CUFS(R) AT 1-800-519-CUFS (2837) FOR RETURNS CURRENT TO THE MOST RECENT MONTH-END. THE PORTFOLIO'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, IS 0.88%. THE PERFORMANCE DATA REFLECTS FEE WAIVERS AND EXPENSE REIMBURSEMENTS. THE RETURNS WOULD HAVE BEEN LOWER IF THESE WAIVERS AND EXPENSE REIMBURSEMENTS WERE NOT IN EFFECT.

PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

----------
*    Not annualized.

**   The inception date of the Portfolio was December 19, 2006.

(1)  Net of fees and expenses.

(2) The Barclay's Capital U.S. Treasury Bills 1-3 Month Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. It is not possible to invest directly in an index.

(3) The 1-Month LIBOR is a constant maturity index of the London Interbank Offering Rate established to reflect the total return of the 1-Month LIBOR rate. Source: Merrill Lynch.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                              FUND EXPENSE EXAMPLE
                                   (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 that was invested at the beginning of the period from September 1, 2010 through February 28, 2011, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID DURING
                                    SEPTEMBER 1, 2010       FEBRUARY 28, 2011            PERIOD*
                                 -----------------------   ---------------------   --------------------
Actual                                  $1,000.00              $1,040.20                 $4.40
Hypothetical
   (5% return before expenses)           1,000.00               1,020.43                  4.37

----------
* Expenses are equal to the Portfolio's annualized six-month expense ratio of 0.87%, which includes waived fees or reimbursed expenses, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Portfolio's ending account value on the first line is based on the actual six-month total return of 4.02%.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                               % OF NET
 SECURITY TYPE/INDUSTRY CLASSIFICATION          ASSETS       VALUE
--------------------------------------------   --------   ------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES     49.6%    $ 61,973,755
COLLATERALIZED MORTGAGE OBLIGATIONS              22.3       27,818,097
SHORT TERM OBLIGATIONS                           20.1       25,168,363
MORTGAGE DERIVATIVES                              9.6       11,963,752
LIABILITIES IN EXCESS OF OTHER ASSETS            (1.6)      (2,006,177)
                                                -----     ------------
NET ASSETS                                      100.0%    $124,917,790
                                                =====     ============

----------
     Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2011 (UNAUDITED)

                                    MOODY'S/      PAR         MARKET
                                    S&P (b)     (000'S)       VALUE
                                    --------   ----------   ----------
GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES--49.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION--17.9%
   5.000% 05/01/18                  Aaa/AAA      $  906     $  970,553
   5.000% 09/01/19                  Aaa/AAA       1,297      1,388,800
   5.000% 09/01/20                  Aaa/AAA       1,333      1,425,011
   4.500% 11/01/20                  Aaa/AAA         815        862,570
   4.500% 06/01/21                  Aaa/AAA       1,234      1,304,451
   4.500% 12/01/21                  Aaa/AAA       1,154      1,221,423
   4.500% 08/01/22                  Aaa/AAA       2,203      2,329,939
   4.500% 08/01/22                  Aaa/AAA       1,757      1,859,345
   5.000% 10/01/23                  Aaa/AAA       3,452      3,687,902
   5.983% 08/01/36 (a)              Aaa/AAA       2,309      2,433,875
   5.977% 09/01/36 (a)              Aaa/AAA       1,086      1,151,659
   5.784% 11/01/36 (a)              Aaa/AAA       1,358      1,431,012
   5.801% 08/01/37 (a)              Aaa/AAA       2,132      2,261,734
                                                            ----------
                                                            22,328,274
                                                            ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--31.7%
   5.000% 06/01/18                  Aaa/AAA       1,400      1,488,256
   5.000% 02/01/19                  Aaa/AAA       1,453      1,544,076
   5.000% 04/01/19                  Aaa/AAA         916        982,971
   5.000% 07/01/19                  Aaa/AAA       1,234      1,327,634
   4.500% 03/01/20                  Aaa/AAA       2,314      2,446,439
   5.000% 04/01/21                  Aaa/AAA       1,172      1,250,303
   4.500% 10/01/23                  Aaa/AAA      10,702     11,281,936
   5.000% 09/01/25                  Aaa/AAA       2,998      3,192,623
   2.024% 12/01/34 (a)              Aaa/AAA       3,159      3,285,457
   6.013% 10/01/36 (a)              Aaa/AAA         977      1,035,246
   6.014% 10/01/36 (a)              Aaa/AAA         437        463,633
   5.500% 12/01/36                  Aaa/AAA         282        302,385
   5.658% 12/01/36 (a)              Aaa/AAA         726        765,848
   5.524% 09/01/37 (a)              Aaa/AAA       1,399      1,492,538
   4.500% 04/01/40                  Aaa/AAA       8,609      8,786,136
                                                            ----------
                                                            39,645,481
                                                            ----------
TOTAL GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (COST $60,628,414) ............                          61,973,755
                                                            ----------
MORTGAGE DERIVATIVES--9.6%
FANNIE MAE (IO)--7.2%
   4.500% 12/01/18                  Aaa/AAA      3,938        358,200
   4.500% 01/01/19                  Aaa/AAA      3,903        352,014
   4.500% 03/01/20                  Aaa/AAA      1,439        136,376
   4.500% 03/01/20                  Aaa/AAA      1,487        142,645
   5.500% 05/25/23                  Aaa/AAA      1,060        152,785
   5.500% 12/25/24                  Aaa/AAA      3,673        381,570
   5.500% 10/25/31                  Aaa/AAA     10,219      1,108,911
   7.589% 04/25/32 (a)              Aaa/AAA      2,040        354,805
   6.789% 09/25/32 (a)              Aaa/AAA      3,080        379,326
   5.000% 10/01/33                  Aaa/AAA      5,904      1,190,834
   5.000% 12/01/33                  Aaa/AAA      1,179        211,436
   5.000% 12/01/33                  Aaa/AAA      1,900        343,364
   5.000% 08/01/34                  Aaa/AAA      1,858        398,917
   5.500% 04/01/36                  Aaa/AAA      3,879        702,952
   5.500% 04/01/36                  Aaa/AAA      6,078      1,085,611

                                     MOODY'S/      PAR       MARKET
                                     S&P (b)     (000'S)     VALUE
                                    ---------   --------   ----------
MORTGAGE DERIVATIVES--(CONTINUED)
FANNIE MAE (IO)--(CONTINUED)
   7.039% 08/25/36 (a)              Aaa/AAA     $ 3,409    $  668,442
   5.000% 10/01/36                  Aaa/AAA       4,605       993,191
                                                           ----------
                                                            8,961,379
                                                           ----------

FANNIE MAE (PO)--0.1%
   4.000% 06/25/36 (d)              Aaa/AAA        133        129,815
                                                           ----------
FREDDIE MAC (IO)--1.5%
   6.889% 02/25/32 (a)              Aaa/AAA      3,132        313,019
   6.219% 06/15/36 (a)              Aaa/AAA      2,135        282,628
   6.314% 09/15/36 (a)              Aaa/AAA      4,041        645,036
   6.384% 11/15/36 (a)              Aaa/AAA      4,010        612,804
                                                           ----------
                                                            1,853,487
                                                           ----------

FREDDIE MAC (PO)--0.1%
   4.000% 09/15/35 (d)              Aaa/AAA        157        146,879
                                                           ----------
NON-AGENCY (IO)--0.7%
   CWALT Series 2006-43CB (b)
      6.000% 02/25/37               C (e)        5,079        872,192
                                                           ----------
TOTAL MORTGAGE DERIVATIVES
   (COST $10,976,059) ............                         11,963,752
                                                           ----------
COLLATERALIZED MORTGAGE
   OBLIGATIONS--22.3%
   Banc of America Mortgage
      Securities, Inc.
      Series 2005-H (a) (b)
      3.183% 09/25/35               Bbb/B        2,000      1,631,578
   Banc of America
      Mortgage Securities, Inc.
      Series 2006-B (a) (b)
      3.202% 10/20/46               C/CCC        2,406      1,453,765
   Banc of America
      Mortgage Securities, Inc.
      Series 2007-3 (b)
      6.000% 09/25/37               Cc/CCC       3,284      3,043,800
   Citigroup Mortgage
      Loan Trust, Inc.
      Series 2007-AR8 (a)
      5.777% 07/25/37               Caa3/CC      3,043      2,348,670
   Countrywide Asset-Backed
      Certificates
      Series 2004-AB2 (a)
      0.862% 05/25/36               Baa3/B-        500        131,172
   Countrywide Home Loan
      Mortgage Pass-Through
      Trust Series 2003-3 (a) (b)
      0.762% 04/25/18               Aaa/AAA         35         34,559
   Countrywide Home Loan
      Mortgage Pass-Through
      Trust Series 2007-HY1 (a) (b)
      5.451% 04/25/37               C/CC         1,749        226,041
   CWALT Series 2006-43CB (b)
      6.000% 02/25/37               C/CC           571        414,070

The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2011 (UNAUDITED)

                                     MOODY'S/     PAR       MARKET
                                      S&P (b)   (000'S)     VALUE
                                     --------   -------   -----------
COLLATERALIZED MORTGAGE
   OBLIGATIONS--(CONTINUED)
   CWALT Series 2006-HY13 (a) (b)
      5.684% 02/25/37                C/CC       $ 8,197   $  649,550
   CWALT Series 2006-J2
      6.000% 04/25/36                Caa2/CC      4,640    3,996,667
   CWALT Series 2007-2CB
      5.750% 03/25/37                C/CC         3,394      265,273
   CWALT Series 2007-J2 (b)
      6.000% 07/25/37                Caa3/C       1,345    1,103,734
   Fannie Mae REMICS
      Series 2005-25 (a)
      0.612% 04/25/35                Aaa/AAA      1,626    1,615,114
   Fannie Mae REMICS
      Series 2006-61
      6.000% 10/25/30                Aaa/AAA        124      123,945
   First Horizon Asset
      Securities, Inc.
      Series 2006-AR1 (a) (b)
      3.966% 05/25/36                Cc/CCC       2,599      710,563
   Freddie Mac REMICS
      Series 2752 (a)
      0.616% 12/15/30                Aaa/AAA        266      266,237
   Freddie Mac REMICS
      Series 2995 (a)
      0.666% 06/15/35                Aaa/AAA        422      421,037
   JPMorgan Mortgage
      Trust Series 2005-A4 (a) (c)
      5.156% 07/25/35                Ba1/AAA        603      586,587
   JPMorgan Mortgage Trust
      Series 2005-A6 (a) (b) (c)
      3.142% 08/25/35                Aa/B+          516      458,441
   Residential Asset
      Securitiation Trust
      Series 2007-A5
      6.000% 05/25/37                Caa2/CCC     1,125      885,809
   Residential Funding
      Mortgage Securities I
      Series 2006-SA4 (a)
      6.077% 11/25/36                Caa3/CCC     4,237    3,137,927
   Washington Mutual, Inc.
      Series 2007-HY3 (a) (b)
      4.546% 03/25/37                C/CCC        1,635      111,336
   Washington Mutual, Inc.
      Series 2007-HY4 (a) (b)
      5.283% 04/25/37                C/CCC        2,848    2,121,456
   Wells Fargo Mortgage
      Backed Securities Trust
      Series 2007-10 (b)
      6.250% 07/25/37                B2/CCC       2,183    2,080,766
                                                          ------------
TOTAL COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $49,209,204)                                     27,818,097
                                                          ------------

                                       PAR       MARKET
                                     (000'S)     VALUE
                                     -------   ------------
SHORT TERM OBLIGATIONS--20.1%
U.S. TREASURY BILLS--20.1%
   U.S. Treasury Bill (d)
      0.095% 03/10/11                $ 4,000   $  3,999,905
      0.110% 03/24/11                 21,000     20,998,524
   U.S. Treasury Bill (d) (f)
      0.150% 06/09/11                    170        169,934
                                               ------------
                                                 25,168,363
                                               ------------
TOTAL SHORT TERM OBLIGATIONS
   (COST $25,168,358) ............               25,168,363
                                               ------------
TOTAL INVESTMENTS--101.6%
   (Cost $145,982,035) ...........              126,923,967
                                               ------------
LIABILITIES IN EXCESS
   OF OTHER ASSETS (g)--(1.6)% ...               (2,006,177)
NET ASSETS--100.0% ...............             ------------
                                               $124,917,790
                                               ============

----------------
CWALT Countrywide Alternative Loan Trust

IO   Interest Only

PO   Principal Only

(a) Adjustable rate security. Interest rate varies due to interest rate fluctuations, or, in the case of certain asset-backed securities, interest payment shortfalls.

(b) Where Moody's or S&P rating is not available, Fitch rating is substituted, if available. (Unaudited)

(c) Security was purchased prior to the Portfolio's affiliation with JPMorgan Chase & Co.

(d)  Rate represents the yield at the time of purchase.

(e)  Not rated by Moody's or S&P, Fitch rating is substituted.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2011 (UNAUDITED)

(f) All or a portion of the security held as collateral for the following Futures contracts open at February 28, 2011:

   NUMBER                                          VALUE         VALUE         UNREALIZED
     OF                            EXPIRATION    AT TRADE         AT         APPRECIATION
  CONTRACTS            TYPE          MONTH         DATE       02/28/2011    (DEPRECIATION)*
----------------   -------------   ----------   -----------   -----------   ---------------
Long Positions:
   107             U.S. Treasury
                   10 Year Note      06/2011    $12,706,507   $12,738,016    $  31,509
Short Positions:
   43              U.S. Treasury
                   2 Year Note       06/2011      9,373,506     9,386,766      (13,260)
   48              U.S. Treasury
                   5 Year Note       06/2011      5,597,604     5,613,000      (15,396)
                                                                             ---------
                                                                             $   2,853
                                                                             =========

(g) Liabilities in excess of other assets include interest rate swaps as follows:

                                 NOTIONAL
                  TERMINATION    AMOUNT      FIXED     FLOATING       VALUE AT       UNREALIZED
COUNTERPARTY         DATE         (000)      RATE        RATE        02/28/2011    (DEPRECIATION)*
---------------   -----------   ---------   ------   -------------   -----------   ---------------
Deutsche Bank**   09/17/2013    $20,000      4.520%  3 MONTH LIBOR   $(2,075,497)   $(2,075,497)
                                                                     ===========    ===========

*    Primary risk exposure is interest rate contracts.

**   Portfolio pays the fixed rate and receives the floating rate.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Portfolio's investments carried at market value (See Note 1 in the Notes to Financial Statements):

                                                                        LEVEL 2         LEVEL 3
                                        TOTAL MARKET        LEVEL 1   SIGNIFICANT     SIGNIFICANT
                                          VALUE AT         QUOTED     OBSERVABLE     UNOBSERVABLE
                                      FEBRUARY 28, 2011     PRICE       INPUTS          INPUTS
                                      -----------------   ---------   -----------    ------------
GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES                            $61,973,755       $    --    $ 61,973,755       $--
MORTGAGE DERIVATIVES                      11,963,752            --      11,963,752        --
COLLATERALIZED MORTGAGE OBLIGATIONS       27,818,097            --      27,818,097        --
SHORT TERM OBLIGATIONS                    25,168,363            --      25,168,363        --
ASSET DERIVATIVES
   INTEREST RATE CONTRACTS***                  31,509        31,509             --        --
                                        -----------       --------    -----------        ---
TOTAL ASSETS                            $ 126,955,476      $ 31,509   $126,923,967       $--
                                        ===========       ========    ===========        ===

                                                                        LEVEL 2        LEVEL 3
                                        TOTAL MARKET       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                           VALUE AT        QUOTED     OBSERVABLE    UNOBSERVABLE
                                      FEBRUARY 28, 2011     PRICE       INPUTS         INPUTS
                                      -----------------   ---------   -----------   -------------
LIABILITY DERIVATIVES
     INTEREST RATE CONTRACTS***         $(2,104,153)      $(28,656)   $(2,075,497)       $--
                                        -----------       --------    -----------        ---
TOTAL LIABILITIES                       $(2,104,153)      $(28,656)   $(2,075,497)       $--
                                        ===========       ========    ===========        ===

***  Interest rate contracts include open futures contracts and swap contracts.

   The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

ASSETS
   Investments, at value+ ...................................................   $126,923,967
   Cash .....................................................................      1,242,402
   Segregated cash ..........................................................      2,253,369
   Receivables
      Dividends and interest ................................................        486,939
      Investments sold ......................................................        158,039
   Prepaid expenses and other assets ........................................         20,177
                                                                                ------------
         Total assets .......................................................    131,084,893
                                                                                ------------
LIABILITIES
   Unrealized depreciation on swap agreements* ..............................      2,075,497
   Payables
      Investments purchased .................................................      3,674,473
      Distributions to shareholders .........................................        318,061
      Investment adviser ....................................................         45,834
      Variation margin due to broker ........................................          6,031
      Other accrued expenses and liabilities ................................         47,207
                                                                                ------------
         Total liabilities ..................................................      6,167,103
                                                                                ------------
   Net Assets ...............................................................   $124,917,790
                                                                                ============
NET ASSETS CONSIST OF:
   Par value ................................................................   $     15,085
   Paid-in capital ..........................................................    150,314,189
   Undistributed net investment income ......................................        135,985
   Accumulated net realized loss from investments, futures transactions,
      TBA sales commitments, swap agreements and purchased options ..........     (4,416,757)
   Net unrealized depreciation from investments, futures transactions and
      swap agreements .......................................................    (21,130,712)
                                                                                ------------
   Net Assets ...............................................................   $124,917,790
                                                                                ============
   Shares outstanding ($0.001 par value, 100,000,000 shares authorized) .....     15,085,138
                                                                                ------------
   Net asset value, offering and redemption price per share .................   $       8.28
                                                                                ============
  +  Investment in securities, at cost ......................................   $145,982,035
                                                                                ============

----------
*    Primary risk exposure is interest rate contracts.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011
                                   (UNAUDITED)

INVESTMENT INCOME
   Interest ...............................................................   $ 2,694,927
                                                                              -----------
      Total investment income .............................................     2,694,927
                                                                              -----------
EXPENSES
   Advisory fees ..........................................................       293,997
   Administration and accounting fees .....................................        91,815
   Legal fees .............................................................        67,324
   Transfer agent fees ....................................................        22,205
   Audit fees .............................................................        14,741
   Custodian fees .........................................................        13,947
   Directors' and officers' fees ..........................................         9,513
   Registration and filing fees ...........................................         7,966
   Printing and shareholder reporting fees ................................         2,898
   Insurance ..............................................................         2,562
   Other expenses .........................................................         8,953
                                                                              -----------
      Total expenses                                                              535,921
                                                                              -----------
   Net investment income ..................................................     2,159,006
                                                                              -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS, FUTURES
   TRANSACTIONS, AND SWAP AGREEMENTS
NET REALIZED LOSS FROM:
      Investments .........................................................    (1,674,810)
      Futures* ............................................................      (617,344)
      Swap agreements* ....................................................      (409,690)
                                                                              -----------
   Total realized loss from investments, futures transactions, and swap
      agreements ..........................................................    (2,701,844)
                                                                              -----------
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
      Investments .........................................................     5,023,950
      Futures* ............................................................       (70,467)
      Swap agreements* ....................................................       449,460
                                                                              -----------
   Total net changes in unrealized appreciation/(depreciation) on investments, futures transactions, and swap agreements
                                                                                5,402,943
                                                                              -----------
   Net realized and unrealized gain/(loss) on investments, futures transactions, and swap agreements
                                                                                2,701,099
                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................   $ 4,860,105
                                                                              ===========

----------
*    Primary risk exposure is interest rate contracts.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX MONTHS
                                                                                    ENDED           FOR THE YEAR
                                                                             FEBRUARY 28, 2011          ENDED
                                                                                 (UNAUDITED)      AUGUST 31, 2010
                                                                             ------------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .................................................      $  2,159,006       $  4,350,630
   Net realized gain/(loss) from investments, futures transactions,
      purchased options and swap agreements ..............................        (2,701,844)         1,820,653
   Net change in unrealized appreciation from investments,
      futures transactions, TBA sale commitments and swap agreements .....         5,402,943          6,233,526
                                                                                ------------       ------------
Net increase in net assets resulting from operations .....................         4,860,105         12,404,809
                                                                                ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .................................................        (2,008,236)        (6,097,351)
                                                                                ------------       ------------
Net decrease in net assets from dividends and distributions to
   shareholders ..........................................................        (2,008,236)        (6,097,351)
                                                                                ------------       ------------
CAPITAL TRANSACTIONS:
   Reinvestment of distributions .........................................                --          1,318,552
                                                                                ------------       ------------
Net increase in net assets from capital transactions .....................                --          1,318,552
                                                                                ------------       ------------
   Total increase in net assets ..........................................         2,851,869          7,626,010
NET ASSETS:
   Beginning of period ...................................................       122,065,921        114,439,911
                                                                                ------------       ------------
   End of period .........................................................      $124,917,790       $122,065,921
                                                                                ============       ============
   Undistributed net investment income/(loss), end of period .............      $    135,985       $    (14,785)
                                                                                ============       ============
SHARE TRANSACTIONS:
   Shares reinvested .....................................................                --            165,888
                                                                                ------------       ------------
   Total share transactions ..............................................                --            165,888
                                                                                ============       ============

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                 FOR THE SIX                                            FOR THE PERIOD
                                                MONTHS ENDED     FOR THE       FOR THE      FOR THE      DECEMBER 19,
                                                FEBRUARY 28,   YEAR ENDED    YEAR ENDED   YEAR ENDED       2006* TO
                                                    2011       AUGUST 31,    AUGUST 31,   AUGUST 31,      AUGUST 31,
                                                 (UNAUDITED)      2010          2009         2008            2007
                                                ------------   ----------    ----------   ----------    --------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........   $   8.09       $   7.67      $   8.93     $   9.92      $  10.00
                                                --------       --------      --------     --------      --------
Net investment income .......................       0.14           0.29          0.54         0.54          0.38
Net realized and unrealized gain/
   (loss) on investments, futures
   transactions, TBA sale commitments,
   swap agreements and options ..............       0.18           0.54         (1.28)       (0.98)        (0.08)
                                                --------       --------      --------     --------      --------
Net increase/(decrease) in net
   assets resulting from operations .........       0.32           0.83         (0.74)       (0.44)         0.30
                                                --------       --------      --------     --------      --------
Dividends to shareholders from:
Net investment income .......................      (0.13)         (0.41)        (0.52)       (0.55)        (0.38)
Net realized capital gains ..................         --             --            --           --            --
                                                --------       --------      --------     --------      --------
Net asset value, end of period ..............   $   8.28       $   8.09      $   7.67     $   8.93      $   9.92
                                                ========       ========      ========     ========      ========
Total investment return(1) ..................       4.02%(2)      10.96%        (7.82)%      (4.76)%        3.10%(2)
                                                ========       ========      ========     ========      ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ..........................   $124,918       $122,066      $114,440     $129,888      $161,278
Ratio of expenses to average net assets
   with waivers and expense
   reimbursements (excluding
   interest expense) ........................       0.87%(3)       0.78%         0.60%        0.60%         0.60%(3)
Ratio of expenses to average net assets
   with waivers and expense
   reimbursements (including
   interest expense) ........................       0.87%(3)       0.78%         0.60%        0.60%         0.78%(3)
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements
   (including interest expense) .............       0.87%(3)       0.86%         0.88%        0.80%         0.95%(3)
Ratio of net investment income to
   average net assets .......................       3.52%(3)       3.63%         7.30%        5.56%         5.58%(3)
Portfolio turnover rate .....................      16.36%(2)     180.05%(4)    410.52%(4)   190.88%(4)    259.47%(2)(4)

----------
*    Commencement of operations.

(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)  Not annualized.

(3)  Annualized.

(4) The portfolio turnover rate excluding TBA transactions (see Note 1 in Notes to the Financial Statements) is 42.09% for the year ended August 31, 2010, 35.58% for the year ended August 31, 2009, 32.83% for the year ended August 31, 2008 and 125.15% for the period December 19, 2006 to August 31, 2007, respectively.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2011 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Bear Stearns CUFS(R) MLP Mortgage Portfolio (the "Portfolio"), which commenced investment operations on December 19, 2006.

     RBB has authorized capital of one hundred billion shares of common stock of which 79.373 billion shares are currently classified into one hundred and thirty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

     On April 5, 2010, the Board of Directors of the Company (the "Board") approved a plan of liquidation and termination providing for the liquidation of the Portfolio on or about April 30, 2010 (the "Liquidation"). Effective April 6, 2010, new account requests and purchase orders for the Portfolio's shares were no longer permissible and daily dividends were suspended. Subsequently, at the unanimous request of the shareholders of the Portfolio, the Board postponed indefinitely the Liquidation of the Portfolio while other options with regards to the Portfolio are explored. Daily dividends have resumed; however, the Portfolio remains closed to new investments.

     In the event that a shareholder of the Portfolio requests a redemption of all or any portion of the shares in the Portfolio held by it, the Board has approved the liquidation of the Portfolio within no more than seven (7) days after the date of such redemption request in order not to disadvantage the Portfolio's remaining shareholders.

     As of period end and through the date of issuance of the financial statements, no requests for redemptions have been received.

     PORTFOLIO VALUATION -- The Portfolio's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. These fixed income securities are valued by pricing services approved by the Board of Directors based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities, and the potential material variation may be greater for those securities valued using fundamental analysis. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     The inputs and valuation techniques used to measure fair value of the Portfolio's investments are summarized into three levels as described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2011 (UNAUDITED)

do not have a readily available market value, the fair value of the Portfolio's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the six months ended February 28, 2011, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

     The fair value of the Portfolio's bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of February 28, 2011 is included in the Portfolio of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and these differences could be significant.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Portfolio records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Portfolio's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolio.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date for the Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles in the United States of America.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Portfolio's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Portfolio considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Portfolio expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

     MORTGAGE-RELATED SECURITIES -- The Portfolio may invest in mortgage pass-through securities and multiple-class pass-through securities, such as collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates as well as other securities collateralized by or representing a direct or indirect interest in mortgage-related securities or mortgage loans. The Portfolio may also invest in certain stripped mortgage-backed securities. Some of these securities may contain "embedded leverage" which can make them more sensitive to small movements in interest rates.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2011 (UNAUDITED)

     The types of mortgage-related securities in which the Portfolio may invest include: mortgage pass-through securities, including CMOs and REMICs, which may or may not be U.S. Government guaranteed, privately issued mortgage-related securities, stripped mortgage-backed securities, including interest only ("IO") or principal only ("PO") class securities, and floating rate and inverse floating rate securities. Stripped mortgage-backed securities represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Payments received for IOs and POs are used to reduce the cost of the security. Payments in excess of cost are recognized as interest income on the Statement of Operations based on a security's yield to maturity. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in IO securities. For PO securities, accelerated payments of principal will cause a faster than anticipated return of the initial investment resulting in an increased yield to maturity for the security. The market value of these securities is highly sensitive to changes in interest rates.

     The Portfolio is subject to risks associated with securities with contractual cash flows including mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including some securities that are backed by sub-prime mortgages. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. A significant portion of the Portfolio's investments are comprised of mortgage related securities, including some securities that are backed by sub-prime mortgages.

     TBA COMMITMENTS -- The Portfolio may purchase securities on a to-be-announced ("TBA") basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that their value at delivery may be more or less than the trade date purchase price. Although the Portfolio may purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Portfolio may dispose of when-issued securities or forward commitments prior to settlement if the Adviser deems it appropriate.

     MORTGAGE DOLLAR ROLLS - The Portfolio can enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate and terms. The Portfolio may execute a "roll" to obtain better underlying mortgage securities or to increase yield. The Portfolio accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Portfolio may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. For the six months ended February 28, 2011, the Portfolio did not enter into any dollar roll transactions.

     FINANCIAL FUTURES CONTRACTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may enter into futures contracts to hedge against changes in interest rates and securities prices, or to otherwise manage its term structure, sector selections and duration. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contract is closed.

     The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. For the six months ended February 28, 2011, the Portfolio's average volume of futures contracts is 165 for long position contracts and 64 for short position contracts.

     OPTIONS CONTRACTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may write covered call and put options on futures, or securities it owns or in which it may invest. Writing put options tends to increase the Portfolio's exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future or security transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, has no control over whether the underlying future or security may be sold (call) or pur-

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2011 (UNAUDITED)

chased (put), and as a result bears the market risk of an unfavorable change in the price of the future or security underlying the written option. The Portfolio may not be able to enter into a closing transaction because of an illiquid market.

     The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future or security transaction to determine the realized gain or loss.

     SWAP AGREEMENTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may invest in swap agreements for the purpose of hedging against changes in interest rates. Swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from independent market makers and the change, if any, is recorded as unrealized gain or loss in the statement of operations. Net payments of interest are recorded as realized gain or loss. Cash in the amount of $2,253,369 held as collateral for swap agreements is classified as segregated cash on the Portfolio's Statement of Assets and Liabilities.

     The Portfolio is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Portfolio such as swap contracts, option contracts, and TBA securities.

     The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (ISDA agreements). The Portfolio's ISDA agreements, which are separately negotiated with each dealer counterparty, typically contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. Such rights often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse impact on the Portfolio. For open swap contracts, see the Portfolio of Investments, which is also indicative of activity for the six months ended February 28, 2011.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed-upon date and price. The seller will be required on a daily basis to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

2.   INVESTMENT ADVISER AND OTHER SERVICES

     Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), an indirect wholly-owned subsidiary of JPMorgan Chase & Co., serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Company (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.48% of the Portfolio's average daily net assets. Through December 31, 2009, BSAM was voluntarily waiving a portion of its advisory fee and reimbursing certain expenses in order to limit the Portfolio's total annual portfolio operating expenses excluding interest expense to 0.60% of the Portfolio's average daily net assets. As of January 1, 2010, BSAM terminated its voluntary fee waivers and expense reimbursements. For the six months ended February 28, 2011, investment advisory fees were $293,997.

     BNY Mellon Investment Servicing (US) Inc., ("BNY Mellon") serves as administrator for the Portfolio. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio's average daily net assets, subject to certain minimum monthly fees.

     Included in the administration and accounting fees, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

     For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio's average daily net assets, subject to certain minimum monthly fees.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2011 (UNAUDITED)

     PFPC Trust Company ("PFPC Trust") is a member of The Bank of New York Mellon Corporation and provides certain custodial services to the Portfolio. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio's average daily net assets, subject to certain minimum monthly fees.

     BNY Mellon Distributors Inc. serves as the principal underwriter and distributor of the Portfolio's shares pursuant to a Distribution Agreement with RBB.

     The Portfolio will not pay BNY Mellon or BNY Mellon's affiliates at a later time for any amounts waived or any amounts assumed.

3.   DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Portfolio during the six months ended February 28, 2011 was $8,346. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Portfolio or the Company.

4.   INVESTMENT IN SECURITIES

     For the six months ended February 28, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolio were as follows:

                                                        PURCHASES       SALES
                                                       -----------   ----------
Investments in U.S. Government Securities ..........   $18,516,811   $8,943,333
Investments in Non-U.S. Government Securities ......            --    7,084,473

5.   CAPITAL STOCK TRANSACTIONS

     As of February 28, 2011, the Portfolio had individual shareholder accounts, which individually amounted to more than 10% of the total shares outstanding of the Portfolio as detailed below.

% OF SHARES   NUMBER OF
OUTSTANDING    ACCOUNTS
-----------   ---------
    100%          5

     Significant shareholder transactions, if any, may impact the Portfolio's performance.

6.   FEDERAL INCOME TAX INFORMATION

     Management has analyzed the Portfolio's tax positions taken on federal income tax returns for all open tax years (August 31, 2007 - 2010) and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. The Portfolio's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     As of February 28, 2011, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio were as follows:

 FEDERAL TAX    UNREALIZED     UNREALIZED    NET UNREALIZED
    COST       APPRECIATION   DEPRECIATION    DEPRECIATION
------------   ------------   ------------   --------------
$145,982,035    $4,050,706    $(23,108,774)   $(19,058,068)

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

 UNDISTRIBUTED     UNDISTRIBUTED
ORDINARY INCOME   LONG-TERM GAINS
---------------   ---------------
    $353,429            $--

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                          FEBRUARY 28, 2011 (UNAUDITED)

     The difference between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income dividends for federal tax purposes.

     The federal income tax character of dividends and distributions paid fiscal year end was as follows:

                          AUGUST 31, 2010
                          ---------------
Ordinary income              $6,097,351
Long-term capital gains              --

     Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     As of August 31, 2010, the Portfolio had a capital loss carryforward of $1,382,809 available to offset future capital gains. The capital loss carryforward will expire in 2015 $483,278, 2016 $832,226 and 2018 $67,305 if not
utilized by future capital gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2010, the Portfolio deferred post-October capital losses of $258,784.

7.   NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

8.   SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued, and has determined that there were no subsequent events.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Bear Stearns CUFS(R) MLP Mortgage Portfolio at (800) 519-CUFS (2837) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                               INVESTMENT ADVISER
                          Bear Stearns Asset Management
                         c/o JP Morgan Asset Management
                                 245 Park Avenue
                               New York, NY 10167

                                  ADMINISTRATOR
                    BNY Mellon Investment Servicing (US) Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                                 TRANSFER AGENT
                    BNY Mellon Investment Servicing (US) Inc.
                               4400 Computer Drive
                              Westborough, MA 01581

                              PRINCIPAL UNDERWRITER
                          BNY Mellon Distributors Inc.
                                 760 Moore Road
                            King of Prussia, PA 19406

                                    CUSTODIAN
                               PFPC Trust Company
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                         Two Commerce Square, Suite 1700
                               2001 Market Street
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                          One Logan Square, Suite 2000
                           Philadelphia, PA 19103-6996

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2010 through February 28, 2011 and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                   MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                           -----------------------------------------------------
                                               BEGINNING             ENDING        EXPENSES PAID
                                             ACCOUNT VALUE       ACCOUNT VALUE         DURING
                                           SEPTEMBER 1, 2010   FEBRUARY 28, 2011      PERIOD*
                                           -----------------   -----------------   -------------
Actual                                         $1,000.00           $1,000.10           $1.54
Hypothetical (5% return before expenses)        1,000.00            1,023.24            1.56

                                                MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                           -----------------------------------------------------
                                               BEGINNING             ENDING        EXPENSES PAID
                                             ACCOUNT VALUE       ACCOUNT VALUE         DURING
                                           SEPTEMBER 1, 2010   FEBRUARY 28, 2011      PERIOD*
                                           -----------------   -----------------   -------------
Actual                                         $1,000.00           $1,000.40           $1.24
Hypothetical (5% return before expenses)        1,000.00            1,023.54            1.26

* Expenses are equal to the Portfolio's annualized six month expense ratio of 0.31% for the Bedford Class shares and 0.25% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days
     (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Portfolio's ending account value on the first line in each table is based on the actual six-month total return of 0.01% for the Bedford Class shares and 0.04% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                           % OF NET
SECURITY TYPE                               ASSETS        VALUE
-------------                              --------   ------------
Short Term Investments:
   Commercial Paper ....................     31.7%    $234,163,605
   Certificates of Deposit .............     30.1      222,565,164
   U.S. Treasury Obligations ...........     14.2      105,148,542
   Agency Obligations ..................      8.8       64,973,473
   Municipal Bonds .....................      8.4       61,940,000
   Repurchase Agreement ................      6.5       48,147,000
   Variable Rate Obligations ...........      1.2        8,900,000
Liabilities in Excess of Other Assets ..     (0.9)      (6,747,344)
                                            -----     ------------
NET ASSETS .............................    100.0%    $739,090,440
                                            =====     ============

Portfolio holdings are subject to change at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                          PAR
                                                         (000)          VALUE
                                                     ------------   ------------
CERTIFICATES OF DEPOSIT--30.1%
DOMESTIC CERTIFICATES OF DEPOSIT--1.8%
Harris NA
   0.250%, 03/10/11 ..............................   $      3,000   $  3,000,000
State Street Bank & Trust Co.
   0.250%, 04/28/11 ..............................          6,000      6,000,000
   0.250%, 05/03/11 ..............................          4,500      4,500,000
                                                                    ------------
                                                                      13,500,000
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--28.3% (a)
Bank of Montreal, Chicago
   0.270%, 03/01/11 ..............................         10,000     10,000,000
   0.230%, 03/21/11 ..............................          5,000      5,000,000
   0.312%, 08/29/11(b) ...........................          4,500      4,500,000
Bank of Nova Scotia, Houston
   0.270%, 03/01/11 ..............................          4,000      4,000,000
   0.260%, 03/10/11 ..............................          7,000      6,999,990
   0.280%, 04/05/11 ..............................          5,000      5,000,000
   0.265%, 05/25/11 ..............................          5,000      5,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.,
   New York
   0.250%, 03/15/11 ..............................          7,000      7,000,000
   0.300%, 04/11/11 ..............................          5,000      5,000,000
Barclays Bank PLC, New York
   0.400%, 03/04/11 ..............................          6,000      6,000,000
BNP Paribas SA, New York
   0.260%, 03/08/11 ..............................         10,000     10,000,000
   0.390%, 05/05/11 ..............................          8,000      8,000,000
Credit Agricole Corp. & Investment
   Bank, New York
   0.270%, 03/14/11 ..............................          5,000      5,000,000
   0.270%, 03/14/11 ..............................         11,000     11,000,000
Credit Suisse, New York
   0.280%, 04/12/11 ..............................          8,500      8,500,000
   0.250%, 04/25/11 ..............................         11,000     11,000,000
Deutsche Bank AG, New York
   0.300%, 04/06/11 ..............................          8,000      8,000,000
   0.305%, 06/17/11 ..............................          7,000      7,000,000
   0.333%, 08/04/11(b) ...........................          6,500      6,500,000
Dexia Credit Local, GTD, New York(b)(d)
   2.053%, 03/17/11 ..............................          6,000      6,000,000
Lloyds TSB Bank PLC, New York
   0.322%, 02/14/12 (b) ..........................          8,065      8,065,000
National Australia Bank(b)
   0.354%, 02/10/12 ..............................          4,000      4,000,000

                                                          PAR
                                                         (000)          VALUE
                                                     ------------   ------------
CERTIFICATES OF DEPOSIT--(CONTINUED)
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Nordea Bank Finland PLC, New York
   0.320%, 04/15/11 ..............................   $      7,000   $  7,000,174
Rabobank Nederland NV, New York(b)
   0.356%, 09/15/11 ..............................          5,000      5,000,000
Royal Bank of Canada, New York(b)
   0.330%, 10/14/11 ..............................          5,000      5,000,000
   0.311%, 02/29/12 ..............................          7,500      7,500,000
Royal Bank of Scotland PLC, Connecticut
   0.490%, 04/19/11 ..............................          7,000      7,000,000
Societe Generale, New York(b)
   0.370%, 04/21/11 ..............................          5,000      5,000,000
Sumitomo Mitsui Banking Corp., New York
   0.300%, 04/20/11 ..............................          5,000      5,000,000
Toronto Dominion Bank, New York(b)
   0.344%, 01/12/12 ..............................          4,000      4,000,000
Westpac Banking Corp., New York(b)
   0.338%, 11/04/11 ..............................          7,000      7,000,000
   0.354%, 12/09/11 ..............................          5,000      5,000,000
                                                                    ------------
                                                                     209,065,164
                                                                    ------------
      TOTAL CERTIFICATES OF DEPOSIT
         (Cost $222,565,164) .....................                   222,565,164
                                                                    ------------
COMMERCIAL PAPER--31.7%
ASSET BACKED--19.6% (e)
Antalis US Funding Corp.
   0.280%, 03/07/11 ..............................          8,180      8,179,618
   0.280%, 03/10/11 ..............................          8,800      8,799,384
   0.280%, 03/11/11 ..............................          4,000      3,999,689
   0.270%, 03/16/11 ..............................         10,000      9,998,875
Aspen Funding Corp.
   0.260%, 03/17/11 ..............................         10,000      9,998,844
Fairway Finance Co. LLC
   0.270%, 05/05/11 ..............................          7,794      7,790,200
Falcon Asset Securitization Co. LLC
   0.260%, 05/19/11 ..............................          6,500      6,496,291
Gotham Funding Corp.
   0.260%, 03/17/11 ..............................          7,936      7,935,083
Jupiter Securitization Co. LLC
   0.260%, 04/05/11 ..............................          8,000      7,997,978
LMA Americas LLC
   0.250%, 03/22/11 ..............................         10,000      9,998,542

                See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                          PAR
                                                         (000)          VALUE
                                                     ------------   ------------
COMMERCIAL PAPER--(CONTINUED)
ASSET BACKED--(CONTINUED)
Manhattan Asset Funding Co. LLC
   0.260%, 03/18/11 ..............................   $      5,000   $  4,999,386
Mont Blanc Capital Corp.
   0.280%, 03/09/11 ..............................          8,000      7,999,502
Scaldis Capital LLC
   0.280%, 03/17/11 ..............................         10,000      9,998,756
Solitaire Funding LLC
   0.260%, 03/08/11 ..............................         15,000     14,999,242
   0.260%, 03/18/11 ..............................         10,000      9,998,772
Surrey Funding Corp.
   0.240%, 03/22/11 ..............................          7,000      6,999,020
Ticonderoga Funding LLC
   0.280%, 04/04/11 ..............................          6,500      6,498,281
Variable Funding
   0.270%, 04/26/11 ..............................          2,000      1,999,160
                                                                    ------------
                                                                     144,686,623
                                                                    ------------
BANKS--9.9%
BNP Paribas Finance, Inc.(e)
   0.420%, 03/01/11 ..............................          4,000      4,000,000
BNZ International Funding, Ltd.(b)
   0.380%, 03/22/11 ..............................          7,000      6,998,448
Commonwealth Bank of Australia(b)
   0.323%, 10/06/11 ..............................          7,000      6,999,518
Danske Corp.(e)
   0.277%, 03/09/11 ..............................          8,000      7,999,507
Grampian Funding LLC(e)
   0.270%, 03/21/11 ..............................         10,000      9,998,500
JPMorgan Chase & Co.(e)
   0.230%, 06/27/11 ..............................          5,500      5,495,854
Nordea North America(e)
   0.270%, 03/14/11 ..............................          8,000      7,999,220
Novartis Finance Corp.(e)
   0.260%, 08/12/11 ..............................          3,000      2,996,447
State Street Corp.(e)
   0.260%, 05/24/11 ..............................          8,000      7,995,147
Westpac Banking Corp., New York(b)
   0.344%, 01/06/12 ..............................          8,000      8,000,000
   0.420%, 01/13/12 ..............................          5,000      5,000,000
                                                                    ------------
                                                                      73,482,641
                                                                    ------------

                                                          PAR
                                                         (000)          VALUE
                                                     ------------   ------------
COMMERCIAL PAPER--(CONTINUED)
LIFE INSURANCE--2.2%
Metlife Short Term Funding(e)
   0.280%, 03/07/11 ..............................   $      5,000   $  4,999,767
   0.260%, 04/13/11 ..............................          5,000      4,998,447
   0.280%, 05/23/11 ..............................          6,000      5,996,127
                                                                    ------------
                                                                      15,994,341
                                                                    ------------
      TOTAL COMMERCIAL PAPER
         (Cost $234,163,605) .....................                   234,163,605
                                                                    ------------
MUNICIPAL BONDS--8.4%
CALIFORNIA--1.7%
California Bay Area Toll Authority,
   Toll Bridge Revenue, RB (LOC:
   Bank of America)(b)(d)
   0.190%, 03/07/11 ..............................          5,000      5,000,000
California Housing Finance Agency
   Revenue, Series A, RB (LOC:
   Fannie Mae, Freddie Mac)(b)(d)
   0.260%, 03/07/11 ..............................          3,400      3,400,000
San Francisco, City & County
   Redevelopment Agency,
   Multifamily Revenue, Series A, RB (Liquidity
   Facility: Fannie Mae)(b)(d)
   0.240%, 03/07/11 ..............................          4,000      4,000,000
                                                                    ------------
                                                                      12,400,000
                                                                    ------------
COLORADO--0.9%
Colorado State, Housing Finance Authority,
   Class I, Series A-3, RB (LOC:
   Fannie Mae, Freddie Mac)(b)(d)
   0.260%, 03/07/11 ..............................          6,500      6,500,000
                                                                    ------------
CONNECTICUT--0.8%
Connecticut State, Health & Educational
   Facilities Authority Revenue, New Haven
   Hospital, Series K-2, RB (LOC: JPMorgan
   Chase Bank)(b)(d)
   0.230%, 03/07/11 ..............................          5,800      5,800,000
                                                                    ------------
ILLINOIS--0.7%
Illinois State, Toll Highway Authority,
   Toll Highway Revenue, Series A-2, RB
   (SBPA: JPMorgan Chase Bank)(b)(d)
   0.290%, 03/07/11 ..............................          5,000      5,000,000
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                          PAR
                                                         (000)          VALUE
                                                     ------------   ------------
MUNICIPAL BONDS--(CONTINUED)
MASSACHUSETTS--0.5%
Massachusetts Bay Transportation
   Authority, General Transportation
   System, RB (SBPA: Dexia Credit
   Local)(b)(d)
   0.280%, 03/07/11 ..............................   $      4,000   $  4,000,000
                                                                    ------------
NEW YORK--2.8%
New York City, Housing Development
   Corp., Multifamily Rent Housing
   Revenue, Series A, RB (LOC:
   Fannie Mae)(b)(d)
   0.250%, 03/07/11 ..............................          6,000      6,000,000
New York City, Industrial Development
   Agency Civic Facility Revenue,
   New York Law School Project,
   Series A, RB (LOC: JPMorgan
   Chase Bank)(b)(d)
   0.240%, 03/07/11 ..............................          4,445      4,445,000
New York State, Housing Finance
   Agency Revenue, RB (Liquidity
   Facility: Freddie Mac)(b)(d)
   0.220%, 03/07/11 ..............................          5,200      5,200,000
Westchester County, Health Care
   Revenue, RB (LOC: TB Bank NA)(b)(d)
   0.240%, 03/07/11 ..............................          5,000      5,000,000
                                                                    ------------
                                                                      20,645,000
                                                                    ------------
TEXAS--1.0%
Harris County, Municipal Securities
   Trust Receipts, Class A, RB (LOC:
   Societe Generale)(b)(c)(d)
   0.260%, 03/07/11 ..............................          3,695      3,695,000
Texas State, Veterans Housing
   Assessment Project, Series A-2, GO
   (Liquidity Facility: JPMorgan Chase &
   Co.)(b)(d)
   0.230%, 03/07/11 ..............................          3,900      3,900,000
                                                                    ------------
                                                                       7,595,000
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $61,940,000) ......................                    61,940,000
                                                                    ------------

                                                          PAR
                                                         (000)          VALUE
                                                     ------------   ------------
VARIABLE RATE OBLIGATIONS--1.2%
BANKS--1.2%
Merill Lynch, Pierce, Fenner and
   Smith Inc.(b)(d)
   0.330%, 03/01/11 ..............................   $      4,000   $  4,000,000
Rabobank Nederland NV(b)(c)(d)
   2.053%, 04/07/11 ..............................          4,900      4,900,000
                                                                    ------------
                                                                       8,900,000
                                                                    ------------
      TOTAL VARIABLE RATE OBLIGATIONS
         (Cost $8,900,000) .......................                     8,900,000
                                                                    ------------
AGENCY OBLIGATIONS--8.8%
Fannie Mae(b)
   0.252%, 07/26/12 ..............................          6,500      6,498,175
   0.294%, 09/17/12 ..............................          6,000      5,998,119
   0.293%, 12/20/12 ..............................          3,500      3,498,719
Federal Home Loan Bank(b)
   0.243%, 10/06/11 ..............................          7,000      6,998,293
Freddie Mac
   0.363%, 04/01/11 (b) ..........................          5,000      5,000,429
   0.191%, 05/05/11(b) ...........................         10,000      9,999,463
   0.190%, 08/30/11(e) ...........................          5,000      4,995,197
   0.212%, 12/29/11(b) ...........................          5,000      4,997,904
   0.233%, 04/03/12(b) ...........................          6,000      5,997,339
   0.202%, 11/02/12(b) ...........................          7,000      6,992,903
   0.320%, 01/24/13(b) ...........................          4,000      3,996,932
                                                                    ------------
      TOTAL AGENCY OBLIGATIONS
         (Cost $64,973,473) ......................                    64,973,473
                                                                    ------------
U.S. TREASURY OBLIGATIONS--14.2%
U.S. Treasury Bills(e)
   0.195%, 03/17/11 ..............................          6,500      6,499,437
   0.195%, 03/31/11 ..............................         10,000      9,998,379
   0.190%, 05/26/11 ..............................          3,500      3,498,411
   0.212%, 06/02/11 ..............................          7,400      7,395,947
   0.225%, 06/30/11 ..............................          8,000      7,993,950
   0.200%, 07/07/11 ..............................          8,500      8,493,956
U.S. Treasury Notes
   0.875%, 03/31/11 ..............................          8,500      8,504,414
   4.875%, 05/31/11 ..............................          5,000      5,057,621
   1.125%, 06/30/11 ..............................         11,750     11,784,240
   5.000%, 08/15/11 ..............................          8,000      8,174,695
   1.000%, 09/30/11 ..............................         17,500     17,576,691

                See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                          PAR
                                                         (000)          VALUE
                                                     ------------   ------------
U.S. TREASURY OBLIGATIONS--(CONTINUED)
   1.000%, 10/31/11 ..............................   $      5,000   $  5,025,499
   4.625%, 10/31/11 ..............................          5,000      5,145,302
                                                                    ------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $105,148,542) .....................                   105,148,542
                                                                    ------------
REPURCHASE AGREEMENT--6.5%
Deutsche Bank Securities Inc.
   (Tri-Party Agreement dated
   02/28/11 to be repurchased at
   $48,147,254, collateralized by
   $48,185,000 par value, Federal
   National Mortgage Association
   Structured Notes and Federal Home
   Loan Mortgage Corp. Structured
   Notes, 0.00% to 6.00%, due
   02/10/2012 to 04/18/2036,
   Fair Value of the collateral is
   $49,110,586)
   0.190%, 03/01/11 ..............................         48,147     48,147,000
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $48,147,000) ......................                    48,147,000
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--100.9%
   (Cost $745,837,784)* ..........................                   745,837,784
                                                                    ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.9)% ..........................                    (6,747,344)
                                                                    ------------
NET ASSETS (APPLICABLE TO
   721,032,664 BEDFORD SHARES
   AND 18,053,088 SANSOM
   STREET SHARES )--100.0% .......................                  $739,090,440
                                                                    ============

* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a)  Issuer is a US branch of a foreign domiciled bank.

(b)  Variable Rate Security. Rate shown is as of report date.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in trans-actions exempt from registration, normally to qualified insti-tutional investors. At February 28, 2011, this security amounted to $8,595,000 or 1.2% of net assets. This security has been determined by the Adviser to be a liquid security.

(d) Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

(e)  Rate disclosed represents the discount rate at the time of purchase.

GO   General Obligation
LOC  Line of Credit
RB   Revenue Bond
SBPA Standby Bond Purchase Agreement

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Portfolio's investments carried at value (See Note 1 in Notes to Financial Statements):

                                                              LEVEL 2        LEVEL 3
                                   TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                  VALUE AT        QUOTED    OBSERVABLE    UNOBSERVABLE
                             FEBRUARY 28, 2011    PRICE       INPUTS         INPUTS
                             -----------------   -------   ------------   ------------
Investments in Securities*      $745,837,784       $--     $745,837,784        $--
                                ============       ===     ============        ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

ASSETS
   Investments, at value (Cost $697,690,784) ...............................   $697,690,784
   Repurchase agreement, at value (Cost $48,147,000) .......................     48,147,000
   Cash ....................................................................             13
   Receivables
      Interest receivable ..................................................        458,453
   Prepaid expenses and other assets .......................................         35,636
                                                                               ------------
         Total assets ......................................................    746,331,886
                                                                               ------------
LIABILITIES
   Payables
      Investments purchased ................................................      6,992,903
      Distribution to shareholders .........................................          1,218
      Investment advisory and administration fees ..........................        100,448
      Custodian fees .......................................................         46,139
      Distribution fees ....................................................         24,505
      Professional fees ....................................................         20,544
      Service organization fees (Sansom Street Class) ......................          1,600
      Other accrued expenses and liabilities ...............................         54,089
                                                                               ------------
         Total liabilities .................................................      7,241,446
                                                                               ------------
         Net Assets ........................................................   $739,090,440
                                                                               ============
NET ASSETS CONSIST OF
   Par Value ...............................................................   $    739,086
   Paid-in Capital .........................................................    738,346,642
   Accumulated net realized gain from investments ..........................          4,712
                                                                               ------------
   Net Assets ..............................................................   $739,090,440
                                                                               ============
BEDFORD CLASS
   Net assets ..............................................................   $721,037,706
                                                                               ------------
   Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized) ..    721,032,664
                                                                               ------------
   Net asset value, offering and redemption price per share ................   $       1.00
                                                                               ============
SANSOM STREET CLASS
   Net assets ..............................................................   $ 18,052,734
                                                                               ------------
   Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized) ..     18,053,088
                                                                               ------------
   Net asset value, offering and redemption price per share ................   $       1.00
                                                                               ============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011
                                   (UNAUDITED)

INVESTMENT INCOME
   Interest ...........................................   $ 1,165,836
                                                          -----------
      Total investment income .........................     1,165,836
                                                          -----------
EXPENSES
   Distribution fees (Bedford Class)(1) ...............     2,178,621
   Investment advisory and administration fees ........     1,406,523
   Custodian fees .....................................        75,952
   Professional fees ..................................        57,131
   Directors' and officers' fees ......................        43,933
   Printing and shareholder reporting fees ............        30,701
   Regulatory administration fees .....................        28,255
   Transfer agent fees ................................        27,465
   Registration and filing fees .......................        16,466
   Insurance fees .....................................         9,479
   Other expenses .....................................         9,002
                                                          -----------
      Total expenses before waivers ...................     3,883,528
      Less: Advisory and administration waivers .......      (833,126)
      Less: Distribution fee waivers ..................    (1,961,132)
                                                          -----------
   Net expenses after waivers .........................     1,089,270
                                                          -----------
   Net investment income ..............................        76,566
                                                          -----------
   Net realized gain from investments .................         4,712
                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..   $    81,278
                                                          ===========

(1)  See Note 2 in Notes to Financial Statements

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FOR THE           FOR THE
                                                                SIX MONTHS ENDED     YEAR ENDED
                                                               FEBRUARY 28, 2011     AUGUST 31,
                                                                  (UNAUDITED)           2010
                                                               -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
      Net investment income ................................     $      76,566     $     163,554
      Net realized gain from investments ...................             4,712            11,771
                                                                 -------------     -------------
Net increase in net assets resulting from operations .......            81,278           175,325
                                                                 -------------     -------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income:
      Bedford Class ........................................           (77,058)         (190,149)
      Sansom Street Class ..................................           (11,321)          (40,344)
                                                                 -------------     -------------
Net decrease in net assets from dividends to shareholders ..           (88,379)         (230,493)
                                                                 -------------     -------------
CAPITAL TRANSACTIONS (AT $1.00 PER SHARE):
   Proceeds from shares sold:
      Bedford Class ........................................       494,359,402       811,191,644
      Sansom Street Class ..................................        72,969,141       126,322,590
   Shares issued on reinvestment of distributions:
      Bedford Class ........................................            75,452           185,482
      Sansom Street Class ..................................               168               597
   Shares repurchased:
      Bedford Class ........................................      (366,960,298)     (762,949,046)
      Sansom Street Class ..................................       (92,624,289)     (121,108,751)
                                                                 -------------     -------------
Net increase in net assets derived from capital
   transactions ............................................       107,819,576        53,642,516
                                                                 -------------     -------------
Total increase in net assets ...............................       107,812,475        53,587,348
NET ASSETS:
      Beginning of period ..................................       631,277,965       577,690,617
                                                                 -------------     -------------
      End of period ........................................     $ 739,090,440     $ 631,277,965
                                                                 =============     =============
Undistributed net investment income, end of period .........     $          --     $      11,813
                                                                 =============     =============
SHARE TRANSACTIONS:
   Shares sold
      Bedford Class ........................................       494,359,402       806,442,244
      Sansom Street Class ..................................        72,969,141       126,322,590
   Shares reinvested
      Bedford Class ........................................            75,452           185,482
      Sansom Street Class ..................................               168               597
   Shares repurchased
      Bedford Class ........................................      (366,960,298)     (758,199,646)
      Sansom Street Class ..................................       (92,624,289)     (121,108,751)
                                                                 -------------     -------------
Total Share Activity .......................................       107,819,576        53,642,516
                                                                 =============     =============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    THE BEDFORD CLASS
                                          FOR THE    -------------------------------------------------------------------------------
                                        SIX MONTHS         FOR             FOR             FOR             FOR             FOR
                                           ENDED           THE             THE             THE             THE             THE
                                       FEBRUARY 28,        YEAR            YEAR            YEAR            YEAR            YEAR
                                           2011           ENDED           ENDED           ENDED           ENDED           ENDED
                                        (UNAUDITED)  AUGUST 31, 2010 AUGUST 31, 2009 AUGUST 31, 2008 AUGUST 31, 2007 AUGUST 31, 2006
                                       ------------  --------------- --------------- --------------- --------------- ---------------
Net asset value, beginning of
   period ............................  $   1.00        $   1.00         $   1.00       $   1.00         $   1.00       $   1.00
                                        --------        --------         --------       --------         --------       --------
Income from investment operations:
   Net investment income .............    0.0001          0.0003           0.0074         0.0307           0.0447         0.0388
   Net gains (losses) on securities ..        --(b)           --(b)            --(b)          --(b)            --(b)          --(b)
                                        --------        --------         --------       --------         --------       --------
      Total net income from investment
         operations ..................    0.0001          0.0003           0.0074         0.0307           0.0447         0.0388
                                        --------        --------         --------       --------         --------       --------
Less dividends and distributions:
   Dividends (from net investment
      income) ........................   (0.0001)        (0.0003)         (0.0074)       (0.0307)         (0.0447)       (0.0388)
                                        --------        --------         --------       --------         --------       --------
Net asset value, end of
   period ............................  $   1.00        $   1.00         $   1.00       $   1.00         $   1.00       $   1.00
                                        ========        ========         ========       ========         ========       ========
   Total Return ......................      0.01%(c)        0.03%            0.74%          3.12%            4.56%          3.95%
Ratios/Supplemental Data
   Net assets, end of period
      (000's omitted) ................  $721,038        $593,570         $545,194       $319,387         $218,914       $150,657
   Ratios of expenses to average
      net assets(a) ..................      0.31%(d)        0.31%            0.69%          0.90%            0.90%          0.85%
   Ratios of net investment income
      to average net assets ..........      0.02%(d)        0.02%            0.65%          2.94%            4.47%          3.81%

(a) Without the waiver of advisory fees, distribution fees, and/or reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.14% (annualized) for the six months ended February 28, 2011 and 1.18%, 1.24%, 1.23%, 1.29% and 1.34% for the years ended August
     31, 2010, 2009, 2008, 2007 and 2006 respectively.

(b)  Amount is less than $0.00005 per share.

(c)  Not annualized.

(d)  Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONCLUDED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 THE SANSOM STREET CLASS
                                          FOR THE    -------------------------------------------------------------------------------
                                        SIX MONTHS         FOR             FOR             FOR             FOR             FOR
                                           ENDED           THE             THE             THE             THE             THE
                                       FEBRUARY 28,        YEAR            YEAR            YEAR            YEAR            YEAR
                                           2011           ENDED           ENDED           ENDED           ENDED           ENDED
                                        (UNAUDITED)  AUGUST 31, 2010 AUGUST 31, 2009 AUGUST 31, 2008 AUGUST 31, 2007 AUGUST 31, 2006
                                       ------------  --------------- --------------- --------------- --------------- ---------------
Net asset value, beginning of
   period ............................  $   1.00        $   1.00       $   1.00         $   1.00       $   1.00         $   1.00
                                        --------        --------       --------         --------       --------         --------
Income from investment operations:
   Net investment income .............    0.0004          0.0010         0.0121           0.0365         0.0502           0.0434
   Net gains (losses) on securities ..        --(b)           --(b)          --(b)            --(b)           --(b)           --(b)
                                        --------        --------       --------         --------       --------         --------
      Total net income from investment
         operations ..................    0.0004          0.0010         0.0121           0.0365         0.0502           0.0434
                                        --------        --------       --------         --------       --------         --------
Less dividends and distributions:
   Dividends (from net investment
      income) ........................   (0.0004)        (0.0010)       (0.0121)         (0.0365)       (0.0502)         (0.0434)
                                        --------        --------       --------         --------       --------         --------
Net asset value, end of
   period ............................  $   1.00        $   1.00       $   1.00         $   1.00       $   1.00         $   1.00
                                        ========        ========       ========         ========       ========         ========
  Total Return .......................      0.04%(c)        0.10%          1.21%            3.71%          5.14%            4.42%
Ratios/Supplemental Data
   Net assets, end of period
      (000's omitted) ................  $ 18,053        $ 37,708       $ 32,496         $ 28,749       $ 15,352         $ 15,525
   Ratios of expenses to average
      net assets(a) ..................      0.25%(d)        0.24%          0.25%            0.31%          0.35%            0.26%
   Ratios of net investment income
      to average net assets ..........      0.08%(d)        0.09%          0.93%            3.64%          5.02%            4.25%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.49%(annualized) for the six months ended February 28, 2011 and 0.54%, 0.60%, 0.60%, 0.69% and 0.67% for the years ended August 31, 2010, 2009,
     2008, 2007 and 2006, respectively.

(b)  Amount is less than $0.00005 per share.

(c)  Not annualized.

(d)  Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                         FEBRUARY 28, 2011 (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Money Market Portfolio ("Portfolio").

     RBB has authorized capital of one hundred billion shares of common stock of which 79.373 billion shares are currently classified into one hundred and thirty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Portfolio has issued shares with a par value of $0.001.

     SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value ("NAV") per share at $1.00.

     FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Portfolio's investments are summarized into three levels as described below:

     - Level 1 -- unadjusted quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of February 28, 2011 is included with the Portfolio's Schedule of Investments.

     At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the six months ended February 28, 2011, there were no transfers between Level 1 and Level 2 for the Fund.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                   (UNAUDITED)

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution fee and service organization fees, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the Company (such as director or professional fees) are charged to all portfolios in proportion to their average net assets of RBB, or in such other manner as the Company's Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolio.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Portfolio's custodian or an authorized securities depository. In the event the counterparty defaults and the fair value of the collateral declines, the Portfolio could experience losses, delays and costs in liquidating the collateral.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                   (UNAUDITED)

2. INVESTMENT ADVISER AND OTHER SERVICES

     Pursuant to an Investment Advisory and Administration Agreement, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect wholly owned subsidiary of BlackRock, Inc., serves as investment adviser and administrator for the Portfolio. BIMC and BNY Mellon Investment Servicing (US) Inc, ("BNY Mellon"), entered into a delegation agreement on behalf of the Portfolio, wherein BNY Mellon has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                                  ANNUAL RATE

                 0.45% of first $250 million of net assets;
                 0.40% of next $250 million of net assets; and 0.35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive and/or reimburse all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2011, advisory fees and waivers were as follows:

GROSS ADVISORY                NET ADVISORY
      AND                          AND
ADMINISTRATION               ADMINISTRATION
      FEE          WAIVER          FEE
--------------   ---------   --------------
   $1,406,523    $(833,126)     $573,397

     As of February 28, 2011, the Portfolio owed BIMC $100,448 in advisory and administration fees.

     BNY Mellon and BNY Mellon Distributors Inc., ("BNY Mellon Distributors"), may also voluntarily waive a portion of their fees and/or reimburse expenses.

     The Portfolio will not pay BIMC, BNY Mellon or BNY Mellon Distributors at a later time for any amounts waived or assumed.

     For providing regulatory administration services to RBB, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

     In addition, BNY Mellon serves as the Portfolio's transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio's average daily net assets and is subject to certain minimum monthly fees.

     For providing custodial services to the Portfolio, PFPC Trust Company, an affiliate of BNY Mellon, is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio's average daily net assets subject to certain minimum monthly fees.

     The Portfolio, on behalf of the Bedford Class of shares of the Portfolio, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Portfolio has entered into a Distribution Agreement with BNY Mellon Distributors.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                   (UNAUDITED)

     The Plan provides for the Bedford Class to make monthly payments, based on average net assets, to BNY Mellon Distributors of up to 0.65% on an annualized basis. BNY Mellon Distributors may voluntarily waive these fees at its discretion. For the six months ended February 28, 2011, distribution fees paid to BNY Mellon Distributors for the Bedford Class were as follows:

                    GROSS                         NET
                DISTRIBUTION                 DISTRIBUTION
                     FEE          WAIVER          FEE
                ------------   -----------   ------------
Bedford Class    $2,178,621    $(1,961,132)    $217,489

     The Portfolio has entered into service agreements with BNY Mellon which render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares.

3. DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Portfolio during the six months ended February 28, 2011 was $37,314. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Portfolio or the Company.

4. SIGNIFICANT SHAREHOLDERS

     For the period ended February 28, 2011, the Portfolio had one shareholder account and/or Omnibus account (comprised of a group of individual shareholders) that amounted to 98% of the total shares outstanding of the Portfolio.

5. FEDERAL INCOME TAX INFORMATION

     The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal tax provision is required.

     Management has analyzed the Portfolio's tax positions taken on federal income tax returns for all open tax years (August 31, 2007 - 2010) and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. The Portfolio's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     As of August 31, 2010 the Portfolio had $17,335 of undistributed ordinary income for federal tax purposes.

     The difference between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for Federal income tax purposes. Short-term capital gains are reported as ordinary income dividends for Federal income tax purposes.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                               FEBRUARY 28, 2011
                                   (UNAUDITED)

     The tax character of dividends and distributions paid during the year ended August 31, 2010 was as follows:

        ORDINARY    LONG-TERM
         INCOME       GAINS
       ----------   ---------
2010   $3,031,192     $1,432

     Dividends paid from net investment income and short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

     For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. As of August 31, 2010, the Portfolio had no capital loss carryforwards.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2010, the Portfolio did not incur a net post-October capital loss.

6. NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

7. SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             ADDITIONAL INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Bedford         (800) 888-9723
Sansom Street   (800) 430-9618

QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Deloitte & Touche LLP ("D&T") was replaced as the independent registered public accounting firm to the Portfolio effective upon the completion of services related to the audit for the Portfolio's 2010 fiscal year. The Company's Audit Committee participated in, and approved, the decision to change auditors. D&T's reports on the Portfolio's financial statements for the fiscal years ended August 31, 2010 and August 31, 2009 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Portfolio's fiscal years ended August 31, 2010 and August 31, 2009 and through November 11, 2010, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Portfolio's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

     On November 11, 2010, the Company by action of its Board of Directors upon the recommendation of the Company's Audit Committee engaged PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm to audit the Portfolio's financial statements for the fiscal year ending August 31, 2011. During the Portfolio's fiscal years ended August 31, 2010 and August 31, 2009 and through November 11, 2010, neither the Company, its portfolios nor anyone on their behalf has consulted PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item
304). PwC also serves as independent registered public accounting firm for certain of the Company's other portfolios.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

PRINCIPAL UNDERWRITER
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

================================================================================

                                   THE BEDFORD
                                      CLASS

                                       OF
                               THE RBB FUND, INC.
                                  MONEY MARKET
                                   PORTFOLIO

                               SEMI ANNUAL REPORT
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE PORTFOLIO. IT IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO.

================================================================================

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
       SEMIANNUAL REPORT FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2011
                                   (UNAUDITED)

Fellow Shareholder:

Performance for both the Bogle Small Cap Growth Fund (the "Fund") and the benchmark Russell 2000(R) turned strongly positive in September 2010, the start of the latest semiannual reporting period. After a difficult summer for U.S. equity markets, the tone in the market shifted sharply in September, as investors turned optimistic on merger and acquisition activity and signs that the worst of the recession was over. U.S. equity markets generally advanced from September 2010 through February 2011. Both the Fund and the benchmark posted robust gains for the six months, and both ended the period above pre-2008 credit crisis levels but below highs set in the summer of 2007. In addition to strong absolute performance, the Fund produced consistent, positive relative performance, outperforming the benchmark in five of the six months in the semiannual period. During the semiannual period, the Fund's Investor shares advanced +43.46% net of all fees and Institutional shares gained +43.55% net of all fees; these results were about six percentage points (unannual-

            INVESTMENT PERFORMANCE - PERIODS ENDING FEBRUARY 28, 2011
                    BOGLE FUND VS. RUSSELL 2000(R) BENCHMARK

                               (PERFORMANCE GRAPH)

                             (PLOT POINTS TO COME)

* Due to recent market conditions, the Fund has experienced relatively high one-year performance which may not be sustainable or repeated in the future.

----------
ALL FUND RETURNS ARE PRESENTED NET OF FEES AND INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER EARNINGS. MULTI-YEAR PERIOD RETURNS ARE ANNUALIZED.

RETURNS SHOWN REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS SHOWN ABOVE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUC-TUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED AT 1-877-264-5346. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. THE FUND'S ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.51% FOR THE INSTITUTIONAL CLASS AND 1.61% FOR THE INVESTOR CLASS, PRIOR TO FEE WAIVERS.

THE FUND'S INVESTMENT ADVISER, BOGLE INVESTMENT MANAGEMENT, L.P., HAS CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND REIMBURSE EXPENSES THROUGH DECEMBER 31, 2011 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.25% AND 1.35% FOR THE INSTITUTIONAL CLASS AND INVESTOR CLASS, RESPECTIVELY. THE ADVISER, IN ITS DISCRETION, HAS THE RIGHT TO EXTEND THIS WAIVER. THE RUSSELL 2000(R) IS AN INDEX OF STOCKS 1001 THROUGH 3000 IN THE RUSSELL 3000(R) INDEX AS RANKED BY TOTAL MARKET CAPITALIZATION. A DIRECT INVESTMENT IN THE INDEX IS NOT POSSIBLE. INVESTING IN SMALL COMPANIES CAN INVOLVE MORE VOLATILITY, LESS LIQUIDITY AND LESS AVAILABLE INFORMATION THAN INVESTING IN LARGE COMPANIES.

ized) ahead of the Russell 2000(R) benchmark return of +37.55%. The market environment is discussed in more detail in the next section of this letter. Semiannual performance is discussed further on pages two and three, including investment model performance, other performance attribution, and a few stock specific examples. We then present the fundamental characteristics of the Fund and benchmark, highlighting the Fund's above benchmark median expected growth rate and below benchmark price-based ratios. Finally, we close with an update on developments at Bogle Investment Management, L.P.

MARKET ENVIRONMENT. As mentioned in our introduction, U.S. equity market performance was generally robust in the semiannual reporting period. The advance was also generally uninterrupted during the six month period, with two notable exceptions. Large cap value stocks declined in November, as this market segment was the most affected during the month by concerns about European sovereign debt defaults and the impact on European economies. Small cap growth stocks retreated in January, reflecting some profit taking in the market segment that had advanced the most since August. Investors showed a preference for small capitalization stocks during the semiannual period, as the Russell 2000(R) Index returned +37.55% compared with a +28.65% return for the Russell 1000(R). Within small capitalization stocks, growth outperformed value for the six months ended February 28, 2011, as the Russell 2000(R) Growth advanced +40.75%, while the Russell 2000(R) Value gained +34.31%. Cap-weighted and equal-weighted small cap indices showed similar performance for the six months (the equal-weighted Russell 2000(R) was up +38.64%) and we did not discern a strong investor preference for either stocks with positive price momentum or stocks that had been beaten down. Among small cap stocks (categorized using our eight proprietary sectors), the energy, basic industry and technology sectors were the strongest performers, while financials and utilities were the weakest. Market volatility was highest at the start of the semiannual period and was lowest at the end of the calendar year. Although the market generally continued to advance into 2011, returns were less consistent and volatility increased during January and February, reflecting concerns about the Middle East, ongoing uncertainty about European macroeconomies, and a general waning of investor enthusiasm for the U.S. equity markets.

PERFORMANCE ATTRIBUTION. Our return attribution analysis shows that positive stock selection, as usual, accounted for the majority of the Fund's outperformance relative to its benchmark in the semiannual period. Recall that our three longer-term fundamental models seek to identify the following: 1) stocks that have demonstrated an ability to generate better earnings than the market expects (the earnings expectations model); 2) companies that do not have to "manufacture" earnings growth through aggressive accounting and that have a low percentage of their shares held by short sellers (financial quality model); and 3) stocks that trade at attractive valuations relative to their most similar peers (relative valuation model). You may also recall that last year we changed the way in which we trade the Fund, taking advantage of inefficiencies related to trading behavior that help us to implement our investment process more efficiently. On a stand-alone basis, within our small cap investable universe, all of our sub-models posted positive returns during the semiannual period. Financial quality sub-model performance was strongest, with positive returns in each month of the period except for December, when performance was flat. The earnings expectations sub-model extended its positive performance; the sub-model had struggled when trends were shifting during the market downturn and rebound, but it began to produce more consistently positive results in May of last year. Relative valuation sub-model performance was positive specifically in the last three months of the semiannual period. Stock selection was strongest in technology, energy and basic industry stocks, and was also positive in the consumer sectors. The Fund's modest growth orientation and approximately equal weighted portfolio construction (versus the benchmark's capitalization weighting of positions) both enhanced performance for the semiannual period. As you know, it is our policy to be essentially fully invested to maintain exposure to the small cap market, as we do not believe that we, nor most professional investors, can successfully forecast market direction. We also maintain factor and sector exposures that are very similar to those of our benchmark (see table below), such that the significant majority of our relative returns have historically been attributed to stock selection.

We continue to maintain a diversified portfolio of 150 to 200 stocks in order to minimize the impact any single stock can have on total Fund performance. At the end of the semiannual period, the Fund held 180 stocks and the largest holding represented 1.4% of net assets. Approximately 80% of the Fund was invested in 81 positions. In the stock specific examples that follow, we illustrate how our models led us to two stocks that outperformed the benchmark and one where our investment underperformed. NEWPORT CORPORATION develops, manufactures, and markets technology products and systems (including precision positioning systems and subsystems, optics, and lasers) to various industries worldwide. At the start of the semiannual period, the stock was experiencing good earning growth, and it was achieving this growth with conservative accounting. The stock price appreciated strongly relative to peers during the semiannual period, based on strong financial results and increased earnings and sales projections. We continued to hold the stock at the end of the semiannual period, as the composite fundamental model score remained strong and short-term performance indicators were also positive. Another strong relative contributor during the six months was CVR ENERGY, INC., a company that refines and markets transportation fuels and produces and markets nitrogen fertilizer products. Although the company's earnings expectations signal was weak when we first purchased the stock for the Fund in February 2010, the company appeared to have conservative accounting and a relatively inexpensive valuation. The stock price increased relative to the Russell 2000(R) in all six months of the semiannual period and earnings estimates were revised upward in January and February. The earnings score has since improved dramatically, while the other longer term fundamental measures also remain positive. Turning to an investment that negatively impacted performance, we built a position throughout the semiannual period in INTERACTIVE BROKERS GROUP, INC., an automated global electronic market maker and broker. As we initiated the position in mid-November, the stock ranked in the top 20% of financial stocks in our investable universe according to its composite score, with positive (although not strong) earnings expectations and very attractive relative valuation. As earning prospects have failed to improve, the stock price has been penalized. Attractive valuation characteristics have kept this investment in the portfolio.

                           FUNDAMENTAL CHARACTERISTICS
                                FEBRUARY 28, 2011

                                                      RUSSELL
MEDIAN                                       BOGLX*   2000(R)
--------                                     ------   -------
Median Market Cap. ($mil.)                   $ 967    $1,204
Estimated Long-Term Earnings Growth Rate**    16.0%     13.3%
Price/Historical Earnings                     19.0x     20.9x
Price/Forward Earnings                        14.0x     17.2x
Price/Sales                                    1.0x      1.9x

* THE BOGLE SMALL CAP GROWTH FUND INVESTOR SHARES. MEDIAN CHARACTERISTICS REFER TO THE FUND'S HOLDINGS, NOT THE FUND ITSELF.

** THE ESTIMATED LONG-TERM EARNINGS GROWTH RATE IS CALCULATED FOR THE FUND'S PORTFOLIO OF COMPANIES AND THE BENCHMARK COMPANIES FROM FIRST CALL ANALYSTS' MEDIAN ESTIMATED EARNINGS GROWTH RATE OVER THE NEXT 3 TO 5 YEARS. THIS FIGURE IS NOT INDICATIVE OF FUTURE PERFORMANCE OF THE FUND; THE PORTFOLIO AND BENCHMARK COMPANIES' ACTUAL EARNINGS GROWTH RATE WILL VARY FROM THIS FIGURE.

INVESTMENT POSITIONING. As you can see in the table to the right, Fund characteristics remain in line with the benchmark. Note that small deviations from the benchmark reflected in the fundamental characteristics (and sector exposures) of the Fund arise purely from the bottom up stock selection process and do not reflect attempts to actively time the overall market, style preferences, or sector rotation. As of the end of February, the Fund's median market capitalization was below that of the benchmark, as we have continued to take advantage of our small size in pursuit of these smaller, less liquid opportunities. The Fund has had a higher median analysts' expected long-term earnings growth rate versus the benchmark since June of 2009. At the same time, the Fund has maintained its attractive valuation exposure, with price-to-earnings and price-to-sales ratios below the benchmark. Selected risk statistics for the portfolio and benchmark are presented in the table to the right. Total fund volatility, as measured by the annualized standard deviation of daily returns, fell steadily for most of the semiannual period to below long-term average levels. Active volatility, or the standard deviation of the difference between the Fund and benchmark daily returns, fluctuated between 3.5% and 5.5% (annualized) over the last six months, also indicating stable markets.

                               RISK STATISTICS***
                                SEMIANNUAL PERIOD

                                        RUSSELL
MEASUREMENT***                  BOGLX   2000(R)
---------------                 -----   -------
Annualized Standard Deviation   19.7%    18.8%
Annualized Active Volatility     4.9%
Beta with Russell 2000(R)       1.02
Average Cash                     0.8%

*** RISK STATISTICS APPLY TO THE FUND AND BENCHMARK. STANDARD DEVIATION IS A STATISTICAL MEASURE OF THE RANGE OF PERFORMANCE. ACTIVE RISK IS THE STANDARD DEVIATION OF THE DIFFERENCE BETWEEN THE FUND AND BENCHMARK PERFORMANCE. BETA IS A MEASURE OF A PORTFOLIO'S SENSITIVITY TO MARKET MOVEMENTS.

PROGRESS AT BOGLE INVESTMENT MANAGEMENT, L.P. At the end of February 2011, assets in the Fund were $123 million. Net cashflows into the Fund turned positive in the fourth quarter of last year and we believe that we will see continued positive net flows if market volatility remains low and portfolio performance remains consistent. As we have always done, we will monitor growth in the Fund, growth in overall firm assets, and market liquidity conditions to determine when it is appropriate to reclose our investment strategies. We anticipate that if and when we reclose the Fund we will be able to remain open for existing shareholders and financial advisers, as we did when we closed in 2002. Finally, we are happy to report that our team remains the same, and we have not lost a single investment professional since inception of the firm eleven and a half years ago.

As a reminder, information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com. The NAVs are updated daily while the other Fund information is updated quarterly.

Please feel free to call on us at any time with questions you may have about the portfolio or anything else that might be on your mind.

Respectfully,

Bogle Investment Management, L.P.
Management Office: 781-283-5000
SHAREHOLDER Services Toll Free: 1-877-BOGLEIM (264-5346)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT 1-877-264-5346.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE.

PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2010 through February 28, 2011, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          INSTITUTIONAL CLASS
                                 ---------------------------------------------------------------------
                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING
                                    SEPTEMBER 1, 2010        FEBRUARY 28, 2011           PERIOD*
                                 -----------------------   --------------------   --------------------
Actual                                  $1,000.00                $1,435.50                $7.55
Hypothetical
   (5% return before expenses)           1,000.00                 1,018.52                 6.28

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        FUND EXPENSE EXAMPLES (CONCLUDED)
                                   (UNAUDITED)

                                                             INVESTOR CLASS
                                 ---------------------------------------------------------------------
                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING
                                    SEPTEMBER 1, 2010        FEBRUARY 28, 2011           PERIOD*
                                 -----------------------   --------------------   --------------------
Actual                                  $1,000.00                $1,434.60                $8.15
Hypothetical
   (5% return before expenses)           1,000.00                 1,018.02                 6.78

----------
* Expenses are equal to the Fund's annualized six-month expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual six-month total return for each class of 43.55% for the Institutional Class and 43.46% for the Investor Class.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                        % OF NET
SECURITY TYPE & SECTOR CLASSIFICATION    ASSETS        VALUE
-------------------------------------   --------   ------------
COMMON STOCKS:
   Technology                              25.3%   $ 31,179,481
   Consumer Growth                         23.4      28,931,030
   Financial                               15.1      18,642,477
   Consumer Cyclical                       12.0      14,826,581
   Industrial                              10.9      13,500,046
   Basic Industry                           6.9       8,518,600
   Energy                                   5.1       6,248,096
   Utility                                  0.1         135,173
SHORT-TERM INVESTMENTS                      1.0       1,254,498
OTHER ASSETS IN EXCESS OF LIABILITIES       0.2         277,221
                                          -----    ------------
   NET ASSETS                             100.0%   $123,513,203
                                          =====    ============

----------
Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2011 (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
COMMON STOCKS--98.8%
BASIC INDUSTRY--6.9%
   Boise, Inc .......................................      35,743   $    320,972
   Buckeye Technologies, Inc. .......................      58,774      1,539,879
   Endeavour Silver Corp. * .........................     153,657      1,138,598
   Ferro Corp. * ....................................      83,214      1,324,767
   Georgia Gulf Corp. * .............................       1,307         41,719
   Huntsman Corp. ...................................       1,307         23,069
   Innospec, Inc. * .................................      46,645      1,250,552
   Kronos Worldwide, Inc. ...........................      18,743        927,779
   New Gold, Inc. * .................................      52,747        506,899
   Noranda Aluminum Holding Corp. * .................      85,027      1,340,876
   Schnitzer Steel Industries, Inc., Class A ........       1,612        103,490
                                                                    ------------
                                                                       8,518,600
                                                                    ------------
CONSUMER CYCLICAL--12.0%
   Bon-Ton Stores, Inc., (The) * ....................      42,017        657,986
   Destination Maternity Corp. ......................       5,910        266,541
   Domino's Pizza, Inc. * ...........................      75,205      1,268,708
   Eastman Kodak Co. * ..............................      16,964         57,678
   Express, Inc. ....................................      64,351      1,157,031
   Foot Locker, Inc. ................................      67,300      1,337,251
   Goodyear Tire & Rubber Co., (The) * ..............      93,113      1,320,342
   Imax Corp. * .....................................      20,807        551,594
   Liz Claiborne, Inc. * ............................     253,961      1,305,360
   LoJack Corp. * ...................................      74,821        447,430
   Melco Crown Entertainment Ltd., ADR * ............     184,080      1,279,356
   New York & Co., Inc. * ...........................       2,533         17,604
   Pantry, Inc., (The) * ............................      56,780        894,853
   PEP Boys-Manny, Moe & Jack .......................      40,089        502,315
   Rick's Cabaret International, Inc. * .............         654          7,116
   Select Comfort Corp. * ...........................       1,274         14,180
   Susser Holdings Corp. * ..........................      12,600        174,510
   TAM SA, SP ADR ...................................      60,776      1,302,430
   Timberland Co., (The), Class A * .................       2,933        108,345
   Valuevision Media, Inc., Class A * ...............     192,273      1,286,306
   Washington Post Co., (The), Class B ..............       2,008        869,645
                                                                    ------------
                                                                      14,826,581
                                                                    ------------

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
CONSUMER GROWTH--23.4%
   Accuray, Inc. * ..................................      73,986   $    732,461
   AMERIGROUP Corp. * ...............................      23,286      1,335,452
   Arthrocare Corp. * ...............................      27,178        937,369
   Boston Beer Co., Inc., (The), Class A * ..........      13,786      1,279,617
   Cardica, Inc. * ..................................         192            630
   Cardiovascular Systems, Inc. * ...................      33,921        301,897
   Cia Cervecerias Unidas SA, ADR ...................       3,308        179,128
   Coca-Cola Bottling Co. Consolidated ..............      11,488        662,858
   Cosan Ltd., Class A ..............................     101,873      1,401,772
   Coventry Health Care, Inc. * .....................      16,741        505,578
   Depomed, Inc. * ..................................       6,782         56,901
   Elizabeth Arden, Inc. * ..........................      41,756      1,214,682
   Emergent Biosolutions, Inc. * ....................      21,869        460,124
   Endo Pharmaceuticals Holdings, Inc. * ............       1,667         59,212
   Genomic Health, Inc. * ...........................      10,814        272,945
   Health Management Associates, Inc., Class A * ....      59,292        592,920
   Health Net, Inc. * ...............................      42,048      1,237,052
   Herbalife Ltd. ...................................       2,646        207,473
   Hill-Rom Holdings, Inc. ..........................      33,126      1,261,107
   Impax Laboratories, Inc. * .......................      61,392      1,264,061
   Inspire Pharmaceuticals, Inc. * ..................      64,380        258,808
   Integra LifeSciences Holdings Corp. * ............         257         12,889
   ISTA Pharmaceuticals, Inc. * .....................      32,633        251,600
   Jazz Pharmaceuticals, Inc. * .....................      56,391      1,388,910
   Lincoln Educational Services Corp. ...............      82,323      1,276,830
   Magellan Health Services, Inc. * .................      25,913      1,243,306
   Medicines Co., (The) * ...........................      57,501        999,942
   Nabi Biopharmaceuticals * ........................      27,415        155,169
   Orthofix International, N.V. * ...................         703         22,215
   Par Pharmaceutical Cos., Inc. * ..................      39,598      1,222,786
   PDL BioPharma, Inc ...............................     256,113      1,421,427
   Providence Service Corp. * .......................      18,677        306,490
   Smithfield Foods, Inc. * .........................       5,148        119,176
   SunOpta, Inc. * ..................................      85,676        588,594
   SXC Health Solutions Corp. * .....................       2,359        116,417
   Team Health Holdings, Inc. * .....................      13,408        247,914
   Tyson Foods, Inc., Class A .......................      71,253      1,327,443

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2011 (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
CONSUMER GROWTH--(CONTINUED)
   Universal Technical Institute,Inc. ...............      38,751   $    713,018
   Viropharma, Inc. * ...............................      74,186      1,330,155
   WellCare Health Plans, Inc. * ....................      33,307      1,250,678
   Wright Medical Group, Inc. * .....................      37,330        590,934
   WuXi Pharmatech Cayman, Inc., ADR * ..............       8,098        123,090
                                                                    ------------
                                                                      28,931,030
                                                                    ------------
ENERGY--5.1%
   Callon Petroleum Co. * ...........................       9,024         75,621
   China Sunergy Co., Ltd., ADR * ...................      24,758        111,411
   Clayton Williams Energy, Inc. * ..................      12,409      1,316,347
   CVR Energy, Inc. * ...............................      65,400      1,236,060
   Energy Partners Ltd. * ...........................      83,873      1,373,001
   Hercules Offshore, Inc. * ........................      42,179        208,364
   Petrobras Argentina SA, ADR ......................      23,494        540,597
   SEACOR Holdings, Inc. ............................      12,050      1,141,979
   SinoCoking Coal and Coke Chemical Industries,
      Inc. * ........................................      18,509        192,864
   Western Refining, Inc. * .........................       3,187         51,852
                                                                    ------------
                                                                       6,248,096
                                                                    ------------
FINANCIAL--15.1%
   Advance America Cash Advance Centers, Inc. .......      98,168        528,144
   American Financial Group, Inc. ...................      36,641      1,268,878
   American Safety Insurance Holdings Ltd. * ........      37,609        802,952
   BanColumbia SA, SP ADR ...........................      23,394      1,331,820
   BGC Partners, Inc., Class A ......................      38,582        368,844
   Calamos Asset Management, Inc., Class A ..........      79,680      1,321,094
   CapitalSource, Inc. ..............................      87,179        660,817
   Cardtronics, Inc. * ..............................      73,057      1,384,430
   E*TRADE Financial Corp. * ........................      71,827      1,147,795
   FBL Financial Group, Inc., Class A
                                                            4,827        150,795
   Financial Engines, Inc. * ........................      25,100        612,691
   FXCM, Inc., Class A * ............................       1,681         19,130
   Grupo Financiero Galicia SA, ADR * ...............      88,402      1,270,337

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
FINANCIAL--(CONTINUED)
   Interactive Brokers Group, Inc., Class A .........      80,707   $  1,246,923
   LPL Investment Holdings, Inc. * ..................      38,523      1,294,758
   Maiden Holdings Ltd. .............................      43,146        344,737
   MarketAxess Holdings, Inc. .......................       2,504         53,561
   MB Financial, Inc. ...............................       1,721         35,401
   MF Global Holdings Ltd. * ........................      86,604        750,857
   Nara Bancorp, Inc. * .............................      14,499        151,950
   Netspend Holdings, Inc. * ........................      60,556        793,889
   Pzena Investment Management, Inc., Class A .......      75,285        568,402
   Transatlantic Holdings, Inc. .....................      12,914        657,710
   United Fire & Casualty Co. .......................       3,831         79,263
   Unitrin, Inc. ....................................      44,915      1,315,560
   Universal American Corp. .........................         220          4,528
   Waddell & Reed Financial, Inc., Class A ..........      11,818        477,211
                                                                    ------------
                                                                      18,642,477
                                                                    ------------
INDUSTRIAL--10.9%
   Altra Holdings, Inc. * ...........................       1,626         35,170
   AMERCO * .........................................      13,214      1,276,340
   CAI International, Inc. * ........................      26,370        558,517
   Casella Waste Systems, Inc., Class A * ...........      24,487        179,490
   China Digital TV Holding Co., Ltd., ADR ..........      23,392        167,253
   Diebold, Inc. ....................................       1,879         66,066
   DXP Enterprises, Inc. * ..........................      16,264        345,773
   G & K Services, Inc., Class A ....................         320         10,374
   Great Lakes Dredge & Dock Co. ....................     163,039      1,283,117
   iRobot Corp. * ...................................      11,427        328,183
   KEMET Corp. * ....................................      94,428      1,312,549
   Kforce, Inc. * ...................................         581         10,377
   Mueller Industries, Inc. .........................         572         19,437
   Navios Maritime Holdings, Inc. ...................       4,167         23,627
   Navistar International Corp. * ...................      20,463      1,268,297
   Park-Ohio Holdings Corp * ........................       1,866         41,201
   Quality Distribution, Inc. * .....................         490          4,949
   RailAmerica, Inc. * ..............................      34,453        516,795
   Ryder System, Inc. ...............................      26,392      1,262,329
   Sauer-Danfoss, Inc. * ............................      43,053      1,314,408

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2011 (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
INDUSTRIAL--(CONTINUED)
   Steelcase, Inc., Class A .........................      53,629   $    520,738
   TAL International Group, Inc. ....................       4,154        144,892
   Timken Co., (The) ................................       2,939        143,188
   TriMas Corp. * ...................................      62,427      1,284,123
   TrueBlue, Inc. * .................................       7,665        123,790
   Twin Disc, Inc. ..................................      38,908      1,259,063
                                                                    ------------
                                                                      13,500,046
                                                                    ------------
TECHNOLOGY--25.3%
   ACI Worldwide, Inc. * ............................      46,081      1,442,796
   Airmedia Group, Inc., ADR * ......................      86,251        568,394
   Allot Communications Ltd. * ......................      47,134        751,080
   Ancestry.com, Inc. * .............................       4,193        137,782
   AudioCodes Ltd. * ................................     150,240        978,062
   Brightpoint, Inc. * ..............................     133,349      1,680,197
   Coherent, Inc. * .................................       2,922        180,434
   Datalink Corp. * .................................     134,069        904,966
   Energy Conversion Devices, Inc. * ................     248,810        975,335
   Entegris, Inc. * .................................     146,344      1,276,120
   FEI Co. * ........................................         422         14,150
   Glu Mobile, Inc. * ...............................     270,686      1,226,208
   HealthStream, Inc. * .............................      30,281        235,889
   Internap Network Services Corp. * ................      21,308        144,894
   Itron, Inc. * ....................................      17,368        984,939
   Jabil Circuit, Inc. ..............................      59,200      1,268,656
   Keynote Systems, Inc. ............................      70,498      1,240,060
   Kulicke & Soffa Industries, Inc. * ...............      10,434        100,062
   Lattice Semiconductor Corp. * ....................     117,342        779,151
   LeCroy Corp. * ...................................      88,253      1,239,072
   Manhattan Associates, Inc. * .....................      35,124      1,130,993
   Monotype Imaging Holdings, Inc. * ................      82,374      1,102,164
   NaviSite, Inc. * .................................         245          1,338
   Newport Corp. * ..................................      73,698      1,227,072
   Nova Measuring Instruments Ltd. * ................     133,567      1,255,530
   O2Micro International Ltd., ADR * ................         946          7,738
   Online Resources Corp. * .........................       9,557         62,598
   Oplink Communications, Inc. * ....................       1,052         28,625
   OPNET Technologies, Inc. .........................       3,391        115,565

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
TECHNOLOGY--(CONTINUED)
   Orbotech Ltd. * ..................................      53,430   $    752,294
   Photronics, Inc. * ...............................     147,035      1,314,493
   RealNetworks, Inc. * .............................      81,027        311,954
   Rudolph Technologies, Inc. * .....................      19,539        216,492
   Silicon Image, Inc. * ............................     180,730      1,453,069
   Silicon Motion Technology Corp., ADR * ...........       1,767         16,044
   Spreadtrum Communications, Inc., ADR * ...........      61,839      1,234,306
   Unisys Corp. * ...................................      34,877      1,296,029
   USA Mobility, Inc. ...............................      57,562        858,825
   Verint Systems, Inc. * ...........................      38,018      1,307,059
   Vishay Intertechnology, Inc. * ...................         245          4,275
   WebMD Health Corp. * .............................       1,776        103,008
   Websense, Inc. * .................................      58,439      1,251,763
                                                                    ------------
                                                                      31,179,481
                                                                    ------------
UTILITY--0.1%
   Pampa Energia SA, SP ADR .........................       8,665        135,173
                                                                    ------------
      TOTAL COMMON STOCKS
         (Cost $108,683,408) ........................                121,981,484
                                                                    ------------
SHORT-TERM INVESTMENTS--1.0%
   Columbia Prime Reserves Fund .....................   1,254,498      1,254,498
                                                                    ------------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $1,254,498) ..........................                  1,254,498
                                                                    ------------
TOTAL INVESTMENTS--99.8%
   (Cost $109,937,906) ..............................                123,235,982
                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2% .........                    277,221
                                                                    ------------
NET ASSETS--100.0% ..................................               $123,513,203
                                                                    ============

----------
*    Non-income producing.

ADR    -- American Depositary Receipt.
SP ADR -- Sponsored American Depositary Receipt.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2011 (UNAUDITED)

The following is a summary of inputs used, as of February 28, 2011, in valuing the Fund's investments carried at market value (see note 1 in the Notes to Financial Statements):

                                                          LEVEL 2       LEVEL 3
                         TOTAL FAIR         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                          VALUE AT          QUOTED       OBSERVABLE   UNOBSERVABLE
                     FEBRUARY 28, 2011       PRICE         INPUTS        INPUTS
                     -----------------   ------------   -----------   ------------
TOTAL INVESTMENTS*      $123,235,982     $123,235,982       $--            $--
                        ============     ============       ===            ===

* See Portfolio of Investments detail for security type and sector classification breakout.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

ASSETS
   Investments, at value (cost $109,937,906) ..............................   $123,235,982
   Receivables for:
      Investments sold ....................................................      7,234,543
      Capital shares sold .................................................        707,227
      Dividends ...........................................................         64,039
      Prepaid expenses and other assets ...................................         17,242
                                                                              ------------
         Total assets .....................................................    131,259,033
                                                                              ------------
LIABILITIES
   Payables for:
      Investments purchased ...............................................      7,373,721
      Capital shares redeemed .............................................        217,914
      Investment advisory fees and shareholder servicing fees .............         83,636
      Directors' and officers' fees .......................................          1,628
      Other accrued expenses and liabilities ..............................         68,931
                                                                              ------------
         Total liabilities ................................................      7,745,830
                                                                              ------------
   Net assets .............................................................   $123,513,203
                                                                              ============
NET ASSETS CONSIST OF
   Capital stock, $0.001 par value ........................................   $      5,861
   Paid-in capital ........................................................    155,716,212
   Accumulated net investment loss ........................................       (320,834)
   Accumulated net realized loss from investments .........................    (45,186,112)
   Net unrealized appreciation on investments .............................     13,298,076
                                                                              ------------
   Net assets .............................................................   $123,513,203
                                                                              ============
INSTITUTIONAL CLASS
   Net assets .............................................................   $ 46,152,691
                                                                              ------------
   Shares outstanding ($0.001 par value, 100,000,000 shares authorized) ...      2,170,999
                                                                              ------------
   Net asset value, offering and redemption price per share ...............   $      21.26
                                                                              ============
INVESTOR CLASS
   Net assets .............................................................   $ 77,360,512
                                                                              ------------
   Shares outstanding ($0.001 par value, 100,000,000 shares authorized) ...      3,690,451
                                                                              ------------
   Net asset value, offering and redemption price per share ...............   $      20.96
                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $600) ...................   $   346,933
                                                                              -----------
         Total investment income ..........................................       346,933
                                                                              -----------
EXPENSES
   Advisory fees ..........................................................       509,289
   Administration and accounting fees .....................................        76,440
   Transfer agent fees ....................................................        71,699
   Shareholder servicing fees .............................................        31,156
   Professional fees ......................................................        23,437
   Registration and filing fees ...........................................        17,852
   Custodian fees .........................................................        16,473
   Printing and shareholder reporting fees ................................        14,876
   Chief compliance officer fees ..........................................         6,815
   Directors' and officers' fees ..........................................         6,373
   Insurance fees .........................................................         3,650
   Other expenses .........................................................         9,735
                                                                              -----------
      Total expenses before waivers .......................................       787,795
      Less: waivers .......................................................      (120,028)
                                                                              -----------
   Net expenses after waivers .............................................       667,767
                                                                              -----------
   Net investment loss ....................................................      (320,834)
                                                                              -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   Net realized gain/(loss) from investments ..............................    21,280,529
   Net change in unrealized appreciation/(depreciation) on investments ....    13,752,596
                                                                              -----------
Net realized and unrealized gain from investments .........................    35,033,125
                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................   $34,712,291
                                                                              ===========

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   FOR THE
                                                                                  SIX MONTHS
                                                                                    ENDED             FOR THE
                                                                              FEBRUARY 28, 2011      YEAR ENDED
                                                                                 (UNAUDITED)      AUGUST 31, 2010
                                                                              -----------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ....................................................     $   (320,834)      $   (486,243)
   Net realized gain from investments .....................................       21,280,529         19,623,580
   Net change in unrealized appreciation/(depreciation) on investments ....       13,752,596        (14,010,093)
                                                                                ------------       ------------
   Net increase in net assets resulting from operations ...................       34,712,291          5,127,244
                                                                                ------------       ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL TRANSACTIONS:
   Institutional Class
      Proceeds from shares sold ...........................................        5,498,186          8,195,988
      Distributions for shares redeemed ...................................       (4,693,887)       (13,976,421)
                                                                                ------------       ------------
      Total Institutional Class ...........................................          804,299         (5,780,433)
   Investor Class
      Proceeds from shares sold ...........................................       14,627,104          5,494,728
      Distributions for shares redeemed ...................................       (6,790,504)       (13,630,981)
                                                                                ------------       ------------
Total Investor Class                                                               7,836,600         (8,136,253)
                                                                                ------------       ------------
Net increase/(decrease) in net assets from capital share transactions .....        8,640,899        (13,916,686)
                                                                                ------------       ------------
Total increase/(decrease) in net assets ...................................       43,353,190         (8,789,442)
                                                                                ------------       ------------
NET ASSETS
   Beginning of period ....................................................       80,160,013         88,949,455
                                                                                ------------       ------------
   End of period ..........................................................     $123,513,203       $ 80,160,013
                                                                                ============       ============
   Undistributed net investment income/(loss), end of period ..............     $   (320,834)      $         --
                                                                                ============       ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                                   FOR THE
                                                                                  SIX MONTHS
                                                                                    ENDED             FOR THE
                                                                              FEBRUARY 28, 2011      YEAR ENDED
                                                                                 (UNAUDITED)      AUGUST 31, 2010
                                                                              -----------------   ---------------
INCREASE/(DECREASE) IN SHARES OUTSTANDING
   DERIVED FROM SHARE TRANSACTIONS:
   Institutional Class
      Shares sold .........................................................        283,925             519,898
      Shares redeemed .....................................................       (254,420)           (912,854)
                                                                                  --------            --------
      Total Institutional Class ...........................................         29,505            (392,956)
                                                                                  --------            --------
   Investor Class
      Shares sold .........................................................        739,661             360,412
      Shares redeemed .....................................................       (364,963)           (895,346)
                                                                                  --------            --------
      Total Investor Class ................................................        374,698            (534,934)
                                                                                  --------            --------
   Total decrease in shares outstanding derived from share transactions ...        404,203            (927,890)
                                                                                  ========            ========

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                                        INSTITUTIONAL CLASS
                                                -------------------------------------------------------------------
                                                  FOR THE     FOR THE    FOR THE    FOR THE     FOR THE     FOR THE
                                                 SIX MONTHS     YEAR       YEAR       YEAR       YEAR        YEAR
                                                   ENDED       ENDED      ENDED      ENDED       ENDED       ENDED
                                                  2/28/11     8/31/10    8/31/09    8/31/08     8/31/07     8/31/06
                                                -----------   -------    -------    -------    --------    --------
                                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........   $ 14.81       $ 14.03    $ 17.35    $ 24.61    $  27.74    $  28.78
                                                -------       -------    -------    -------    --------    --------
Net investment loss* ........................     (0.05)        (0.07)     (0.05)     (0.13)      (0.08)      (0.16)
Net realized and unrealized gain/(loss)
   from investments .........................      6.50          0.85      (3.27)     (3.99)       2.74        3.08
                                                -------       -------    -------    -------    --------    --------
Net increase/(decrease) in net assets
   resulting from operations ................      6.45          0.78      (3.32)     (4.12)       2.66        2.92
                                                -------       -------    -------    -------    --------    --------
Distributions to shareholders from:
Net realized capital gains ..................        --            --         --      (3.14)      (5.79)      (3.96)
                                                -------       -------    -------    -------    --------    --------
Net asset value, end of period ..............   $ 21.26       $ 14.81    $ 14.03    $ 17.35    $  24.61    $  27.74
                                                =======       =======    =======    =======    ========    ========
Total investment return(1) ..................     43.55%(2)      5.56%    (19.08)%   (19.33)%     10.29%      12.46%
                                                =======       =======    =======    =======    ========    ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...   $46,153       $31,714    $35,571    $84,546    $197,415    $189,920
Ratio of expenses to average net assets
   with waivers and reimbursements ..........      1.25%(3)      1.25%      1.25%      1.25%       1.25%       1.25%
Ratio of expenses to average net assets
   without waivers and reimbursements .......      1.49%(3)      1.51%      1.57%      1.44%       1.43%       1.43%
Ratio of net investment loss to
   average net assets .......................     (0.56)%(3)    (0.48)%    (0.44)%    (0.64)%     (0.30)%     (0.55)%
Portfolio turnover rate .....................    138.80%(2)    196.03%    159.14%    162.10%     142.45%     126.64%

----------
*    Calculated based on average shares outstanding for the period.

(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)  Not Annualized.

(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                                           INVESTOR CLASS
                                                -------------------------------------------------------------------
                                                  FOR THE     FOR THE    FOR THE    FOR THE     FOR THE     FOR THE
                                                 SIX MONTHS     YEAR       YEAR       YEAR       YEAR        YEAR
                                                   ENDED       ENDED      ENDED      ENDED       ENDED       ENDED
                                                  2/28/11     8/31/10    8/31/09    8/31/08     8/31/07     8/31/06
                                                -----------   -------    -------    -------    --------    --------
                                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........   $ 14.61       $ 13.86    $ 17.14    $ 24.38    $  27.56    $  28.65
                                                -------       -------    -------    -------    --------    --------
Net investment loss* ........................     (0.06)        (0.09)     (0.06)     (0.14)      (0.10)      (0.18)
Net realized and unrealized gain/(loss)
   from investments .........................      6.41          0.84      (3.22)     (3.96)       2.71        3.05
                                                -------       -------    -------    -------    --------    --------
Net increase/(decrease) in net assets
   resulting from operations ................      6.35          0.75      (3.28)     (4.10)       2.61        2.87
                                                -------       -------    -------    -------    --------    --------
Distributions to shareholders from:
Net realized capital gains ..................        --            --         --      (3.14)      (5.79)      (3.96)
                                                -------       -------    -------    -------    --------    --------
Net asset value, end of period ..............   $ 20.96       $ 14.61    $ 13.86    $ 17.14    $  24.38    $  27.56
                                                =======       =======    =======    =======    ========    ========
Total investment return(1) ..................     43.46%(2)      5.41%    (19.14)%   (19.45)%     10.15%      12.33%
                                                =======       =======    =======    =======    ========    ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...   $77,360       $48,446    $53,379    $82,477    $135,752    $147,471
Ratio of expenses to average net assets
   with waivers and reimbursements ..........      1.35%(3)      1.35%      1.35%      1.35%       1.35%       1.35%
Ratio of expenses to average net assets
   without waivers and reimbursements .......      1.59%(3)      1.62%      1.67%      1.54%       1.53%       1.53%
Ratio of net investment loss to
   average net assets .......................     (0.67)%(3)    (0.58)%    (0.56)%    (0.74)%     (0.40)%     (0.65)%
Portfolio turnover rate .....................    138.80%(2)    196.03%    159.14%    162.10%     142.45%     126.64%

---------
*    Calculated based on average shares outstanding for the period.

(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)  Not Annualized.

(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of one hundred billion shares of common stock of which 79.373 billion shares are currently classified into one hundred and thirty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described below:

     - Level 1 - unadjusted quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the six months ended February 28, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2011 is included with the Fund's Portfolio of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company's Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily for the purpose of determining the NAV of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.   INVESTMENT ADVISER AND OTHER SERVICES

     Bogle Investment Management, L.P. (the "Adviser" or "Bogle") serves as the Fund's investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.00% of the Fund's average daily net assets.

     The Adviser has contractually agreed to limit the Fund's total operating expenses (other than acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) through December 31, 2011 to the extent that such expenses exceed 1.25% of the average daily net assets of the Fund's Institutional Class and 1.35% of the average daily net assets of the Fund's Investor Class. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the six-month period ended February 28, 2011, investment advisory fees and waivers of the Fund were as follows:

    GROSS                        NET
ADVISORY FEES    WAIVERS    ADVISORY FEES
-------------   ---------   -------------
   $509,289     $(113,662)     $395,627

     The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

     In addition to serving as the Fund's investment adviser, Bogle provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund's Investor Class.

     BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets, subject to certain minimum monthly fees.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     BNY Mellon has voluntarily agreed to waive a portion of its administration and accounting fees for the Fund. For the six-month period ended February 28, 2011, administration and accounting fees and waivers of the Fund were as follows:

GROSS ADMINISTRATION             NET ADMINISTRATION
   AND ACCOUNTING                  AND ACCOUNTING
        FEES           WAIVERS          FEES
--------------------   -------   ------------------
       $76,440         $(6,366)        $70,074

     For providing regulatory administration services to RBB, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

     In addition, BNY Mellon serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     For providing custodial services to the Fund, PFPC Trust Company, a member of The Bank of New York Mellon Corporation, is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets subject to certain minimum monthly fees.

     BNY Mellon Distributors Inc. serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with RBB.

     The Fund will not pay The Bank of New York Mellon Corporation or any of its members or BNY Mellon's affiliates at a later time for any amounts waived or any amounts assumed.

3.   DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the six-month period ended February 28, 2011 was $6,600. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

4.   INVESTMENT IN SECURITIES

     For the six-month period ended February 28, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

   INVESTMENT SECURITIES
---------------------------
  PURCHASES        SALES
------------   ------------
$146,640,938   $139,582,135

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

5.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2011, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

     As of February 28, 2011, the Fund had two shareholder accounts and/or omnibus accounts (comprised of a group of individual shareholders) that held 31% of the total shares outstanding of the Fund.

6.   FEDERAL INCOME TAX INFORMATION

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     As of February 28, 2011, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

 FEDERAL TAX    UNREALIZED     UNREALIZED    NET UNREALIZED
    COST       APPRECIATION   DEPRECIATION    DEPRECIATION
------------   ------------   ------------   --------------
$109,937,906    $15,360,691   $(2,062,615)     $13,298,076

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     There were no dividends or distributions paid during the fiscal year ended August 31, 2010. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     As of August 31, 2010, the Fund had a capital loss carryforward of $65,547,173 available to offset future capital gains. This capital loss carryforward will expire as follows:

August 31, 2018 ...........   $26,317,731
August 31, 2017 ...........   $36,842,815
August 31, 2016 ...........   $ 2,386,627

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2010, the Fund did not incur a net post-October capital loss.

7.   NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

8.   SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Fund though the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(877) 264-5346 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

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

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Bogle Investment Management, L.P.
2310 Washington Street
Suite 310
Newton Lower Falls, MA 02462

ADMINISTRATOR
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

PRINCIPAL UNDERWRITER
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

                                      BOGLE
                                   INVESTMENT
                                   MANAGEMENT

                                    SMALL CAP
                                   GROWTH FUND
                              OF THE RBB FUND, INC.

                                SEMIANNUAL REPORT
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

                                FREE MARKET FUNDS
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

Dear Fellow Shareholder,

     The Free Market Mutual Funds (the "Funds") have steadily gained assets since their start and are collectively approaching the $2 billion mark. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

     Over the past six months ended February 28, 2011, investors who remained invested have continued to experience the gains from the upward rally that started March 9, 2009. Global equity markets over the past six months have risen 24.75% as measured by the MSCI All Country World Index. Furthermore, U.S. Small stocks and U.S. Small Value stocks led the way with double digit returns over the past half a year. However, the majority of all the equity asset classes experienced double digit returns for the period. The Barclays Capital US Government/Credit Intermediate Bond Index slipped slightly with returns of -0.62% for the last six months.

     Matson Money, Inc. ("Matson Money") strives to deliver the performance of capital markets and add value through Free Market Investment strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to lifelong investing provides both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

     Sound economic and financial research has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Matson Money's vehicles deliberately target specific risk and return trade offs. The Funds are broadly diversified and designed to work together in your total investment plan.

     We invite you to contact your financial professional or explore our website, www.MyMatrix.cc, to learn more about the concepts and strategies of Matson Money's investing.

     We appreciate your support and confidence in our firm's investment philosophy, process and people.


/s/ Daniel J List

Daniel J List
Chief Compliance Officer and
Director of Portfolio Management
Matson Money, Inc.

                                FREE MARKET FUNDS
                                PERFORMANCE DATA
                                   (UNAUDITED)

                          FREE MARKET U.S. EQUITY FUND

              Total Returns for the Periods Ended February 28, 2011

                                                  AVERAGE ANNUAL
                                          -----------------------------
                                 SIX       ONE      THREE      SINCE
                               MONTHS*     YEAR      YEAR   INCEPTION**
                               -------    -----     -----   -----------
FREE MARKET U.S. EQUITY FUND    36.51%*** 30.62%***  5.45%     5.99%
RUSSELL 2500(R) INDEX           36.04%    32.74%     7.80%     4.18%
COMPOSITE INDEX                 31.70%    26.76%     4.33%     1.11%

*    Not annualized.

**   The Fund commenced operations on December 31, 2007.

*** Due to recent market conditions, the Fund has experienced relatively high performance which might not be sustainable or repeated in the future.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-866-780-0357 EXT. 3863. THE FUND'S ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, IS 1.01% (INCLUDED IN THE RATIO IS 0.34%, ATTRIBUTABLE TO ACQUIRED FUND FEES AND EXPENSES).

The Fund's aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $11.74 per share on February 28, 2011.

Portfolio composition is subject to change.

The Free Market U.S. Equity Fund's underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

                      FREE MARKET INTERNATIONAL EQUITY FUND

              Total Returns for the Periods Ended February 28, 2011

                                                          AVERAGE ANNUAL
                                                   -----------------------------
                                          SIX       ONE      THREE      SINCE
                                        MONTHS*     YEAR      YEAR   INCEPTION**
                                        -------    -----     -----   -----------
FREE MARKET INTERNATIONAL EQUITY FUND    26.73%*** 25.62%***  1.24%     1.37%
MSCI WORLD (EXCLUDING U.S.) INDEX        24.42%    21.22%    -2.04%    -4.27%
COMPOSITE INDEX                          22.56%    22.27%    -0.71%    -3.01%

*    Not annualized.

**   The Fund commenced operations on December 31, 2007.

*** Due to recent market conditions, the Fund has experienced relatively high performance which might not be sustainable or repeated in the future.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-866-780-0357 EXT. 3863. THE FUND'S ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, IS 1.21% (INCLUDED IN THE RATIO IS 0.53%, ATTRIBUTABLE TO ACQUIRED FUND FEES AND EXPENSES).

The Fund's aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $9.97 per share on February 28, 2011.

Portfolio composition is subject to change.

                                FREE MARKET FUNDS
                                PERFORMANCE DATA
                                   (UNAUDITED)

The Free Market International Equity Fund's underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

                          FREE MARKET FIXED INCOME FUND

              Total Returns for the Periods Ended February 28, 2011

                                                       AVERAGE ANNUAL
                                                 --------------------------
                                         SIX      ONE   THREE      SINCE
                                       MONTHS*   YEAR    YEAR   INCEPTION**
                                       -------   ----   -----   -----------
FREE MARKET FIXED INCOME FUND           -0.74%   1.83%   2.66%     2.65%
CITIGROUP WORLD GOVT. BOND 1-5 YEAR
   CURRENCY HEDGED U.S. DOLLAR INDEX    -0.74%   1.01%   2.81%     3.36%
COMPOSITE INDEX                         -0.43%   2.64%   3.21%     3.73%

*    Not annualized.

**   The Fund commenced operations on December 31, 2007.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-866-780-0357 EXT. 3863. THE FUND'S ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, IS 0.90% (INCLUDED IN THE RATIO IS 0.22%, ATTRIBUTABLE TO ACQUIRED FUND FEES AND EXPENSES).

The Fund's aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.25 per share on February 28, 2011.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund's underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

                                FREE MARKET FUNDS
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2010 through February 28, 2011, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                            FREE MARKET U.S. EQUITY FUND
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                              SEPTEMBER 1, 2010        FEBRUARY 28, 2011    DURING PERIOD*
                                           -----------------------   --------------------   --------------
Actual                                             $1,000.00                $1,365.10            $3.81
Hypothetical (5% return before expenses)            1,000.00                 1,021.53             3.26

                                                          FREE MARKET INTERNATIONAL EQUITY FUND
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                              SEPTEMBER 1, 2010       FEBRUARY 28, 2011     DURING PERIOD*
                                           -----------------------   --------------------   --------------
Actual                                             $1,000.00                $1,267.30            $3.71
Hypothetical (5% return before expenses)            1,000.00                 1,021.48             3.31

                                FREE MARKET FUNDS
                        FUND EXPENSE EXAMPLES (CONCLUDED)
                                   (UNAUDITED)

                                                             FREE MARKET FIXED INCOME FUND
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                              SEPTEMBER 1, 2010        FEBRUARY 28, 2011    DURING PERIOD*
                                           -----------------------   --------------------   --------------
Actual                                             $1,000.00                $  992.60            $3.26
Hypothetical (5% return before expenses)            1,000.00                 1,021.48             3.31

* Expenses are equal to an annualized six-month expense ratio of 0.65% for the Free Market U.S. Equity Fund, 0.66% for the Free Market International Equity Fund and 0.66% for the Free Market Fixed Income Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in their current prospectuses, were as follows:

FREE MARKET U.S.   FREE MARKET INTERNATIONAL   FREE MARKET FIXED
  EQUITY FUND             EQUITY FUND             INCOME FUND
----------------   -------------------------   -----------------
  0.10%-0.54%             0.28%-0.80%             0.15%-0.30%

Each Fund's ending account values on the first line in each table are based on the actual six-month total return for each Fund of 36.51% for the Free Market U.S. Equity Fund, 26.73% for the Free Market International Equity Fund and -0.74% for the Free Market Fixed Income Fund.

                                FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2011 (UNAUDITED)

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
EQUITY FUNDS -- 99.9%
U.S. Large Cap Value Portfolio III(a) ............        12,726,467   $   213,295,580
U.S. Large Company Portfolio(a) ..................        10,123,440       106,093,646
U.S. Micro Cap Portfolio(b) ......................         7,385,091       106,493,018
U.S. Small Cap Portfolio(b) ......................         4,729,851       106,800,025
U.S. Small Cap Value Portfolio(b) ................         6,556,325       178,725,428
                                                                       ---------------
   TOTAL EQUITY FUNDS
   (Cost $537,215,638) ...........................                         711,407,697
                                                                       ---------------
   TOTAL INVESTMENTS -- 99.9%
   (Cost $537,215,638) ...........................                         711,407,697
                                                                       ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ....                             796,589
                                                                       ---------------
NET ASSETS -- 100.0% .............................                     $   712,204,286
                                                                       ===============

                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                                        % OF NET
                                                          ASSETS            VALUE
                                                     ---------------   ---------------
Equity Funds .....................................         99.9%       $   711,407,697
Other Assets In Excess of Liabilities ............          0.1%               796,589
                                                          -----        ---------------
NET ASSETS .......................................        100.0%       $   712,204,286
                                                          =====        ===============

----------
(a)  A portfolio of Dimensional Investment Group Inc.

(b)  A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's assets carried at value (See Note 1 in Notes to Financial Statements):

                                                                  LEVEL 2        LEVEL 3
                                    TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT          QUOTED       OBSERVABLE   UNOBSERVABLE
                             FEBRUARY 28, 2011      PRICE          INPUT          INPUT
                             -----------------   ------------   -----------   ------------
Investments in Securities*      $711,407,697     $711,407,697       $--           $--
                                ============     ============       ===           ===

*    Please refer to the Portfolio of Investments for further details.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2011 (UNAUDITED)

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
INTERNATIONAL EQUITY FUNDS -- 99.8%
Asia Pacific Small Company Portfolio(a) ..........           387,393   $    10,223,300
Continental Small Company Portfolio(a) ...........         1,173,077        21,502,504
DFA International Small Cap Value
   Portfolio(a) ..................................        11,381,788       205,668,903
DFA International Value Portfolio III(b) .........         8,315,674       154,006,288
Emerging Markets Portfolio(a) ....................           905,221        26,830,752
Emerging Markets Small Cap Portfolio(a) ..........         1,110,883        24,839,339
Emerging Markets Value Portfolio(a) ..............           722,680        24,889,084
Japanese Small Company Portfolio(a) ..............           612,383        10,288,029
Large Cap International Portfolio(a) .............         1,215,453        25,718,979
United Kingdom Small Company Portfolio(a) ........           331,404         8,705,996
                                                                       ---------------
   TOTAL INTERNATIONAL EQUITY FUNDS
   (Cost $418,621,277) ...........................                         512,673,174
                                                                       ---------------
   TOTAL INVESTMENTS -- 99.8%
   (Cost $418,621,277) ...........................                         512,673,174
                                                                       ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ....                             899,143
                                                                       ---------------
NET ASSETS -- 100.0% .............................                     $   513,572,317
                                                                       ===============

                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                                        % OF NET
                                                          ASSETS            VALUE
                                                     ---------------   ---------------
International Equity Funds .......................         99.8%       $   512,673,174
Other Assets In Excess of Liabilities ............          0.2%               899,143
                                                          -----        ---------------
NET ASSETS .......................................        100.0%       $   513,572,317
                                                          =====        ===============

----------
(a)  A portfolio of DFA Investment Dimensions Group Inc.

(b)  A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's assets carried at value (See Note 1 in Notes to Financial Statements):

                                                                  LEVEL 2        LEVEL 3
                                    TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT          QUOTED       OBSERVABLE   UNOBSERVABLE
                             FEBRUARY 28, 2011      PRICE          INPUT         INPUT
                             -----------------   ------------   -----------   ------------
Investments in Securities*      $512,673,174     $512,673,174       $--           $--
                                ============     ============       ===           ===

*    Please refer to the Portfolio of Investments for further details.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                         FREE MARKET FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2011 (UNAUDITED)

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
FIXED INCOME FUNDS -- 99.8%
DFA Five-Year Global Fixed Income
   Portfolio(a) ..................................        12,935,245   $   140,994,172
DFA Short-Term Government Portfolio(a) ...........         4,169,765        44,950,067
DFA Inflation-Protected Securities
   Portfolio(a) ..................................         2,467,880        28,207,870
DFA Intermediate Government Fixed Income
   Portfolio(a) ..................................         5,499,744        67,591,848
DFA One-Year Fixed Income Portfolio(a) ...........        13,552,833       140,000,768
DFA Two-Year Global Fixed Income Portfolio(a) ....        13,848,336       140,699,091
                                                                       ---------------
   TOTAL FIXED INCOME FUNDS
   (Cost $564,138,849) ...........................                         562,443,816
                                                                       ---------------
   TOTAL INVESTMENTS -- 99.8%
   (Cost $564,138,849) ...........................                         562,443,816
                                                                       ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ....                           1,062,010
                                                                       ---------------
NET ASSETS -- 100.0% .............................                     $   563,505,826
                                                                       ===============

                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                                        % OF NET
                                                          ASSETS            VALUE
                                                     ---------------   ---------------
Fixed Income Funds ...............................         99.8%       $   562,443,816
Other Assets In Excess of Liabilities ............          0.2%             1,062,010
                                                          -----        ---------------
NET ASSETS .......................................        100.0%       $   563,505,826
                                                          =====        ===============

----------
(a)  A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's assets carried at value (See Note 1 in Notes to Financial Statements):

                                                                  LEVEL 2        LEVEL 3
                                    TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT          QUOTED       OBSERVABLE   UNOBSERVABLE
                             FEBRUARY 28, 2011      PRICE          INPUT         INPUT
                             -----------------   ------------   -----------   ------------
Investments in Securities*      $562,443,816     $562,443,816       $--           $--
                                ============     ============       ===           ===

*    Please refer to the Portfolio of Investments for further details.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 2011 (UNAUDITED)

                                                                    FREE MARKET    FREE MARKET     FREE MARKET
                                                                    U.S. EQUITY   INTERNATIONAL   FIXED INCOME
                                                                       FUND        EQUITY FUND        FUND
                                                                   ------------   -------------   ------------
ASSETS
   Investments in non-affiliated funds, at value + .............   $711,407,697    $512,673,174   $562,443,816
   Cash and cash equivalents ...................................        458,124         603,389        255,783
   Receivables
      Receivable for investments sold ..........................             --              --        195,103
      Receivable for capital shares sold .......................      1,025,272         787,008        950,207
      Dividends and interest receivable ........................            400             268             27
   Prepaid expenses and other assets ...........................         36,908          32,581         33,472
                                                                   ------------    ------------   ------------
         Total assets ..........................................    712,928,401     514,096,420    563,878,408
                                                                   ------------    ------------   ------------
LIABILITIES
   Payables
      Investments purchased ....................................             --          95,000             --
      Capital shares redeemed ..................................        377,719         167,538         92,658
      Investment adviser .......................................        268,042         194,157        212,850
      Administration and accounting fees .......................         50,665          40,099         42,741
   Other accrued expenses and liabilities ......................         27,689          27,309         24,333
                                                                   ------------    ------------   ------------
         Total liabilities .....................................        724,115         524,103        372,582
                                                                   ------------    ------------   ------------
   Net Assets ..................................................   $712,204,286    $513,572,317   $563,505,826
                                                                   ============    ============   ============
NET ASSETS CONSISTS OF
   Par value ...................................................   $     60,646    $     51,490   $     54,953
   Paid-in capital .............................................    540,375,374     419,647,222    562,716,458
   Accumulated net investment loss .............................       (719,649)       (562,497)    (2,129,692)
   Accumulated net realized gain/(loss) from investments .......     (1,704,144)        384,205      4,559,140
   Net unrealized appreciation/(depreciation) on investments ...    174,192,059      94,051,897     (1,695,033)
                                                                   ------------    ------------   ------------
   Net Assets ..................................................   $712,204,286    $513,572,317   $563,505,826
                                                                   ============    ============   ============
   Shares outstanding ($0.001 par value, 100,000,000
      shares authorized) .......................................     60,645,716      51,490,414     54,952,971
                                                                   ------------    ------------   ------------
   Net asset value, offering and redemption price per share ....   $      11.74    $       9.97   $      10.25
                                                                   ============    ============   ============
   + Investment in non-affiliated funds, at cost ...............   $537,215,638    $418,621,277   $564,138,849
                                                                   ============    ============   ============

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                                    FREE MARKET    FREE MARKET    FREE MARKET
                                                                    U.S. EQUITY   INTERNATIONAL   FIXED INCOME
                                                                       FUND        EQUITY FUND        FUND
                                                                   ------------   -------------   ------------
INVESTMENT INCOME
   Dividends from non-affiliated funds .........................   $  5,057,999    $  4,186,407   $  7,626,639
   Interest from non-affiliated funds ..........................            151             137            138
                                                                   ------------    ------------   ------------
      Total investment income ..................................      5,058,150       4,186,544      7,626,777
                                                                   ------------    ------------   ------------
EXPENSES
   Advisory fees (Note 2) ......................................      1,532,577       1,118,302      1,249,710
   Administration and accounting fees (Note 2) .................        320,860         249,758        275,483
   Professional fees ...........................................         42,587          35,317         40,069
   Directors' and officers' fees ...............................         38,733          29,843         33,343
   Printing and shareholder reporting fees .....................         12,107          11,056         10,239
   Transfer agent fees (Note 2) ................................          7,439           7,439          7,186
   Custodian fees (Note 2) .....................................          5,013           6,441          8,991
   Other expenses ..............................................         25,077          24,154         23,108
                                                                   ------------    ------------   ------------
      Total expenses ...........................................      1,984,393       1,482,310      1,648,129
                                                                   ------------    ------------   ------------
   Net investment income .......................................      3,073,757       2,704,234      5,978,648
                                                                   ------------    ------------   ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   NET REALIZED GAIN/(LOSS) FROM:
      Non-affiliated funds .....................................      1,536,773        (291,011)        47,276
      Capital gain distributions from non-affiliated fund
         investments ...........................................             --       6,117,170      4,662,503
   NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
      Non-affiliated funds .....................................    179,814,536      92,896,786    (14,117,319)
                                                                   ------------    ------------   ------------
   Net realized and unrealized gain/(loss) on investments ......    181,351,309      98,722,945     (9,407,540)
                                                                   ------------    ------------   ------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..................................................   $184,425,066    $101,427,179   $ (3,428,892)
                                                                   ============    ============   ============

    The accompanying notes are an integral part of the financial statements.

                          FREE MARKET U.S. EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        FOR THE
                                                                                  SIX MONTHS ENDED          FOR THE
                                                                                  FEBRUARY 28, 2011       YEAR ENDED
                                                                                      (UNAUDITED)      AUGUST 31, 2010
                                                                                  -----------------    ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ......................................................      $  3,073,757        $    946,302
   Net realized gain/(loss) from investments ..................................         1,536,773          (1,664,650)
   Net change in unrealized appreciation (depreciation) from investments ......       179,814,536          12,498,101
                                                                                     ------------        ------------
Net increase/(decrease) in net assets resulting from operations ...............       184,425,066          11,779,753
                                                                                     ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ......................................................        (3,793,406)         (1,601,122)
   Net realized capital gains .................................................           (18,738)                 --
   Return of capital ..........................................................                --            (327,363)
                                                                                     ------------        ------------
Net decrease in net assets from dividends and distributions to shareholders ...        (3,812,144)         (1,928,485)
                                                                                     ------------        ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..................................................       110,054,572         239,392,683
   Reinvestment of distributions ..............................................         3,812,144           1,928,485
   Shares redeemed ............................................................       (67,466,343)        (78,085,179)
                                                                                     ------------        ------------
Net increase in net assets from capital shares ................................        46,400,373         163,235,989
                                                                                     ------------        ------------
Total increase in net assets ..................................................       227,013,295         173,087,257
NET ASSETS:
   Beginning of period ........................................................       485,190,991         312,103,734
                                                                                     ------------        ------------
   End of period ..............................................................      $712,204,286        $485,190,991
                                                                                     ============        ============
Undistributed / accumulated net investment income (loss), end of period .......      $   (719,649)       $         --
                                                                                     ============        ============
CAPITAL SHARE TRANSACTIONS:
   Shares sold ................................................................        10,450,433          26,371,487
   Shares reinvested ..........................................................           345,930             216,684
   Shares redeemed ............................................................        (6,256,593)         (8,483,879)
                                                                                     ------------        ------------
Total share transactions ......................................................         4,539,770          18,104,292
                                                                                     ============        ============

    The accompanying notes are an integral part of the financial statements.

                      FREE MARKET INTERNATIONAL EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       FOR THE
                                                                                  SIX MONTHS ENDED         FOR THE
                                                                                  FEBRUARY 28, 2011      YEAR ENDED
                                                                                     (UNAUDITED)      AUGUST 31, 2010
                                                                                  -----------------   ----------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ......................................................      $  2,704,234       $  4,041,960
   Net realized gain/(loss) from investments ..................................         5,826,159         (4,118,689)
   Net change in unrealized appreciation (depreciation) from investments ......        92,896,786            148,229
                                                                                     ------------       ------------
Net increase/(decrease) in net assets resulting from operations ...............       101,427,179             71,500
                                                                                     ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ......................................................        (6,163,601)        (3,144,188)
   Net realized capital gains .................................................                --         (1,183,603)
                                                                                     ------------       ------------
Net decrease in net assets from dividends and distributions to shareholders ...        (6,163,601)        (4,327,791)
                                                                                     ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..................................................        82,924,579        177,149,715
   Reinvestment of distributions ..............................................         6,163,601          4,327,791
   Shares redeemed ............................................................       (36,244,640)       (70,388,120)
                                                                                     ------------       ------------
Net increase in net assets from capital shares ................................        52,843,540        111,089,386
                                                                                     ------------       ------------
Total increase in net assets ..................................................       148,107,118        106,833,095
NET ASSETS:
   Beginning of period ........................................................       365,465,199        258,632,104
                                                                                     ------------       ------------
   End of period ..............................................................      $513,572,317       $365,465,199
                                                                                     ============       ============
Undistributed / accumulated net investment income (loss), end of period .......      $   (562,497)      $  2,896,870
                                                                                     ============       ============
CAPITAL SHARE TRANSACTIONS:
   Shares sold ................................................................         8,870,368         21,412,066
   Shares reinvested ..........................................................           643,382            517,060
   Shares redeemed ............................................................        (3,861,671)        (8,352,036)
                                                                                     ------------       ------------
Total share transactions ......................................................         5,652,079         13,577,090
                                                                                     ============       ============

    The accompanying notes are an integral part of the financial statements.

                          FREE MARKET FIXED INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       FOR THE
                                                                                   SIX MONTHS ENDED       FOR THE
                                                                                  FEBRUARY 28, 2011      YEAR ENDED
                                                                                     (UNAUDITED)      AUGUST 31, 2010
                                                                                  -----------------   ----------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ......................................................     $  5,978,648        $  4,452,311
   Net realized gain/(loss) from investments ..................................        4,709,779             577,583
   Net change in unrealized appreciation (depreciation) from investments ......      (14,117,319)          9,412,700
                                                                                    ------------        ------------
Net increase/(decrease) in net assets resulting from operations ...............       (3,428,892)         14,442,594
                                                                                    ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ......................................................       (8,108,340)         (6,051,846)
   Net realized capital gains .................................................         (232,406)         (1,159,271)
                                                                                    ------------        ------------
Net decrease in net assets from dividends and distributions to shareholders ...       (8,340,746)         (7,211,117)
                                                                                    ------------        ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..................................................      143,809,759         288,483,371
   Reinvestment of distributions ..............................................        8,340,746           7,211,117
   Shares redeemed ............................................................      (36,156,803)        (53,751,044)
                                                                                    ------------        ------------
Net increase in net assets from capital shares ................................      115,993,702         241,943,444
                                                                                    ------------        ------------
Total increase in net assets ..................................................      104,224,064         249,174,921
NET ASSETS:
   Beginning of period ........................................................      459,281,762         210,106,841
                                                                                    ------------        ------------
   End of period ..............................................................     $563,505,826        $459,281,762
                                                                                    ============        ============
Undistributed / accumulated net investment income (loss), end of period .......     $ (2,129,692)       $         --
                                                                                    ============        ============
CAPITAL SHARE TRANSACTIONS:
   Shares sold ................................................................       13,879,066          27,950,700
   Shares reinvested ..........................................................          809,022             707,254
   Shares redeemed ............................................................       (3,483,743)         (5,205,656)
                                                                                    ------------        ------------
Total share transactions ......................................................       11,204,345          23,452,298
                                                                                    ============        ============

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                       FOR THE SIX MONTHS                                        FOR THE PERIOD
                                                              ENDED           FOR THE YEAR     FOR THE YEAR   DECEMBER 31, 2007(1)
                                                        FEBRUARY 28, 2011        ENDED            ENDED             THROUGH
                                                           (UNAUDITED)      AUGUST 31, 2010  AUGUST 31, 2009     AUGUST 31, 2008
                                                       ------------------   ---------------  ---------------  --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ................      $   8.65            $   8.21          $  10.29         $  10.00
                                                           --------            --------          --------         --------
Net investment income ...............................          0.05(2)             0.02(2)           0.10(2)            --(3)
Net realized and unrealized gain/(loss) on
   investments ......................................          3.10                0.46             (2.09)            0.29
                                                           --------            --------          --------         --------
Net increase/(decrease) in net assets resulting
   from operations ..................................          3.15                0.48             (1.99)            0.29
                                                           --------            --------          --------         --------
Dividends and distributions to shareholders from:
Net investment income ...............................         (0.06)              (0.03)            (0.09)              --
Net realized capital gains ..........................            --(4)               --                --               --
Tax return of capital ...............................            --               (0.01)               --               --
                                                           --------            --------          --------         --------
Total dividends and distributions to shareholders ...         (0.06)              (0.04)            (0.09)              --
                                                           --------            --------          --------         --------
Net asset value, end of period ......................      $  11.74            $   8.65          $   8.21         $  10.29
                                                           ========            ========          ========         ========
Total investment return(5) ..........................         36.51%(6)            5.88%           (19.19)%           2.90%(6)
                                                           ========            ========          ========         ========
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...........      $712,204            $485,191          $312,104         $187,039
Ratio of expenses to average net assets(7) ..........          0.65%(8)            0.67%             0.72%            0.84%(8)
Ratio of net investment income to average net
   assets(7) ........................................          1.00%(8)            0.22%             1.37%            0.02%(8)
Portfolio turnover rate .............................             4%(6)               3%                1%               0%(6)

----------
(1)  Commencement of operations.

(2) The selected per share data was calculated using the average shares outstanding method for the period.

(3)  Amount less than $0.005 per share.

(4)  Amount less than $(0.005) per share.

(5) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)  Not annualized.

(7) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(8)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                       FOR THE SIX MONTHS                                       FOR THE PERIOD
                                                             ENDED           FOR THE YEAR     FOR THE YEAR   DECEMBER 31, 2007(1)
                                                       FEBRUARY 28, 2011        ENDED           ENDED             THROUGH
                                                           (UNAUDITED)     AUGUST 31, 2010  AUGUST 31, 2009    AUGUST 31, 2008
                                                       ------------------  ---------------  ---------------  --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ................        $   7.97          $   8.02         $   8.85         $  10.00
                                                             --------          --------         --------         --------
Net investment income ...............................            0.06(2)           0.11(2)          0.13(2)          0.08
Net realized and unrealized gain/(loss) on
   investments ......................................            2.07             (0.04)           (0.85)           (1.23)
                                                             --------          --------         --------         --------
Net increase/(decrease) in net assets resulting
   from operations ..................................            2.13              0.07            (0.72)           (1.15)
                                                             --------          --------         --------         --------
Dividends and distributions to shareholders from:
Net investment income ...............................           (0.13)            (0.09)           (0.11)              --
Net realized capital gains ..........................              --             (0.03)              --               --
                                                             --------          --------         --------         --------
Total dividends and distributions to shareholders ...           (0.13)            (0.12)           (0.11)              --
                                                             --------          --------         --------         --------
Net asset value, end of period ......................        $   9.97          $   7.97         $   8.02         $   8.85
                                                             ========          ========         ========         ========
Total investment return(3) ..........................           26.73%(4)          0.86%           (7.71)%         (11.50)%(4)
                                                             ========          ========         ========         ========
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...........        $513,572          $365,465         $258,632         $130,821
Ratio of expenses to average net assets(5) ..........            0.66%(6)          0.68%            0.73%            0.92%(6)
Ratio of net investment income to average
   net assets(5) ....................................            1.21%(6)          1.29%            2.01%            2.94%(6)
Portfolio turnover rate .............................               1%(4)             8%               2%               0%(4)

----------
(1)  Commencement of operations.

(2) The selected per share data was calculated using the average shares outstanding method for the period.

(3) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)  Not annualized.

(5) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(6)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          FREE MARKET FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                       FOR THE SIX MONTHS                                       FOR THE PERIOD
                                                             ENDED           FOR THE YEAR     FOR THE YEAR   DECEMBER 31, 2007(1)
                                                        FEBRUARY 28, 2011       ENDED            ENDED             THROUGH
                                                           (UNAUDITED)     AUGUST 31, 2010  AUGUST 31, 2009     AUGUST 31, 2008
                                                       ------------------  ---------------  ---------------  --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ................      $  10.50           $  10.35         $  10.04           $  10.00
                                                           --------           --------         --------           --------
Net investment income ...............................          0.13(2)            0.13(2)          0.21(2)            0.02
Net realized and unrealized gain on investments .....         (0.21)              0.27             0.25               0.04
                                                           --------           --------         --------           --------
Net increase/(decrease) in net assets resulting
   from operations ..................................         (0.08)              0.40             0.46               0.06
                                                           --------           --------         --------           --------
Dividends and distributions to shareholders from:
Net investment income ...............................         (0.17)             (0.21)           (0.15)             (0.02)
Net realized capital gains ..........................            --(3)           (0.04)              --                 --
Tax return of capital ...............................            --                 --               --                 --(3)
                                                           --------           --------         --------           --------
Total dividends and distributions to shareholders ...         (0.17)             (0.25)           (0.15)             (0.02)
                                                           --------           --------         --------           --------
Net asset value, end of period ......................      $  10.25           $  10.50         $  10.35           $  10.04
                                                           ========           ========         ========           ========
Total investment return(4) ..........................         (0.74)%(5)          3.96%            4.62%              0.61%(5)
                                                           ========           ========         ========           ========
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...........      $536,506           $459,282         $210,107           $128,982
Ratio of expenses to average net assets(6) ..........          0.66%(7)           0.68%            0.75%              0.97%(7)
Ratio of net investment income to average
   net assets(6) ....................................          2.39%(7)           1.31%            2.06%              0.26%(7)
Portfolio turnover rate .............................             0%(5)              1%              84%                 0%(5)

----------
(1)  Commencement of operations.

(2) The selected per share data was calculated using the average shares outstanding method for the period.

(3)  Amount less than $(0.005) per share.

(4) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)  Not annualized.

(6) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(7)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Free Market U.S. Equity Fund, Free Market International Equity Fund, and the Free Market Fixed Income Fund (each a "Fund," collectively the "Funds"). Each Fund operates as a "Fund of Funds" and commenced investment operations on December 31, 2007.

     RBB has authorized capital of one hundred billion shares of common stock of which 79.373 billion shares are currently classified into one hundred and thirty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

     PORTFOLIO VALUATION -- Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company's Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     Fair Value Measurements -- The inputs and valuations techniques used to measure fair value of the Funds' investments are summarized into three levels as described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' investments as of February 28, 2011 is included with each Fund's Portfolio of Investments.

     At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the six months ended February 28, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Fund's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Fund's pro-rata expenses of the underlying mutual funds in which each Fund invests.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. generally accepted accounting principles.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Funds consider liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

     Matson Money, Inc. ("Matson Money" or the "Adviser"), serves as each Fund's investment adviser. For its advisory services, Matson Money is entitled to receive 0.50% of each Fund's average daily net assets, computed daily and payable monthly. The Adviser has voluntarily agreed to waive its advisory fee and/or reimburse certain expenses in order to limit total annual fund operating expenses of Free Market U.S. Equity Fund, Free Market International Equity Fund and the Free Market Fixed Income Fund to 1.13%, 1.35% and 1.00%, respectively, of the particular Fund's average daily net assets. The expense limitations include expenses incurred as a result of investing in other investment companies. The Adviser may discontinue these arrangements at any time.

     The Funds will not pay Matson Money at a later time for any amounts they may waive or any amounts that Matson Money has assumed.

     BNY Mellon Investment Servicing (US) Inc. ("BNY"), a member of Bank of New York Mellon Corporation ("BNY Mellon") serves as administrator for the Funds. Administration and accounting fees accrued also include transfer agent, custodian fees and administrative service fees. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     Included in the administration and accounting fees are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its assets of the Company.

     For providing transfer agent services, BNY is entitled to receive out-of-pocket expenses.

     For providing custodian services to the Funds, PFPC Trust Company, a member of BNY Mellon, is entitled to receive out of pocket expenses.

     BNY Mellon Distributors Inc., a member of BNY Mellon, serves as the principal underwriter and distributor of the Funds' shares pursuant to a Distribution Agreement with RBB.

3. DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 28, 2011 was $79,136. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Funds or the Company.

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

4. INVESTMENT IN SECURITIES

     For the six months ended February 28, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

                                          PURCHASES       SALES
                                        ------------   -----------
Free Market U.S. Equity Fund            $ 69,428,013   $24,266,151
Free Market International Equity Fund     59,788,720     4,932,218
Free Market Fixed Income Fund            119,635,316     1,946,201

5. CAPITAL SHARE TRANSACTION

     As of February 28, 2011, each Fund has 100,000,000 shares of $0.001 per value common stock authorized.

     As of February 28, 2011, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

Free Market U.S. Equity Fund (2 shareholders)            98%
Free Market International Equity Fund (2 shareholders)   98%
Free Market Fixed Income Fund (2 shareholders)           99%

6. FEDERAL INCOME TAX INFORMATION

     Management has analyzed each Fund's tax positions taken on federal income tax returns for all open tax years (tax years August 31, 2007-2010) and has concluded that no provision for federal income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     As of February 28, 2011, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

                                                                                     NET UNREALIZED
                                         FEDERAL TAX    UNREALIZED     UNREALIZED     APPRECIATION/
                                            COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                        ------------   ------------   ------------   --------------
Free Market U.S. Equity Fund            $537,215,638   $174,192,059    $        --    $174,192,059
Free Market International Equity Fund    418,621,277     94,051,897             --      94,051,897
Free Market Fixed Income Fund            564,138,849      1,941,774     (3,636,807)     (1,695,033)

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

     As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

                                         UNDISTRIBUTED     UNDISTRIBUTED
                                        ORDINARY INCOME   LONG-TERM GAINS
                                        ---------------   ---------------
Free Market U.S. Equity Fund               $       --        $     --
Free Market International Equity Fund       2,896,870              --
Free Market Fixed Income Fund                      --         208,642

     The difference between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for Federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for Federal income tax purposes.

     The tax character of distributions paid during the fiscal year ended August 31, 2010 were as follows:

                                         ORDINARY     LONG-TERM   RETURN OF
                                          INCOME        GAINS      CAPITAL      TOTAL
                                        ----------   ----------   ---------   ----------
Free Market U.S. Equity Fund            $1,398,503   $  202,619    $327,363   $1,928,485
Free Market International Equity Fund    3,144,179    1,183,612          --    4,327,791
Free Market Fixed Income Fund            6,962,760      248,357          --    7,211,117

     Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of August 31, 2010, the Free Market International Equity Fund had a capital loss carryforward of $111,839 available to offset future capital gains. This capital loss carryforward will expire on August 31, 2018.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the six months ended February 28, 2011, the Funds did not incur any net Post-October currency or capital losses.

7. NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

8. SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                FREE MARKET FUNDS
                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

INVESTMENT ADVISER
MATSON MONEY, INC.
5955 Deerfield Blvd.
Mason, OH 45040

ADMINISTRATOR
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

PRINCIPAL UNDERWRITER
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

                                   FREE MARKET
                                U.S. EQUITY FUND

                                   FREE MARKET
                            INTERNATIONAL EQUITY FUND

                                   FREE MARKET
                                FIXED INCOME FUND

                                       OF

                               THE RBB FUND, INC.

                                   SEMI-ANNUAL
                                     REPORT

                                February 28, 2011
                                   (Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds. Shares of the Free Market Funds are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

                  (MARVIN & PALMER (R) ASSOCIATES, INC. LOGO)
                            GLOBAL EQUITY MANAGEMENT

                                MARVIN & PALMER
                                   LARGE CAP
                                  GROWTH FUND
                             of The RBB Fund, Inc.

                               Semi-Annual Report
                               February 28, 2011
                                  (Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                    SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

DEAR FELLOW SHAREHOLDER:

During the period from September 1, 2010 through February 28, 2011, the Fund returned 31.52%. It slightly outperformed the Russell 1000(R) Growth Index which was up 31.04% for the same period.

INVESTMENT CLIMATE AND OUTLOOK

The six month period started positively as readings on GDP, core Consumer Price Index, existing home sales, advanced retail sales and Institute of Supply Management manufacturing all came in better than expected. This, combined with the Federal Reserve's continued suggestion that it would maintain or even enhance accommodative monetary policy, lifted the market to its strongest September since 1939. Throughout the period, equity markets benefitted from a perception that economic growth was starting to pick up in the developed world at the same time that emerging markets continued to show strong growth. Near-term concerns centered on the uncertainty of energy prices caused by upheaval in the Middle East that developed during February. There are differing opinions as to whether these uncertainties could be more like 1979 or 1989. As you recall, 1979 led to the overthrow of the Shah of Iran and substantial dislocation in the political direction of the Middle East. On the other hand, 1989 was highlighted by the fall of the Berlin Wall and the demise of the old Soviet Union. This led to a major opportunity for the world to incorporate new economies and political systems in a globalized march towards growth.

Earnings from U.S. corporations remain strong while their improving balance sheets and increasing orientation toward overseas/emerging markets growth continue to provide ample quality growth opportunities. We believe that the market will reward cyclical sensitivity as 2011 unfolds, and we are emphasizing leaders in the materials, energy and industrials sectors. The potential for a significant shift back to equities from bonds exists as the outlook improves.

INVESTMENT REVIEW AND PORTFOLIO STRATEGY

The Marvin & Palmer Large Cap Growth Fund slightly outperformed the Russell 1000 Growth Index and fared better against the broader S&P 500 Index, which returned 27.73% during the six months ended February 28, 2011. The Fund's outperformance was driven primarily by sector allocation. Stock selection was also a positive contributor. The industrials, energy and health care sectors helped the most, while consumer discretionary and information technology were the only sectors that hurt. The Fund's best performing stocks were Joy Global, National Oilwell Varco and Avago Technologies. The worst contributing stocks were Qualcomm, Akamai Technologies and EMC.*

The Fund has been emphasizing cyclical sensitivity focused on materials, energy and industrials stocks. Technology exposure is neutral and focused on the types of companies that enable data mobility. These areas should continue to lead if energy prices do not substantially upset the global economy. At this point we are willing to maintain our exposure to cyclical sensitivity.

David F. Marvin, CFA
Chairman
Marvin & Palmer Associates, Inc.

----------
* The Fund's holdings in Akamai Technologies and EMC were sold during the period. Portfolio composition is subject to change.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

              Total Returns for the Period Ended February 28, 2011

                                                  AVERAGE ANNUAL
                                         ----------------------------------
                                 SIX                              SINCE
                               MONTHS*   ONE YEAR  THREE YEAR   INCEPTION**
                               ------    ----------------------------------
LARGE CAP GROWTH FUND          31.52%*** 27.86%***   -1.92%       -2.17%
RUSSELL 1000(R) GROWTH INDEX   31.04%    24.94%       4.93%        2.05%

*    NOT ANNUALIZED

**   INCEPTION DATE JUNE 29, 2007.

*** DUE TO RECENT MARKET CONDITIONS, THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MIGHT NOT BE SUSTAINABLE OR REPEATED IN THE FUTURE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING (877) 821-2117. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. THE FUND'S GROSS ANNUAL OPERATING EXPENSE RATIO, AS STATED IN THE CURRENT PROSPECTUS, IS 2.62% AND THE FUND'S NET OPERATING EXPENSE RATIO IS 0.80%. THE EXPENSE RATIO IS CONTRACTUALLY CAPPED AT 0.80% THROUGH DECEMBER 31, 2011, WITHOUT WHICH PERFORMANCE WOULD HAVE BEEN LESS. THIS CAP CAN BE DISCONTINUED AT ANY TIME AFTER DECEMBER 31, 2011.

THE FUND'S TOTAL RETURNS SINCE INCEPTION ARE BASED ON A CHANGE IN NET ASSET VALUE FROM $10.00 PER SHARE ON JUNE 29, 2007 (INCEPTION) TO $9.18 PER SHARE ON FEBRUARY 28, 2011.

PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                             FUND EXPENSE DISCLOSURE
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2010 through February 28, 2011, and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             LARGE CAP GROWTH FUND
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                              SEPTEMBER 1, 2010        FEBRUARY 28, 2011    DURING PERIOD*
                                           -----------------------   --------------------   --------------
Actual                                             $1,000.00                 $1,315.20          $4.59
Hypothetical (5% return before expenses)            1,000.00                  1,020.78           4.02

----------
* Expenses are equal to an annualized six-month expense ratio of 0.80% for the Fund which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (181), then divided by 365 to reflect the one-half year period. The Fund's ending account values are based on the actual six-month total return for the Fund of 31.52%.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                               FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                         % of Net
                                                          Assets       Value
                                                         --------   -----------
Common Stocks:
   Energy ............................................     15.5%    $ 1,742,686
   Capital Goods .....................................     13.4       1,506,329
   Software & Services ...............................     12.5       1,407,960
   Technology Hardware & Equipment ...................     12.1       1,355,764
   Materials .........................................     10.9       1,219,110
   Retailing .........................................      5.4         603,293
   Consumer Durables & Apparel .......................      5.2         577,590
   Semiconductors & Semiconductor Equipment ..........      4.2         471,328
   Transportation ....................................      3.5         392,829
   Consumer Services .................................      3.1         351,809
   Pharmaceuticals, Biotechnology & Life Sciences ....      2.3         255,900
   Health Care Equipment & Services ..................      1.7         195,365
   Food & Staples Retailing ..........................      1.5         164,538
   Diversified Financials ............................      1.3         147,356
   Household & Personal Products .....................      0.8          84,969
   Food, Beverage & Tobacco ..........................      0.6          71,036
Other Assets in Excess of Liabilities ................      6.0         677,757
                                                          -----     -----------
NET ASSETS ...........................................    100.0%    $11,225,619
                                                          =====     ===========

Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

                                                         Shares      Value
                                                         ------   -----------
COMMON STOCKS -- 94.0%
CAPITAL GOODS -- 13.4%
Caterpillar, Inc. ....................................    2,900   $   298,497
Cummins, Inc. ........................................    1,600       161,792
Deere & Co. ..........................................    3,100       279,465
Joy Global, Inc. .....................................    3,900       379,782
Precision Castparts Corp. ............................    1,550       219,713
United Technologies Corp. ............................    2,000       167,080
                                                                  -----------
                                                                    1,506,329
                                                                  -----------
CONSUMER DURABLES & APPAREL -- 5.2%
Coach, Inc. ..........................................    5,400       296,568
Hasbro, Inc. .........................................    1,500        67,350
NIKE, Inc., Class B ..................................    2,400       213,672
                                                                  -----------
                                                                      577,590
                                                                  -----------
CONSUMER SERVICES -- 3.1%
Starbucks Corp. ......................................    3,800       125,324
Yum! Brands, Inc. ....................................    4,500       226,485
                                                                  -----------
                                                                      351,809
                                                                  -----------
DIVERSIFIED FINANCIALS -- 1.3%
T. Rowe Price Group, Inc. ............................    2,200       147,356
                                                                  -----------
ENERGY -- 15.5%
Cameron International Corp.* .........................    5,900       348,867
FMC Technologies, Inc.* ..............................    3,100       291,555
National Oilwell Varco, Inc. .........................    5,500       437,635
Peabody Energy Corp. .................................    4,300       281,607
Schlumberger Ltd. ....................................    4,100       383,022
                                                                  -----------
                                                                    1,742,686
                                                                  -----------
FOOD & STAPLES RETAILING -- 1.5%
Costco Wholesale Corp. ...............................    2,200       164,538
                                                                  -----------
FOOD, BEVERAGES & TOBACCO -- 0.6%
Altria Group, Inc. ...................................    2,800        71,036
                                                                  -----------
HEALTH CARE EQUIPMENT & SERVICES -- 1.7%
Express Scripts, Inc.* ...............................    2,600       146,172
Intuitive Surgical, Inc.* ............................      150        49,193
                                                                  -----------
                                                                      195,365
                                                                  -----------
HOUSEHOLD & PERSONAL PRODUCTS -- 0.8%
Estee Lauder Cos. Inc., Class A (The) ................      900        84,969
                                                                  -----------
MATERIALS -- 10.9%
CF Industries Holdings, Inc. .........................    1,800       254,304
Cliffs Natural Resources, Inc. .......................    3,700       359,159
Freeport-McMoRan Copper & Gold, Inc. .................    5,600       296,520
Monsanto Co. .........................................    4,300       309,127
                                                                  -----------
                                                                    1,219,110
                                                                  -----------

                                                         Shares      Value
                                                         ------   -----------
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 2.3%
Alexion Pharmaceuticals, Inc.* .......................    1,000   $    96,280
Illumina, Inc.* ......................................    2,300       159,620
                                                                  -----------
                                                                      255,900
                                                                  -----------
RETAILING -- 5.4%
Amazon.com, Inc.* ....................................    2,700       467,883
Tiffany & Co. ........................................    2,200       135,410
                                                                  -----------
                                                                      603,293
                                                                  -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.2%
Avago Technologies Ltd. (Singapore) ..................   10,000       339,900
NVIDIA Corp.* ........................................    5,800       131,428
                                                                  -----------
                                                                      471,328
                                                                  -----------
SOFTWARE & SERVICES -- 12.5%
Cognizant Technology Solutions Corp., Class A* .......    4,400       338,228
Intuit, Inc.* ........................................    5,900       310,222
Oracle Corp. .........................................    9,000       296,100
Symantec Corp.* ......................................    9,000       162,270
VMware, Inc., Class A* ...............................    3,600       301,140
                                                                  -----------
                                                                    1,407,960
                                                                  -----------
TECHNOLOGY HARDWARE & EQUIPMENT -- 12.1%
Amphenol Corp., Class A ..............................    2,700       155,196
Apple, Inc.* .........................................    1,450       512,154
Hewlett-Packard Co. ..................................    1,600        69,808
NetApp, Inc.* ........................................    6,900       356,454
QUALCOMM, Inc. .......................................    4,400       262,152
                                                                  -----------
                                                                    1,355,764
                                                                  -----------
TRANSPORTATION -- 3.5%
CSX Corp. ............................................    1,300        97,058
Union Pacific Corp. ..................................    3,100       295,771
                                                                  -----------
                                                                      392,829
                                                                  -----------
   TOTAL COMMON STOCKS
   (Cost $7,506,583) .................................             10,547,862
                                                                  -----------
   TOTAL INVESTMENTS -- 94.0%
   (Cost $7,506,583) .................................             10,547,862
                                                                  -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 6.0% ........                677,757
                                                                  -----------
NET ASSETS -- 100.0% .................................            $11,225,619
                                                                  ===========

----------
*    Non-income producing.

    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's investments carried at market value (See note 1 in the Notes to Financial Statements):

                                                                 LEVEL 2        LEVEL 3
                                   TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 VALUE AT           QUOTED      OBSERVABLE   UNOBSERVABLE
                             FEBRUARY 28, 2011      PRICE        INPUTS         INPUTS
                             -----------------   -----------   -----------   ------------
Investments in Securities*      $10,547,862      $10,547,862       $--           $--
                                ===========      ===========       ===           ===

* Please refer to the Portfolio of Investments for industry and security type breakouts.

    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

ASSETS
   Investments, at value (Cost $7,506,583) ................................   $ 10,547,862
   Cash and cash equivalents ..............................................        164,020
   Receivables
      Investments sold ....................................................        513,867
      Investment adviser ..................................................         29,031
      Dividends and interest ..............................................          6,163
   Prepaid expenses and other assets ......................................          8,233
                                                                              ------------
         Total assets .....................................................     11,269,176
                                                                              ------------
LIABILITIES
   Other accrued expenses and liabilities .................................         43,557
                                                                              ------------
         Total liabilities ................................................         43,557
                                                                              ------------
   Net Assets .............................................................   $ 11,225,619
                                                                              ============
NET ASSETS CONSIST OF
   Par value ..............................................................   $      1,222
   Paid-in capital ........................................................     18,295,362
   Undistributed net investment income ....................................          1,626
   Accumulated net realized loss from investments .........................    (10,113,870)
   Net unrealized appreciation on investments .............................      3,041,279
                                                                              ------------
   Net Assets .............................................................   $ 11,225,619
                                                                              ============
   Shares outstanding ($0.001 par value, 100,000,000 shares authorized) ...      1,222,294
                                                                              ------------
   Net asset value, offering and redemption price per share ...............   $       9.18
                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011
                                  (UNAUDITED)

INVESTMENT INCOME
   Dividends .....................................................   $   44,161
   Interest ......................................................           64
                                                                     ----------
      Total investment income ....................................       44,225
                                                                     ----------
EXPENSES
   Administration and accounting fees ............................       75,976
   Advisory fees .................................................       34,612
   Transfer agent fees ...........................................       16,165
   Audit fees ....................................................       13,314
   Directors' and officers' fees .................................        8,747
   Printing and shareholder reporting fees .......................        8,676
   Registration and filing fees ..................................        7,544
   Legal fees ....................................................        5,209
   Insurance .....................................................        3,035
   Custodian fees ................................................        1,649
   Other expenses ................................................        1,146
                                                                     ----------
      Total expenses before waivers and reimbursements ...........      176,073
                                                                     ----------
      Less: waivers and reimbursements ...........................     (133,474)
                                                                     ----------
      Net expenses after waivers and reimbursements ..............       42,599
                                                                     ----------
   Net investment income .........................................        1,626
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   NET REALIZED GAIN/(LOSS) FROM:
      Investments ................................................      965,126
   NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
      Investments ................................................    1,834,390
                                                                     ----------
   Net realized and unrealized gain from investments .............    2,799,516
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $2,801,142
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   FOR THE SIX MONTHS
                                                                                          ENDED           FOR THE YEAR
                                                                                    FEBRUARY 28, 2011       ENDED
                                                                                      (UNAUDITED)       AUGUST 31, 2010
                                                                                   ------------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income/(loss) ................................................       $     1,626       $       (750)
   Net realized gain from investments ..........................................           965,126          3,394,602
   Net change in unrealized appreciation/(depreciation) from investments .......         1,834,390         (1,818,562)
                                                                                       -----------       ------------
Net increase in net assets resulting from operations ...........................         2,801,142          1,575,290
                                                                                       -----------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................................................                --            (31,926)
                                                                                       -----------       ------------
Net decrease in net assets from dividends and distributions to shareholders ....                --            (31,926)
                                                                                       -----------       ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares sold ...................................................                --          1,407,000
   Reinvestment of distributions ...............................................                --             31,506
   Shares redeemed .............................................................          (555,812)       (13,344,833)
                                                                                       -----------       ------------
Net decrease in net assets from capital transactions ...........................          (555,812)       (11,906,327)
                                                                                       -----------       ------------
Total increase/(decrease) in net assets ........................................         2,245,330        (10,362,963)
NET ASSETS
   Beginning of period .........................................................         8,980,289         19,343,252
                                                                                       -----------       ------------
   End of period ...............................................................       $11,225,619       $  8,980,289
                                                                                       ===========       ============
   Undistributed net investment income, end of period ..........................       $     1,626       $         --
                                                                                       ===========       ============
SHARE TRANSACTIONS:
   Shares sold .................................................................                --            191,656
   Shares reinvested ...........................................................                --              4,376
   Shares redeemed .............................................................           (63,659)        (1,823,327)
                                                                                       -----------       ------------
   Total share transactions ....................................................           (63,659)        (1,627,295)
                                                                                       ===========       ============

    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                               FOR THE SIX
                                                               MONTHS ENDED FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE PERIOD
                                                               FEBRUARY 28,    ENDED        ENDED        ENDED     JUNE 29, 2007*
                                                                   2011      AUGUST 31,   AUGUST 31,   AUGUST 31,   TO AUGUST 31,
                                                                (UNAUDITED)    2010         2009          2008           2007
                                                               ------------ ------------ ------------ ------------ --------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .........................  $  6.98      $  6.64       $  9.32     $ 10.20       $ 10.00
                                                                -------      -------       -------     -------       -------
Net investment income/(loss) .................................       --(1)        --(1)       0.02        0.01            --(1)
Net realized and unrealized gain/(loss) on investments .......     2.20         0.35         (2.68)      (0.89)         0.20
                                                                -------      -------       -------     -------       -------
Net increase/(decrease) in net assets resulting
   from operations ...........................................     2.20         0.35         (2.66)      (0.88)         0.20
                                                                -------      -------       -------     -------       -------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ........................................       --        (0.01)        (0.02)         --(1)         --
                                                                -------      -------       -------     -------       -------
Net asset value, end of period ...............................  $  9.18      $  6.98       $  6.64     $  9.32       $ 10.20
                                                                =======      =======       =======     =======       =======
Total investment return(2) ...................................    31.52%(3)     5.28%       (28.51)%     (8.61)%        2.00%(3)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ....................  $11,226      $ 8,980       $19,343     $28,780       $15,283
Ratio of expenses to average net assets ......................     0.80%(4)     0.80%         0.80%       0.80%         0.80%(4)
Ratio of expenses to average net assets without waivers
   and expense reimbursements ................................     3.31%(4)     2.62%         2.27%       2.09%         3.93%(4)
Ratio of net investment income/(loss) to average net assets ..     0.03%(4)    (0.01)%        0.37%       0.12%         0.21%(4)
Portfolio turnover rate ......................................    58.13%(3)   138.68%       237.91%     252.37%        28.70%(3)

----------
*    Commencement of Operations.

(1)  Less than $0.005 per share.

(2) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)  Not Annualized.

(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Marvin & Palmer Large Cap Growth Fund (the "Fund"), which commenced investment operations on June 29, 2007.

     RBB has authorized capital of one hundred billion shares of common stock of which 79.373 billion shares are currently classified into one hundred and thirty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the six months ended February 28, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2011 is included with the Fund's Schedule of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company's Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.   INVESTMENT ADVISER AND OTHER SERVICES

     Marvin & Palmer Associates, Inc. ("Marvin & Palmer" or the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Company (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund's average daily net assets. The Adviser has agreed to limit through December 31, 2011 the Fund's total operating expenses (other than acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to the extent that such expenses exceed 0.80% of the Fund's average daily net assets. This limitation is effected in waivers of advisory fees and reimbursement of expenses exceeding the advisory fee as necessary. If at any time during the three years ending March 4, 2013 the advisory agreement is in effect, the Fund's total annual operating expenses for that year are less than 0.80% of the Fund's average daily net assets, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund during such three-year period. For the six months ended February 28, 2011, investment advisory fees accrued and waived were $34,612 and expenses reimbursed or to be reimbursed by the Adviser were $98,862. As of February 28, 2011, the total fees which were previously waived by the Advisor which may be subject to possible future reimbursements to the Adviser were as follows:

                             EXPIRATION
-----------------------------------------------------------------------
AUGUST 31, 2011   AUGUST 31, 2012   AUGUST 31, 2013   FEBRUARY 28, 2014
---------------   ---------------   ---------------   -----------------
    $153,696          $268,864          $251,254           $133,474

     BNY Mellon Investment Servicing (US), Inc. ("BNY Mellon") serves as administrator for the Fund. Administration and accounting fees accrued also include certain Transfer Agent and custodian fees. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets, subject to certain minimum monthly fees.

     Included in the administration and accounting fees are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

     In addition, BNY Mellon serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive out of pocket expenses.

     For providing custodial services to the Fund, PFPC Trust Company, a member of The Bank of New York Mellon Corp., is entitled to receive out of pocket expenses.

     BNY Mellon Distributors Inc. serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with RBB.

3.   DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 28, 2011 was $2,394. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

4.   INVESTMENT IN SECURITIES

     For the six months ended February 28, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                              PURCHASES      SALES
                             ----------   ----------
Investment Securities.....   $5,961,118   $7,001,647

5.   SIGNIFICANT SHAREHOLDERS

     As of February 28, 2011, the Fund had 1 shareholder account and/or omnibus account (comprised of a group of individual shareholders) that amounted to 69% of the total shares outstanding of the Fund.

6.   FEDERAL TAX INFORMATION

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (August 31, 2007 - 2010) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     As of February 28, 2011, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX    UNREALIZED     UNREALIZED    NET UNREALIZED
   COST       APPRECIATION   DEPRECIATION    APPRECIATION
-----------   ------------   ------------   --------------
 $7,506,583    $3,067,561      $(26,282)      $3,041,279

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     As of February 28, 2011 the Fund had no tax-basis distributable earnings.

     The difference between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

     The tax character of distributions paid during the fiscal year ended August 31, 2010 was as follows:

Ordinary income ....................................   $31,926
Long-term capital gains ............................        --
                                                       -------
Total distributions ................................   $31,926
                                                       =======

     Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of August 31, 2010, the Fund had a capital loss carryforward of $11,054,164 which will expire as follows:

August 31, 2018 ....................   $3,287,157
August 31, 2017 ....................   $7,438,269
August 31, 2016 ....................   $  328,738

7.   NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

8.   SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Marvin and Palmer at (877) 821-2117 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser
Marvin & Palmer Associates, Inc.
1201 N. Market Street
Suite 2300
Wilmington, DE 19801-1165

Administrator
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

Principal Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Counsel
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

                         PERIMETER SMALL CAP GROWTH FUND
                              OF THE RBB FUND, INC.

     SEMI-ANNUAL REPORT                                  FEBRUARY 28, 2011
                                                            (UNAUDITED)

                                (PERIMETER LOGO)
                               CAPITAL MANAGEMENT

                                                INVESTMENT ADVISER:
                                                PERIMETER CAPITAL MANAGEMENT LLC

This report has been prepared for Shareholders of the Perimeter Small Cap Growth
   Fund. It is not authorized for distribution to prospective investors unless preceded by or accompanied by a current prospectus.

  The Perimeter Small Cap Growth Fund is distributed by BNY Mellon Distributors
                    Inc., which is not an adviser affiliate.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

Dear Shareholders:

The Perimeter Small Cap Growth Fund (the "Fund") returned 35.63% (I Shares) and 35.50% (Investor Shares) versus the 40.76% return of the Russell 2000(R) Growth Index during the six-month period ended February 28, 2011. The Fund's fiscal year began with the market posting the best September ever for the Russell 2000(R) Index, up 12.5%. A combination of better than expected retail sales, statements from the Fed about a second round of quantitative easing and accelerating merger & acquisition (M&A) activity enabled the market to climb, defying investors' fears of a double-dip recession. Economically sensitive sectors and high beta stocks led the market, with Energy, Materials and Technology up 19%+ in September alone. In a reversal from previous months, traditional "safe haven" sectors trailed with sub-par returns from the Consumer Staples, Healthcare and Utilities sectors.

Consumer Discretionary continued to be the top contributor to Perimeter's performance. Of significant benefit has been our focus on dominant brand name companies such as Fossil*, Warnaco and Steve Madden. We also benefited from our overweight position and solid stock selection in the Materials sector as a downward trending dollar seemed to re-inflate global commodity prices. Our overweight to the Energy sector has been a positive contributor as we have found many attractive growth prospects given the global economic recovery, rising oil prices and increasing factory utilization.

The most significant driver of underperformance over the past six months was from the Technology sector. The Fund did not significantly benefit from recent increased M&A activity in the sector and the resulting speculation that occurred during the later stages of 2010. When combined with our underweight to this strong performing sector, this produced a substantial headwind for the Fund.

Further, the highest beta stocks in the Russell 2000(R) Growth Index outperformed their lower beta counterparts by a wide margin, particularly within Technology. This factor presented an additional headwind, as Perimeter has a quality-focused stock selection process that results in a portfolio of companies with a beta that is typically less than that of the Russell 2000(R) Growth benchmark. The goal of our process is to not only capture the growth of the benchmark, but also to reduce volatility and produce more consistent returns over the long-term.

Looking ahead, after back-to-back years of very strong small cap performance, we would not be surprised to see some type of market correction in the coming months, although we remain positively biased for the rest of the year. We would expect record high correlations among stock returns to begin to moderate. This should lead to quality, company-specific fundamentals returning as a driver to stock performance rather than recent macro perceptions. In the meantime, Perimeter continues to employ our bottom-up, company-specific, fundamental process designed to lead us to companies we feel can generate strong fundamental momentum and accelerating growth in any market environment.

Sincerely,

Perimeter Capital Management LLC

*    The Fund's holdings in Fossil were sold during the period.

     THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

     THE RUSSELL 2000(R) GROWTH INDEX IS A WIDELY-RECOGNIZED,
     CAPITALIZATION-WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF THE SMALLEST 2,000 COMPANIES IN THE RUSSELL 3000(R) INDEX. THE RUSSELL 2000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2011

                                                                                                       SINCE
                                                               SIX MONTHS*   ONE YEAR   THREE YEAR   INCEPTION
                                                               -----------   --------   ----------   ---------
PERIMETER SMALL CAP GROWTH FUND, INVESTOR CLASS SHARES** ...    35.50%(1)    29.04%(1)     5.23%       4.30%
PERIMETER SMALL CAP GROWTH FUND, I SHARES*** ...............    35.63%(1)    29.48%(1)     5.40%       1.24%
RUSSELL 2000(R) GROWTH INDEX ...............................    40.76%       36.33%        8.61%       6.05%

----------
*    Not Annualized.

**   Investor Class Shares were offered beginning September 29, 2006.

*** I Shares were offered beginning December 31, 2007. The performance shown for the I Shares prior to December 31, 2007 is based on the performance and expenses of the Investor Class Shares, and has not been adjusted for the shareholder servicing fee charged specifically to the Investor Class Shares.

(1) Due to recent market conditions, the Fund has experienced relatively high performance which might not be sustainable or repeated in the future.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-968-4964. PERFORMANCE ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. UNLIKE A MUTUAL FUND, INDEX RETURNS DO NOT REFLECT TAXES, FEES OR EXPENSES. THE FUND'S GROSS TOTAL EXPENSE RATIO AS STATED IN THE PROSPECTUS IS 1.47% FOR INVESTOR SHARES AND 1.22% FOR I SHARES. THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LOWER IN THEIR ABSENCE. THE FUND CHARGES A 2.00% REDEMPTION FEE IF REDEEMED WITHIN 7 DAYS. THE ADVISER HAS CONTRACTUALLY AGREED TO LIMIT THE TOTAL EXPENSES OF THE INVESTOR CLASS SHARES AND I SHARES OF THE FUND (EXCLUDING ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COMMISSIONS, EXTRAORDINARY ITEMS, INTEREST AND TAXES) TO 1.35% AND 1.10% OF THE AVERAGE DAILY NET ASSETS OF THE FUND'S INVESTOR CLASS SHARES AND I SHARES, RESPECTIVELY, THROUGH DECEMBER 31, 2011.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MUTUAL FUND INVESTING INVOLVES RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE FUND INVESTS IN SMALL CAP STOCKS WHICH GENERALLY INVOLVE MORE RISK THAN LARGE CAP STOCKS DUE TO POTENTIALLY GREATER VOLATILITY AND LESS MARKET LIQUIDITY.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                             FUND EXPENSE DISCLOSURE
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2010 through February 28, 2011, and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        PERIMETER SMALL CAP GROWTH FUND -- INVESTOR CLASS
                                                 ---------------------------------------------------------------
                                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                                    SEPTEMBER 1, 2010        FEBRUARY 28, 2011    DURING PERIOD*
                                                 -----------------------   --------------------   --------------
Actual .......................................          $1,000.00                $1,355.00             $7.82
Hypothetical -- (5% return before expenses) ..           1,000.00                 1,018.07              6.73

                                                           PERIMETER SMALL CAP GROWTH FUND -- I SHARES
                                                 ---------------------------------------------------------------
                                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                                    SEPTEMBER 1, 2010        FEBRUARY 28, 2011    DURING PERIOD*
                                                 -----------------------   --------------------   --------------
Actual .......................................          $1,000.00                $1,356.30             $6.37
Hypothetical -- (5% return before expenses) ..           1,000.00                 1,019.32              5.47

* Expenses are equal to an annualized six-month expense ratio of 1.35% for the Investor Class and 1.10% for the I Shares which includes waived fees, reimbursed expenses or recoupment, multiplied by the average account value over the period, multiplied by the number of days in the most recent period
     (181), then divided by 365 to reflect the six-month period. The Fund's ending account values on the first line in each table are based on the actual six-month total return for the Fund of 35.50% for the Investor Class and 35.63% for the I Shares.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                             % OF NET
                                              ASSETS        VALUE
                                             --------   ------------
Domestic Common Stocks:
   Consumer Non-cyclical .................     20.0%    $ 91,492,067
   Industrial ............................     18.4       84,074,906
   Consumer Cyclical .....................     13.9       63,723,661
   Technology ............................     13.3       61,063,870
   Communications ........................     11.0       50,395,461
   Energy ................................      7.3       33,355,849
   Financial .............................      4.8       21,837,674
   Basic Materials .......................      3.5       16,149,067
   Utilities .............................      0.3        1,495,217
Other Assets In Excess of Liabilities ....      7.5       34,115,909
                                              -----     ------------
NET ASSETS ...............................    100.0%    $457,703,681
                                              =====     ============


    The accompanying notes are an integral part of the financial statements.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCK+ -- 92.5%
BASIC MATERIALS -- 3.5%
Buckeye Technologies .............................         82,300   $  2,156,260
Kraton Performance Polymers* .....................         60,130      2,062,459
Kronos Worldwide .................................         73,305      3,628,598
Solutia* .........................................        110,507      2,564,867
Stillwater Mining* ...............................        141,969      3,388,800
Thompson Creek Metals* ...........................        178,155      2,348,083
                                                                    ------------
                                                                      16,149,067
                                                                    ------------
COMMUNICATIONS -- 11.0%
APAC Customer Services* ..........................        249,606      1,462,691
Aruba Networks* ..................................         93,850      2,857,732
Atlantic Tele-Network ............................         35,380      1,379,466
Blue Coat Systems* ...............................        106,676      3,001,863
ClickSoftware Technologies* ......................        294,822      2,393,955
DigitalGlobe* ....................................         86,870      2,804,164
Dolan* ...........................................        146,123      1,826,537
eResearchTechnology* .............................        283,980      1,803,273
EZchip Semiconductor* ............................         56,160      1,689,293
HealthStream* ....................................         14,290        111,319
Infospace* .......................................        175,200      1,412,112
Keynote Systems ..................................         83,770      1,473,514
Neutral Tandem* ..................................        195,370      3,360,364
NIC ..............................................        177,751      1,802,395
NICE Systems, ADR* ...............................         88,179      3,054,961
Novatel Wireless* ................................        304,150      1,800,568
Plantronics ......................................         61,500      2,145,735
SAVVIS* ..........................................         69,939      2,272,318
Shutterfly* ......................................         48,207      2,058,439
TIBCO Software* ..................................        103,950      2,559,249
Travelzoo* .......................................         70,861      2,795,466
US Auto Parts Network* ...........................        178,990      1,453,399
ValueClick* ......................................        190,575      2,845,285
Zix* .............................................        550,505      2,031,363
                                                                    ------------
                                                                      50,395,461
                                                                    ------------
CONSUMER CYCLICAL -- 13.9%
99 Cents Only Stores* ............................        166,277      2,766,849
Ascena Retail Group* .............................         76,700      2,396,108
BJ's Restaurants* ................................         11,813        424,677
Buckle ...........................................         62,890      2,458,370
Caribou Coffee* ..................................        160,365      1,577,992
Cash America International .......................         64,121      2,738,608
Casual Male Retail Group* ........................        451,828      1,929,306
Deckers Outdoor* .................................         42,585      3,756,849
Domino's Pizza* ..................................        164,470      2,774,609
Finish Line, Cl A ................................        147,940      2,583,032
First Cash Financial Services* ...................         49,766      1,629,339
Genesco* .........................................         82,011      3,241,075
Group 1 Automotive ...............................         51,880      2,191,930
Hibbett Sports* ..................................         34,385      1,080,033
Iconix Brand Group* ..............................        107,370      2,372,877

                                                        SHARES          VALUE
                                                     ------------   ------------
CONSUMER CYCLICAL -- (CONTINUED)
JOS A Bank Clothiers* ............................         57,825   $  2,666,311
Lithia Motors, Cl A ..............................         56,566        856,409
Pep Boys-Manny Moe & Jack ........................        221,870      2,780,031
Perry Ellis International* .......................         51,920      1,507,757
Ruby Tuesday* ....................................        177,967      2,377,639
Rush Enterprises, Cl A* ..........................         83,861      1,574,071
Steelcase, Cl A ..................................        185,265      1,798,923
Steven Madden* ...................................         65,636      2,831,537
Texas Roadhouse* .................................         91,784      1,558,492
Ulta Salon Cosmetics & Fragrance* ................         40,057      1,671,579
Wabash National* .................................        203,682      2,122,366
Warnaco Group* ...................................         50,442      2,961,450
Westport Innovations* ............................        151,643      2,785,682
Williams-Sonoma ..................................         64,000      2,309,760
                                                                    ------------
                                                                      63,723,661
                                                                    ------------
CONSUMER NON-CYCLICAL -- 20.0%
Abaxis* ..........................................         49,515      1,313,138
Advisory Board* ..................................         35,257      1,803,748
Akorn* ...........................................        358,475      2,003,875
AngioDynamics* ...................................        103,938      1,748,237
ArthroCare* ......................................         89,500      3,086,855
Atrion ...........................................          7,399      1,304,740
Bio-Reference Laboratories* ......................         77,202      1,615,066
Bruker* ..........................................        156,455      3,002,371
Cardiome Pharma* .................................        240,860      1,389,762
Consolidated Graphics* ...........................         52,780      2,878,621
Dollar Financial* ................................         60,796      1,300,426
Ensign Group .....................................         62,090      1,888,157
FTI Consulting* ..................................         33,890      1,118,031
Hain Celestial Group* ............................         90,161      2,688,601
Healthspring* ....................................         34,610      1,302,720
Hillenbrand ......................................        149,130      3,243,578
Huron Consulting Group* ..........................         65,240      1,814,977
ICON ADR* ........................................        124,023      2,466,817
ICU Medical* .....................................         59,420      2,495,046
Impax Laboratories* ..............................        149,084      3,069,640
Integra LifeSciences Holdings* ...................         35,290      1,769,794
Inter Parfums ....................................         70,664      1,276,898
Invacare .........................................         94,420      2,791,999
Jazz Pharmaceuticals* ............................        113,930      2,806,096
Kforce* ..........................................        125,155      2,235,268
Korn/Ferry International* ........................         89,570      2,047,570
LHC Group* .......................................         14,610        436,255
Merge Healthcare* ................................        324,667      1,626,582
Natus Medical* ...................................        122,212      1,938,282
Nektar Therapeutics* .............................        235,017      2,253,813
Onyx Pharmaceuticals* ............................         83,770      2,952,055
PAREXEL International* ...........................        110,438      2,591,980
Princeton Review* ................................        413,347        380,279
QKL Stores* ......................................         86,763        262,892

    The accompanying notes are an integral part of the financial statements.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                        SHARES          VALUE
                                                     ------------   ------------
CONSUMER NON-CYCLICAL -- (CONTINUED)
Salix Pharmaceuticals* ...........................         67,320   $  2,244,449
Sirona Dental Systems* ...........................         69,320      3,497,887
SunOpta* .........................................        245,730      1,688,165
SuperGen* ........................................        438,120      1,301,216
Synovis Life Technologies* .......................        131,683      2,599,422
TeleTech Holdings* ...............................         96,600      2,200,548
TreeHouse Foods* .................................         55,394      2,889,905
TrueBlue* ........................................        126,729      2,046,673
US Physical Therapy* .............................         87,007      1,720,128
Valassis Communications* .........................         65,340      1,843,895
Wright Express* ..................................         50,110      2,555,610
                                                                    ------------
                                                                      91,492,067
                                                                    ------------
ENERGY -- 7.3%
Brigham Exploration* .............................         76,360      2,793,249
Dawson Geophysical* ..............................         48,195      2,405,894
Georesources* ....................................         36,530      1,149,599
International Coal Group* ........................        269,590      2,660,853
Key Energy Services* .............................        146,291      2,267,511
Kodiak Oil & Gas* ................................        327,310      2,477,737
Magnum Hunter Resources* .........................        370,897      2,655,623
Newpark Resources* ...............................        294,886      2,058,304
North American Energy Partners* ..................        244,237      3,221,486
OYO Geospace* ....................................         28,421      2,889,847
Patterson-UTI Energy .............................        109,550      2,995,097
Penn Virginia ....................................         61,440        999,629
Rex Energy* ......................................        182,660      2,301,516
Swift Energy* ....................................         57,730      2,479,504
                                                                    ------------
                                                                      33,355,849
                                                                    ------------
FINANCIAL -- 4.8%
Altisource Portfolio Solutions SA* ...............         67,810      2,047,184
Boston Private Financial Holdings ................        186,530      1,322,498
Columbia Banking System ..........................        104,190      2,067,130
Encore Capital Group* ............................        113,636      3,094,308
First Citizens BancShares, Cl A ..................          8,006      1,617,212
IBERIABANK .......................................         35,070      2,009,160
Knight Capital Group, Cl A* ......................        175,130      2,453,571
Montpelier Re Holdings ...........................         83,740      1,689,036
Provident Financial Services .....................         74,970      1,110,306
Stifel Financial* ................................         32,560      2,335,854
Umpqua Holdings ..................................        182,816      2,091,415
                                                                    ------------
                                                                      21,837,674
                                                                    ------------
INDUSTRIAL -- 18.4%
A.O. Smith .......................................         64,375      2,600,750
Actuant, Cl A ....................................         88,560      2,506,248
Applied Industrial Technologies ..................         89,214      2,858,417
Atlas Air Worldwide Holdings* ....................         47,710      3,257,639
Briggs & Stratton ................................         95,610      1,924,629
Celadon Group* ...................................        147,770      2,158,920
Columbus McKinnon* ...............................         97,600      1,685,552

                                                        SHARES          VALUE
                                                     ------------   ------------
INDUSTRIAL -- (CONTINUED)
Drew Industries ..................................         79,698   $  1,843,415
DXP Enterprises* .................................         50,735      1,078,626
EnerSys* .........................................         82,133      2,915,722
EnPro Industries* ................................         71,975      2,855,968
Esterline Technologies* ..........................         35,002      2,505,093
Fushi Copperweld* ................................        124,023      1,206,744
General Cable* ...................................         37,500      1,628,250
GrafTech International* ..........................        118,900      2,379,189
Harbin Electric* .................................        118,861      2,255,982
Hexcel* ..........................................         92,780      1,721,069
HUB Group, Cl A* .................................         90,702      3,170,942
IESI-BFC .........................................        112,128      2,789,745
II-VI* ...........................................         45,526      2,330,476
KEMET* ...........................................        160,584      2,232,118
Kennametal .......................................         46,031      1,770,352
L.B. Foster, Cl A* ...............................         19,795        831,390
Littelfuse .......................................         16,310        861,657
Marten Transport .................................         68,323      1,458,696
Middleby* ........................................         28,540      2,559,182
Newport* .........................................        136,770      2,277,221
NVE* .............................................         28,786      1,705,571
Old Dominion Freight Line* .......................         91,920      2,829,298
OSI Systems* .....................................         45,665      1,717,917
Power-One* .......................................        300,290      2,471,387
Rock-Tenn ........................................         32,770      2,249,661
Rofin-Sinar Technologies* ........................         70,279      2,725,420
RTI International Metals* ........................         79,288      2,259,708
Silgan Holdings ..................................         55,930      2,040,326
STR Holdings* ....................................        120,132      2,175,591
TAL International Group ..........................         63,140      2,202,323
TriMas* ..........................................         44,440        914,131
VSE ..............................................         35,135        952,510
Werner Enterprises ...............................         92,020      2,167,071
                                                                    ------------
                                                                      84,074,906
                                                                    ------------
TECHNOLOGY -- 13.3%
Compuware* .......................................        277,470      3,124,312
CSG Systems International* .......................        119,740      2,340,917
Electronics for Imaging* .........................        136,780      2,110,515
Emulex* ..........................................        238,410      2,622,510
Entegris* ........................................        352,260      3,071,707
Fortinet* ........................................         56,629      2,312,728
Insight Enterprises* .............................        147,853      2,704,231
Interactive Intelligence* ........................         70,996      2,442,972
Lattice Semiconductor* ...........................        324,777      2,156,519
LivePerson* ......................................        164,066      1,645,582
LTX-Credence* ....................................        189,928      1,697,956
Maxwell Technologies* ............................         62,970      1,140,387
Microsemi* .......................................         99,470      2,191,324
MIPS Technologies* ...............................        193,260      2,351,974
Monolithic Power Systems* ........................        155,426      2,401,332

    The accompanying notes are an integral part of the financial statements.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                        SHARES          VALUE
                                                     ------------   ------------
TECHNOLOGY -- (CONTINUED)
NetScout Systems* ................................         72,330   $  1,807,527
O2Micro International* ...........................        157,981      1,292,285
Open Text* .......................................         46,140      2,718,569
PMC-Sierra* ......................................        319,250      2,522,075
Progress Software* ...............................         64,270      1,886,967
Radiant Systems* .................................        107,646      1,846,129
RADWARE* .........................................         44,990      1,694,773
Riverbed Technology* .............................         56,970      2,352,291
Schawk ...........................................         42,454        767,144
Silicon Image* ...................................        242,075      1,946,283
Smith Micro Software* ............................        139,274      1,304,997
Sykes Enterprises* ...............................        124,519      2,316,053
Ultimate Software Group* .........................         38,410      2,052,630
Volterra Semiconductor* ..........................         88,830      2,241,181
                                                                    ------------
                                                                      61,063,870
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
UTILITIES -- 0.3%
Avista ...........................................         66,990   $  1,495,217
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $329,055,300) ........................                   423,587,772
                                                                    ------------
TOTAL INVESTMENTS -- 92.5%
   (Cost $329,055,300) ...........................                   423,587,772
                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.5% ....                    34,115,909
                                                                    ------------
NET ASSETS -- 100.0% .............................                  $457,703,681
                                                                    ============

----------
+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*    Non-income producing security.

ADR  American Depositary Receipt

Cl   Class

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's investments carried at market value (See Note 1 in Notes to Financial Statements):

                                                                      LEVEL 2        LEVEL 3
                                       TOTAL            LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT           QUOTED       OBSERVABLE   UNOBSERVABLE
                                 FEBRUARY 28, 2011       PRICE         INPUTS        INPUTS
                                 -----------------   ------------   -----------   ------------
Investments in Securities* ...      $423,587,772     $423,587,772       $--            $--
                                    ============     ============       ===            ===

----------
* Please refer to the Portfolio of Investments for industry and security type breakouts.

    The accompanying notes are an integral part of the financial statements.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

ASSETS
   Investments, at value (Cost $329,055,300) ..................   $423,587,772
   Receivables
      Investments sold ........................................     37,024,799
      Capital shares sold .....................................        752,480
      Dividends and interest ..................................         69,461
   Prepaid expenses and other assets ..........................         45,205
                                                                  ------------
         Total assets .........................................    461,479,717
                                                                  ------------
LIABILITIES
   Cash overdraft .............................................      1,027,550
   Payable for investments purchased ..........................      1,319,585
   Capital shares redeemed ....................................      1,014,508
   Investment advisory fees ...................................        317,595
   Administration and accounting fees .........................         30,588
   Other accrued expenses and liabilities .....................         66,210
                                                                  ------------
         Total liabilities ....................................      3,776,036
                                                                  ------------
   Net Assets .................................................   $457,703,681
                                                                  ============
NET ASSETS CONSIST OF
   Par value ..................................................   $     38,300
   Paid-in capital ............................................    334,934,871
   Accumulated net investment loss ............................     (1,558,337)
   Accumulated net realized gain from investments .............     29,756,375
   Net unrealized appreciation on investments .................     94,532,472
                                                                  ------------
   Net Assets .................................................   $457,703,681
                                                                  ------------
INVESTOR CLASS
   Net Assets .................................................   $211,390,949
                                                                  ------------
   Shares outstanding ($0.001 par value, 100,000,000
      shares authorized) ......................................     17,751,054
                                                                  ------------
   Net asset value, offering and redemption price per share ...   $      11.91
                                                                  ============
I SHARES
   Net Assets .................................................   $246,312,732
                                                                  ------------
   Shares outstanding ($0.001 par value, 100,000,000
      shares authorized) ......................................     20,549,062
                                                                  ------------
   Net asset value, offering and redemption price per share ...   $      11.99
                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                            STATEMENTS OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2011
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1,799) ........   $  1,000,393
   Interest ...................................................          1,697
                                                                  ------------
      Total investment income .................................      1,002,090
                                                                  ------------
EXPENSES
   Advisory fees ..............................................      1,895,240
   Distribution fees(1) .......................................        244,024
   Administration and accounting fees .........................        181,037
   Transfer agent fees ........................................         91,151
   Professional fees ..........................................         40,486
   Directors' and officers' fees ..............................         24,549
   Printing and shareholder reporting fees ....................         22,167
   Registration and filing fees ...............................         21,939
   Custodian fees .............................................         12,757
   Insurance fees .............................................          4,976
   Other expenses .............................................          1,367
                                                                  ------------
      Total expenses before waivers and recoupment ............      2,539,693
                                                                  ------------
      Less: waiver of Advisory fees ...........................         (5,695)
            Plus net expenses recouped (Note 2) ...............         26,429
                                                                  ------------
      Net expenses after waivers and recoupment ...............      2,560,427
                                                                  ------------
   Net investment loss ........................................     (1,558,337)
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   NET REALIZED GAIN/(LOSS) FROM:
      Investments .............................................     40,865,694
   NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments ...................................................     81,617,059
                                                                  ------------
   Net realized and unrealized gain from investments ..........    122,482,753
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $120,924,416
                                                                  ============

----------
(1)  Attributable to Investor Class Shares.

    The accompanying notes are an integral part of the financial statements.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX          FOR THE
                                                                         MONTHS ENDED        ONE MONTH       FOR THE YEAR
                                                                      FEBRUARY 28, 2011     PERIOD ENDED         ENDED
                                                                         (UNAUDITED)      AUGUST 31, 2010*   JULY 31, 2010
                                                                      -----------------   ----------------   -------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ............................................     $ (1,558,337)       $   (245,658)    $ (2,802,352)
   Net realized gain from investments .............................       40,865,694             395,360       31,732,848
   Net change in unrealized appreciation/(depreciation) from
      investments .................................................       81,617,059         (27,503,824)      10,207,973
                                                                        ------------        ------------     ------------
Net increase/(decrease) in net assets resulting from operations ...      120,924,416         (27,354,122)      39,138,469
                                                                        ------------        ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS:
Investor Class
   Proceeds from shares sold ......................................       21,066,059           2,458,564       58,722,592
   Shares redeemed ................................................      (26,542,406)         (2,914,696)     (41,879,703)
                                                                        ------------        ------------     ------------
      Total Investor Class ........................................       (5,476,347)           (456,132)      16,842,889
                                                                        ------------        ------------     ------------
I Shares
   Proceeds from shares sold ......................................       44,813,028           3,287,158       58,747,611
   Shares redeemed ................................................      (28,387,821)         (3,370,264)     (54,840,925)
                                                                        ------------        ------------     ------------
      Total I Shares ..............................................       16,425,207             (83,106)       3,906,686
                                                                        ------------        ------------     ------------
Redemption fees ...................................................              262                   3            1,373
                                                                        ------------        ------------     ------------
Net increase/(decrease) in net assets from capital transactions ...       10,949,122            (539,235)      20,750,948
                                                                        ------------        ------------     ------------
Total increase/(decrease) in net assets ...........................      131,873,538         (27,893,357)      59,889,417
NET ASSETS
   Beginning of period ............................................      325,830,143         353,723,500      293,834,083
                                                                        ------------        ------------     ------------
   End of period ..................................................     $457,703,681        $325,830,143     $353,723,500
                                                                        ============        ============     ============
Undistributed/accumulated net investment income (loss), end
   of period ......................................................     $ (1,558,337)       $         --     $         --
                                                                        ============        ============     ============

----------
*    The Fund changed its fiscal year end to August 31.

    The accompanying notes are an integral part of the financial statements.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                 FOR THE SIX         FOR THE
                                                                                MONTHS ENDED        ONE MONTH        FOR THE YEAR
                                                                             FEBRUARY 28, 2011     PERIOD ENDED          ENDED
                                                                                (UNAUDITED)      AUGUST 31, 2010*   JULY 31, 2010
                                                                             -----------------   ----------------   -------------
INCREASE/(DECREASE) IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Investor Class
   Shares sold ...........................................................       1,915,394            262,205         6,349,320
   Shares redeemed .......................................................      (2,416,549)          (312,042)       (4,485,456)
                                                                                ----------           --------        ----------
      Total Investor Class ...............................................        (501,155)           (49,837)        1,863,864
                                                                                ----------           --------        ----------
I Shares
   Shares sold ...........................................................       4,359,248            356,707         6,443,881
   Shares redeemed .......................................................      (2,515,808)          (369,113)       (5,996,326)
                                                                                ----------           --------        ----------
      Total I Shares .....................................................       1,843,440            (12,406)          447,555
                                                                                ----------           --------        ----------
Net increase/(decrease) in shares outstanding from share transactions ....       1,342,285            (62,243)        2,311,419
                                                                                ==========           ========        ==========

----------
*    The Fund changed its fiscal year end to August 31.

    The accompanying notes are an integral part of the financial statements.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                                       INVESTOR CLASS SHARES
                                              ----------------------------------------------------------------------
                                               SIX MONTHS
                                              PERIOD ENDED     ONE MONTH      YEAR       YEAR      YEAR       PERIOD
                                              FEBRUARY 28,   PERIOD ENDED     ENDED      ENDED     ENDED      ENDED
                                                  2011        AUGUST 31,    JULY 31,   JULY 31,   JULY 31,   JULY 31,
                                               (UNAUDITED)      2010*         2010       2009       2008     2007**
                                              ------------   ------------   --------   --------   --------   --------
Net asset value, Beginning of Period ......   $   8.79       $   9.53       $   8.45   $  10.40   $  11.49   $ 10.00
Income (Loss) from Operations:
   Net Investment Loss(1) .................      (0.05)         (0.01)         (0.09)     (0.05)     (0.08)    (0.08)(2)
   Net Realized and Unrealized Gains
      (Loss) on Investments ...............       3.17          (0.73)          1.17      (1.90)     (0.88)     1.57(2)
                                              --------       --------       --------   --------   --------   -------
Total from Operations .....................       3.12          (0.74)          1.08      (1.95)     (0.96)     1.49
                                                                            --------   --------   --------   -------
Dividends and Distributions from:
   Net Realized Gains .....................         --             --             --         --      (0.13)       --
                                              --------       --------       --------   --------   --------   -------
Total Dividends and Distributions .........         --             --             --         --      (0.13)       --
                                              --------       --------       --------   --------   --------   -------
Redemption Fees ...........................         --(3)          --(3)          --(3)      --(3)      --        --
                                              --------       --------       --------   --------   --------   -------
Net Asset Value, End of Period ............   $  11.91       $   8.79       $   9.53   $   8.45   $  10.40   $ 11.49
                                              ========       ========       ========   ========   ========   =======
TOTAL RETURN+                                    35.50%         (7.77)%        12.78%    (18.75)%    (8.47)%   14.90%
                                              ========       ========       ========   ========   ========   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....   $211,391       $160,496       $174,434   $138,929   $122,353   $53,100
Ratio of Expenses to Average Net Assets
   (including waivers and recoupment,
   excluding fees paid indirectly) ........       1.35%***       1.35%***       1.29%      1.11%      1.20%     1.38%***
Ratio of Expenses to Average Net Assets
   (including waivers, recoupment
   and fees paid indirectly) ..............       1.35%***       1.35%***       1.29%      1.09%      1.16%     1.29%***
Ratio of Expenses to Average Net Assets
   (excluding waivers, recoupment and
   fees paid indirectly) ..................       1.34%***       1.47%***       1.34%      1.41%      1.51%     2.11%***
Ratio of Net Investment Loss to Average
   Net Assets .............................      (0.87)%***     (0.97)%***     (0.93)%    (0.66)%    (0.74)%   (0.79)%***
Portfolio Turnover Rate++ .................         63%             7%            97%       126%       147%       88%

+ Total return has not been annualized for periods less than one year. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

++ Portfolio turnover rate has not been annualized for periods less than one year.

*    The Fund changed its fiscal year end to August 31.

**   Commenced operations on September 29, 2006.

***  Annualized

(1)  Per share data calculated using average shares method.

(2) This amount is inconsistent with the Fund's aggregate net income, gains and losses because of the timing of sales and redemption of Fund shares in relation to fluctuating market values for the investment portfolio.

(3)  Amount is less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                                                   I SHARES
                                                         ------------------------------------------------------------
                                                          SIX MONTHS
                                                         PERIOD ENDED     ONE MONTH      YEAR       YEAR      PERIOD
                                                         FEBRUARY 28,   PERIOD ENDED     ENDED      ENDED     ENDED
                                                             2011        AUGUST 31,    JULY 31,   JULY 31,   JULY 31,
                                                          (UNAUDITED)       2010*        2010       2009      2008**
                                                         ------------   ------------   --------   --------   --------
Net asset value, Beginning of Period .................   $   8.84       $   9.58       $   8.48   $  10.42   $ 11.53
                                                         --------       --------       --------   --------   -------
Income (Loss) from Operations:
   Net Investment Loss(1) ............................      (0.03)         (0.01)         (0.07)     (0.05)    (0.04)
   Net Realized and Unrealized Gains (Loss) on
      Investments ....................................       3.18          (0.73)          1.17      (1.89)    (1.07)
                                                         --------       --------       --------   --------   -------
Total from Operations ................................       3.15          (0.74)          1.10      (1.94)    (1.11)
                                                         --------       --------       --------   --------   -------
Redemption Fees ......................................        --(2)          --(2)          --(2)      --(2)      --
                                                         --------       --------       --------   --------   -------
Net Asset Value, End of Period .......................   $  11.99       $   8.84       $   9.58   $   8.48   $ 10.42
                                                         ========       ========       ========   ========   =======
TOTAL RETURN+ ........................................      35.63%         (7.73)%        12.97%    (18.62)%   (9.63)%
                                                         ========       ========       ========   ========   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ................   $246,313       $165,334       $179,290   $154,905   $26,616
Ratio of Expenses to Average Net Assets (including
   waivers and recoupment, excluding fees paid
   indirectly) .......................................       1.10%***       1.10%***       1.10%      1.04%     1.03%***
Ratio of Expenses to Average Net Assets (including
   waivers, recoupment and fees paid indirectly) .....       1.10%***       1.10%***       1.10%      1.03%     1.00%***
Ratio of Expenses to Average Net Assets (excluding
   waivers, recoupment and fees paid indirectly) .....       1.09%***       1.22%***       1.16%      1.36%     1.37%***
Ratio of Net Investment Loss to Average
   Net Assets ........................................      (0.62)%***     (0.72)%***     (0.74)%    (0.64)%   (0.58)%***
Portfolio Turnover Rate++ ............................         63%             7%            97%       126%      147%++++

----------
+ Total return has not been annualized for periods less than one year. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

++ Portfolio turnover rate has not been annualized for periods less than one year.

++++ Portfolio turnover rate is for the Fund for the year ended July 31, 2008.

*    The Fund changed its fiscal year end to August 31.

**   Commenced operations on December 31, 2007.

***  Annualized

(1)  Per share data calculated using average shares method.

(2)  Amount is less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Perimeter Small Cap Growth Fund.

     RBB has authorized capital of one hundred billion shares of common stock of which 79.373 billion shares are currently classified into one hundred and thirty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

     The Fund commenced operations on September 29, 2006 as a separate portfolio (the "Predecessor Fund") of The Advisors' Inner Circle Fund II. Immediately prior to the opening of business on February 8, 2010, pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved at a Meeting of Shareholders held on January 14, 2010, the Fund received substantially all of the assets and liabilities of the Predecessor Fund. The shareholders of the Predecessor Fund received Investor Class Shares and I Shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Predecessor Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization. The Predecessor Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund's financial and performance history prior to the Reorganization is carried forward and reflected in the Fund's financial statements and financial highlights.

     The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in small-cap equity securities. The assets of each fund of the Company are segregated, and a shareholder's interest is limited to the fund in which shares are held.

     The Fund is registered to offer Investor Class Shares and I Shares.

     The fiscal year end of the Predecessor Fund was July 31. Subsequent to July 31, 2010, the Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of RBB.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. As of February 28, 2011, there were no fair valued securities.

     FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels are described below:

     - Level 1 -- unadjusted quoted prices in active markets for identical assets and liabilities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2011 is included with the Fund's Portfolio of Investments.

     At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the six months ended February 28, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company's Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than seven days. The fees are reflected on the Statement of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

2. INVESTMENT ADVISER AND OTHER SERVICES

     Perimeter Capital Management, LLC (the "Adviser") serves as investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has contractually agreed to limit the total expenses of the Investor Class Shares and I Shares of the Fund (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.35% and 1.10% of the average daily net assets of the Fund's Investor Class Shares and I Shares, respectively, through December 31, 2011. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/ or reimburse certain expenses of the Fund. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and the respective share class expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of February 28, 2011, the total fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $56,926 and $5,695, expiring in 2013 and 2014, respectively.

     Effective February 8, 2010, BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets, subject to certain minimum monthly fees. Prior to February 8, 2010, SEI Investments Global Funds Services ("SEI") provided management and administrative services to the Predecessor Fund at agreed upon rates.

     Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

     Effective February 8, 2010, BNY Mellon serves as the Fund's transfer and dividend disbursing agent. For providing transfer agency services, BNY Mellon is entitled to a monthly fee, subject to certain minimums. Prior to February 8, 2010, DST Systems, Inc. served as the transfer agent and dividend disbursing agent for the Predecessor Fund.

     Effective February 8, 2010, PFPC Trust Company ("PFPC Trust"), a member of The Bank of New York Mellon Corporation, provides custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets, subject to certain minimum monthly fees. Prior to February 8, 2010, Union Bank N.A. acted as custodian for the Predecessor Fund.

     Effective February 8, 2010, BNY Mellon Distributors (the "Distributor"), an affiliate of BNY Mellon, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with RBB. Effective February 8, 2010, the Board of Directors has adopted a separate Plan of Distribution for the Investor Class Shares (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the Fund's Distributor is entitled to receive from the Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares.

     Prior to February 8, 2010, the Predecessor Fund had entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Predecessor Fund shareholders (the "Service Plan"). Under the Service Plan, the Predecessor Fund could pay service providers a shareholder servicing fee at a rate of up to 0.25% annually of the average daily net assets of the Investor Class Shares of the Predecessor Fund.

3. DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 28, 2011 was $21,611. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

     Prior to February 8, 2010, certain officers and a trustee of The Advisors' Inner Circle Fund II (the "Predecessor Trust") were also officers of SEI. Such officers were paid no fees by the Predecessor Trust for serving as officers of the Predecessor Trust. The services provided by the Chief Compliance Officer ("CCO") of the Predecessor Trust and his staff, whom were employees of SEI, were paid for by the Predecessor Trust as incurred. The services included regulatory oversight of the Predecessor Trust's Advisors and service providers as required by SEC regulations. The CCO's services had been approved by and were reviewed by the board of the Predecessor Trust.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

4. INVESTMENT IN SECURITIES

     For the six months ended February 28, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

  PURCHASES        SALES
------------   ------------
$253,477,610   $267,425,732

5. SIGNIFICANT SHAREHOLDERS

     As of the period ended February 28, 2011, the Fund had three shareholder accounts and/or omnibus accounts (comprised of a group of individual shareholders) that amounted to 60% of the total shares outstanding of the Fund.

6. FEDERAL TAX INFORMATION

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (July 31, 2007-2010 and August 31, 2010) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     As of February 28, 2011, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

                                             NET UNREALIZED
 FEDERAL TAX    UNREALIZED     UNREALIZED    APPRECIATION/
    COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
------------   ------------   ------------   --------------
$329,055,300   $100,908,163   $(6,375,691)    $94,532,472

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     As of August 31, 2010 and July 31, 2010, the components of distributable earnings on a tax basis were as follows:

                                 AUGUST 31, 2010   JULY 31, 2010
                                 ---------------   -------------
Capital Loss Carryforwards ...     $(9,010,990)     $(9,569,118)
Unrealized Appreciation ......      10,817,084       38,483,676
                                   -----------      -----------
Total ........................     $ 1,806,094      $28,914,558
                                   ===========      ===========

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains are reported as ordinary income for federal income tax purposes.

     There were no distributions paid during the period ended August 31, 2010 and the fiscal years ended July 31, 2010 and July 31, 2009. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of August 31, 2010 and July 31, 2010, the Fund had capital loss carryforwards as follows:

EXPIRES           AS OF AUGUST 31   AS OF JULY 31
-------           ---------------   -------------
August 2016 ...      $9,010,990       $       --
July 2017 .....              --        9,569,118

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

7. NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

8. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no events requiring disclosure.

                                    PERIMETER

                              SMALL CAP GROWTH FUND

                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Perimeter at (888) 968-4964 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISOR
Perimeter Capital Management LLC
Six Concourse Parkway
Suite 3300
Atlanta, GA 30328

ADMINISTRATOR
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

PRINCIPAL UNDERWRITER
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young, LLP
Two Commerce Square
2001 Market Street
Suite 4000
Philadelphia, PA 19103

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

                                                                   (ROBECO LOGO)

ROBECO INVESTMENT FUNDS
OF THE RBB FUND, INC.

SEMI-ANNUAL REPORT
FEBRUARY 28, 2011 (UNAUDITED)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
ROBECO WPG SMALL/MICRO CAP VALUE FUND
   (FORMERLY ROBECO WPG SMALL CAP VALUE FUND)
SAM SUSTAINABLE GLOBAL ACTIVE FUND

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds. Shares of Robeco Investment Funds are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

ROBECO INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Dear Shareholder:

     With the continuation of a strong earnings recovery, the U.S. equity markets have posted double-digit returns virtually across the board over the six months ended February 28, 2011. Corporate America's operating earnings for the third quarter 2010 alone grew by 37% on a year-over-year basis for S&P 500 companies and marked the seventh-consecutive quarter of earnings expansion. The majority of companies beat earnings expectations, helped by continued gains on the cost side and more prevalent revenue growth. Along the way, corporate earnings have been steadily approaching prior peaks and current consensus expectations estimate that those levels will be surpassed this year as well.

     In the meantime, Corporate America's balance sheets and income statements have been very strong. So too has been free cash flow generation. Equity free cash flow yields (or the price investors are paying for cash flows) are at exceptionally attractive levels relative to history and to the bond market. Yields have more recently begun to flatten out from historic levels, but for good reasons: business spending has been picking up and equity prices have been rising.

     Business spending has come back from the historic doldrums of the recession as well. According to an International Strategy & Investment survey of 114 companies with annual sales totaling 12% of U.S. GDP growth, CFOs are expecting to spend excess cash versus saving it for a rainy day. Capital spending for the S&P 500 companies increased over 20% in the third quarter and continued double digit growth is expected through 2011. A turn in sentiment and behavior helps grease the wheels for growth.

     We don't expect a smooth ride, however. The economy is squarely recovering, but so far, its growth has been less than would be expected after a severe recession. As we noted in our Annual Report commentary last year, global risk levels in general are elevated. Government debt loads in many countries are high and rising, which points to increases in interest rates and inflation down the road. There are also significant growth challenges facing developed economies, including the U.S.

     Our investment process helps us keep these risks in perspective and keep opportunities in view. It is data driven, objectively addressing the facts to assess a stock's risk/return profile in the context of earnings and valuation. On both counts the data have been very good. In addition, we are seeing significant gains in business momentum in numerous areas of the market, from the auto industry to retailing businesses.

     In our day-to-day work as stock pickers we are seeing evidence of a truly unique investment environment: a strong earnings recovery is in progress, corporate fundamentals have improved dramatically and valuations are very attractive across multiple measures. These conditions reward investors over time, and we plan on discussing in our portfolio commentaries in the 2011 Annual Report how we have been taking advantage of them to build your portfolio for the future.

Sincerely,


Robeco Investment Funds


                           SEMI-ANNUAL REPORT 2011 | 1

ROBECO INVESTMENT FUNDS

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2011 (UNAUDITED)

                                                          AVERAGE ANNUAL
                                                   ----------------------------
                                                                        SINCE
                              SIX-MONTH   1 YEAR   5 YEAR   10 YEAR   INCEPTION
                              ---------   ------   ------   -------   ---------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
Institutional Class             34.07%    23.12%    4.78%    10.73%      N/A
Investor Class                  33.78%    22.69%    4.50%    10.45%      N/A
Russell 2000(R) Value Index     34.31%    28.87%    2.91%     8.68%      N/A
Russell 2000(R) Index(1)        37.55%    32.59%    3.80%     7.06%      N/A

(1) This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
Institutional Class             27.70%    26.47%   16.72%    11.42%       N/A
Investor Class                  27.57%    26.15%   16.33%    11.08%       N/A
S&P 500(R) Index                27.73%    22.58%    2.87%     2.62%       N/A

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND
Institutional Class(1)            N/A       N/A      N/A       N/A      11.30%
S&P 500(R)  Index                 N/A       N/A      N/A       N/A      17.27%
Investor Class(2)                 N/A       N/A      N/A       N/A       6.92%
S&P 500(R) Index                  N/A       N/A      N/A       N/A      12.16%

(1)  Inception date September 30, 2010

(2)  Inception date November 29, 2010

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
Institutional Class(1)          26.52%    19.46%    5.76%     N/A        9.96%
Investor Class(1)               26.43%    19.16%    5.49%     N/A        9.69%
Russell 3000(R) Value Index     26.92%    22.71%    1.67%     N/A        5.93%
Russell 3000(R) Index(2)        29.34%    24.25%    3.21%     N/A        6.22%

(1)  Inception date July 1, 2002

(2) This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

ROBECO WPG SMALL/MICRO CAP VALUE FUND
Institutional Class             29.96%    31.20%    4.59%     4.91%       N/A
Russell 2000(R) Value Index     34.31%    28.87%    2.91%     8.68%       N/A

SAM SUSTAINABLE GLOBAL ACTIVE FUND
Institutional Class(1)          26.97%    23.49%     N/A       N/A      27.58%
MSCI World Index                26.07%    21.67%     N/A       N/A      25.08%
Investor Class(2)               26.93%    23.22%     N/A       N/A      27.75%
MSCI World Index                26.07%    21.67%     N/A       N/A      26.81%

(1)  Inception date June 18, 2009

(2)  Inception date July 15, 2009


                          2 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ROBECO INVESTMENT MANAGEMENT, INC. WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF EACH FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. EACH FUND'S ANNUAL OPERATING EXPENSE RATIOS BELOW ARE AS STATED IN THE CURRENT PROSPECTUSES. THESE RATES CAN FLUCTUATE AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY A FUND FOR THE PERIOD COVERED BY THIS REPORT. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.

INVESTORS SHOULD NOTE THAT THE FUNDS ARE ACTIVELY MANAGED MUTUAL FUNDS WHILE THE INDICES ARE UNMANAGED, DO NOT INCUR EXPENSE AND ARE NOT AVAILABLE FOR INVESTMENT.

SMALL COMPANY STOCKS ARE GENERALLY RISKIER THAN LARGE COMPANY STOCKS DUE TO GREATER VOLATILITY AND LESS LIQUIDITY.

VALUE INVESTING INVOLVES THE RISK THAT THE FUND'S INVESTMENT IN COMPANIES WHOSE SECURITIES ARE BELIEVED TO BE UNDERVALUED, RELATIVE TO THEIR UNDERLYING PROFITABILITY, WILL NOT APPRECIATE IN VALUE AS ANTICIPATED.

THE SAM SUSTAINABLE GLOBAL ACTIVE FUND IS NON-DIVERSIFIED. GAINS OR LOSSES IN A SINGLE SECURITY OR SECTOR MAY HAVE A GREATER IMPACT ON THIS FUND.

The following are the Funds' gross annual operating expense ratios as stated in the most recent prospectus:

                                                            INSTITUTIONAL   INVESTOR
                                                                CLASS        CLASS
                                                            -------------   --------
Robeco Boston Partners Small Cap Value Fund II ..........      1.38%        1.63%
Robeco Boston Partners Long/Short Equity Fund ...........      3.45%(1)     3.70%(1)
Robeco Boston Partners Long/Short Research Fund .........      3.36%(1)     3.61%(1)
Robeco Boston Partners All-Cap Value Fund ...............      1.10%        1.35%
Robeco WPG Small/Micro Cap Value Fund ...................      1.78%         N/A
SAM Sustainable Global Active Fund ......................      2.81%        3.06%

(1)  Includes interest and dividend expense on short sales.


                          SEMI-ANNUAL REPORT 2011 | 3

ROBECO INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2010 through February 28, 2011, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE TABLE

                                                     BEGINNING ACCOUNT     ENDING ACCOUNT    ANNUALIZED    EXPENSES
                                                           VALUE               VALUE          EXPENSE     PAID DURING
                                                     SEPTEMBER 1, 2010   FEBRUARY 28, 2011     RATIO        PERIOD*
                                                     -----------------   -----------------   ----------   ----------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
INSTITUTIONAL
Actual ...........................................       $1,000.00           $1,340.70        1.30%         $ 7.54
Hypothetical .....................................        1,000.00            1,018.27        1.30%           6.53
INVESTOR
Actual ...........................................       $1,000.00           $1,337.80        1.55%         $ 8.98
Hypothetical .....................................        1,000.00            1,017.01        1.55%           7.78
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
INSTITUTIONAL
Actual ...........................................       $1,000.00           $1,277.00        3.32%(1)      $18.74
Hypothetical .....................................        1,000.00            1,008.13        3.32%(1)       16.67
INVESTOR
Actual ...........................................       $1,000.00           $1,275.70        3.55%(1)      $20.03
Hypothetical .....................................        1,000.00            1,006.97        3.55%(1)       17.82
ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND(2)
INSTITUTIONAL
Actual(3) ........................................       $1,000.00           $1,113.00        2.70%(1)      $11.72
Hypothetical(4) ..................................        1,000.00            1,011.24        2.70%(1)       13.56
INVESTOR
Actual(5) ........................................       $1,000.00           $1,069.20        2.95%(1)      $ 7.53
Hypothetical(4) ..................................        1,000.00            1,009.98        2.95%(1)       14.81


                          4 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited) (concluded)

                                                     BEGINNING ACCOUNT     ENDING ACCOUNT    ANNUALIZED    EXPENSES
                                                           VALUE               VALUE          EXPENSE     PAID DURING
                                                     SEPTEMBER 1, 2010   FEBRUARY 28, 2011     RATIO        PERIOD*
                                                     -----------------   -----------------   ----------   ----------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
INSTITUTIONAL
Actual ...........................................       $1,000.00           $1,265.20        0.70%          $3.93
Hypothetical .....................................        1,000.00            1,021.28        0.70%           3.51
INVESTOR
Actual ...........................................       $1,000.00           $1,264.30        0.95%          $5.33
Hypothetical .....................................        1,000.00            1,020.03        0.95%           4.77
ROBECO BOSTON PARTNERS WPG SMALL/MICRO VALUE FUND
INSTITUTIONAL
Actual ...........................................       $1,000.00           $1,299.60        1.69%          $9.64
Hypothetical .....................................        1,000.00            1,016.31        1.69%           8.48
SAM SUSTAINABLE GLOBAL ACTIVE FUND
INSTITUTIONAL
Actual ...........................................       $1,000.00           $1,269.70        1.20%          $6.75
Hypothetical .....................................        1,000.00            1,018.77        1.20%           6.02
INVESTOR
Actual ...........................................       $1,000.00           $1,269.30        1.45%          $8.16
Hypothetical .....................................        1,000.00            1,017.51        1.45%           7.28

* Expenses are equal to the Fund's annualized six-month expense ratios in the table below, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

(1) These amounts include dividends paid on securities which the Funds have sold short ("short-sale dividends") and related interest expense. The annualized amount of short-sale dividends and related interest expense was 0.84% and 0.64% of average net assets for the most recent fiscal half-year for the Robeco Boston Partners Long/Short Equity Fund and the Robeco Boston Partners Long/Short Research Fund, respectively.

(2) Institutional Class commenced operations on October 2, 2010. Investor Class commenced operations on December 1, 2010.

(3) Expenses are equal to an annualized expense ratio for the period beginning September 30, 2010 to February 28, 2011 of 2.70%, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (150) then divided by 365 days.

(4) Expenses (hypothetical expenses if the Fund had been in existence from September 1, 2010) are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by 365.

(5) Expenses are equal to an annualized expense ratio for the period beginning November 29, 2010 to February 28, 2011 of 2.95%, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (90) then divided by 365 days.


                          SEMI-ANNUAL REPORT 2011 | 5

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

PORTFOLIO HOLDINGS SUMMARY TABLES

ROBECO BOSTON PARTNERS
SMALL CAP VALUE FUND II

                                            % of Net
Security Type/Sector Classification          Assets        Value
-----------------------------------         --------   ------------
COMMON STOCK
   Finance ..............................     20.2%    $ 23,909,653
   Consumer Services ....................     20.2       23,833,892
   Health Care ..........................     12.8       15,093,960
   Capital Goods ........................     10.0       11,832,202
   Technology ...........................      9.8       11,598,422
   Consumer Non-Durables ................      7.7        9,098,869
   Real Estate Investment Trusts ........      5.2        6,121,220
   Basic Industries .....................      3.2        3,820,738
   Consumer Durables ....................      2.4        2,888,759
   Energy ...............................      2.2        2,614,288
   Transportation .......................      1.9        2,216,670
   Communications .......................      1.1        1,320,741
   Utilities ............................      0.8          901,220
SECURITIES LENDING COLLATERAL ...........     14.2       16,707,049
LIABILITIES IN EXCESS OF OTHER ASSETS ...    (11.7)     (13,769,526)
                                             -----     ------------
NET ASSETS ..............................    100.0%    $118,188,157
                                             =====     ============

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS
LONG/SHORT RESEARCH FUND

                                            % of Net
Security Type/Sector Classification          Assets       Value
-----------------------------------         --------   -----------
COMMON STOCK
   Consumer Services ....................     19.5%    $ 3,535,456
   Technology ...........................     18.5       3,362,395
   Finance ..............................     17.8       3,229,711
   Capital Goods ........................     11.9       2,168,692
   Health Care ..........................      8.1       1,466,013
   Consumer Non-Durables ................      4.8         867,600
   Energy ...............................      4.8         866,910
   Basic Industries .....................      4.5         820,279
   Communications .......................      3.9         708,960
   Consumer Durables ....................      2.3         421,960
   Utilities ............................      0.7         139,158
WARRANTS ................................      1.0         175,138
SECURITIES SOLD SHORT ...................    (41.1)     (7,456,295)
OTHER ASSETS IN EXCESS OF LIABILITIES ...     43.3       7,854,803
                                             -----     -----------
NET ASSETS ..............................    100.0%    $18,160,780
                                             =====     ===========

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS
LONG/SHORT EQUITY FUND

                                            % of Net
Security Type/Sector Classification           Assets       Value
-----------------------------------         --------   -------------
COMMON STOCK
   Finance ..............................     22.4%    $  99,579,522
   Technology ...........................     16.6        73,984,610
   Consumer Services ....................     13.3        58,932,418
   Health Care ..........................      9.2        40,700,725
   Capital Goods ........................      7.1        31,428,122
   Consumer Non-Durables ................      6.5        28,757,914
   Basic Industries .....................      5.2        23,142,098
   Energy ...............................      3.3        14,675,815
   Consumer Durables ....................      3.2        14,144,693
   Communications .......................      3.0        13,317,011
   Transportation .......................      1.3         5,997,980
   Real Estate Investment Trusts ........      0.2         1,084,293
PREFERRED STOCK .........................      0.3         1,055,116
SECURITIES LENDING COLLATERAL ...........      1.6         7,155,540
SECURITIES SOLD SHORT ...................    (46.0)     (204,223,392)
OPTIONS WRITTEN .........................      0.0          (161,510)
OTHER ASSETS IN EXCESS OF LIABILITIES ...     52.8       234,823,424
                                             -----     -------------
NET ASSETS ..............................    100.0%    $ 444,394,379
                                             =====     =============

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS
ALL-CAP VALUE FUND

                                            % of Net
Security Type/Sector Classification          Assets        Value
-----------------------------------         --------   ------------
COMMON STOCK
   Finance ..............................     27.3%    $ 76,876,348
   Technology ...........................     17.9       50,404,531
   Consumer Services ....................     16.2       45,584,885
   Health Care ..........................     13.6       38,189,692
   Energy ...............................      9.4       26,524,306
   Consumer Non-Durables ................      5.2       14,802,374
   Capital Goods ........................      4.5       12,616,666
   Communications .......................      2.4        6,849,250
   Consumer Durables ....................      0.8        2,226,198
   Real Estate Investment Trusts ........      0.4        1,125,547
   Utilities ............................      0.3          903,949
   Basic Industries .....................      0.3          869,829
PREFERRED STOCK .........................      0.1          287,759
CORPORATE BONDS .........................      0.1           95,130
SECURITIES LENDING COLLATERAL ...........      2.1        5,985,471
WRITTEN OPTIONS .........................     (0.3)        (899,469)
LIABILITIES IN EXCESS OF OTHER ASSETS ...     (0.3)        (718,010)
                                             -----     ------------
NET ASSETS ..............................    100.0%    $281,724,456
                                             =====     ============

Portfolio holdings are subject to change at any time.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          6 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

PORTFOLIO HOLDINGS SUMMARY TABLES

ROBECO WPG SMALL/MICRO CAP VALUE FUND

                                            % of Net
Security Type/Sector Classification          Assets       Value
-----------------------------------         --------   -----------
COMMON STOCK
   Finance ..............................     22.3%    $ 9,130,833
   Consumer Services ....................     15.4       6,296,729
   Health Care ..........................      9.9       4,065,687
   Capital Goods ........................      8.9       3,646,698
   Real Estate Investment Trusts ........      7.7       3,139,551
   Transportation .......................      7.2       2,960,794
   Technology ...........................      6.4       2,629,614
   Consumer Non-Durables ................      6.2       2,557,656
   Utilities ............................      5.0       2,030,376
   Energy ...............................      2.1         839,664
   Communications .......................      2.0         804,534
   Consumer Durables ....................      1.4         572,427
   Basic Industries .....................      0.7         297,208
PREFFERED STOCK .........................      0.2          77,248
SECURITIES LENDING COLLATERAL ...........      9.6       3,942,776
LIABILITIES IN EXCESS OF OTHER ASSETS ...     (5.0)     (2,052,471)
                                             -----     -----------
NET ASSETS ..............................    100.0%    $40,939,324
                                             =====     ===========

Portfolio holdings are subject to change at any time.

SAM SUSTAINABLE GLOBAL ACTIVE FUND

                                            % of Net
Security Type/Sector Classification          Assets       Value
-----------------------------------         --------   -----------
COMMON STOCK
   Financial ............................     17.9%    $ 3,831,264
   Energy ...............................     11.5       2,472,829
   Health Care ..........................     11.2       2,392,841
   Industrials ..........................     10.7       2,297,009
   Consumer Staples .....................     10.6       2,282,154
   Information Technology ...............      9.7       2,083,069
   Materials ............................      8.8       1,881,162
   Consumer Discretionary ...............      6.8       1,453,055
   Telecommunciation Services ...........      5.4       1,165,578
   Utilities ............................      4.0         860,183
SECURITIES LENDING COLLATERAL ...........      4.5         959,056
LIABILITIES IN EXCESS OF OTHER ASSETS ...     (1.1)       (238,032)
                                             -----     -----------
NET ASSETS ..............................    100.0%    $21,440,168
                                             =====     ===========

Portfolio holdings are subject to change at any time.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 7

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
COMMON STOCK--97.5%
BASIC INDUSTRIES--3.2%
   Graham Packaging Co., Inc. * ..................         93,610   $  1,590,433
   Haynes International, Inc. ....................         11,905        617,154
   Schweitzer-Mauduit International,
      Inc. .......................................         13,800        756,653
   Sensient Technologies Corp. ...................         14,645        488,849
   Spartech Corp. * ..............................         43,355        367,649
                                                                    ------------
                                                                       3,820,738
                                                                    ------------
CAPITAL GOODS--10.0%
   Actuant Corp., Class A ........................         27,045        765,373
   Beacon Roofing Supply, Inc. * .................         68,405      1,450,869
   Brady Corp., Class A ..........................         24,343        870,018
   Drew Industries, Inc. (a) .....................         21,110        488,273
   Globe Specialty Metals, Inc. ..................         39,380        917,159
   Granite Construction, Inc. (a) ................         20,130        573,704
   Griffon Corp. * ...............................         77,025        928,922
   Hillenbrand, Inc. .............................         29,215        635,426
   Insituform Technologies, Inc.,
      Class A * ..................................         51,075      1,319,778
   LSI Industries, Inc. ..........................         20,375        157,703
   Mueller Industries, Inc. ......................         10,625        361,038
   Mueller Water Products, Inc.,
      Class A ....................................         92,830        376,890
   Olin Corp. ....................................         16,605        309,019
   Rofin-Sinar Technologies, Inc. * ..............          6,260        242,763
   Tutor Perini Corp. ............................         35,665        849,540
   UniTek Global Services, Inc. * ................         45,670        446,653
   WESCO International, Inc. * (a) ...............         19,565      1,139,074
                                                                    ------------
                                                                      11,832,202
                                                                    ------------
COMMUNICATIONS--1.1%
   EarthLink, Inc. ...............................         48,595        399,937
   Monster Worldwide, Inc. * (a) .................         34,365        589,360
   Neutral Tandem, Inc. * ........................         19,270        331,444
                                                                    ------------
                                                                       1,320,741
                                                                    ------------
CONSUMER DURABLES--2.4%
   Tempur-Pedic International,
      Inc. * (a) .................................         23,715      1,113,182
   Thor Industries, Inc. .........................         24,430        812,053
   Tower International, Inc. * (a) ...............         55,695        963,524
                                                                    ------------
                                                                       2,888,759
                                                                    ------------
CONSUMER NON-DURABLES--7.7%
   Alliance One International, Inc. * ............         82,365        298,985
   Brown Shoe Co., Inc. ..........................         37,862        586,861
   Callaway Golf Co. (a) .........................         81,075        627,521
   Dole Food Co., Inc. * (a) .....................         90,760      1,338,710
   Fresh Del Monte Produce, Inc. .................         23,690        677,060
   Matthews International Corp.,
      Class A ....................................         10,115        375,772
   Nu Skin Enterprises, Inc.,
      Class A (a) ................................         25,620        817,790
   RC2 Corp. * ...................................         44,175        959,039
   Sanderson Farms, Inc. (a) .....................         19,700        814,595
   Skechers U.S.A., Inc., Class A * (a) ..........         28,545        593,165
   Steven Madden Ltd. * ..........................         15,617        673,717

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
CONSUMER NON-DURABLES--(CONTINUED)
   Take-Two Interactive Software,
      Inc. * (a) .................................         47,085   $    756,656
   Universal Corp. (a) ...........................         13,845        578,998
                                                                    ------------
                                                                       9,098,869
                                                                    ------------
CONSUMER SERVICES--20.2%
   ABM Industries, Inc. ..........................         20,515        546,314
   Asbury Automative Group, Inc. * ...............         50,540        932,463
   Ascena Retail Group, Inc. * ...................         43,530      1,359,877
   Asset Acceptance Capital
      Corp. * (a) ................................         26,055        153,203
   Brink's Co., (The) ............................         38,010      1,173,369
   CBIZ, Inc. * ..................................         50,990        361,009
   Charming Shoppes, Inc. * (a) ..................        135,505        443,101
   Children's Place Retail Stores,
      Inc., (The) * (a) ..........................         12,255        560,054
   Ennis, Inc. ...................................         20,330        330,363
   Finish Line, Inc., (The), Class A (a) .........         72,185      1,260,350
   FTI Consulting, Inc. * ........................         21,720        716,543
   G&K Services, Inc., Class A ...................         17,162        556,392
   Geo Group, Inc., (The) * ......................         19,800        503,514
   Group 1 Automotive, Inc. (a) ..................         17,070        721,208
   Heidrick & Struggles
      International, Inc. ........................         36,965      1,006,557
   International Speedway Corp.,
      Class A ....................................         38,123      1,056,770
   KAR Auction Services, Inc. * ..................         51,420        721,937
   Knoll, Inc. ...................................         56,773      1,173,498
   Knot, Inc., (The) * ...........................         40,605        407,268
   Korn/Ferry International * ....................         17,540        400,964
   Live Nation Entertainment, Inc. * .............         68,400        727,092
   MAXIMUS, Inc. .................................         14,895      1,102,230
   Men's Wearhouse, Inc., (The) ..................         24,155        644,939
   Navigant Consulting, Inc. * ...................         58,215        546,639
   Regis Corp. ...................................         37,770        662,108
   Rent-A-Center, Inc. (a) .......................         29,550        976,923
   Service Corp. International ...................         57,665        628,549
   SFN Group, Inc. * .............................        104,810      1,449,522
   Steiner Leisure Ltd. * ........................          7,520        354,643
   Steinway Musical Instruments * ................         18,070        388,144
   Viad Corp. ....................................         13,925        319,161
   World Fuel Services Corp. .....................         39,797      1,649,188
                                                                    ------------
                                                                      23,833,892
                                                                    ------------
ENERGY--2.2%
   Bristow Group, Inc. * .........................         15,600        747,552
   Helix Energy Solutions Group, Inc. * ..........         31,395        483,483
   Rosetta Resources, Inc. * .....................         30,495      1,383,253
                                                                    ------------
                                                                       2,614,288
                                                                    ------------
FINANCE--20.2%
   Ameris Bancorp * ..............................         22,453        226,551
   AMERISAFE, Inc. * .............................         17,575        350,797
   Apollo Investment Corp. .......................         35,245        435,981
   Centerstate Banks, Inc. .......................         52,040        377,290
   Citizens Republic Bancorp, Inc. * .............        440,240        370,198
   CNA Surety Corp. * ............................         13,635        344,693

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          8 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
FINANCE--(CONTINUED)
   Columbia Banking System, Inc. .................         26,900   $    533,696
   Cowen Group, Inc., Class A * ..................         26,110        111,751
   Cypress Sharpridge Investments,
      Inc ........................................         80,260      1,000,040
   FBR Capital Markets Corp. * ...................        116,265        432,506
   Fifth Street Finance Corp. (a) ................         87,945      1,211,003
   First American Financial Corp. ................         44,040        694,070
   First Citizens Bancshares, Inc.,
      Class A ....................................          3,185        643,370
   Flagstone Reinsurance Holdings S.A. ...........         22,570        257,298
   Gladstone Capital Corp. .......................         14,910        169,825
   Global Indemnity PLC * ........................         13,553        302,232
   Heritage Financial Corp. * ....................         23,135        346,100
   Horace Mann Educators Corp. ...................         24,320        412,224
   Infinity Property & Casualty Corp. ............         10,630        645,347
   JMP Group, Inc. ...............................         63,985        546,432
   Knight Capital Group, Inc.,
      Class A * ..................................         91,020      1,275,190
   Maiden Holdings Ltd. ..........................        124,740        996,673
   MGIC Investment Corp. * (a) ...................        123,140      1,057,773
   Nara Bancorp, Inc. * ..........................         87,355        915,480
   Navigators Group, Inc., (The) * ...............          8,475        444,599
   Nelnet, Inc., Class A .........................         47,131      1,052,435
   Ocwen Financial Corp. * .......................        117,670      1,244,949
   Park Sterling Corp. * .........................         41,650        207,834
   PHH Corp. * (a) ...............................         69,875      1,724,515
   Platinum Underwriters Holdings Ltd. ...........         23,010        959,517
   ProAssurance Corp. * ..........................          4,005        253,637
   Safety Insurance Group, Inc. ..................          9,610        462,433
   State Auto Financial Corp. ....................         31,155        538,358
   Stewart Information Services
      Corp .......................................         41,925        467,464
   Student Loan Corp., (The) .....................         18,405         46,013
   SVB Financial Group * .........................         10,275        556,700
   Symetra Financial Corp. .......................         73,825      1,055,698
   TradeStation Group, Inc. * ....................         53,820        362,209
   United Rentals, Inc. * (a) ....................         12,665        392,362
   Washington Federal, Inc. ......................         27,260        484,410
                                                                    ------------
                                                                      23,909,653
                                                                    ------------
HEALTH CARE--12.8%
   Addus HomeCare Corp. * ........................         48,641        218,398
   AmSurg Corp. * ................................         20,110        475,199
   Centene Corp. * ...............................         17,170        523,170
   CONMED Corp. * ................................         23,940        633,931
   Haemonetics Corp. * ...........................         16,295      1,004,587
   Hanger Orthopedic Group, Inc. * ...............         28,950        778,755
   ICON PLC, Sponsored ADR * .....................         49,685        988,235
   Kindred Healthcare, Inc. * ....................         66,610      1,659,921
   LHC Group, Inc. * .............................         16,425        490,451
   LifePoint Hospitals, Inc. * ...................         14,345        559,168
   Owens & Minor, Inc. ...........................         25,317        789,890
   PAREXEL International Corp. * .................         28,325        664,788
   PharMerica Corp. * ............................         18,790        220,783
   PSS World Medical, Inc. * (a) .................         23,665        615,763
   RehabCare Group, Inc. * .......................         37,630      1,397,955

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
HEALTH CARE--(CONTINUED)
   Select Medical Holdings Corp. * ...............         85,035   $    663,273
   Skilled Healthcare Group, Inc.,
      Class A * ..................................         48,730        668,088
   Symmetry Medical, Inc. * ......................        113,625      1,027,170
   U.S. Physical Therapy, Inc. * .................         86,719      1,714,435
                                                                    ------------
                                                                      15,093,960
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--5.2%
   Anworth Mortgage Asset Corp. ..................        191,497      1,367,289
   Capstead Mortgage Corp. .......................         29,635        389,404
   Chatham Lodging Trust .........................         49,210        859,699
   Colony Financial, Inc. (a) ....................         21,250        451,563
   Gladstone Commercial Corp. ....................         17,185        315,517
   Hatteras Financial Corp. ......................         11,100        328,338
   MFA Financial, Inc. (a) .......................         87,825        743,878
   Monmouth Real Estate Investment
      Corp., Class A .............................         67,190        554,989
   Redwood Trust, Inc. (a) .......................         44,110        722,522
   Two Harbors Investment Corp. ..................         35,115        388,021
                                                                    ------------
                                                                       6,121,220
                                                                    ------------
TECHNOLOGY--9.8%
   Bel Fuse, Inc., Class B .......................         15,215        333,209
   Belden, Inc. ..................................         38,415      1,407,141
   Brooks Automation, Inc. * .....................         42,940        538,897
   CIBER, Inc. * .................................         83,335        389,174
   Coherent, Inc. * ..............................          6,940        428,545
   Dolan Co., (The) * ............................         23,960        299,500
   Electronics for Imaging, Inc. * ...............         26,980        416,301
   EnerSys * .....................................         39,715      1,409,883
   Generac Holdings, Inc. * ......................         22,590        414,075
   Heartland Payment Systems, Inc. ...............         56,450      1,105,291
   Imation Corp. * ...............................         29,160        334,757
   Insight Enterprises, Inc. * ...................         18,615        340,468
   Integrated Device Technology,
      Inc. * .....................................         75,355        584,001
   Ness Technologies, Inc. * .....................         34,970        207,372
   NETGEAR, Inc. * ...............................         27,520        902,656
   Sykes Enterprises, Inc. * .....................         57,800      1,075,080
   SYNNEX Corp. * ................................         18,310        645,977
   Teradyne, Inc. * (a) ..........................         26,345        490,807
   Verigy Ltd. * (a) .............................         21,225        275,288
                                                                    ------------
                                                                      11,598,422
                                                                    ------------
TRANSPORTATION--1.9%
   Arkansas Best Corp. ...........................         18,030        427,672
   Diana Shipping, Inc. * ........................         37,565        468,060
   Landstar System, Inc. .........................         13,865        616,577
   UTI Worldwide, Inc. ...........................         35,395        704,361
                                                                    ------------
                                                                       2,216,670
                                                                    ------------
UTILITIES--0.8%
   PNM Resources, Inc. ...........................         67,710        901,220
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $91,200,297) ......................                   115,250,634
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                           SEMI-ANNUAL REPORT 2011 | 9

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
SECURITIES LENDING COLLATERAL--14.2%
   Institutional Money Market Trust ..............     15,606,786   $ 15,606,786
   KBC Bank NV, 0.15%,
      03/01/11,TD ................................      1,100,263      1,100,263
                                                                    ------------
      TOTAL SECURITIES LENDING
         COLLATERAL
         (Cost $16,707,049) ......................                    16,707,049
                                                                    ------------
TOTAL INVESTMENTS--111.7%
   (Cost $107,907,346) ...........................                   131,957,683
                                                                    ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(11.7)% .........................                   (13,769,526)
                                                                    ------------
NET ASSETS--100.0% ...............................                  $118,188,157
                                                                    ============

ADR -- American Depositary Receipt
PLC -- Public Limited Company
TD  -- Time Deposits
*   -- Non-income producing.
(a) -- All or a portion of the security is on loan. (See Note 6 of the Notes to Financial Statements)

A summary of the inputs used to value the Fund's investments as of February 28, 2011 is as follows (see Note 1 in the Notes to Financial Statements):

                                                                LEVEL 2        LEVEL 3
                                    TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 VALUE AS OF      QUOTED       OBSERVABLE   UNOBSERVABLE
                                  02/28/11         PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Common Stock *                  $115,250,634   $115,250,634    $       --        $--
Securities Lending Collateral     16,707,049     15,606,786     1,100,263
                                ------------   ------------    ----------        ---
   Total Assets                 $131,957,683   $130,857,420    $1,100,263        $--
                                ============   ============    ==========        ===

* see Portfolio of Investments detail for industry and security type breakout.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          10 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
LONG POSITIONS--93.2%
COMMON STOCK--91.3%
BASIC INDUSTRIES--5.2%
   AbitibiBowater, Inc. * (a) ....................         74,880   $  2,095,891
   AEP Industries, Inc. * + ......................         84,069      2,360,658
   Cytec Industries, Inc. + ......................         50,470      2,868,210
   Haynes International, Inc. + ..................         48,729      2,526,111
   PH Glatfelter Co. + ...........................        300,970      3,704,941
   POSCO, ADR + ..................................         28,210      2,907,887
   Smurfit-Stone Container Corp. *+ ..............         96,070      3,692,931
   Spartech Corp. * ..............................        352,060      2,985,469
                                                                    ------------
                                                                      23,142,098
                                                                    ------------
CAPITAL GOODS--7.1%
   Chase Corp. + .................................        122,802      1,994,304
   Ducommun, Inc. + ..............................        170,125      3,805,696
   Dynamics Research Corp. * + ...................         88,835      1,364,506
   General Cable Corp. * + .......................         66,455      2,885,476
   Global Power Equipment Group, Inc. * + ........        145,959      3,279,699
   Griffon Corp. * + .............................        157,011      1,893,553
   Hardinge, Inc .................................         98,040      1,308,834
   Innovative Solutions and Support, Inc. * ......        254,447      1,511,415
   Michael Baker Corp. * + .......................         87,190      2,743,869
   Miller Industries, Inc ........................         44,523        739,972
   Mohawk Industries, Inc. * + ...................         38,860      2,258,155
   NCI Building Systems, Inc. * + ................        220,460      3,115,100
   WaterFurnace Renewable Energy, Inc. ...........         69,755      1,950,742
   Zagg, Inc. * (a) ..............................        285,360      2,576,801
                                                                    ------------
                                                                      31,428,122
                                                                    ------------
COMMUNICATIONS--3.0%
   DISH Network Corp., Class A * + ...............        155,840      3,623,280
   InfoSpace, Inc. * + ...........................        603,445      4,863,767
   SureWest Communications * + ...................        370,965      4,829,964
                                                                    ------------
                                                                      13,317,011
                                                                    ------------
CONSUMER DURABLES--3.2%
   China XD Plastics Co., Ltd. * (a) .............        172,490      1,228,129
   D.R. Horton, Inc. (a) + .......................        157,780      1,868,115
   Hooker Furniture Corp. + ......................         91,327      1,243,874
   Libbey, Inc. * (a) + ..........................        186,675      3,208,943
   Pulte Homes, Inc. * (a) + .....................        212,300      1,464,870
   Toll Brothers, Inc. * + .......................         89,660      1,906,172
   Visteon Corp. * ...............................         43,605      3,224,590
                                                                    ------------
                                                                      14,144,693
                                                                    ------------
CONSUMER NON-DURABLES--6.5%
   Anheuser-Busch
     InBev NV - Sponsored ADR + ..................        116,845      6,546,825
   Brunswick Corp. (a) + .........................        125,630      2,893,259
   Coca-Cola Femsa
     S.A. de C.V. - Sponsored ADR + ..............         35,165      2,569,155
   Hanesbrands, Inc. * ...........................         89,550      2,320,241
   Kenneth Cole Products, Inc., Class A * ........        178,124      2,315,612
   Kid Brands, Inc. * ............................        142,747      1,336,112
   Lorillard, Inc. + .............................         41,885      3,215,511

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
CONSUMER NON-DURABLES--(CONTINUED)
   Matthews International Corp., Class A + .......         63,640   $  2,364,226
   Perry Ellis International, Inc. * + ...........         56,290      1,634,662
   Rocky Brands, Inc. * ..........................         60,657        884,986
   VF Corp. (a) + ................................         27,985      2,677,325
                                                                    ------------
                                                                      28,757,914
                                                                    ------------
CONSUMER SERVICES--13.3%
   AFC Enterprises, Inc. * + .....................        136,771      2,022,843
   Asbury Automative Group, Inc. * + .............        163,790      3,021,926
   Barrett Business Services, Inc. + .............        127,695      1,863,070
   Benihana, Inc., Class A * + ...................        256,275      2,357,730
   Century Casinos, Inc. * .......................        768,896      1,999,130
   Charming Shoppes, Inc. * ......................        582,330      1,904,219
   Christopher & Banks Corp. + ...................        437,490      2,673,064
   CRA International, Inc. * + ...................         60,595      1,571,834
   CVS Caremark Corp .............................         77,115      2,549,422
   Destination Maternity Corp. + .................         59,329      2,675,738
   Ennis, Inc. + .................................        188,320      3,060,200
   G.Willi-Food International Ltd. * .............         64,630        484,725
   Hackett Group, Inc. (The) * ...................        475,144      1,715,270
   Heidrick & Struggles International, Inc. + ....        140,175      3,816,965
   Hudson Highland Group, Inc. * + ...............        578,788      3,883,667
   MarineMax, Inc. * + ...........................        237,076      2,140,796
   Multi-Color Corp. + ...........................        107,619      1,996,332
   Navigant Consulting, Inc. * ...................        222,925      2,093,266
   Saga Communications, Inc., Class A * + ........         73,467      2,130,543
   Schawk, Inc. + ................................         62,257      1,124,984
   Steiner Leisure Ltd. * + ......................         38,595      1,820,140
   Towers Watson & Co., Class A + ................         51,105      3,004,974
   Tuesday Morning Corp. * .......................        855,238      3,993,961
   Viad Corp. + ..................................         78,415      1,797,272
   Walgreen Co. + ................................         74,535      3,230,347
                                                                    ------------
                                                                      58,932,418
                                                                    ------------
ENERGY--3.3%
   Canadian Natural Resources Ltd. (a) + .........         59,165      2,975,999
   Cenovus Energy Inc. + .........................         79,125      3,078,754
   Ensco PLC, Sponsored ADR (a) + ................         38,485      2,159,008
   EOG Resources, Inc. + .........................         30,955      3,476,556
   Mitcham Industries, Inc. * ....................        129,445      1,434,251
   PHI, Inc. * ...................................         72,151      1,551,247
                                                                    ------------
                                                                      14,675,815
                                                                    ------------
FINANCE--22.4%
   ACE Ltd. + ....................................         42,920      2,714,690
   Advance America Cash Advance Centers, Inc. ....        212,945      1,145,644
   Alterra Capital Holdings Ltd. + ...............         59,245      1,281,469
   Aon Corp. + ...................................         49,320      2,596,205
   Banco Santander SA-Sponsored ADR + ............        148,042      1,820,917
   Bank of America Corp. + .......................        283,405      4,049,857
   Bank of Commerce Holdings .....................        204,419        827,897
   BankFinancial Corp. + .........................         87,510        765,712
   Beacon Federal Bancorp, Inc. ..................         44,125        622,161
   Brown & Brown, Inc. + .........................         97,080      2,537,671

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                         SEMI-ANNUAL REPORT 2011 | 11

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
FINANCE--(CONTINUED)
   Calamos Asset Management, Inc., Class A + .....        248,795   $  4,125,021
   Capital One Financial Corp. + .................         59,615      2,967,039
   CapitalSource, Inc. + .........................        397,640      3,014,111
   Capitol Federal Financial, Inc. + .............        239,050      3,021,592
   Century Bancorp, Inc., Class A + ..............         34,978        945,805
   Citigroup, Inc.* ..............................        816,275      3,820,167
   Citizens Republic Bancorp, Inc. * .............      1,734,240      1,458,322
   Cowen Group, Inc., Class A * ..................        256,505      1,097,841
   ESSA Bancorp, Inc .............................         56,950        740,350
   FBR Capital Markets Corp. * ...................        396,490      1,474,943
   Fidelity National Financial, Inc.,
      Class A (a) + ..............................        108,715      1,505,703
   First American Financial Corp. + ..............         63,145        995,165
   First California Financial Group, Inc. * ......        352,275      1,306,940
   First Place Financial Corp. * .................        117,925        383,256
   First Southern Bancorp, Inc., Class B
      144A * +++ ................................          64,350        964,606
   Flushing Financial Corp. + ....................        145,356      2,081,498
   Fox Chase Bancorp, Inc ........................         81,820      1,050,569
   Goldman Sachs Group, Inc., (The) ..............         16,743      2,742,169
   HF Financial Corp. ............................         77,114        848,254
   Hopfed Bancorp, Inc. ..........................         50,835        470,732
   Hudson City Bancorp, Inc. .....................        128,620      1,479,130
   Investors Title Co. + .........................          6,765        214,924
   JPMorgan Chase & Co. + ........................        146,481      6,839,198
   Kaiser Federal Financial Group, Inc. + ........         88,448      1,193,164
   KKR Financial Holdings LLC (a) + ..............        188,330      1,877,650
   Loews Corp. + .................................         77,070      3,333,278
   Maiden Holdings Ltd. + ........................        467,927      3,738,737
   Morgan Stanley + ..............................         77,853      2,310,677
   NBH Holdings Corp., Class A 144A * ++ .........         79,735      1,375,429
   New Hampshire Thrift Bancshares, Inc. .........         29,529        394,507
   Nicholas Financial, Inc. * ....................        149,247      1,855,140
   OceanFirst Financial Corp. ....................         54,265        752,113
   OmniAmerican Bancorp, Inc. * ..................         58,505        916,773
   Oriental Financial Group, Inc. + ..............        198,695      2,378,379
   Oritani Financial Corp. .......................        131,920      1,697,810
   Penn Millers Holding Corp. * (a) ..............         34,130        484,305
   SLM Corp. * + .................................        173,065      2,564,823
   Stewart Information Services Corp. ............        116,450      1,298,418
   Sun Bancorp, Inc. * ...........................        184,905        809,884
   Teche Holding Co. .............................         10,222        373,819
   TFS Financial Corp. ...........................        127,910      1,327,706
   TradeStation Group, Inc. * + ..................        193,190      1,300,169
   United Bancshares, Inc. .......................         46,740        434,682
   Univest Corp. of Pennsylvania .................         37,820        682,273
   Validus Holdings Ltd. + .......................         88,757      2,747,029
   West Coast Bancorp * ..........................        423,435      1,426,976
   White Mountains Insurance Group Ltd. + ........          6,310      2,396,223
                                                                    ------------
                                                                      99,579,522
                                                                    ------------

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
HEALTH CARE--9.2%
   Affymetrix, Inc. * ............................        561,435   $  2,756,646
   Allied Healthcare International Inc. * ........        721,115      1,766,732
   Alpha PRO Tech Ltd. * .........................        446,605        652,043
   AmSurg Corp. * + ..............................         83,840      1,981,139
   Anika Therapeutics, Inc. * ....................        231,960      2,099,238
   BioClinica, Inc. * ............................        301,156      1,439,526
   Biolase Technology, Inc. * (a) ................        875,370      2,713,647
   Cross Country Healthcare, Inc. * ..............        284,222      2,364,727
   Hooper Holmes, Inc. * .........................        792,223        625,856
   ICON PLC, Sponsored ADR * + ...................        146,420      2,912,294
   Immucor, Inc. * + .............................        102,650      1,998,596
   IMRIS, Inc. * .................................        167,740      1,246,243
   Kendle International, Inc. * + ................        124,092      1,476,695
   Lincare Holdings, Inc. (a) + ..................         97,234      2,852,846
   NovaMed, Inc. * + .............................        157,118      2,064,531
   Pfizer, Inc. + ................................        199,660      3,841,458
   Rotech Healthcare, Inc. * .....................        188,283        638,279
   Synergetics USA, Inc. * .......................        428,691      2,164,890
   Teva Pharmaceutical Industries Ltd.,
      Sponsored ADR ..............................         84,885      4,252,739
   Theragenics Corp. * ...........................        487,200        852,600
                                                                    ------------
                                                                      40,700,725
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--0.2%
   Reis, Inc.* ...................................        145,153      1,084,293
                                                                    ------------
TECHNOLOGY--16.6%
   ADPT Corp. * ..................................        781,795      2,329,749
   Amdocs Ltd. * + ...............................        107,180      3,198,251
   Avnet, Inc. * + ...............................         74,500      2,548,645
   CA, Inc. + ....................................        183,435      4,545,519
   Cisco Systems, Inc. * (a) .....................        178,640      3,315,558
   Coleman Cable, Inc. * .........................        627,793      4,639,390
   Compuware Corp. * + ...........................        252,175      2,839,490
   Concurrent Computer Corp. * ...................        329,422      2,019,357
   CoreLogic, Inc. + .............................        187,450      3,495,942
   CSG Systems International, Inc. * + ...........        163,630      3,198,966
   DragonWave, Inc. * ............................         55,475        432,705
   GSI Group, Inc. * + ...........................        144,395      1,862,696
   Hewlett-Packard Co. + .........................         84,913      3,704,754
   Hurco Cos., Inc. * + ..........................         96,505      2,898,045
   Microsoft Corp. + .............................        312,210      8,298,542
   MRV Communications, Inc. * ....................      1,427,815      2,498,676
   Oracle Corp. + ................................        103,049      3,390,312
   PAR Technology Corp. * ........................        172,193        922,954
   Pulse Electronics Corp ........................        362,818      2,191,421
   Rimage Corp. * + ..............................         94,574      1,419,556
   SL Industries, Inc. * + .......................         42,370        810,538
   Sykes Enterprises, Inc. * + ...................        162,390      3,020,454
   Telular Corp. + ...............................        325,121      2,259,591
   Tier Technologies, Inc., Class B * + ..........        226,035      1,417,239
   Tyco Electronics Ltd. + .......................         91,130      3,284,325
   Xerox Corp. ...................................        320,180      3,441,935
                                                                    ------------
                                                                      73,984,610
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          12 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
TRANSPORTATION--1.3%
   Baltic Trading Ltd. ...........................        147,075   $  1,392,800
   DHT Holdings, Inc .............................        492,385      2,289,590
   Republic Airways Holdings, Inc.* ..............        365,235      2,315,590
                                                                    ------------
                                                                       5,997,980
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $355,634,965) .....................                   405,745,201
                                                                    ------------
PREFERRED STOCK--0.3%
FINANCE--0.3%
   First Southern Bancorp, Inc.,
      5.000% 144A ++ .............................            110      1,055,116
                                                                    ------------
      TOTAL PREFERRED STOCK
         (Cost $110,000) .........................                     1,055,116
                                                                    ------------
SECURITIES LENDING COLLATERAL--1.6%
   Institutional Money Market Trust ..............      6,684,303      6,684,303
   KBC Bank NV, 0.15%, 03/01/11,TD ...............        471,237        471,237
                                                                    ------------
      TOTAL SECURITIES LENDING COLLATERAL
         (Cost $7,155,540) .......................                     7,155,540
                                                                    ------------
TOTAL LONG POSITIONS--93.2%
   (Cost $362,900,505) ...........................                   413,955,857
                                                                    ------------
SECURITIES SOLD SHORT--(46.0%)
COMMON STOCK--(46.0%)
BASIC INDUSTRIES--(3.7%)
   Arch Coal, Inc ................................        (65,440)    (2,194,203)
   Avalon Rare Metals, Inc. * ....................       (127,460)      (948,302)
   Cliffs Natural Resources, Inc. ................        (26,820)    (2,603,417)
   Ethanex Energy, Inc. * ........................           (648)           (44)
   Intrepid Potash, Inc. * .......................        (65,870)    (2,542,582)
   Molycorp, Inc. * ..............................        (19,615)      (941,324)
   NewMarket Corp ................................        (16,335)    (2,092,677)
   Rare Element Resources Ltd. * .................        (61,300)      (744,795)
   Seabridge Gold, Inc. * ........................        (72,370)    (2,413,540)
   Tanzanian Royalty Exploration Corp. * .........       (174,450)    (1,217,661)
   Uranium Resources, Inc. * .....................       (231,695)      (655,697)
                                                                    ------------
                                                                     (16,354,242)
                                                                    ------------
CAPITAL GOODS--(2.3%)
   ADA-ES, Inc. * ................................        (68,138)      (990,727)
   Applied Energetics, Inc. * ....................       (238,070)      (198,074)
   Applied Nanotech Holdings, Inc. * .............         (8,285)        (5,385)
   DynaMotive Energy Systems Corp. * .............        (72,185)       (10,250)
   Lindsay Corp ..................................        (22,150)    (1,564,012)
   PMFG, Inc. * ..................................        (57,765)    (1,072,118)
   Satcon Technology Corp. * .....................       (275,070)    (1,001,255)
   Trex Co., Inc.* ...............................       (174,170)    (5,216,392)
                                                                    ------------
                                                                     (10,058,213)
                                                                    ------------
COMMUNICATIONS--(5.0%)
   Akamai Technologies, Inc. * ...................        (57,765)    (2,167,920)
   Ancestry.com, Inc. * ..........................        (55,980)    (1,839,503)
   Cogent Communications Group, Inc. * ...........       (148,790)    (2,193,165)

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
COMMUNICATIONS--(CONTINUED)
   CTC Communications Group,
      Inc. * +++ (triangle) ......................        (98,900)  $        (10)
   Equinix, Inc. * ...............................        (28,675)    (2,478,667)
   GSI Commerce, Inc. * ..........................        (95,270)    (1,980,663)
   Interliant, Inc. * ............................           (600)             0
   LogMeIn, Inc. * ...............................        (53,410)    (1,916,885)
   OpenTable, Inc. * .............................        (15,270)    (1,357,045)
   Quepasa Corp. * ...............................        (90,675)      (789,779)
   Rackspace Hosting, Inc. * .....................       (115,260)    (4,254,247)
   SAVVIS, Inc. * ................................        (65,925)    (2,141,903)
   Wave Systems Corp., Class A * .................       (290,760)    (1,145,594)
                                                                    ------------
                                                                     (22,265,381)
                                                                    ------------
CONSUMER DURABLES--(1.1%)
   Kandi Technolgies Corp. * .....................        (32,850)      (117,932)
   Middleby Corp., (The) * .......................        (14,550)    (1,304,699)
   QSound Labs, Inc. * ...........................         (4,440)          (799)
   Tesla Motors, Inc. * ..........................        (62,725)    (1,498,500)
   Universal Electronics Inc. * ..................        (79,920)    (2,177,820)
                                                                      (5,099,750)
CONSUMER NON-DURABLES--(1.9%)
   Amish Naturals, Inc. * ........................        (25,959)          (106)
   Cal-Maine Foods, Inc. .........................        (76,875)    (2,219,381)
   Diamond Foods, Inc ............................        (33,565)    (1,710,137)
   Green Mountain Coffee Roasters, Inc. * ........        (81,305)    (3,315,618)
   Primo Water Corp.* ............................        (79,650)    (1,017,927)
   Valence Technology, Inc. * ....................        (27,585)       (41,653)
                                                                    ------------
                                                                      (8,304,822)
                                                                    ------------
CONSUMER SERVICES--(11.4%)
   Arbitron, Inc. ................................        (84,495)    (3,363,746)
   Blue Nile, Inc. * .............................        (76,950)    (4,400,001)
   Buffalo Wild Wings, Inc. * ....................        (49,460)    (2,620,885)
   Chipotle Mexican Grill, Inc. * ................         (9,565)    (2,343,425)
   Constant Contact, Inc. * ......................        (44,670)    (1,292,303)
   EnerNOC, Inc. * ...............................       (181,765)    (3,504,429)
   Lululemon Athletica, Inc. * ...................        (11,900)      (923,321)
   Lumber Liquidators Holdings, Inc. * ...........       (107,940)    (2,512,843)
   Medifast, Inc. ................................        (53,215)    (1,231,395)
   Netflix, Inc. * ...............................        (26,175)    (5,409,587)
   New Oriental Education & Technology Group,
      Inc. - Sponsored ADR * .....................        (16,210)    (1,566,048)
   Pegasystems, Inc ..............................        (53,910)    (2,171,495)
   ReachLocal, Inc. * ............................        (92,380)    (1,758,915)
   Rentrak Corp. * ...............................        (94,085)    (2,486,667)
   Ritchie Bros. Auctioneers, Inc. ...............       (136,255)    (3,474,503)
   Sturm Ruger & Co., Inc. .......................       (150,510)    (2,718,211)
   Texas Roadhouse, Inc. * .......................       (147,730)    (2,508,455)
   Vail Resorts, Inc. * ..........................        (34,190)    (1,668,472)
   VistaPrint NV * ...............................        (59,995)    (3,072,344)
   Zumiez, Inc. * ................................        (67,920)    (1,770,674)
                                                                    ------------
                                                                     (50,797,719)
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 13

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
ENERGY--(2.4%)
   Beard Co.* ....................................         (9,710)  $     (3,787)
   Chesapeake Energy Corp ........................        (58,495)    (2,083,007)
   Complete Production Services, Inc. * ..........        (47,745)    (1,375,533)
   Goodrich Petroleum Corp. * ....................        (65,630)    (1,334,914)
   Houston American Energy Corp. .................       (108,035)    (1,729,640)
   InterOil Corp. * ..............................        (17,825)    (1,324,219)
   RPC, Inc. .....................................       (146,285)    (2,864,260)
                                                                    ------------
                                                                     (10,715,360)
                                                                    ------------
FINANCE--(0.2%)
   China Logistics, Inc. * .......................            (26)            (1)
   Value Line, Inc ...............................        (70,044)    (1,010,034)
                                                                    ------------
                                                                      (1,010,035)
                                                                    ------------
HEALTH CARE--(3.3%)
   athenahealth, Inc. * ..........................        (46,225)    (2,095,842)
   BioTime, Inc. * ...............................        (89,210)      (614,657)
   Bodytel Scientific, Inc. * ....................         (4,840)           (68)
   Conceptus, Inc. * .............................        (55,725)      (783,494)
   DexCom, Inc. * ................................        (68,385)    (1,000,473)
   HeartWare International, Inc. * ...............        (14,400)    (1,210,752)
   IDEXX Laboratories, Inc. * ....................        (13,515)    (1,050,116)
   Intuitive Surgical, Inc. * ....................         (7,955)    (2,608,842)
   MAKO Surgical Corp. * .........................        (98,715)    (2,033,529)
   Mindray Medical International Ltd.-ADR ........        (75,570)    (2,046,436)
   Savient Pharmaceuticals, Inc. * ...............        (83,715)      (807,013)
   Spectranetics Corp. * .........................        (94,170)      (453,899)
                                                                    ------------
                                                                     (14,705,121)
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--(0.3%)
   St. Joe Co., (The) * ..........................        (45,490)    (1,218,222)
                                                                    ------------
TECHNOLOGY--(13.8%)
   3D Systems Corp. * ............................        (75,310)    (3,686,425)
   Acme Packet, Inc. * ...........................        (17,605)    (1,324,600)
   Advanced Micro Devices, Inc. * ................       (141,320)    (1,301,557)
   Aixtron AG-Sponsored ADR ......................        (75,935)    (3,180,917)
   American Superconductor Corp. * ...............        (28,215)      (748,262)
   ANSYS, Inc. * .................................        (19,595)    (1,103,590)
   ANTS Software, Inc. * .........................        (10,334)        (4,754)
   ARM Holdings plc - Sponsored ADR ..............       (168,850)    (5,111,090)
   Cavium Networks, Inc. * .......................        (32,750)    (1,414,145)
   China Fire & Security Group, Inc. * ...........        (78,320)      (450,340)
   Ciena Corp. * .................................       (147,625)    (4,070,021)
   Cirrus Logic, Inc. * ..........................        (44,295)    (1,034,288)
   Citrix Systems, Inc. * ........................        (13,495)      (946,809)
   ConSyGen, Inc. * ..............................           (200)            (1)
   Cree, Inc. * ..................................        (27,945)    (1,471,863)
   Ener1, Inc. * .................................       (102,820)      (379,406)
   EZchip Semiconductor Ltd. * ...................        (54,945)    (1,652,746)
   F5 Networks, Inc. * ...........................        (20,785)    (2,452,838)
   First Solar, Inc. * ...........................        (24,045)    (3,543,993)
   Hyperdynamics Corp. * .........................       (201,215)    (1,094,610)
   Infinera Corp. * ..............................        (82,030)      (657,060)
   IXYS Corp. * ..................................        (93,400)    (1,160,028)
   Juniper Networks, Inc. * ......................        (32,275)    (1,420,100)
   Nestor, Inc. * ................................        (15,200)           (17)

                                                        Number
                                                       of Shares        Value
                                                     ------------   -------------
TECHNOLOGY--(CONTINUED)
   Netlogic Microsystems, Inc. * .................        (20,880)  $    (864,223)
   NetSuite, Inc. * ..............................        (66,305)     (1,989,813)
   OmniVision Technologies, Inc. * ...............        (70,600)     (2,161,772)
   QuickLogic Corp. * ............................       (185,985)       (929,925)
   RealPage, Inc. * ..............................       (115,070)     (2,853,736)
   Red Hat, Inc. * ...............................        (46,935)     (1,937,477)
   Salesforce.com, Inc. * ........................        (16,395)     (2,168,567)
   STEC, Inc. * ..................................        (99,215)     (2,026,962)
   SuccessFactors, Inc. * ........................        (73,035)     (2,622,687)
   Tiger Telematics, Inc. * ......................         (6,510)             (7)
   TigerLogic Corp. * ............................        (96,490)       (463,152)
   Tower Semiconductor Ltd. * ....................       (514,365)       (694,393)
   Vicor Corp ....................................       (148,320)     (2,258,914)
   VMware, Inc., Class A * .......................        (22,700)     (1,898,855)
   WorldGate Communications, Inc. * ..............       (582,655)       (116,531)
   Xybernaut Corp. * +++(triangle) ...............        (35,000)              0
                                                                    -------------
                                                                      (61,196,474)
                                                                    -------------
UTILITIES--(0.6%)
   Cadiz, Inc.* ..................................        (64,210)       (821,888)
   Clean Energy Fuels Corp.* .....................       (119,385)     (1,676,165)
                                                                    -------------
                                                                       (2,498,053)
                                                                    -------------
      TOTAL COMMON STOCK
         (Proceeds $179,267,376) .................                   (204,223,392)
                                                                    -------------
WARRANTS--0.0%
UTILITIES--0.0%
   Greenhunter Energy, Inc. Exercise
      Price $27.50, Exp. 09/15/11 ................           (423)              0
                                                                    -------------
      TOTAL WARRANTS
         (Proceeds $0) ...........................                              0
                                                                    -------------
      TOTAL SECURITIES SOLD
         SHORT --(46.0%)
         (Proceeds $179,267,376) .................                   (204,223,392)
                                                                    -------------

                                                       Number of
                                                       Contracts
                                                     ------------
OPTIONS WRITTEN++--0.0%
   Rare Element Resources, Ltd.
      Call Options Expires 01/21/12
      Strike Price $18 ...........................            (62)        (10,540)
   Rare Element Resources, Ltd.
      Call Options Expires 01/21/12
      Strike Price $15 ...........................            (77)        (17,710)
   Uranium Energy Corp. ..........................
      Call Options Expires 08/20/11
      Strike Price $3 ............................           (222)        (72,150)
   Uranium Energy Corp. ..........................
      Call Options Expires 05/21/11
      Strike Price $3 ............................           (194)        (61,110)
                                                                    -------------
      TOTAL OPTIONS WRITTEN
         (Premiums received $208,871) ............                       (161,510)
                                                                    -------------
OTHER ASSETS IN EXCESS OF LIABILITIES--52.8% .....                    234,823,424
                                                                    -------------
NET ASSETS--100.0% ...............................                  $ 444,394,379
                                                                    =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          14 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

ADR  -- American Depositary Receipt

PLC  -- Public Limited Company

TD   -- Time Deposits

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2011, these securities amounted to $3,395,151 or 0.8% of net assets. These 144A securities have not been deemed illiquid.

*    -- Non-income producing.

(a) -- All or a portion of the security is on loan. See Note 6 of the Notes to Financial Statements.

+    -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

++   -- Primary risk exposure is equity contracts.

+++ -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of February 28, 2011, long positions amounted to $3,395,151 and short positions amounted to ($10), or 0.8% and 0.0%, respectively, of net assets.

(triangle) -- Security has been deemed illiquid. Less then 0.001% of the Fund's net assets were reported illiquid by the portfolio manager under the Fund's policy.

A summary of the inputs used to value the Fund's investments as of February 28, 2011 is as follows (see Notes 1 in the Notes to Financial Statements):

                                                                   LEVEL 2        LEVEL 3
                                       TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AS OF      QUOTED       OBSERVABLE   UNOBSERVABLE
                                      0/28/11        PRICE          INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
Common Stock
   Basic Industries                $ 23,142,098   $ 23,142,098    $       --    $       --
   Capital Goods                     31,428,122     31,428,122            --            --
   Communications                    13,317,011     13,317,011            --            --
   Consumer Durables                 14,144,693     14,144,693            --            --
   Consumer Non-Durables             28,757,914     28,757,914            --            --
   Consumer Services                 58,932,418     58,932,418            --            --
   Energy                            14,675,815     14,675,815            --            --
   Finance                           99,579,522     97,239,487            --     2,340,035
   Health Care                       40,700,725     40,700,725            --            --
   Real Estate Investment Trusts      1,084,293      1,084,293            --            --
   Technology                        73,984,610     73,984,610            --            --
   Transportation                     5,997,980      5,997,980            --            --
Preferred Stocks
   Finance                            1,055,116             --            --     1,055,116
Securities Lending Collateral         7,155,540             --     7,155,540            --
                                   ------------   ------------    ----------    ----------
Total Assets                       $413,955,857   $403,405,166    $7,155,540    $3,395,151
                                   ============   ============    ==========    ==========

                                                                   LEVEL 2       LEVEL 3
                                       TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AS OF      QUOTED       OBSERVABLE   UNOBSERVABLE
                                      0/28/11        PRICE          INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
Options Written                     $(161,510)         $--        $(161,510)       $--
                                    ---------          ---        ---------        ---
Total Assets                        $(161,510)         $--        $(161,510)       $--
                                    =========          ===        =========        ===

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 15

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

                                                                     LEVEL 2       LEVEL 3
                                       TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AS OF        QUOTED       OBSERVABLE   UNOBSERVABLE
                                      02/28/11         PRICE         INPUTS        INPUTS --
                                   -------------   -------------   -----------   ------------
Securities Sold Short
   Basic Industries                $ (16,354,242)  $ (16,354,242)      $--           $ --
   Capital Goods                     (10,058,213)    (10,058,213)       --             --
   Communications                    (22,265,381)    (22,265,371)       --            (10)
   Consumer Durables                  (5,099,750)     (5,099,750)       --             --
   Consumer Non-Durables              (8,304,822)     (8,304,822)       --             --
   Consumer Services                 (50,797,719)    (50,797,719)       --             --
   Energy                            (10,715,360)    (10,715,360)       --             --
   Finance                            (1,010,035)     (1,010,035)       --             --
   Health Care                       (14,705,121)    (14,705,121)       --             --
   Real Estate Investment Trusts      (1,218,222)     (1,218,222)       --             --
   Technology                        (61,196,474)    (61,196,474)       --             --
   Utilities                          (2,498,053)     (2,498,053)       --             --
                                   -------------   -------------       ---           ----
Total Liabilities                  $(204,223,392)  $(204,223,382)      $--           $(10)
                                   =============   =============       ===           ====

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                   COMMON      PREFERRED
                                                                    STOCK        STOCK
                                                      TOTAL      -----------------------
                                                   INVESTMENTS     FINANCE       FINANCE
                                                   -----------   ----------   ----------
Balance as of August 31, 2010                       $2,499,108   $2,236,410   $  262,698
Accrued discounts/premiums                                  --           --           --
Net realized gain/(loss)                                    --           --           --
Change in unrealized appreciation/(depreciation)       896,043      103,625      792,418
Net purchases/(sales)                                       --           --           --
Transfers in and/or (out) of Level 3 *                      --           --           --
                                                    ----------   ----------   ----------
Balance as of February 28, 2011                     $3,395,151   $2,340,035   $1,055,116
                                                    ==========   ==========   ==========

                                                      SECURITIES SOLD SHORT
                                                   ----------------------------
                                                      TOTAL
                                                   INVESTMENTS   COMMUNICATIONS
                                                   -----------   --------------
Balance as of August 31, 2010                         $(10)           $(10)
Accrued discounts/premiums                              --              --
Net realized gain/(loss)                                --              --
Change in unrealized appreciation/(depreciation)        --              --
Net purchases/(sales)                                   --              --
Transfers in and/or (out) of Level 3 *                  --              --
                                                      ----            ----
Balance as of  February 28, 2011                      $(10)           $(10)
                                                      ====            ====

* Transfers in and/or (out) of Level 3 are recognized as of the actual date of the event or change in circumstances that caused the transfer.The transfer occurred because of lack of observable market data due to decrease in market activity for this security.The Fund presents unrealized appreciation/(depreciation) on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.The change in unrealized appreciation/(depreciation) related to investments still held at February 28, 2011 was $896,043.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          16 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                         FEBRUARY 28, 2011 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares       Value
                                                     ------------   ------------
LONG POSITIONS--97.8%
COMMON STOCK--96.8%
BASIC INDUSTRIES--4.5%
   AbitibiBowater, Inc. * ........................          1,970   $     55,140
   Albemarle Corp. + .............................            500         28,780
   Ball Corp. ....................................            764         27,580
   Bayer AG - Sponsored ADR + ....................            875         68,014
   Crown Holdings, Inc. * ........................          1,393         53,603
   Cytec Industries, Inc. + ......................          1,370         77,857
   Haynes International, Inc. + ..................          2,135        110,678
   PanAust Ltd. * ................................         89,796         73,598
   Rock-Tenn Co., Class A ........................            985         67,620
   Solutia, Inc. * ...............................          3,965         92,028
   Spartech Corp. * + ............................          3,712         31,478
   Symrise AG ....................................          1,872         49,121
   Yamana Gold, Inc. + ...........................          6,660         84,782
                                                                    ------------
                                                                         820,279
                                                                    ------------
CAPITAL GOODS--11.9%
   3M Co. + ......................................            640         59,027
   Briggs & Stratton Corp. .......................          1,490         29,994
   Chicago Bridge & Iron Co. NV * ................          1,610         57,187
   Cooper Industries PLC .........................            470         30,245
   Dah Chong Hong Holdings Ltd. ..................         51,000         53,567
   Dover Corp. + .................................          1,260         80,955
   Globe Specialty Metals, Inc. + ................          6,687        155,740
   Honeywell International, Inc. + ...............          3,595        208,186
   Illinois Tool Works, Inc. + ...................          1,495         80,880
   Ingersoll-Rand PLC ............................          1,360         61,608
   ITT Corp. .....................................          1,205         69,806
   Kennametal, Inc. + ............................          1,465         56,344
   Koninklijke Philips Electronics NV ............          3,160        103,173
   Lockheed Martin Corp. + .......................            800         63,328
   Meggitt PLC ...................................          6,004         33,010
   Northrop Grumman Corp. ........................            990         66,013
   Oshkosh Corp. * + .............................          2,055         73,302
   Precision Castparts Corp. + ...................            690         97,808
   Raytheon Co. + ................................          1,785         91,410
   Siemens AG - Sponsored ADR + ..................          1,218        163,748
   Stanley Black & Decker, Inc. ..................            855         64,835
   Thomas & Betts Corp. * ........................            540         29,911
   TriMas Corp. * + ..............................          2,765         56,876
   Tyco International Ltd. + .....................          4,660        211,284
   URS Corp. * ...................................            647         30,105
   Volvo AB - Sponsored ADR ......................          3,660         63,208
   WESCO International, Inc. * + .................          1,325         77,142
                                                                    ------------
                                                                       2,168,692
                                                                    ------------
COMMUNICATIONS--3.9%
   DIRECTV, Class A * + ..........................          1,415         65,047
   Monster Worldwide, Inc. * .....................          4,580         78,547
   Netease.com, Inc. - ADR * .....................            570         26,591
   RigNet, Inc. * + ..............................          4,715         69,311
   Shenandoah Telecommunications Co. + ...........          5,218         91,315
   Time Warner Cable, Inc. .......................          1,375         99,248
   Vodafone Group PLC - Sponsored ADR + ..........          6,025        172,436
   Windstream Corp. + ............................          8,490        106,465
                                                                    ------------
                                                                         708,960
                                                                    ------------

                                                        Number
                                                       of Shares       Value
                                                     ------------   ------------
CONSUMER DURABLES--2.3%
   Goodyear Tire & Rubber Co., (The) * ...........          7,330   $    103,939
   Hoshizaki Electric Co. Ltd. ...................          3,100         57,146
   Johnson Controls, Inc. ........................          1,920         78,336
   Lennar Corp., Class A + .......................          1,602         32,296
   LISI ..........................................            684         56,558
   TRW Automotive Holdings Corp. * ...............            850         48,280
   Visteon Corp.* ................................            614         45,405
                                                                    ------------
                                                                         421,960
                                                                    ------------
CONSUMER NON-DURABLES--4.8%
   Activision Blizzard, Inc. * ...................          3,255         36,196
   Anheuser-Busch InBev NV -
      Sponsored ADR + ............................          2,866        160,582
   Coca-Cola Enterprises, Inc. + .................          5,215        137,154
   ConAgra Foods, Inc. + .........................          5,415        125,411
   Electronic Arts, Inc. * + .....................          3,445         64,766
   Guess?, Inc. + ................................          2,365        107,111
   Henkel AG & Co. KGaA ..........................            885         45,187
   Kerry Group PLC, Class A ......................          1,687         61,226
   Lorillard, Inc. + .............................            847         65,024
   Omega Pharma ..................................          1,345         64,943
                                                                    ------------
                                                                         867,600
                                                                    ------------
CONSUMER SERVICES--19.5%
   AnnTaylor Stores Corp. * + ....................          3,117         72,345
   Asbury Automative Group, Inc. * ...............          2,895         53,413
   CBS Corp., Class B + ..........................          9,610        229,295
   Century Casinos, Inc. * .......................         19,193         49,902
   Cinemark Holdings, Inc. + .....................          7,940        159,435
   CVS Caremark Corp. ............................          2,994         98,982
   eBay, Inc. * + ................................          1,750         58,634
   Equifax, Inc. + ...............................          4,696        167,882
   Expedia, Inc. + ...............................          2,405         47,763
   Finish Line, Inc., (The), Class A .............          2,111         36,858
   Gap, Inc., (The) + ............................          4,880        109,946
   Home Depot, Inc. (The) + ......................          3,120        116,906
   IAC/InterActiveCorp * .........................          1,060         32,934
   Kohl's Corp. * + ..............................          1,775         95,655
   Liberty Media Corp.-Starz,
      Series A * + ...............................          2,198        154,300
   Lowe's Cos., Inc. .............................          3,205         83,875
   Macy's, Inc. + ................................          3,213         76,791
   Manpower, Inc. + ..............................          3,083        195,771
   McGraw-Hill Cos., Inc., (The) + ...............          4,100        158,588
   Moody's Corp. + ...............................          5,825        185,818
   Mothercare PLC ................................          7,135         55,675
   Nordstrom, Inc. + .............................          2,640        119,486
   Omnicom Group, Inc. + .........................          3,725        189,603
   Robert Half International, Inc. + .............          3,593        114,617
   Target Corp. ..................................          1,665         87,496
   Time Warner, Inc. + ...........................          4,660        178,012
   Towers Watson & Co., Class A + ................          2,033        119,540
   Viacom, Inc., Class B + .......................          4,795        214,145
   Wal-Mart Stores, Inc. + .......................          1,708         88,782
   Walgreen Co. ..................................          2,095         90,797
   Williams-Sonoma, Inc. .........................          2,555         92,210
                                                                    ------------
                                                                       3,535,456
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 17

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares       Value
                                                     ------------   ------------
ENERGY--4.8%
   CE Franklin Ltd. * ............................         11,688   $    106,594
   EOG Resources, Inc. + .........................            968        108,716
   Noble Energy, Inc. ............................            743         68,846
   Occidental Petroleum Corp. + ..................            875         89,224
   Pace Oil and Gas Ltd. * .......................          8,237         75,965
   PetroBakken Energy Ltd., Class A ..............          2,922         67,060
   Rosetta Resources, Inc. *+ ....................          1,714         77,747
   Royal Dutch Shell PLC - ADR ...................          1,715        123,909
   Technicoil Corp. * ............................         43,018         84,128
   Xtreme Coil Drilling Corp. * ..................         12,000         64,721
                                                                    ------------
                                                                         866,910
                                                                    ------------
FINANCE--17.8%
   ACE Ltd. + ....................................          1,841        116,443
   American Express Co. + ........................          3,075        133,978
   Bank of America Corp. + .......................          9,455        135,112
   Barclays PLC - Sponsored ADR + ................          8,724        181,197
   Capital One Financial Corp. + .................          2,850        141,844
   Centerstate Banks, Inc. .......................         13,210         95,772
   Discover Financial Services + .................          8,258        179,611
   Federated Investors, Inc., Class B + ..........          3,280         90,397
   Fifth Third Bancorp + .........................          7,630        111,398
   JPMorgan Chase & Co. + ........................          4,072        190,122
   Kaiser Federal Financial Group,
      Inc. + .....................................          9,845        132,809
   Maiden Holdings Ltd. ..........................         12,310         98,357
   Morgan Stanley + ..............................          6,280        186,390
   Oriental Financial Group, Inc. + ..............         10,725        128,378
   PNC Financial Services Group,
      Inc. + .....................................          2,610        161,037
   Popular, Inc. * ...............................         36,605        118,966
   Raymond James Financial, Inc. + ...............          4,015        153,855
   SLM Corp. * + .................................          9,503        140,834
   State Street Corp. + ..........................          2,677        119,715
   TD Ameritrade Holding Corp. ...................          2,560         55,808
   Torchmark Corp. ...............................          1,545        100,811
   TradeStation Group, Inc. * ....................         11,563         77,819
   Travelers Cos., Inc., (The) ...................          1,604         96,128
   Validus Holdings Ltd. .........................          3,145         97,338
   Wells Fargo & Co. + ...........................          5,753        185,592
                                                                    ------------
                                                                       3,229,711
                                                                    ------------
HEALTH CARE--8.1%
   Amgen, Inc. * + ...............................          1,197         61,442
   Cardinal Health, Inc. + .......................          2,015         83,905
   CareFusion Corp. * + ..........................          1,033         28,221
   Covidien PLC + ................................          1,734         89,214
   DaVita, Inc. * + ..............................          1,416        112,388
   Hologic, Inc. * + .............................          1,858         37,494
   Hospira, Inc. * ...............................            859         45,398
   Humana, Inc. * ................................          1,558        101,285
   ICON PLC, Sponsored ADR * .....................          4,259         84,712
   Johnson & Johnson + ...........................            905         55,603
   Lincare Holdings, Inc. + ......................          4,242        124,460
   McKesson Corp. + ..............................          1,798        142,545
   Novartis AG - ADR + ...........................            605         34,043
   Omnicare, Inc. + ..............................          4,382        125,457
   Pfizer, Inc. + ................................          1,396         26,859

                                                        Number
                                                       of Shares       Value
                                                     ------------   ------------
HEALTH CARE--(CONTINUED)
   Quest Diagnostics, Inc. + .....................          1,535   $     87,111
   Roche Holding AG - Sponsored ADR + ............          1,560         58,594
   Stryker Corp. + ...............................          1,063         67,245
   WellPoint, Inc. * + ...........................          1,505        100,037
                                                                    ------------
                                                                       1,466,013
                                                                    ------------
TECHNOLOGY--18.5%
   Accenture PLC, Class A + ......................          1,942         99,974
   Alliance Data Systems Corp. * + ...............            875         68,897
   Amdocs Ltd. * + ...............................          5,795        172,923
   Analog Devices, Inc. + ........................          2,076         82,791
   Arrow Electronics, Inc. *+ ....................          3,347        131,202
   Avnet, Inc. *+ ................................          3,245        111,011
   CA, Inc. + ....................................          5,948        147,391
   CACI International, Inc., Class A * + .........          1,255         74,447
   CDC Software Corp. - ADR * ....................         11,025         71,332
   CGI Group, Inc., Class A * + ..................          6,570        131,072
   EMC Corp. * + .................................          7,607        206,986
   Flextronics International Ltd. * ..............          9,584         77,535
   Generac Holdings, Inc. * + ....................          4,785         87,709
   Harris Corp. + ................................          3,405        158,877
   Hewlett-Packard Co. + .........................          4,157        181,370
   Ingram Micro, Inc., Class A * + ...............          9,290        185,150
   International Business Machines  Corp. + ......            833        134,846
   Littelfuse, Inc. + ............................          2,385        126,000
   Microsoft Corp. + .............................          6,170        163,999
   Oracle Corp. + ................................          6,072        199,769
   STMicroelectronics NV + .......................         11,263        144,617
   Symantec Corp. * ..............................          3,548         63,970
   Texas Instruments, Inc. + .....................          2,020         71,932
   Thermo Fisher Scientific, Inc. * + ............            660         36,841
   Tyco Electronics Ltd. + .......................          2,350         84,694
   Western Digital Corp. * + .....................          3,370        103,055
   Western Union Co. + ...........................          4,610        101,374
   Xerox Corp. + .................................         13,268        142,631
                                                                    ------------
                                                                       3,362,395
                                                                    ------------
UTILITIES--0.7%
   American Electric Power Co., Inc. + ...........          1,838         65,764
   FirstEnergy Corp. + ...........................          1,916         73,394
                                                                    ------------
                                                                         139,158
                                                                    ------------
      TOTAL COMMON STOCK
      (Cost $16,440,229) .........................                    17,587,134
                                                                    ------------
WARRANTS--1.0%
FINANCE--1.0%
   JPMorgan Chase & Co., Strike Price $42.42,
      Exp. 10/28/18 ..............................         10,456        175,138
                                                                    ------------
      TOTAL WARRANTS
      (Cost $148,765) ............................                       175,138
                                                                    ------------
TOTAL LONG POSITIONS--97.8%
   (Cost $16,588,994) ............................                    17,762,272
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          18 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares       Value
                                                     ------------   ------------
SECURITIES SOLD SHORT--(41.1%)
COMMON STOCK--(41.1%)
BASIC INDUSTRIES--(0.9%)
   Arch Coal, Inc. ...............................         (2,659)  $    (89,156)
   Seabridge Gold, Inc. * ........................           (834)       (27,814)
   Tanzanian Royalty Exploration Corp. * .........         (2,490)       (17,380)
   Texas Industries, Inc. ........................           (600)       (24,468)
                                                                    ------------
                                                                        (158,818)
                                                                    ------------
CAPITAL GOODS--(2.1%)
   Donaldson Co., Inc. ...........................           (410)       (23,083)
   Encore Wire Corp. .............................         (1,815)       (42,580)
   FLIR Systems, Inc. ............................         (2,725)       (88,018)
   Graco, Inc. ...................................           (602)       (24,507)
   Lindsay Corp. .................................           (490)       (34,599)
   Otter Tail Corp. ..............................         (1,140)       (25,673)
   PMFG, Inc. * ..................................           (695)       (12,899)
   Quanta Services, Inc. * .......................         (1,330)       (30,337)
   Trex Co., Inc. * ..............................           (795)       (23,810)
   Vulcan Materials Co. ..........................           (815)       (37,368)
   Watsco, Inc. ..................................           (568)       (36,681)
                                                                    ------------
                                                                        (379,555)
                                                                    ------------
COMMUNICATIONS--(4.1%)
   Akamai Technologies, Inc. * ...................           (850)       (31,900)
   Ancestry.com, Inc. * ..........................         (1,015)       (33,353)
   Cbeyond, Inc. * ...............................         (2,710)       (37,886)
   Cincinnati Bell, Inc. * .......................        (13,160)       (34,742)
   Clearwire Corp., Class A * ....................         (7,370)       (37,071)
   Cogent Communications Group, Inc. * ...........         (4,030)       (59,402)
   Equinix, Inc. * ...............................         (1,385)      (119,719)
   Global Crossing Ltd. * ........................         (2,252)       (35,469)
   GSI Commerce, Inc. * ..........................         (1,009)       (20,977)
   Leap Wireless International, Inc. * ...........         (2,655)       (32,444)
   Level 3 Communications, Inc. * ................        (32,335)       (45,269)
   OpenTable, Inc. * .............................           (415)       (36,881)
   PAETEC Holding Corp. * ........................         (8,105)       (30,799)
   Rackspace Hosting, Inc. * .....................         (1,297)       (47,872)
   SAVVIS, Inc. * ................................         (2,175)       (70,666)
   Tata Communications Ltd. - ADR * ..............         (3,255)       (29,295)
   tw telecom, inc.* .............................         (2,335)       (43,431)
                                                                    ------------
                                                                        (747,176)
                                                                    ------------
CONSUMER DURABLES--(1.4%)
   Ethan Allen Interiors, Inc. ...................         (3,895)       (85,885)
   Harley-Davidson, Inc. .........................           (750)       (30,615)
   KB Home .......................................         (2,080)       (27,560)
   LKQ Corp. * ...................................         (1,314)       (31,221)
   Middleby Corp., (The) * .......................           (281)       (25,197)
   Ryland Group, Inc., (The) .....................         (1,061)       (18,419)
   Sherwin-Williams Co., (The) ...................           (410)       (33,669)
                                                                    ------------
                                                                        (252,566)
                                                                    ------------
CONSUMER NON-DURABLES--(2.8%)
   China New Borun Corp. - ADR * .................         (5,565)       (69,117)
   Diamond Foods, Inc. ...........................         (1,355)       (69,037)
   Flowers Foods, Inc. ...........................         (2,576)       (68,522)
   Gildan Activewear, Inc. .......................         (2,771)       (88,617)

                                                        Number
                                                       of Shares       Value
                                                     ------------   ------------
CONSUMER NON-DURABLES--(CONTINUED)
   Green Mountain Coffee Roasters, Inc. * ........         (1,342)  $    (54,727)
   K-Swiss, Inc., Class A * ......................         (7,715)       (77,227)
   Luxottica Group SPA - Sponsored ADR ...........           (914)       (28,425)
   LVMH Moet Hennessy Louis Vuitton
      SA - Unsponsored ADR .......................         (1,767)       (55,714)
                                                                    ------------
                                                                        (511,386)
                                                                    ------------
CONSUMER SERVICES--(8.6%)
   Blue Nile, Inc. * .............................           (848)       (48,489)
   Buffalo Wild Wings, Inc. * ....................         (1,680)       (89,023)
   Cenveo, Inc. * ................................         (9,110)       (50,925)
   Churchill Downs, Inc. .........................         (1,026)       (42,846)
   Clean Harbors, Inc. * .........................           (201)       (18,468)
   Concur Technologies, Inc. * ...................         (1,104)       (57,441)
   Fastenal Co. ..................................           (497)       (30,879)
   Iron Mountain, Inc. ...........................         (2,932)       (76,232)
   Lamar Advertising Co., Class A * ..............         (1,855)       (71,918)
   Lumber Liquidators Holdings, Inc. * ...........         (3,910)       (91,025)
   McClatchy Co., (The), Class A * ...............        (14,825)       (59,448)
   Media General, Inc., Class A * ................        (11,090)       (75,856)
   New Oriental Education &
      Technology Group, Inc. -
      Sponsored ADR * ............................           (413)       (39,900)
   Pegasystems, Inc. .............................         (2,005)       (80,761)
   Pool Corp. ....................................         (1,530)       (38,189)
   Ritchie Bros. Auctioneers, Inc. ...............         (2,771)       (70,661)
   Rite Aid Corp. * ..............................        (66,887)       (87,622)
   Rollins, Inc. .................................         (4,526)       (88,800)
   Sinclair Broadcasting Group, Inc.,
      Class A ....................................         (5,770)       (74,664)
   Sonic Corp. * .................................         (8,740)       (77,611)
   Sysco Corp. ...................................         (2,925)       (81,286)
   United Natural Foods, Inc. * ..................         (2,170)       (92,117)
   Vail Resorts, Inc. * ..........................           (748)       (36,502)
   Winn-Dixie Stores, Inc. * .....................        (10,405)       (72,627)
                                                                    ------------
                                                                      (1,553,290)
                                                                    ------------
ENERGY--(3.4%)
   Basic Energy Services, Inc. * .................         (2,345)       (44,977)
   BPZ Resources, Inc. * .........................        (15,185)       (98,702)
   CARBO Ceramics, Inc. ..........................           (454)       (56,282)
   Chesapeake Energy Corp. .......................         (3,500)      (124,635)
   Continental Resources, Inc. * .................           (744)       (51,730)
   Forest Oil Corp. * ............................         (1,725)       (61,220)
   Goodrich Petroleum Corp. * ....................         (4,589)       (93,340)
   Range Resources Corp. .........................           (463)       (25,141)
   RPC, Inc. .....................................         (3,487)       (68,275)
                                                                    ------------
                                                                        (624,302)
                                                                    ------------
FINANCE--(5.2%)
   CVB Financial Corp. ...........................         (7,750)       (64,790)
   Eaton Vance Corp. .............................         (1,715)       (53,680)
   FirstMerit Corp. ..............................         (3,290)       (56,095)
   Glacier Bancorp, Inc. .........................         (4,490)       (70,179)
   Greenhill & Co., Inc. .........................           (743)       (53,370)
   Hancock Holding Co. ...........................         (2,040)       (70,727)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 19

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares       Value
                                                     ------------   ------------
FINANCE--(CONTINUED)
   New York Community Bancorp, Inc. ..............         (3,075)   $   (57,380)
   PacWest Bancorp ...............................         (3,030)       (62,751)
   Republic Bancorp, Inc., Class A ...............         (2,995)       (51,334)
   Royal Bank of Canada ..........................           (993)       (58,160)
   Texas Capital Bancshares, Inc. * ..............         (2,965)       (74,837)
   Textainer Group Holdings Ltd. .................         (1,885)       (66,635)
   Tompkins Financial Corp. ......................         (1,575)       (64,575)
   UMB Financial Corp. ...........................         (1,790)       (71,385)
   Valley National Bancorp .......................         (4,770)       (65,015)
                                                                    ------------
                                                                        (940,913)
                                                                    ------------
HEALTH CARE--(3.7%)
   Align Technology, Inc.* .......................         (1,460)       (30,441)
   AstraZeneca PLC - Sponsored ADR ...............           (529)       (26,011)
   athenahealth, Inc. * ..........................         (2,250)      (102,015)
   BioTime, Inc. * ...............................         (1,645)       (11,334)
   Boston Scientific Corp. * .....................         (2,665)       (19,081)
   Bristol-Myers Squibb Co. ......................         (1,803)       (46,535)
   Conceptus, Inc. * .............................         (1,218)       (17,125)
   Elan Corp. PLC - Sponsored ADR * ..............         (3,250)       (20,638)
   IDEXX Laboratories, Inc. * ....................           (544)       (42,269)
   Intuitive Surgical, Inc. * ....................            (69)       (22,629)
   Lundbeck (H.) A/S .............................         (2,275)       (52,001)
   Orion OYJ, Class B * ..........................           (885)       (20,249)
   Qiagen NV * ...................................         (1,678)       (34,617)
   Seattle Genetics, Inc. * ......................         (1,035)       (15,370)
   Stericycle, Inc. * ............................           (837)       (72,334)
   STERIS Corp. ..................................         (1,409)       (47,695)
   Valeant Pharmaceuticals International, Inc. ...           (603)       (24,168)
   Warner Chilcott PLC, Class A ..................         (1,530)       (36,230)
   Wright Medical Group, Inc.* ...................         (1,485)       (23,508)
                                                                    ------------
                                                                        (664,250)
                                                                    ------------
TECHNOLOGY--(7.2%)
   Alvarion Ltd. * ...............................        (16,669)       (32,671)
   Aspen Technology, Inc. * ......................         (3,796)       (57,813)
   Blackboard, Inc. * ............................         (2,018)       (70,650)
   Ciena Corp. * .................................         (3,085)       (85,053)
   Cirrus Logic, Inc. * ..........................         (2,974)       (69,443)
   Dassault Systemes SA - ADR ....................           (771)       (59,043)
   Finisar Corp. * ...............................         (2,140)       (87,783)
   First Solar, Inc. * ...........................           (415)       (61,167)
   Infinera Corp. * ..............................         (3,630)       (29,076)
   Itron, Inc. * .................................           (863)       (48,941)
   Logitech International SA * ...................         (3,830)       (72,272)
   National Instruments Corp. ....................         (1,836)       (57,155)
   NetSuite, Inc. * ..............................         (2,204)       (66,142)
   Polycom, Inc. * ...............................         (1,640)       (78,392)
   Red Hat, Inc. * ...............................         (1,405)       (57,998)
   Salesforce.com, Inc. * ........................           (436)       (57,670)
   Skyworks Solutions, Inc. * ....................         (2,095)       (75,294)
   Syntel, Inc. ..................................         (1,168)       (61,495)
   Total Systems Services, Inc. ..................         (2,810)       (49,878)
   VMware, Inc., Class A * .......................           (702)       (58,722)
   Wipro Ltd. - ADR ..............................         (5,075)       (66,787)
                                                                    ------------
                                                                      (1,303,445)
                                                                    ------------

                                                        Number
                                                       of Shares       Value
                                                     ------------   ------------
TRANSPORTATION--(0.8%)
   CH Robinson Worldwide, Inc. ...................           (655)   $   (47,415)
   Expeditors International of
      Washington, Inc. ...........................         (1,132)       (54,110)
   Genco Shipping & Trading Ltd. * ...............         (3,995)       (48,499)
                                                                     -----------
                                                                        (150,024)
                                                                     -----------
UTILITIES--(0.9%)
   Aqua America, Inc. ............................           (708)       (15,944)
   Consolidated Edison, Inc. .....................           (324)       (16,194)
   NextEra Energy, Inc. ..........................           (548)       (30,398)
   Progress Energy, Inc. .........................           (761)       (34,785)
   Wisconsin Energy Corp. ........................           (564)       (33,389)
   Xcel Energy, Inc. .............................         (1,665)       (39,860)
                                                                     -----------
                                                                        (170,570)
                                                                      ----------
      TOTAL COMMON STOCK
         (Proceeds $6,971,229) ...................                    (7,456,295)
      TOTAL SECURITIES SOLD
         SHORT --(41.1%)
         (Proceeds $6,971,229) ...................                    (7,456,295)
OTHER ASSETS IN EXCESS OF LIABILITIES--43.3% .....                     7,854,803
                                                                    ------------
NET ASSETS--100.0% ...............................                  $ 18,160,780
                                                                    ============

----------
ADR -- American Depositary Receipt

PLC -- Public Limited Company

*   -- Non-income producing.

+   -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          20 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund's investments as of February 28, 2011 is as follows (see Note 1 in the Notes to Financial Statements):

                                                                      LEVEL 2        LEVEL 3
                                           TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                        VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                          02/28/11       PRICE         INPUTS         INPUTS
                                        -----------   -----------   -----------   ------------
Investment in securities *              $17,762,272   $17,762,272       $--           $--
                                        -----------   -----------       ---           ---
   Total Assets                         $17,762,272   $17,762,272       $--           $--
                                        -----------   -----------       ---           ---

                                                                      LEVEL 2        LEVEL 3
                                           TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                        VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                          02/28/11       PRICE         INPUTS         INPUTS
                                        -----------   -----------   -----------   ------------
Investment in securities sold short *   $(7,456,295)  $(7,456,295)      $--           $--
                                        -----------   -----------       ---           ---
   Total Liabilities                    $(7,456,295)  $(7,456,295)      $--           $--
                                        ===========   ===========       ===           ===

*    see Portfolio of Investments detail for country and security type breakout

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 21

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
COMMON STOCK--98.3%
BASIC INDUSTRIES--0.3%
   Ball Corp. ....................................         24,095   $    869,829
                                                                    ------------
CAPITAL GOODS--4.5%
   Actuant Corp., Class A ........................         42,355      1,198,646
   Dover Corp. ...................................         30,460      1,957,055
   Illinois Tool Works, Inc. .....................         62,510      3,381,791
   Parker-Hannifin Corp. .........................         22,387      1,996,473
   Spirit Aerosystems Holdings, Inc.,
      Class A * ..................................         35,400        920,046
   Stanley Black & Decker, Inc. ..................         20,810      1,578,022
   Tyco International Ltd. .......................         34,950      1,584,633
                                                                    ------------
                                                                      12,616,666
                                                                    ------------
COMMUNICATIONS--2.4%
   Monster Worldwide, Inc. * (a) .................         57,355        983,638
   Vodafone Group PLC -
      Sponsored ADR ..............................        204,948      5,865,612
                                                                    ------------
                                                                       6,849,250
                                                                    ------------
CONSUMER DURABLES--0.8%
   Thor Industries, Inc. .........................         24,095        800,918
   Tower International, Inc. * ...................         31,305        541,577
   Visteon Corp. * ...............................         11,950        883,703
                                                                    ------------
                                                                       2,226,198
                                                                    ------------
CONSUMER NON-DURABLES--5.2%
   Electronic Arts, Inc. * .......................        146,365      2,751,662
   Jones Group, Inc. (The) .......................         72,300        961,590
   Mattel, Inc. ..................................        133,860      3,354,532
   Matthews International Corp.,
      Class A ....................................         18,935        703,435
   PepsiCo, Inc. .................................         62,460      3,961,213
   Philip Morris International, Inc. .............         48,900      3,069,942
                                                                    ------------
                                                                      14,802,374
                                                                    ------------
CONSUMER SERVICES--16.2%
   CEC Entertainment, Inc. * .....................         41,320      1,598,671
   eBay, Inc. * ..................................        105,975      3,550,692
   Equifax, Inc. .................................         64,665      2,311,774
   Expedia, Inc. # (a) ...........................        134,313      2,667,456
   GameStop Corp., Class A * (a) .................         97,810      1,951,310
   Harte-Hanks, Inc. .............................        106,405      1,350,279
   Herbalife Ltd. ................................         21,785      1,708,162
   HSN, Inc. * # .................................         44,540      1,446,659
   IAC/InterActiveCorp * .........................         26,970        837,958
   Kohl's Corp. * ................................         84,656      4,562,112
   Manpower, Inc. ................................         50,995      3,238,183
   Omnicom Group, Inc. ...........................         75,145      3,824,881
   Pantry, Inc. (The) * ..........................         18,635        293,688
   Regis Corp. ...................................        130,105      2,280,741
   Rent-A-Center, Inc. (a) .......................         82,685      2,733,566
   Target Corp. ..................................         59,720      3,138,286
   Towers Watson & Co., Class A ..................         37,210      2,187,948
   Viacom, Inc., Class B .........................         40,930      1,827,934
   Wal-Mart Stores, Inc. .........................         46,515      2,417,850
   Wright Express Corp. * ........................         32,485      1,656,735
                                                                    ------------
                                                                      45,584,885
                                                                    ------------

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
ENERGY--9.4%
   Apache Corp. ..................................         19,975   $  2,489,284
   Canadian Natural Resources Ltd. ...............         34,905      1,755,721
   Chevron Corp. .................................         71,265      7,393,744
   EOG Resources, Inc. (a) .......................         27,055      3,038,547
   Noble Energy, Inc. # ..........................         26,300      2,436,958
   Occidental Petroleum Corp. ....................         51,425      5,243,807
   PetroBakken Energy Ltd., Class A ..............         50,195      1,151,975
   Royal Dutch Shell PLC - ADR ...................         41,720      3,014,270
                                                                    ------------
                                                                      26,524,306
                                                                    ------------
FINANCE--27.3%
   ACE Ltd. ......................................         38,995      2,466,434
   Alleghany Corp. * .............................          8,581      2,923,976
   American Express Co. ..........................         69,140      3,012,430
   Axis Capital Holdings Ltd. ....................         21,885        794,863
   Bank of America Corp. .........................        447,695      6,397,561
   BB&T Corp. ....................................         85,355      2,355,798
   Bond Street Holdings LLC,
      Class A 144A * +++ .........................         63,670      1,306,508
   Capital One Financial Corp. ...................         65,220      3,245,999
   Citigroup, Inc. * # ...........................      1,010,460      4,728,953
   Federated Investors, Inc.,
      Class B (a) ................................         61,670      1,699,625
   First American Financial Corp. ................         56,290        887,130
   First Southern Bancorp, Inc.,
      Class B 144A * +++ .........................         17,550        263,075
   Flagstone Reinsurance
      Holdings S.A. ..............................         95,295      1,086,363
   Hanover Insurance Group,
      Inc., (The) ................................         28,750      1,336,013
   Hercules Technology Growth
      Capital, Inc. ..............................         74,655        825,684
   J.G.Wentworth, Inc. * +/- (triangle) +++ ......             --              0
   JPMorgan Chase & Co. ..........................        219,595     10,252,891
   Loews Corp. ...................................        147,714      6,388,631
   Maiden Holdings Ltd. ..........................         38,990        311,530
   Morgan Stanley ................................         76,365      2,266,513
   NBH Holdings Corp.,
      Class A 144A * +++ .........................         40,025        690,431
   Peoples Choice Financial
      Corp. 144A *(triangle) +++ .................          1,465              0
   SLM Corp. * ...................................        257,905      3,822,152
   Solar Cayman Ltd. 144A * (triangle) +++ .......         19,375              0
   State Street Corp. ............................         62,865      2,811,323
   THL Credit, Inc. ..............................         29,905        402,222
   Travelers Cos., Inc., (The) ...................         74,325      4,454,297
   Unum Group ....................................         82,076      2,177,476
   Validus Holdings Ltd. .........................         62,199      1,925,059
   Wells Fargo & Co. .............................        157,395      5,077,563
   White Mountains Insurance
      Group Ltd. .................................          7,810      2,965,848
                                                                    ------------
                                                                      76,876,348
                                                                    ------------
HEALTH CARE--13.6%
   Amgen, Inc. * .................................         99,850      5,125,300
   Becton, Dickinson & Co. .......................         20,155      1,612,400
   Cardinal Health, Inc. .........................         65,860      2,742,410
   CareFusion Corp. * ............................         69,780      1,906,390
   Covidien PLC ..................................         47,360      2,436,672
   Humana, Inc. * ................................         39,615      2,575,371
   Johnson & Johnson .............................         75,055      4,611,379

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          22 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
HEALTH CARE--(CONTINUED)
   McKesson Corp. ................................         40,530   $  3,213,218
   Medtronic, Inc. ...............................         37,750      1,506,980
   Pfizer, Inc. ..................................        466,596      8,977,307
   UnitedHealth Group, Inc. ......................         41,920      1,784,954
   WellPoint, Inc. * .............................         25,535      1,697,311
                                                                    ------------
                                                                      38,189,692
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--0.4%
   Ashford Hospitality Trust, Inc. * .............         59,885        617,414
   Colony Financial, Inc .........................         11,810        250,963
   Terreno Realty Corp. * ........................         14,030        257,170
   TMST, Inc. * +++ ..............................        191,097              0
                                                                    ------------
                                                                       1,125,547
                                                                    ------------
TECHNOLOGY--17.9%
   Accenture PLC, Class A ........................         70,645      3,636,805
   Arrow Electronics, Inc. * .....................         63,195      2,477,244
   Avnet, Inc. * .................................         63,630      2,176,782
   BancTec, Inc., 144A * +++  ....................         15,732         70,794
   CA, Inc. ......................................        125,310      3,105,182
   Flextronics International Ltd. * ..............        175,376      1,418,792
   Heartland Payment Systems, Inc. ...............         65,095      1,274,560
   Hewlett-Packard Co. ...........................         91,445      3,989,745
   International Business Machines
      Corp. ......................................         47,515      7,691,728
   Maxim Integrated Products, Inc. ...............         40,025      1,103,890
   Microchip Technology, Inc. (a) ................         24,575        907,063
   Micron Technology, Inc. * .....................        171,530      1,909,129
   Microsoft Corp. ...............................        192,885      5,126,883
   Oracle Corp. # ................................        108,020      3,553,858
   Tech Data Corp. * .............................         46,330      2,297,041
   Texas Instruments, Inc. .......................         82,990      2,955,274
   Tyco Electronics Ltd.  ........................        118,320      4,264,253
   Western Union Co. .............................        111,210      2,445,508
                                                                    ------------
                                                                      50,404,531
                                                                    ------------
UTILITIES--0.3%
   FirstEnergy Corp. (a) .........................         23,602        903,949
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $246,846,936) .....................                   276,973,575
                                                                    ------------
PREFERRED STOCK--0.1%
FINANCE--0.1%
   First Southern Bancorp, Inc.,
      5.000% 144A +++  ...........................             30        287,759
                                                                    ------------
      TOTAL PREFERRED STOCK
         (Cost $30,000) ..........................                       287,759
                                                                    ------------

                                                          Par
                                                         (000)
                                                     ------------
CORPORATE BONDS--0.1%
   MBIA Insurance Corp. 144A + ##
      14.00% 01/15/33 ............................   $        151         95,130
   Thornburg Mortgage, Inc. (PIK) @ (triangle) +++
      18.00% 03/31/15 ............................             74              0
   Thornburg Mortgage, Inc. 144A @ (triangle) +++
      18.00% 03/31/15 ............................            824              0
                                                                    ------------
      TOTAL CORPORATE BONDS
         (Cost $981,305) .........................                        95,130
                                                                    ------------

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
SECURITIES LENDING COLLATERAL--2.1%
   Institutional Money Market Trust ..............      5,591,290   $  5,591,290
   KBC Bank NV, 0.15%, 03/01/11,TD ...............        394,181        394,181
                                                                    ------------
      TOTAL SECURITIES LENDING
         COLLATERAL
         (Cost $5,985,471) .......................                     5,985,471
                                                                    ------------
TOTAL INVESTMENTS--100.6%
   (Cost $253,843,712) ...........................                   283,341,935
                                                                    ------------

                                                       Number of
                                                       Contracts
                                                     ------------
OPTIONS WRITTEN++--(0.3%)
   Citigroup, Inc. Call Options
      Expires 01/21/12
      Strike Price $4 ............................         (1,640)      (164,000)
   Citigroup, Inc. Call Options
      Expires 01/19/13
      Strike Price $6 ............................         (2,714)      (132,986)
   Expedia, Inc. Call Options
      Expires 01/21/12
      Strike Price $35 ...........................           (352)        (4,224)
   HSN, Inc. Call Options
      Expires 03/19/11
      Strike Price $35 ...........................           (161)        (5,635)
   Noble Energy, Inc. Call Options
      Expires 05/21/11
      Strike Price $75 ...........................           (263)      (460,250)
   Oracle Corp. Call Options
      Expires 01/21/12
      Strike Price $35 ...........................           (547)      (132,374)
                                                                    ------------
      TOTAL OPTIONS WRITTEN
         (Premiums received $795,037) ............                      (899,469)
                                                                    ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.3)% ..........................                      (718,010)
                                                                    ------------
NET ASSETS--100.0% ...............................                  $281,724,456
                                                                    ============

----------
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2011, these securities amounted to $2,713,697 or 1.0% of net assets. These 144A securities have not been deemed illiquid.
ADR  -- American Depositary Receipt
PIK  -- Payment In Kind
PLC  -- Public Limited Company
TD   -- Time Deposits
*    -- Non-income producing.
@    -- Security in default.
+++  -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of February 28, 2011, these securities amounted to $2,618,567 or 0.9% of net assets.
+/-  -- Total shares owned by the Fund as of February 28, 2011 were less than one share.
+    -- Adjustable rate security.
#    -- Security segregated as collateral for options written.
##   -- Callable security.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 23

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

(a) -- All or a portion of the security is on loan. See Note 6 of the Notes to Financial Statements.
(triangle) -- Security has been deemed illiquid. Less than 0.1% of the Fund's net assets were reported illiquid by the portfolio manager under the Funds' policy.
++  -- Primary risk exposure is equity contracts.

A summary of the inputs used to value the Fund's investments as of Feburary 28, 2011 is as follows (see Note 1 in the Notes to Financial Statements):

                                                                   LEVEL 2        LEVEL 3
                                       TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AS OF      QUOTED       OBSERVABLE   UNOBSERVABLE
                                     02/28/11         PRICE         INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
Common Stock
   Basic Industries                $    869,829   $    869,829     $     --     $       --
   Capital Goods                     12,616,666     12,616,666           --             --
   Communications                     6,849,250      6,849,250           --             --
   Consumer Durables                  2,226,198      2,226,198           --             --
   Consumer Non-Durables             14,802,374     14,802,374           --             --
   Consumer Services                 45,584,885     45,584,885           --             --
   Energy                            26,524,306     26,524,306           --             --
   Finance                           76,876,348     74,616,334           --      2,260,014
   Health Care                       38,189,692     38,189,692           --             --
   Real Estate Investment Trusts      1,125,547      1,125,547           --             --
   Technology                        50,404,531     50,333,737           --         70,794
   Utilities                            903,949        903,949           --             --
Preferred Stocks                        287,759             --           --        287,759
Corporate Bonds                          95,130             --       95,130             --
Securities Lending Collateral         5,985,471      5,591,290      394,181             --
                                   ------------   ------------     --------     ----------
Total Assets                       $283,341,935   $280,234,057     $489,311     $2,618,567
                                   ============   ============     ========     ==========

                                                             LEVEL 2        LEVEL 3
                                      TOTAL      LEVEL 1   SIGNIFICANT    SIGNIFICANT
                                   VALUE AS OF    QUOTED    OBSERVABLE   UNOBSERVABLE
                                     02/28/11     PRICE       INPUTS        INPUTS
                                   -----------   -------   -----------   ------------
Options Written                     $(899,469)     $--      $(899,469)        $--
                                    ---------      ---      ---------         ---
Total Liabilities                   $(899,469)     $--      $(899,469)        $--
                                    =========      ===      =========         ===

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                                           PREFERRED
                                                                       COMMON STOCK          STOCK
                                                      TOTAL      -----------------------   --------
                                                   INVESTMENTS     FINANCE    TECHNOLOGY    FINANCE
                                                   -----------   ----------   ----------   ---------
Balance as of August 31, 2010                       $2,456,323   $2,248,439    $136,239     $ 71,645
Accrued discounts/premiums                                  --           --          --           --
Net realized gain/(loss)                                    --           --          --           --
Change in unrealized appreciation/(depreciation)       162,244       11,575     (65,445)     216,114
Net purchases/(sales)                                       --           --          --           --
Transfers in and/or (out) of Level 3 *                      --           --          --           --
                                                    ----------   ----------    --------     --------
Balance as of February 28, 2011                     $2,618,567   $2,260,014    $ 70,794     $287,759
                                                    ==========   ==========    ========     ========

* Transfers in and/or (out) of Level 3 are recognized as of the actual date of the event or change in circumstances that caused the transfer. The Fund presents unrealized appreciation/(depreciation) on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments. The change in unrealized appreciation/(depreciation) related to investments still held at February 28, 2011 was $162,244.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          24 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

ROBECO WPG SMALL/MICRO CAP VALUE FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
COMMON STOCK--95.2%
BASIC INDUSTRIES--0.7%
   GrafTech International Ltd. * .................          8,400   $    168,084
   Graham Packaging Co., Inc. * ..................          7,600        129,124
                                                                    ------------
                                                                         297,208
                                                                    ------------
CAPITAL GOODS--8.9%
   Beacon Roofing Supply, Inc.* ..................          9,700        205,737
   Columbus McKinnon Corp. .......................         24,500        423,115
   Global Power Equipment
      Group, Inc. * (a) ..........................          3,500         78,645
   Globe Specialty Metals, Inc. ..................         27,900        649,791
   Granite Construction, Inc. (a) ................          7,500        213,750
   Lakeland Industries, Inc. * ...................         18,400        149,040
   Matrix Service Co. * ..........................         23,800        332,248
   Mistras Group, Inc. * .........................          3,100         46,779
   RTI International Metals, Inc. * ..............          7,400        210,900
   Trinity Industries, Inc. ......................          7,700        239,855
   Tutor Perini Corp. ............................         20,500        488,310
   Wabash National Corp. * .......................         58,400        608,528
                                                                    ------------
                                                                       3,646,698
                                                                    ------------
COMMUNICATIONS--2.0%
   Digital River, Inc. * (a) .....................         17,300        580,934
   Neutral Tandem, Inc. * ........................         13,000        223,600
                                                                    ------------
                                                                         804,534
                                                                    ------------
CONSUMER DURABLES--1.4%
   Libbey, Inc. * (a) ............................         33,300        572,427
                                                                    ------------
CONSUMER NON-DURABLES--6.2%
   Brown Shoe Co., Inc. ..........................         25,500        395,250
   Chiquita Brands International, Inc. * .........         59,600      1,024,524
   Del Monte Foods Co. ...........................         38,400        726,912
   Jones Group, Inc. (The) .......................         30,900        410,970
                                                                    ------------
                                                                       2,557,656
                                                                    ------------
CONSUMER SERVICES--15.4%
   AMN Healthcare Services, Inc. * ...............         23,400        174,798
   Body Central Corp. * ..........................         14,400        245,664
   Casual Male Retail Group, Inc. * ..............         57,400        245,098
   FTI Consulting, Inc. * ........................         27,000        890,730
   Geo Group, Inc., (The) * ......................         47,500      1,207,925
   Hackett Group, Inc. (The) * ...................        113,400        409,374
   MDC Partners, Inc., Class A ...................         46,500        806,775
   Navigant Consulting, Inc. * ...................         35,400        332,406
   New Frontier Media, Inc. * ....................         68,700        144,957
   Pantry, Inc. (The) * ..........................         45,800        721,808
   Penske Automotive Group, Inc. * ...............         18,700        380,919
   Pool Corp. ....................................          6,400        159,744
   Providence Service Corp. * ....................         24,700        405,327
   Shoe Carnival, Inc. * .........................          6,600        171,204
                                                                    ------------
                                                                       6,296,729
                                                                    ------------

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
ENERGY--2.1%
   Approach Resources, Inc. * ....................          5,300   $    172,515
   Delek US Holdings, Inc. .......................          3,600         40,500
   GeoMet, Inc. * ................................         66,400         90,304
   Global Geophysical Services, Inc. * ...........          8,900        125,223
   Newpark Resources, Inc. * .....................         58,900        411,122
                                                                    ------------
                                                                         839,664
                                                                    ------------
FINANCE--22.3%
   A.B.Whatley Group, Inc., 144A * ...............         93,855            375
   Alterra Capital Holdings Ltd. .................         13,800        298,494
   Aspen Insurance Holdings Ltd. .................         11,700        345,735
   Bancorp Rhode Island, Inc. ....................          7,200        226,872
   Boston Private Financial
      Holdings, Inc. .............................         73,300        519,697
   Cathay General Bancorp ........................         36,400        645,008
   Delphi Financial Group, Inc.,
      Class A (a) ................................         17,000        526,320
   Encore Bancshares, Inc. * .....................         13,600        166,600
   ESSA Bancorp, Inc. ............................         12,300        159,900
   FBR Capital Markets Corp. * ...................        121,700        452,724
   Global Indemnity PLC * ........................          4,100         91,430
   Great American Group, Inc. * ..................         79,750         27,115
   Home Bancshares, Inc. .........................         19,200        432,576
   Maiden Holdings Ltd. ..........................         44,500        355,555
   Meadowbrook Insurance
      Group, Inc. ................................        100,300      1,019,048
   National Penn Bancshares, Inc. ................         44,600        354,124
   Nelnet, Inc., Class A .........................         15,200        339,416
   Radian Group, Inc. (a) ........................         41,000        289,460
   Renasant Corp. ................................         15,900        255,513
   SCBT Financial Corp. ..........................         11,000        356,290
   Simmons First National Corp.,
      Class A ....................................          9,800        282,044
   Stifel Financial Corp. * (a) ..................          3,369        241,692
   THL Credit, Inc. ..............................         19,800        266,310
   United Financial Bancorp, Inc. ................          9,900        154,539
   Validus Holdings Ltd. .........................         13,500        417,825
   ViewPoint Financial Group .....................         32,600        432,928
   Western Alliance Bancorp * (a) ................         13,900        112,729
   WSFS Financial Corp. ..........................          7,700        360,514
                                                                    ------------
                                                                       9,130,833
                                                                    ------------
HEALTH CARE--9.9%
   Accuray, Inc. * ...............................         37,600        372,240
   Alere, Inc. * .................................         14,700        568,008
   Assisted Living Concepts, Inc.,
      Class A * ..................................         11,300        406,235
   eResearch Technology, Inc. * ..................         17,100        108,585
   Exactech, Inc. * ..............................         11,000        208,450
   Healthways, Inc. * ............................          8,400        117,348
   ICU Medical, Inc. * ...........................         11,900        499,681
   Medical Action Industries, Inc. * .............         47,000        388,220
   RehabCare Group, Inc. * .......................         26,600        988,190
   Teleflex, Inc. (a) ............................          7,000        408,730
                                                                    ------------
                                                                       4,065,687
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 25

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
REAL ESTATE INVESTMENT TRUSTS--7.7%
   American Campus Communities,
      Inc. (a) ...................................          7,800   $    260,676
   American Capital Agency Corp. .................         13,800        406,410
   Campus Crest Communities, Inc. ................         22,000        315,040
   Chatham Lodging Trust * .......................         12,300        214,881
   Chimera Investment Corp. ......................         70,100        302,131
   Highwoods Properties, Inc. ....................         11,900        403,767
   Kennedy-Wilson Holdings, Inc. * ...............         14,600        160,600
   Lexington Realty Trust (a) ....................         45,400        429,938
   Starwood Property Trust, Inc. .................         14,000        327,460
   Washington Real Estate Investment
      Trust (a) ..................................         10,200        318,648
                                                                    ------------
                                                                       3,139,551
                                                                    ------------
TECHNOLOGY--6.4%
   Aeroflex Holding Corp. * ......................         27,900        548,235
   CDC Software Corp. - ADR * ....................         64,800        419,256
   CIBER, Inc. * .................................         88,800        414,696
   Digi International, Inc. * ....................         39,100        432,837
   Electronics for Imaging, Inc. * ...............          3,100         47,833
   Generac Holdings, Inc. * ......................         10,200        186,966
   ManTech International Corp.,
      Class A * (a) ..............................          3,100        133,920
   Plantronics, Inc. .............................          6,000        209,340
   Zoran Corp. * .................................         21,100        236,531
                                                                    ------------
                                                                       2,629,614
                                                                    ------------
TRANSPORTATION--7.2%
   Air Transport Services Group, Inc. * ..........         16,000        125,600
   AirTran Holdings, Inc. * ......................         49,500        361,350
   Celadon Group, Inc. * .........................         11,200        163,632
   Hawaiian Holdings, Inc. * .....................         38,900        258,296
   Republic Airways Holdings, Inc. * (a) .........         36,200        229,508
   Scorpio Tankers, Inc. * .......................         79,800        821,142
   Swift Transporation Co. * .....................         19,400        279,748
   US Airways Group, Inc. * (a) ..................         83,800        721,518
                                                                    ------------
                                                                       2,960,794
                                                                    ------------

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
UTILITIES--5.0%
   Aegean Marine Petroleum
      Network, Inc. ..............................         74,600   $    651,258
   California Water Service Group ................          4,700        165,816
   Nicor, Inc. ...................................          3,400        179,316
   Portland General Electric Co. .................         16,300        381,746
   StealthGas, Inc. * ............................         28,000        195,720
   UIL Holdings Corp. ............................          9,200        282,808
   Vectren Corp. .................................          6,600        173,712
                                                                    ------------
                                                                       2,030,376
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $30,821,916) ......................                    38,971,771
                                                                    ------------
PREFERRED STOCK--0.2%
ENERGY--0.2%
   GeoMet, Inc., Series A ........................          7,748         77,248
                                                                    ------------
      TOTAL PREFERRED STOCK
          (Cost $74,705) .........................                        77,248
                                                                    ------------
SECURITIES LENDING COLLATERAL--9.6%
   Institutional Money Market Trust ..............      3,683,120      3,683,120
   KBC Bank NV, 0.15%, 03/01/11,TD ...............        259,656        259,656
                                                                    ------------
      TOTAL SECURITIES LENDING COLLATERAL
         (Cost $3,942,776) .......................                     3,942,776
                                                                    ------------
TOTAL INVESTMENTS--105.0%
   (Cost $34,839,397) ............................                    42,991,795
                                                                    ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(5.0)% ..........................                    (2,052,471)
                                                                    ------------
NET ASSETS--100.0% ...............................                  $ 40,939,324
                                                                    ============

----------
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2011, these securities amounted to $375 or 0.0 % of net assets.. These 144A securities have not been deemed illiquid.

ADR  -- American Depositary Receipt

PLC  -- Public Limited Company

TD   -- Time Deposits

*    -- Non-income Producing

(a) -- All or a portion of the security is on loan. See Note 6 of the Notes to Financial Statements.

A summary of the inputs used to value the Fund's investments as of February 28, 2011 is as follows (see Note 1 in the Notes to Financial Statements):

                                                              LEVEL 2        LEVEL 3
                                   TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                  0/28/11        PRICE         INPUTS        INPUTS
                                -----------   -----------   -----------   ------------
Common Stock *                  $38,971,771   $38,971,771     $     --         $--
Preferred Stock - Energy             77,248        77,248           --          --
Securities Lending Collateral     3,942,776     3,683,120      259,656          --
                                -----------   -----------     --------         ---
   Total Assets                 $42,991,795   $42,732,139     $259,656         $--
                                ===========   ===========     ========         ===

* see Portfolio of Investments detail for industry and security type breakout.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          26 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                       PREFERRED STOCK
                                                   ----------------------
                                                      TOTAL
                                                   INVESTMENTS    ENERGY
                                                   -----------   --------
Balance as of August 31, 2010                        $ 74,710    $ 74,710
Accrued discounts/premiums                                 --          --
Net realized gain/(loss)                                   --          --
Change in unrealized appreciation/(depreciation)        2,538       2,538
Net purchases/(sales)                                      --          --
Transfers in and/or (out) of Level 3 *                (77,248)    (77,248)
                                                     --------    --------
Balance as of February 28, 2011                      $     --    $     --
                                                     ========    ========

* Transfers in and/or (out) of Level 3 are recognized as of the actual date of the event or change in circumstances that caused the transfer. The tranfer occurred because the security listed and began trading on an exchange, thereby providing market activity. The Fund presents unrealized appreciation/(depreciation) on the Statement of Operations as net change in unrealized appreciation/ (depreciation) on investments.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 27

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

SAM SUSTAINABLE GLOBAL ACTIVE FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
COMMON STOCK--96.6%
AUSTRALIA--1.5%
   National Australia Bank Ltd. (Financial) ......         11,900   $    312,594
                                                                    ------------
CANADA--9.7%
   Bank of Nova Scotia (Financial)(a) ............          4,700        290,695
   Canadian Imperial Bank of Commerce
      (Financial) ................................          4,900        414,524
   Sherritt International Corp. (Materials) ......         85,100        796,211
   Teck Resources Ltd., Class B (Materials) ......          2,404        132,999
   TELUS Corp. (Telecommunication Services) ......          9,000        446,040
                                                                    ------------
                                                                       2,080,469
                                                                    ------------
GERMANY--6.5%
   Deutsche Bank AG (Financial) ..................          6,000        385,671
   Henkel AG & Co. KGaA (Consumer Staples) .......          5,076        305,824
   MTU Aero Engines Holding AG (Industrials) .....          4,400        293,360
   Muenchener Rueckversicherungs-
      Gesellschaft AG (Financial) ................          2,462        410,922
                                                                    ------------
                                                                       1,395,777
                                                                    ------------
ISRAEL--1.6%
   Teva Pharmaceutical Industries Ltd.,
      Sponsored ADR (Health Care) ................          7,000        350,700
                                                                    ------------
ITALY--2.6%
   Snam Rete Gas SpA (Utilities) .................        100,000        547,015
                                                                    ------------
JAPAN--6.3%
   Asahi Breweries Ltd. (Consumer Staples) .......         16,800        323,657
   ITOCHU Corp. (Industrials) ....................         39,600        409,530
   Mitsubishi Corp. (Industrials) ................          7,900        218,347
   Mitsui O.S.K. Lines, Ltd. (Industrials) .......         59,000        390,184
                                                                    ------------
                                                                       1,341,718
                                                                    ------------
NETHERLANDS--1.5%
   Koninklijke Philips Electronics NV
      (Industrials) ..............................         10,000        326,498
                                                                    ------------
NORWAY--6.2%
   Aker Solutions ASA (Energy) ...................         26,200        554,391
   Norsk Hydro ASA (Materials) ...................         34,173        281,307
   Telenor ASA (Telecommunication Services) ......         30,000        497,393
                                                                    ------------
                                                                       1,333,091
                                                                    ------------
SPAIN--1.3%
   Repsol YPF SA (Energy) ........................          8,500        285,382
                                                                    ------------
SWEDEN--2.9%
   Boliden AB (Materials) ........................         12,402        264,739
   Svenska Cellulosa AB, Class B (Materials) .....         21,300        352,108
                                                                    ------------
                                                                         616,847
                                                                    ------------

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
SWITZERLAND--2.0%
   Zurich Financial Services AG (Financial) ......          1,500   $    435,421
                                                                    ------------
UNITED KINGDOM--13.4%
   AstraZeneca PLC (Health Care) .................          7,037        342,733
   Barclays PLC (Financial) ......................        101,260        526,514
   BG Group PLC (Energy) .........................         15,331        372,969
   BT Group PLC (Telecommunication Services) .....         75,000        222,145
   Legal & General Group PLC (Financial) .........        160,000        309,003
   Logica PLC (Information Technology) ...........        198,900        445,887
   Travis Perkins PLC (Industrials) ..............         40,747        659,090
                                                                    ------------
                                                                       2,878,341
                                                                    ------------
UNITED STATES--41.1%
   Chevron Corp. (Energy) ........................          3,431        355,966
   Del Monte Foods Co. (Consumer Staples) ........         12,000        227,160
   Forest Oil Corp. (Energy) (a) * ...............         11,911        422,721
   Hartford Financial Services Group, Inc.
      (Financial) ................................         25,200        745,920
   Health Net, Inc. (Health Care) * ..............         25,881        761,419
   Hewlett-Packard Co. (Information Technology) ..         15,048        656,544
   International Business Machines Corp.
      (Information Technology) ...................          3,365        544,726
   Johnson Controls, Inc. (Consumer
      Discretionary) .............................         12,600        514,080
   Kimberly-Clark Corp. (Consumer Staples) .......          5,766        379,979
   Limited Brands, Inc. (Consumer Discretionary)..         13,036        417,413
   McDonald's Corp. (Consumer Discretionary)(a) ..          2,656        201,006
   Microsoft Corp. (Information Technology) ......         16,400        435,912
   Mylan, Inc. (Health Care) * ...................         18,000        411,660
   Northeast Utilities (Utilities) ...............          9,200        313,168
   Occidental Petroleum Corp. (Energy) ...........          4,721        481,400
   Pfizer, Inc. (Health Care) ....................         27,356        526,329
   Procter & Gamble Co. (Consumer Staples) .......          8,962        565,054
   Reynolds American, Inc. (Consumer Staples) ....         14,000        480,480
   Target Corp. (Consumer Discretionary)(a) ......          6,100        320,556
   Temple-Inland, Inc. (Materials) ...............          2,300         53,798
                                                                    ------------
                                                                       8,815,291
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $16,756,082) ......................                    20,719,144
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          28 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

SAM SUSTAINABLE GLOBAL ACTIVE FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

                                                        Number
                                                       of Shares        Value
                                                     ------------   ------------
SECURITIES LENDING COLLATERAL--4.5%
   Institutional Money Market Trust ..............        895,896   $    895,896
   KBC Bank NV, 0.15%, 03/01/11,TD ...............         63,160         63,160
                                                                    ------------
      TOTAL SECURITIES LENDING COLLATERAL
         (Cost $959,056) .........................                       959,056
                                                                    ------------
TOTAL INVESTMENTS--101.1%
   (Cost $17,715,138) ............................                    21,678,200
                                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.1)% ....                      (238,032)
                                                                    ------------
NET ASSETS--100.0% ...............................                  $ 21,440,168
                                                                    ============

----------
ADR  -- American Depositary Receipt

PLC  -- Public Limited Company

TD   -- Time Deposits

*    -- Non-income producing.

(a)  -- All or a portion of the security is on loan. (see note 6)

A summary of the inputs used to value the Fund's investments as of February 28, 2011 is as follows (see note 1 in the Notes to Financial Statements):

                                                              LEVEL 2        LEVEL 3
                                   TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                  02/28/11       PRICE         INPUTS        INPUTS
                                -----------   -----------   -----------   ------------
Common Stock *                  $20,719,144   $20,719,144     $    --         $--
Securities Lending Collateral       959,056       895,896      63,160
                                -----------   -----------     -------         ---
   Total Assets                 $21,678,200   $21,615,040     $63,160         $--
                                ===========   ===========     =======         ===

*    see Portfolio of Investments detail for country and security type breakout.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 29

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                      ROBECO BOSTON   ROBECO BOSTON   ROBECO BOSTON   ROBECO BOSTON
                                                         PARTNERS        PARTNERS        PARTNERS        PARTNERS
                                                        SMALL CAP       LONG/SHORT      LONG/SHORT       ALL-CAP
                                                      VALUE FUND II    EQUITY FUND    RESEARCH FUND     VALUE FUND
                                                      -------------   -------------   -------------   -------------
ASSETS
   Investments in securities, at value +## ........    $131,957,683   $413,955,857     $17,762,272    $283,341,935
   Cash ...........................................       2,550,886     76,991,981       2,588,495      57,191,277
   Receivables
      Investments sold ............................         355,399     18,121,440       1,298,451         307,644
      Deposits with brokers for securities sold
         short and written options ................              --    200,292,314       6,212,304              --
      Dividends and interest ......................          65,431        358,699          20,582         321,041
      Capital shares sold .........................         235,651      1,028,540          32,938         345,063
   Prepaid expenses and other assets ..............          15,355         59,939          25,503          18,309
                                                       ------------   ------------     -----------    ------------
         Total assets .............................     135,180,405    710,808,770      27,940,545     341,525,269
                                                       ------------   ------------     -----------    ------------
LIABILITIES
   Securities sold short, at fair value +++ .......              --    204,223,392       7,456,295              --
   Options written, at value * ....................              --        161,510              --         899,469
   Foreign cash overdraft # .......................              --            103              --              --
   Payables
      Securities lending collateral ...............      16,707,049      7,155,540              --       5,985,471
      Investments purchased .......................          11,978      3,180,751       1,765,289      52,782,079
      Capital shares redeemed .....................         141,005        417,915             438          10,813
      Due to prime broker .........................              --     50,420,969         510,606              --
      Investment advisory fees ....................          78,446        722,707           1,641          72,101
      Distribution and service fees ...............          15,812         23,742             994           4,319
      Dividends on securities sold-short ..........              --         31,072           5,566              --
   Other accrued expenses and liabilities .........          37,958         76,690          38,936          46,561
                                                       ------------   ------------     -----------    ------------
         Total liabilities ........................      16,992,248    266,414,391       9,779,765      59,800,813
                                                       ------------   ------------     -----------    ------------
   Net Assets .....................................    $118,188,157   $444,394,379     $18,160,780    $281,724,456
                                                       ============   ============     ===========    ============
NET ASSETS CONSIST OF
   Par value ......................................    $      8,238   $     21,892     $     1,632    $     17,669
   Paid-in capital ................................     120,011,155    386,955,067      17,366,875     250,644,132
   Undistributed net investment
      income/(accumulated net investment loss) ....        (198,753)    (3,503,656)        (43,611)        177,676
   Accumulated net realized gain/(loss) from
      investments .................................     (25,682,820)    34,774,381         148,117       1,491,188
   Net unrealized appreciation on investments,
      securities sold short, written options and
      foreign currency translation ................      24,050,337     26,146,695         687,767      29,393,791
                                                       ------------   ------------     -----------    ------------
         Net Assets ...............................    $118,188,157   $444,394,379     $18,160,780    $281,724,456
                                                       ============   ============     ===========    ============
INSTITUTIONAL CLASS
   Net assets .....................................    $ 35,028,039   $319,832,769     $12,172,355    $258,162,535
   Shares outstanding .............................       2,378,752     15,578,415       1,093,766      16,187,432
                                                       ------------   ------------     -----------    ------------
   Net asset value, offering and redemption
      price per share .............................    $      14.73   $      20.53     $     11.13    $      15.95
                                                       ============   ============     ===========    ============
INVESTOR CLASS
   Net assets .....................................    $ 83,160,118   $124,561,610     $ 5,988,425    $ 23,561,921
   Shares outstanding .............................       5,858,920      6,313,804         538,531       1,481,452
                                                       ------------   ------------     -----------    ------------
   Net asset value, offering and redemption
      price per share .............................    $      14.19   $      19.73     $     11.12    $      15.90
                                                       ============   ============     ===========    ============
+    Investment in securities, at cost ............    $107,907,346   $362,900,505     $16,588,994    $253,843,712
##   Includes market value of securities on loan ..    $ 15,988,835   $  6,650,029     $        --    $  5,719,378
#    Foreign currency, at cost ....................    $         --   $       (101)    $        --    $         --
+++  Proceeds received, securities sold short .....    $         --   $179,267,376     $ 6,971,229    $         --
*    Premiums received, options written ...........    $         --   $    208,871     $        --    $    795,037

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          30 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

                                                                                       SAM
                                                                    ROBECO WPG      SUSTAINABLE
                                                                 SMALL/MICRO CAP   GLOBAL ACTIVE
                                                                    VALUE FUND         FUND
                                                                 ---------------   -------------
ASSETS
   Investments in securities, at value +## ...................     $42,991,795      $21,678,200
   Cash ......................................................       2,630,668          610,079
   Receivables
      Investments sold .......................................         236,361               --
      Dividends and interest .................................          20,034           54,929
      Capital shares sold ....................................          54,313           99,990
      Investment adviser .....................................              --            6,899
   Prepaid expenses and other assets .........................          12,479            6,444
                                                                   -----------      -----------
         Total assets ........................................      45,945,650       22,456,541
                                                                   -----------      -----------
LIABILITIES
   Payables
      Securities lending collateral ..........................       3,942,776          959,056
      Investments purchased ..................................         832,849               --
      Capital shares redeemed ................................         166,480               --
      Investment advisory fees ...............................          25,666               --
      Distribution and service fees ..........................              --                3
   Other accrued expenses and liabilities ....................          38,555           57,314
                                                                   -----------      -----------
         Total liabilities ...................................       5,006,326        1,016,373
                                                                   -----------      -----------
   Net Assets ................................................     $40,939,324      $21,440,168
                                                                   ===========      ===========
NET ASSETS CONSIST OF
   Par value .................................................     $     2,704      $     1,613
   Paid-in capital ...........................................      41,888,829       17,185,061
   Undistributed net investment income/(accumulated
      net investment loss) ...................................        (128,155)          50,842
   Accumulated net realized gain/(loss) from investments .....      (8,976,452)         238,878
   Net unrealized appreciation on investments
      and foreign currency translation .......................       8,152,398        3,963,774
                                                                   -----------      -----------
          Net Assets .........................................     $40,939,324      $21,440,168
                                                                   ===========      ===========
INSTITUTIONAL CLASS
   Net assets ................................................     $40,939,324      $21,428,692
   Shares outstanding ........................................       2,703,802        1,611,879
                                                                   -----------      -----------
   Net asset value, offering and redemption price per share ..     $     15.14      $     13.29
                                                                   ===========      ===========
INVESTOR CLASS
   Net assets ................................................     $        --      $    11,476
   Shares outstanding ........................................              --              863
                                                                   -----------      -----------
   Net asset value, offering and redemption price per share ..     $        --      $     13.29
                                                                   ===========      ===========
+    Investment in securities, at cost .......................     $34,839,397      $17,715,138
##   Includes market value of securities on loan .............     $ 3,760,761      $   933,040

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 31

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                              ROBECO BOSTON   ROBECO BOSTON    ROBECO BOSTON   ROBECO BOSTON
                                                                PARTNERS         PARTNERS        PARTNERS        PARTNERS
                                                                SMALL CAP       LONG/SHORT      LONG/SHORT        ALL-CAP
                                                              VALUE FUND II    EQUITY FUND    RESEARCH FUND*     VALUE FUND
                                                              -------------   -------------   --------------   -------------
INVESTMENT INCOME
   Dividends + ............................................    $   696,388     $  2,150,097     $   50,494      $ 1,240,926
   Interest ...............................................            852           11,240             15           11,976
   Income from securities loaned (Note 6) .................         18,213           37,690             --           14,295
                                                               -----------     ------------     ----------      -----------
      Total investment income .............................        715,453        2,199,027         50,509        1,267,197
                                                               -----------     ------------     ----------      -----------
EXPENSES
   Advisory fees ..........................................        528,566        3,782,109         43,100          718,859
   Distribution fees (Investor Class) .....................         93,120          131,571          1,812           20,204
   Administration and accounting fees .....................         56,330          152,347         15,003           86,794
   Transfer agent fees ....................................         53,490           77,217         22,335           42,785
   Registration and filing fees ...........................         22,152           36,898         17,524           23,083
   Printing and shareholder reporting fees ................         18,771           35,211          6,585           15,023
   Directors' and officers' fees ..........................         13,446           21,434          7,852           16,019
   Audit Fees .............................................         12,878           17,531         13,170           15,825
   Custodian fees .........................................         11,754           38,551         12,313           20,335
   Legal Fees .............................................          8,927           19,281          5,707           11,158
   Dividend expense on securities sold-short ..............             --          216,197         15,125               --
   Prime broker interest expense ..........................             --        1,192,053          6,798               --
   Other expenses .........................................          1,823            3,511          2,153            2,246
                                                               -----------     ------------     ----------      -----------
      Total expenses before waivers and reimbursements ....        821,257        5,723,911        169,477          972,331
      Less: waivers and reimbursements ....................        (41,002)         (29,009)       (75,357)        (323,126)
                                                               -----------     ------------     ----------      -----------
   Net expenses after waivers and reimbursements ..........        780,255        5,694,902         94,120          649,205
                                                               -----------     ------------     ----------      -----------
   Net investment income/(loss) ...........................        (64,802)      (3,495,875)       (43,611)         617,992
                                                               -----------     ------------     ----------      -----------
   Net realized gain/(loss) from:
      Investments .........................................      4,980,254       47,493,062        166,976        5,375,653
      Investments sold-short ..............................             --       (1,625,631)       (18,141)              --
      Foreign currency transactions .......................             --           14,949           (718)              --
      Written options ** ..................................             --          (53,120)            --         (772,172)
   Net change in unrealized appreciation/(depreciation) on:
      Investments .........................................     25,066,047       61,285,192      1,173,278       34,623,665
      Investments sold short ..............................             --      (28,816,274)      (485,066)              --
      Foreign currency translation ........................             --               (2)          (445)              --
      Written options ** ..................................             --           47,361             --         (240,905)
                                                               -----------     ------------     ----------      -----------
   Net realized and unrealized gain from investments ......     30,046,301       78,345,537        835,884       38,986,241
                                                               -----------     ------------     ----------      -----------
Net increase in net assets resulting from operations ......    $29,981,499     $ 74,849,662     $  792,273      $39,604,233
                                                               ===========     ============     ==========      ===========
+    Net of foreign witholding taxes of ...................    $        --     $    (11,138)    $   (1,251)     $    (2,811)
                                                               ===========     ============     ==========      ===========

* For the period September 30, 2010 (commencement of operations) to February 28, 2011.

**   Primary risk is equity contracts

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          32 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

STATEMENTS OF OPERATIONS (concluded)

                                                                                        SAM
                                                                   ROBECO WPG       SUSTAINABLE
                                                                 SMALL/MICRO CAP   GLOBAL ACTIVE
                                                                   VALUE FUND           FUND
                                                                 ---------------   -------------
INVESTMENT INCOME
   Dividends + ...............................................     $  176,423       $  269,703
   Interest ..................................................             --               94
   Income from securities loaned (Note 6) ....................         10,081              747
                                                                   ----------       ----------
      Total investment income ................................        186,504          270,544
                                                                   ----------       ----------
EXPENSES
   Advisory fees .............................................        167,435           76,683
   Distribution fees (Investor Class) ........................             --               13
   Administration and accounting fees ........................         43,428           43,926
   Transfer agent fees .......................................         40,983           36,965
   Registration and filing fees ..............................         14,088           16,411
   Printing and shareholder reporting fees ...................          6,500            3,008
   Directors' and officers' fees .............................         10,725           10,130
   Audit Fees ................................................         12,876           13,759
   Custodian fees ............................................         16,939           17,798
   Legal Fees ................................................          6,604            6,212
   Other expenses ............................................          2,728            1,521
                                                                   ----------       ----------
      Total expenses before waivers and reimbursements .......        322,306          226,426
      Less: waivers and reimbursements .......................         (7,647)        (111,388)
                                                                   ----------       ----------
   Net expenses after waivers and reimbursements .............        314,659          115,038
                                                                   ----------       ----------
   Net investment income/(loss) ..............................       (128,155)         155,506
                                                                   ----------       ----------
   Net realized gain/(loss) from:
      Investments ............................................      3,038,316          327,911
      Foreign currency transactions ..........................             --           (2,359)
   Net change in unrealized appreciation/(depreciation) on:
      Investments ............................................      6,671,521        3,998,380
      Foreign currency translation ...........................             --              683
                                                                   ----------       ----------
   Net realized and unrealized gain from investments .........      9,709,837        4,324,615
                                                                   ----------       ----------
Net increase in net assets resulting from operations .........     $9,581,682       $4,480,121
                                                                   ==========       ==========
+    Net of foreign witholding taxes of ......................     $   (1,634)      $  (14,936)
                                                                   ==========       ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 33

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        ROBECO BOSTON PARTNERS        ROBECO BOSTON PARTNERS
                                                                       SMALL CAP VALUE FUND II        LONG/SHORT EQUITY FUND
                                                                     ---------------------------   ---------------------------
                                                                       FOR THE                        FOR THE
                                                                      SIX MONTHS                    SIX MONTHS
                                                                        ENDED          FOR THE         ENDED         FOR THE
                                                                     FEBRUARY 28,    YEAR ENDED    FEBRUARY 28,    YEAR ENDED
                                                                         2011        AUGUST 31,        2011        AUGUST 31,
                                                                     (UNAUDITED)        2010        (UNAUDITED)       2010
                                                                     ------------   ------------   ------------   ------------
FROM OPERATIONS:
   Net investment income/(loss) ..................................   $    (64,802)  $    258,606   $ (3,495,875)  $ (4,229,971)
   Net realized gain from investments, securities sold
      short, written options and foreign currency ................      4,980,254      6,061,178     45,829,260     31,081,104
   Net change in unrealized appreciation/(depreciation) from
      investments, securities sold short, written options
      and foreign currency .......................................     25,066,047     (4,534,988)    32,516,277    (19,466,226)
                                                                     ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations .............     29,981,499      1,784,796     74,849,662      7,384,907
                                                                     ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class ........................................       (100,184)       (95,191)            --             --
      Investor Class .............................................        (95,484)       (94,823)            --             --
   Net realized capital gains
      Institutional Class ........................................             --             --    (17,894,655)            --
      Investor Class .............................................             --             --     (8,626,259)            --
                                                                     ------------   ------------   ------------   ------------
Net decrease in net assets from dividends and distributions
   to shareholders ...............................................       (195,668)      (190,014)   (26,520,914)            --
                                                                     ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
   Institutional Class
      Proceeds from shares sold ..................................      3,341,627      6,525,815    129,857,049    132,696,590
      Reinvestment of distributions ..............................         93,662         93,687     14,385,081             --
      Shares redeemed ............................................     (2,909,417)    (3,316,755)   (21,901,791)   (27,301,878)
      Redemption fees (Note 8) ...................................          1,338            476         77,789        365,813
   Investor Class
      Proceeds from shares sold ..................................      9,574,533     27,718,964     31,694,733     70,371,181
      Reinvestment of distributions ..............................         94,378         93,851      8,458,921             --
      Shares redeemed ............................................     (8,793,987)   (10,587,822)   (13,068,472)   (22,909,284)
      Redemption fees (Note 8) ...................................          3,225            734         36,686        234,720
                                                                     ------------   ------------   ------------   ------------
Net increase in net assets from capital transactions .............      1,405,359     20,528,950    149,539,996    153,457,142
                                                                     ------------   ------------   ------------   ------------
Total increase in net assets .....................................     31,191,190     22,123,732    197,868,744    160,842,049
NET ASSETS
      Beginning of period ........................................     86,996,967     64,873,235    246,525,635     85,683,586
                                                                     ------------   ------------   ------------   ------------
      End of period ..............................................   $118,188,157   $ 86,996,967   $444,394,379   $246,525,635
                                                                     ============   ============   ============   ============
      Undistributed net investment income/(loss), end of period ..   $   (198,753)  $     61,717   $ (3,503,656)  $     (7,781)
                                                                     ============   ============   ============   ============
SHARE TRANSACTIONS:
   Institutional Class
      Shares sold ................................................        255,959        555,555      6,511,943      7,534,517
      Shares reinvested ..........................................          6,807          8,233        734,681             --
      Shares redeemed ............................................       (218,805)      (275,515)    (1,115,041)    (1,561,805)
                                                                     ------------   ------------   ------------   ------------
Net increase .....................................................         43,961        288,273      6,131,583      5,972,712
                                                                     ------------   ------------   ------------   ------------
   Investor Class
      Shares sold ................................................        766,533      2,391,723      1,657,678      4,227,832
      Shares reinvested ..........................................          7,112          8,540        449,464             --
      Shares redeemed ............................................       (683,933)      (923,475)      (679,838)    (1,364,973)
                                                                     ------------   ------------   ------------   ------------
Net increase .....................................................         89,712      1,476,788      1,427,304      2,862,859
                                                                     ------------   ------------   ------------   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          34 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

                                                                                     ROBECOBOSTON
                                                                                       PARTNERS
                                                                                      LONG/SHORT       ROBECO BOSTON PARTNERS
                                                                                    RESEARCH FUND        ALL-CAP VALUE FUND
                                                                                    -------------   ---------------------------
                                                                                        PERIOD         FOR THE
                                                                                    SEPTEMBER 30,    SIX MONTHS
                                                                                       2010 TO          ENDED          FOR THE
                                                                                     FEBRUARY 28,   FEBRUARY 28,    YEAR ENDED
                                                                                         2011           2011        AUGUST 31,
                                                                                     (UNAUDITED)*    (UNAUDITED)       2010
                                                                                    -------------   ------------   ------------
FROM OPERATIONS:
   Net investment income/(loss) .................................................    $   (43,611)   $    617,992   $    724,663
   Net realized gain from investments, securities sold
      short, written options and foreign currency ...............................        148,117       4,603,481      3,905,856
   Net change in unrealized appreciation/(depreciation) from
      investments, securities sold short, written options and foreign currency ..        687,767      34,382,760     (6,754,676)
                                                                                     -----------    ------------   ------------
Net increase/(decrease) in net assets resulting
   from operations ..............................................................        792,273      39,604,233     (2,124,157)
                                                                                     -----------    ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class .......................................................             --      (1,101,905)      (728,026)
      Investor Class ............................................................             --         (63,061)       (63,358)
   Net realized capital gains
      Institutional Class .......................................................             --      (2,218,532)            --
      Investor Class ............................................................             --        (201,330)            --
                                                                                     -----------    ------------   ------------
Net decrease in net assets from dividends and distributions to shareholders .....             --      (3,584,828)      (791,384)
                                                                                     -----------    ------------   ------------
CAPITAL TRANSACTIONS:
   Institutional Class
      Proceeds from shares sold .................................................     11,552,472     117,414,646     53,342,730
      Reinvestment of distributions .............................................             --       3,267,204        617,838
      Shares redeemed ...........................................................         (7,074)     (7,679,450)    (3,296,424)
      Redemption fees (Note 8) ..................................................          1,082              --             --
   Investor Class
      Proceeds from shares sold .................................................      6,079,593      10,317,877     20,987,057
      Reinvestment of distributions .............................................             --         252,790         61,116
      Shares redeemed ...........................................................       (257,915)     (3,321,182)   (11,615,247)
      Redemption fees (Note 8) ..................................................            349              --             --
                                                                                     -----------    ------------   ------------
Net increase in net assets from capital transactions ............................     17,368,507     120,251,885     60,097,070
                                                                                     -----------    ------------   ------------
Total increase in net assets ....................................................     18,160,780     156,271,290     57,181,529
NET ASSETS
      Beginning of period .......................................................             --     125,453,166     68,271,637
                                                                                     -----------    ------------   ------------
      End of period .............................................................    $18,160,780    $281,724,456   $125,453,166
                                                                                     ===========    ============   ============
      Undistributed net investment income/(loss), end of period .................    $   (43,611)   $    177,676   $    724,650
                                                                                     ===========    ============   ============
SHARE TRANSACTIONS:
   Institutional Class
      Shares sold ...............................................................      1,094,410       7,736,561      3,931,770
      Shares reinvested .........................................................             --         218,688         46,176
      Shares redeemed ...........................................................           (644)       (515,206)      (251,720)
                                                                                     -----------    ------------   ------------
Net increase ....................................................................      1,093,766       7,440,043      3,726,226
                                                                                     -----------    ------------   ------------
   Investor Class
      Shares sold ...............................................................        562,223         673,508      1,472,751
      Shares reinvested .........................................................             --          16,966          4,581
      Shares redeemed ...........................................................        (23,692)       (226,571)      (874,208)
                                                                                     -----------    ------------   ------------
Net increase ....................................................................        538,531         463,903        603,124
                                                                                     -----------    ------------   ------------

*    Commencement of operations.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 35

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

                                                                              ROBECO WPG                         SAM
                                                                      SMALL/MICRO CAP VALUE FUND   SUSTAINABLE GLOBAL ACTIVE FUND
                                                                     ---------------------------   ------------------------------
                                                                       FOR THE                          FOR THE
                                                                      SIX MONTHS                      SIX MONTHS       PERIOD
                                                                        ENDED          FOR THE           ENDED        JUNE 18,
                                                                     FEBRUARY 28,    YEAR ENDED      FEBRUARY 28,     2009* TO
                                                                         2011        AUGUST 31,          2011        AUGUST 31,
                                                                     (UNAUDITED)        2010          (UNAUDITED)       2010
                                                                     ------------   ------------     ------------   -----------
FROM OPERATIONS:
   Net investment income/(loss) ..................................   $  (128,155)    $  (138,673)     $   155,506   $   241,553
   Net realized gain from investments and foreign currency .......     3,038,316       5,294,081          325,552       860,306
   Net change in unrealized appreciation/(depreciation) from
      investments and foreign currency ...........................     6,671,521      (1,468,131)       3,999,063      (696,759)
                                                                     -----------     -----------      -----------   -----------
Net increase in net assets resulting from operations .............     9,581,682       3,687,277        4,480,121       405,100
                                                                     -----------     -----------      -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class ........................................            --        (107,006)        (310,944)      (51,677)
      Investor Class .............................................            --              --             (146)          (21)
   Net realized capital gains
      Institutional Class ........................................            --              --         (638,542)     (936,892)
      Investor Class .............................................            --              --             (348)         (456)
                                                                     -----------     -----------      -----------   -----------
Net decrease in net assets from dividends and distributions
   to shareholders ...............................................            --        (107,006)        (949,980)     (989,046)
                                                                     -----------     -----------      -----------   -----------
CAPITAL TRANSACTIONS:
   Institutional Class
      Proceeds from shares sold ..................................       572,617         311,566          997,247     6,210,174
      Reinvestment of distributions ..............................            --          93,748          918,071       861,288
      Shares redeemed ............................................    (1,608,521)     (6,997,084)        (771,157)   (1,345,517)
      Redemption fees (Note 8) ...................................            --              61               --           277
   Investor Class
      Proceeds from shares sold ..................................            --              --               --         5,500
      Reinvestment of distributions ..............................            --              --              494           477
                                                                     -----------     -----------      -----------   -----------
Net increase/(decrease) in net assets from capital
   transactions ..................................................    (1,035,904)     (6,591,709)       1,144,655     5,732,199
                                                                     -----------     -----------      -----------   -----------
Total increase/(decrease) in net assets ..........................     8,545,778      (3,011,438)       4,674,796     5,148,253
NET ASSETS
      Beginning of period ........................................    32,393,546      35,404,984       16,765,372    11,617,119
                                                                     -----------     -----------      -----------   -----------
      End of period ..............................................   $40,939,324     $32,393,546      $21,440,168   $16,765,372
                                                                     ===========     ===========      ===========   ===========
      Undistributed net investment income/(loss), end of period ..   $  (128,155)    $        --      $    50,842   $   206,426
                                                                     ===========     ===========      ===========   ===========
SHARE TRANSACTIONS:
   Institutional Class
      Shares sold ................................................        38,794          26,105           75,355       536,115
      Shares reinvested ..........................................            --           8,453           74,458        75,551
      Shares redeemed ............................................      (116,711)       (602,576)         (61,799)     (115,503)
                                                                     -----------     -----------      -----------   -----------
Net increase/(decrease) ..........................................       (77,917)       (568,018)          88,014       496,163
                                                                     -----------     -----------      -----------   -----------
   Investor Class
      Shares sold ................................................            --              --               --           472
      Shares reinvested ..........................................            --              --               39            42
                                                                     -----------     -----------      -----------   -----------
Net increase .....................................................            --              --               39           514
                                                                     -----------     -----------      -----------   -----------

*    Commencement of operations.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          36 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2011 (UNAUDITED)

STATEMENT OF CASH FLOWS

                                                                        ROBECO BOSTON    ROBECO BOSTON
                                                                           PARTNERS        PARTNERS
                                                                          LONG/SHORT      LONG/SHORT
                                                                         EQUITY FUND    RESEARCH FUND*
                                                                        -------------   --------------
CASH FLOWS PROVIDED FROM (USED IN) OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations .............   $  74,849,662    $    792,273
   Adjustments to reconcile net increase in net assets
      resulting from operations to net cash provided by
      (used in) operating activities:
   Purchases of long-term portfolio investments .....................    (234,862,747)    (18,215,320)
   Proceeds from disposition of long-term portfolio investments .....     164,428,326       2,260,140
   Purchases to cover short sales ...................................     136,819,954       7,572,493
   Proceeds from short sales ........................................     (19,205,698)       (619,405)
   Proceeds for written options .....................................         471,656              --
   Proceeds from litigation .........................................           7,579              --
   Net realized loss on investments, investments sold short
      and written options ...........................................     (45,814,311)       (148,835)
   Net unrealized appreciation on investments, investments sold short
      and written options ...........................................     (32,516,279)       (688,212)
   Effect of exchange rate changes on cash ..........................         (14,947)             --
   Decrease in securities lending collateral ........................       9,512,059              --
   Increase in deposits with brokers for securities sold short ......    (142,417,084)     (6,212,304)
   Increase in dividend and interest receivable .....................        (172,853)        (20,582)
   Increase in prepaid expenses and other assets ....................         (20,977)        (25,503)
   Decrease in payable for securities lending collateral ............      (9,512,059)             --
   Increase in dividend payable for short sales .....................          22,365           5,566
   Increase in foreign cash overdraft ...............................            (103)             --
   Increase/(decrease) in interest payable ..........................            (356)             --
   Increase in payable to adviser ...................................         289,705           1,641
   Increase/(decrease) in accrued expenses ..........................          (2,671)         39,930
                                                                        -------------    ------------
   NET CASH USED IN OPERATING ACTIVITIES ............................     (98,138,779)    (15,258,118)
                                                                        -------------    ------------
   CASH FLOWS FROM FINANCING ACTIVITIES:
   Increase in payable to Prime Broker ..............................      32,069,404         510,606
   Net payment for fund share activity ..............................     125,822,597      17,336,007
   Distributions paid from realized capital gains ...................      (3,676,912)             --
                                                                        -------------    ------------
   Net cash provided by financing activities ........................     154,215,089      17,846,613
                                                                        -------------    ------------
   NET INCREASE IN CASH AND FOREIGN CURRENCY ........................      56,076,310       2,588,495
   CASH AT BEGINNING OF PERIOD ......................................   $  20,915,568    $         --
                                                                        =============    ============
   CASH AT END OF PERIOD ............................................   $  76,991,878    $  2,588,495
                                                                        =============    ============
   SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
   Cash paid during the period for interest expense .................   $   1,204,489    $      6,798
                                                                        =============    ============

* For the period September 30, 2010 (commencement of operations) to February 28, 2011.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 37

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS                             PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                              NET                                             DIVIDENDS TO DISTRIBUTIONS TO
                             ASSET                   NET REALIZED     TOTAL   SHAREHOLDERS   SHAREHOLDERS
                             VALUE,        NET      AND UNREALIZED    FROM      FROM NET       FROM NET
                           BEGINNING   INVESTMENT   GAIN/(LOSS) ON INVESTMENT  INVESTMENT      REALIZED       RETURN       TOTAL
                           OF PERIOD INCOME/(LOSS)*  INVESTMENTS   OPERATIONS    INCOME         GAINS       OF CAPITAL DISTRIBUTIONS
                           --------- -------------- -------------- ---------- ------------ ---------------- ---------- -------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
   INSTITUTIONAL CLASS
   9/1/10 through 2/28/11+   $11.02     $   --(3)       $ 3.75       $ 3.75      $(0.04)        $   --        $   --        $(0.04)
   8/31/10                    10.49       0.06            0.52         0.58       (0.05)            --            --         (0.05)
   8/31/09                    11.87       0.11           (1.26)       (1.15)      (0.14)         (0.05)        (0.04)        (0.23)
   8/31/08                    21.47       0.07           (1.97)       (1.90)         --          (7.70)           --         (7.70)
   8/31/07                    22.82      (0.01)           2.41         2.40       (0.09)         (3.67)           --         (3.76)
   8/31/06                    24.75      (0.08)           1.57         1.49          --          (3.42)           --         (3.42)
   INVESTOR CLASS
   9/1/10 through 2/28/11+   $10.62     $(0.01)         $ 3.60       $ 3.59      $(0.02)        $   --        $   --        $(0.02)
   8/31/10                    10.11       0.03            0.50         0.53       (0.02)            --            --         (0.02)
   8/31/09                    11.43       0.07           (1.20)       (1.13)      (0.11)         (0.05)        (0.03)        (0.19)
   8/31/08                    21.02       0.03           (1.92)       (1.89)         --          (7.70)           --         (7.70)
   8/31/07                    22.40      (0.07)           2.37         2.30       (0.02)         (3.67)           --         (3.69)
   8/31/06                    24.35      (0.13)           1.54         1.41          --          (3.36)           --         (3.36)
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
   INSTITUTIONAL CLASS
   9/1/10 through 2/28/11+   $17.41     $(0.20)         $ 4.93       $ 4.73      $   --         $(1.62)       $   --        $(1.62)
   8/31/10                    15.75      (0.37)           1.98         1.61          --             --            --            --
   8/31/09                    15.47      (0.22)           2.98         2.76          --          (2.48)           --         (2.48)
   8/31/08                    17.23      (0.36)           0.50         0.14          --          (1.90)           --         (1.90)
   8/31/07                    18.57      (0.21)           0.73         0.52          --          (1.86)           --         (1.86)
   8/31/06                    17.89      (0.26)           2.40         2.14          --          (1.47)           --         (1.47)
   INVESTOR CLASS
   9/1/10 through 2/28/11+   $16.80     $(0.21)         $ 4.75       $ 4.54      $   --         $(1.62)       $   --        $(1.62)
   8/31/10                    15.31      (0.40)           1.84         1.44          --             --            --            --
   8/31/09                    15.17      (0.25)           2.87         2.62          --          (2.48)           --         (2.48)
   8/31/08                    16.97      (0.39)           0.49         0.10          --          (1.90)           --         (1.90)
   8/31/07                    18.36      (0.26)           0.73         0.47          --          (1.86)           --         (1.86)
   8/31/06                    17.74      (0.30)           2.38         2.08          --          (1.47)           --         (1.47)
ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND
   INSTITUTIONAL CLASS
      9/30/10**
      through 2/28/11+       $10.00     $(0.05)         $ 1.18       $ 1.13      $   --         $   --        $   --        $   --
   INVESTOR CLASS11/29/10**
      through 2/28/11+       $10.40     $(0.04)         $ 0.76       $ 0.72      $   --         $   --        $   --        $   --

+    Unaudited.

*    Calculated based on average shares outstanding for the period.

**   Commencement of operations.

(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.

(2)  Redemption fees are reflected in total return calculations.

(3)  Amount is less than $0.01 per share.

(4)  Annualized.

(5)  Not Annualized.

(6) Includes dividend expense of 0.44%, which is outside of the expense caps of 2.25% and 2.50% for Institutional Class and Investor Class, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          38 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)                 PER SHARE OPERATING PERFORMANCE

                                                          RATIO OF
                                                         EXPENSES TO                     RATIO OF NET
                                                         AVERAGE NET                      INVESTMENT
                                           RATIO OF      ASSETS WITH        RATIO OF    INCOME/(LOSS)
            NET                  NET     EXPENSES TO     WAIVERS AND      EXPENSES TO     TO AVERAGE
           ASSET               ASSETS,   AVERAGE NET    REIMBURSEMENTS    AVERAGE NET     NET ASSETS
           VALUE,    TOTAL     END OF    ASSETS WITH     (EXCLUDING     ASSETS WITHOUT   WITH WAIVERS  PORTFOLIO
REDEMPTION END OF INVESTMENT   PERIOD    WAIVERS AND     DIVIDEND AND     WAIVERS AND        AND       TURNOVER
  FEES     PERIOD RETURN(1,2)   (000)  REIMBURSEMENTS INTEREST EXPENSE)  REIMBURSEMENTS REIMBURSEMENTS    RATE
---------- ------ ----------- -------- -------------- ----------------- --------------- -------------- ---------


 $  --(3)  $14.73    34.07%   $ 35,028    1.30%(4)          N/A             1.38%(4)       0.05%(4)      21%(5)
    --(3)   11.02     5.47      25,736    1.30              N/A             1.39           0.51          43
    --(3)   10.49    (8.97)     21,466    1.30              N/A             1.74           1.29          66
    --(3)   11.87   (10.15)     56,652    1.39              N/A             1.54           0.47          54
  0.01      21.47    10.53      94,337    1.55              N/A             1.56          (0.09)         46
    --(3)   22.82     6.39     114,153    1.52              N/A             1.53          (0.34)         34

 $  --(3)  $14.19    33.78%   $ 83,160    1.55%(4)          N/A             1.63%(4)      (0.20)%(4)     21%(5)
    --(3)   10.62     5.26      61,260    1.55              N/A             1.63           0.25          43
    --(3)   10.11    (9.20)     43,408    1.55              N/A             2.00           0.90          66
    --(3)   11.43   (10.40)     65,370    1.64              N/A             1.79           0.19          54
  0.01      21.02    10.26     154,546    1.80              N/A             1.81          (0.32)         46
    --(3)   22.40     6.12     230,362    1.77              N/A             1.78          (0.58)         34


 $0.01     $20.53    27.70%   $319,833    3.31%(4)         2.47%(4)         3.33%(4)      (2.00)%(4)     55%(5)
  0.05      17.41    10.54     164,438    3.40             2.50             3.46          (2.10)         81
    --(3)   15.75    30.02      54,703    3.35             2.50             4.04          (1.85)        172
    --(3)   15.47     1.12      36,423    3.98             2.50             4.36          (2.27)        124
    --(3)   17.23     2.61      73,770    3.44             2.50             3.60          (1.17)         93
  0.01      18.57    12.93      90,313    3.24             2.50             3.40          (1.51)        109

 $0.01     $19.73    27.57%   $124,562    3.56%(4)         2.72%(4)         3.58%(4)      (2.25)%(4)     55%(5)
  0.05      16.80     9.73      82,088    3.65             2.75             3.70          (2.35)         81
    --(3)   15.31    29.63      30,980    3.55             2.75             4.19          (2.09)        172
    --(3)   15.17     0.88       7,728    4.23             2.75             4.61          (2.51)        124
    --(3)   16.97     2.35      14,664    3.69             2.75             3.85          (1.42)         93
  0.01      18.36    12.69      20,706    3.48             2.75             3.65          (1.77)        109



 $  --(3)  $11.13    11.30%   $ 12,172    2.70%(4, 6)      2.06%(4)         5.02%(4)      (1.21)%(4)     38%(5)

 $  --(3)  $11.12     6.92%   $  5,988    2.95%(4, 6)      2.31%(4)         5.27%(4)      (1.49)%(4)     38%(5)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 39

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)                 PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                                                             DISTRIBUTIONS
                                NET                                             DIVIDENDS TO       TO
                               ASSET                   NET REALIZED     TOTAL   SHAREHOLDERS  SHAREHOLDERS
                               VALUE,        NET      AND UNREALIZED    FROM      FROM NET      FROM NET
                             BEGINNING   INVESTMENT   GAIN/(LOSS) ON INVESTMENT  INVESTMENT     REALIZED       TOTAL     REDEMPTION
                             OF PERIOD INCOME/(LOSS)*   INVESTMENTS  OPERATIONS    INCOME        GAINS     DISTRIBUTIONS    FEES
                             --------- -------------- -------------- ---------- ------------ ------------- ------------- ----------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
   INSTITUTIONAL CLASS
   9/1/10 through 2/28/11+     $12.85    $ 0.05           $ 3.34       $ 3.39      $(0.10)      $(0.19)       $(0.29)        $--
   8/31/10                      12.56      0.10             0.32         0.42       (0.13)          --         (0.13)         --
   8/31/09                      13.61      0.19            (1.03)       (0.84)      (0.12)       (0.09)        (0.21)         --
   8/31/08                      16.47      0.23            (1.54)       (1.31)      (0.16)       (1.39)        (1.55)         --
   8/31/07                      15.69      0.16             2.05         2.21       (0.13)       (1.30)        (1.43)         --
   8/31/06                      15.54      0.15             1.03         1.18       (0.08)       (0.95)        (1.03)         --
   INVESTOR CLASS
   9/1/10 through 2/28/11+     $12.79    $ 0.03           $ 3.33       $ 3.36      $(0.06)      $(0.19)       $(0.25)        $--
   8/31/10                      12.52      0.07             0.31         0.38       (0.11)          --         (0.11)         --
   8/31/09                      13.56      0.16            (1.03)       (0.87)      (0.08)       (0.09)        (0.17)         --
   8/31/08                      16.41      0.16            (1.51)       (1.35)      (0.11)       (1.39)        (1.50)         --
   8/31/07                      15.63      0.11             2.06         2.17       (0.09)       (1.30)        (1.39)         --
   8/31/06                      15.49      0.11             1.03         1.14       (0.05)       (0.95)        (1.00)         --
ROBECO WPG SMALL/MICRO CAP VALUE FUND
   INSTITUTIONAL CLASS
   9/1/10 through 2/28/11+     $11.65    $(0.05)          $ 3.54       $ 3.49      $   --       $   --        $   --         $--
   8/31/10                      10.57     (0.05)            1.16         1.11       (0.03)          --         (0.03)         --(3)
   8/31/09                      12.18      0.03            (1.62)       (1.59)      (0.01)       (0.01)        (0.02)         --
   8/31/08                      17.05      0.05(6)         (2.46)       (2.41)      (0.01)       (2.45)        (2.46)         --
   8/31/07                      16.54      0.01(6)          2.31         2.32          --        (1.81)        (1.81)         --
   8/31/06                      17.42        --(3, 6)       1.10         1.10          --        (1.98)        (1.98)         --
SAM SUSTAINABLE GLOBAL ACTIVE FUND
   INSTITUTIONAL CLASS
   9/1/10 through 2/28/11+     $11.00    $ 0.10           $ 2.82       $ 2.92      $(0.21)      $(0.42)       $(0.63)        $--
   8/31/10                      11.30      0.18             0.47         0.65       (0.05)       (0.90)        (0.95)         --(3)
   6/18/09** through 8/31/09    10.00      0.01             1.29         1.30          --           --             --         --
   INVESTOR CLASS
   9/1/10 through 2/28/11+     $10.98    $ 0.08           $ 2.83       $ 2.91      $(0.18)      $(0.42)       $(0.60)        $--
   8/31/10                      11.30      0.16             0.46         0.62       (0.04)       (0.90)        (0.94)         --(3)
   7/15/09** through 8/31/09    10.13        --(4)          1.17         1.17          --           --             --         --

+  Unaudited.

*    Calculated based on average shares outstanding, unless otherwise noted.

**   Commencement of operations.

(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.

(2)  Redemption fees are reflected in total return calculations.

(3)  Amount is less than $0.01.

(4)  Annualized.

(5)  Not Annualized.

(6)  Calculated using the SEC's undistributed net investment income method.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          40 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)                 PER SHARE OPERATING PERFORMANCE

                                                            RATIO OF NET
                                                             INVESTMENT
                                RATIO OF       RATIO OF     INCOME/(LOSS)
  NET                  NET     EXPENSES TO    EXPENSES TO    TO AVERAGE
ASSET                ASSETS,   AVERAGE NET    AVERAGE NET    NET ASSETS
VALUE,    TOTAL      END OF    ASSETS WITH  ASSETS WITHOUT  WITH WAIVERS  PORTFOLIO
END OF  INVESTMENT   PERIOD    WAIVERS AND    WAIVERS AND        AND       TURNOVER
PERIOD RETURN(1, 2)   (000)  REIMBURSEMENTS REIMBURSEMENTS REIMBURSEMENTS    RATE
------ ------------ -------- -------------- -------------- -------------- ---------


$15.95     26.52%   $258,163     0.70%(4)       1.06%(4)        0.71%(4)      16%(5)
 12.85      3.31     112,437     0.80           1.15            0.75          48
 12.56     (5.88)     63,085     0.95           1.50            1.79          55
 13.61     (8.55)     51,850     0.95           1.70            1.59          44
 16.47     14.38      13,720     0.95           2.24            0.92          45
 15.69      7.95       9,374     1.09           2.93            0.94          51

$15.90     26.43%   $ 23,562     0.95%(4)       1.31%(4)        0.46%(4)      16%(5)
 12.79      3.01      13,016     1.03           1.39            0.55          48
 12.52     (6.15)      5,187     1.20           1.75            1.51          55
 13.56     (8.82)      3,164     1.20           1.95            1.10          44
 16.41     14.16       4,021     1.20           2.49            0.67          45
 15.63      7.72       3,739     1.34           3.19            0.69          51


$15.14     29.96%   $ 40,939     1.69%(4)       1.73%(4)       (0.69)%(4)     38%(5)
 11.65     10.54      32,394     1.69           1.77           (0.39)         94
 10.57    (12.93)     35,405     1.61           1.95            0.37         137
 12.18    (15.12)     43,133     1.61           1.65            0.11         131
 17.05     14.28      53,962     1.47           1.47            0.09         138
 16.54      7.16      48,607     1.43           1.43            0.02         139


$13.29     26.97%   $ 21,429     1.20%(4)       2.36%(4)        1.62%(4)      20%(5)
 11.00      5.42      16,756     1.20           2.81            1.58          88
 11.30     13.00      11,614     1.20(4)        4.06(4)         0.27(4)       72(5)

$13.29     26.93%   $     11     1.45%(4)       2.61%(4)        1.36%(4)      20%(5)
 10.98      5.14           9     1.45           3.06            1.38          88
 11.30     11.55           4     1.45(4)        4.20(4)         0.13(4)       72(5)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2011 | 41

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series trust," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including Robeco Boston Partners Small Cap Value Fund II ("BP Small Cap Value Fund II"), Robeco Boston Partners Long/Short Equity Fund ("BP Long/Short Equity Fund"), Robeco Boston Partners Long/Short Research Fund ("BP Long/Short Research Fund"), (collectively "BP Funds"), Robeco WPG Small/Micro Cap Value Fund ("WPG Small/Micro Cap Value Fund"), formerly Robeco WPG Small Cap Value Fund, and SAM Sustainable Global Active Fund (each a "Fund," collectively the "Funds"). As of February 28, 2011, the BP Funds and the SAM Sustainable Global Active Fund each offer two classes of shares, Institutional Class and Investor Class. The WPG Small/Micro Cap Value Fund is a single class fund, offering only the Institutional Class of shares.

     RBB has authorized capital of one hundred billion shares of common stock of which 79.373 billion shares are currently classified into one hundred and thirty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

     PORTFOLIO VALUATION -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

     FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of February 28, 2011 is included in each Fund's Portfolio of Investments.

     At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally,


                          42 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

management evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

     As of February 28, 2011, management has evaluated the activity in Levels 1, 2 and 3 and has concluded that there were no significant changes to report.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received from Real Estate Investment Trusts that may be considered return of capital distributions or capital gain distributions. The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company's Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. generally accepted accounting principles.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.


                           SEMI-ANNUAL REPORT 2011 | 43

ROBECO INVESTMENT FUNDS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FOREIGN SECURITIES -- There are certain risks resulting from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include political, economic and currency exchange developments, including investment restrictions and changes in foreign laws.

     OPTIONS WRITTEN --The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The BP All-Cap Value Fund, the WPG Small/Micro Cap Value Fund and the SAM Sustainable Global Active Fund write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

     Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

     The BP Long/Short Equity Fund and the BP All-Cap Value Fund had transactions in options written during the six-month period ended February 28, 2011 as follows:

                                           BP LONG/SHORT EQUITY FUND    BP ALL-CAP VALUE FUND
                                           -------------------------    ---------------------
                                           NUMBER OF        PREMIUMS    NUMBER OF   PREMIUMS
                                           CONTRACTS        RECEIVED    CONTRACTS   RECEIVED
                                           ---------        --------    ---------  ----------
Options outstanding at August 31, 2010          --          $     --       6,002   $1,000,610
Options written                              1,339           471,656       6,820      857,966
Options closed                                  --                --      (6,791)    (995,837)
Options expired                                 --                --         (94)     (39,882)
Options exercised                             (784)         (262,785)       (260)     (27,820)
                                             -----          --------       -----    ---------
Options outstanding at February 28, 2011       555          $208,871       5,677   $  795,037
                                             =====          ========       =====    =========

     For the six-month period ended February 28, 2011, the average volume of written options for the BP Long/Short Equity Fund and the BP All-Cap Value Fund was $69,624 and $994,895, respectively.

     SHORT SALES -- When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

     In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. For the six-month period ended February 28, 2011, the BP Long/Short Equity Fund and the BP Long/Short Research Fund had net charges of $1,077,582 and $6,138, respectively, on borrowed securities. Such amounts are included in prime broker interest expense on the statement of operations.


                           44 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     As of February 28, 2011, the BP Long/Short Equity Fund and the BP Long/Short Research Fund had securities sold short valued at $204,223,392 and $7,456,295, respectively, for which securities of $198,210,329 and $6,214,150 and cash deposits of $149,729,301 and $5,701,909, respectively, were pledged as collateral.

     In accordance with the Special Custody and Pledge Agreement with Goldman Sachs (the Fund's prime broker), the BP Long/Short Equity Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

     The BP Long/Short Equity Fund and the BP Long/Short Research Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the six-month period ended February 28, 2011:

                                              AVERAGE DAILY   WEIGHTED AVERAGE
                              DAYS UTILIZED     BORROWINGS      INTEREST RATE
                              -------------   -------------   ----------------
BP Long/Short Equity Fund          181         $33,839,262          0.68%
BP Long/Short Research Fund        138             232,858          0.65%

     As of February 28, 2011, the BP Long/Short Equity Fund and the BP Long/Short Research Fund had borrowings of $50,400,177 and $510,470, respectively. Interest expenses for the six-month period ended February 28, 2011 totaled $114,470 and $580, respectively. Interest expense payable at February 28, 2011 totaled $20,792 and $136, respectively.

2. TRANSACTIONS WITH INVESTMENT ADVISERS AND OTHER SERVICES

     Robeco Investment Management, Inc. ("Robeco") provides investment advisory services to the BP Funds and the WPG Small/Micro Cap Value Fund. For its advisory services with respect to the BP Funds, Robeco is entitled to receive 1.00% of the BP Small Cap Value Fund II's average daily net assets, 2.25% of the BP Long/Short Equity Fund's average daily net assets, 1.25% of the BP Long/Short Research Fund's average daily net assets and 0.80% of the BP All-Cap Value Fund's average daily net assets, each accrued daily and payable monthly.

     Until December 31, 2011, Robeco has contractually agreed to limit the BP Small Cap Value II, BP Long/Short Equity Fund and BP All-Cap Value Funds' total operating expenses (other than brokerage commissions, extraordinary items, interest, dividends on short sales, or taxes) to the extent that such expenses exceed the ratios in the table below. This limit is calculated daily based the BP Small Cap Value II, BP Long/Short Equity Fund and BP All-Cap Value Funds' average daily net assets. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. Robeco may not recoup any of its waived investment advisory fees.

                             INSTITUTIONAL   INVESTOR
                             -------------   --------
BP Small Cap Value Fund II       1.30%         1.55%
BP Long/Short Equity Fund        2.50%         2.75%
BP All-Cap Value Fund            0.70%         0.95%

     For the BP Long/Short Research Fund, Robeco has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items or taxes) exceeds 2.25% of the average daily net assets attributable to the Fund's Institutional Class shares and 2.50% of the average daily net assets attributable to the Fund's Investor Class. This contractual limitation is in effect until at least December 31, 2011 and may not be terminated without Board approval. If at any time during the first three years the Fund's Advisory Agreement with Robeco is in effect, the Fund's Total annual Fund operating expenses for that year are less than 2.25% for the Institutional Class and 2.50% for the Investor Class, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

     For its advisory services with respect to the WPG Small/Micro Cap Value Fund, Robeco is entitled to receive advisory fees, accrued daily and paid monthly, as follows:

WPG Small/Micro Cap Value Fund   0.90% of net assets up to $300 million
                                 0.80% of net assets $300 million to $500 million
                                 0.75% of net assets in excess of $500 million


                           SEMI-ANNUAL REPORT 2011 | 45

ROBECO INVESTMENT FUNDS

2. TRANSACTIONS WITH INVESTMENT ADVISERS AND OTHER SERVICES (CONTINUED)

     Until December 31, 2011, Robeco has contractually agreed to limit the WPG Small/Micro Cap Value Fund's operating expenses to 1.70% as a percentage of each Fund's average daily net assets. Robeco may not recoup any of its waived investment advisory fees.

     For the six month period ended February 28, 2011, Robeco has waived and reimbursed fees as follows:

                                        INVESTMENT ADVISER   INVESTMENT ADVISER
FUNDS                                     EXPENSE WAIVED        REIMBURSEMENT
-----                                   ------------------   ------------------
BP Small Cap Value Fund II                   $ 41,002              $    --
BP Long/Short Equity Fund                      29,009                   --
BP Long/Short Research Fund                    43,100               32,257
BP All-Cap Value Fund                         323,126                   --
BP WPG Small/Micro Cap Value Fund               7,647                   --
BP SAM Sustainable Global Active Fund          76,683               34,705

     Sustainable Asset Management USA, Inc. ("SAM") provides investment advisory services to the SAM Sustainable Global Active Fund. SAM is an affiliate of Robeco Investment Management, Inc., and a subsidiary of Robeco Groep. SAM is entitled to an advisory fee at the annual rate of 0.80% of SAM Sustainable Global Active Fund's average daily net assets, computed daily and payable monthly.

     Until December 31, 2011, SAM has contractually agreed to limit the SAM Sustainable Global Active Fund total operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) to the extent that such expenses exceed certain ratios. For the Institutional Class, SAM has agreed to waive fees and reimburse expenses to the extent that the total operating expenses of the Fund exceed 1.20% of the first $50 million of the Fund's average daily net assets, 1.10% of the Fund's average daily net assets between $50 million and $100 million and 1.00% of the Fund's average daily net assets in excess of $100 million. For the Investor Class, SAM has agreed to waive fees and reimburse expenses to the extent that the total operating expenses of the Fund exceed 1.45% of the first $50 million of the Fund's average daily net assets, 1.35% of the Fund's average daily net assets between $50 million and $100 million and 1.25% of the Fund's average daily net assets in excess of $100 million. SAM may not recoup any of its waived investment advisory fees.

     BNY Mellon Investment Servicing (US) Inc. ("BNY"), a member of The Bank of New York Mellon Corporation, serves as administrator for the Funds. For providing administration and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of each Fund's average daily net assets, subject to certain minimum monthly fees.

     Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administrative services to RBB. For providing these services, BNY is entitled to receive compensation as agreed to by the Company and BNY. This fee is allocated to each Fund in proportion to its net assets of the Company.

     In addition, BNY serves as the Funds' transfer and dividend disbursing agent. For providing transfer agency services, BNY is entitled to receive a monthly fee, subject to certain minimum.

     PFPC Trust Company ("PFPC Trust") is a member of The Bank of New York Mellon Corporation and provides certain custodial services to the Funds. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Funds' average daily net assets, subject to certain minimum monthly fees.

     The Board of Directors of the Company has approved a Distribution Agreement for the Funds and adopted a separate Plan of Distribution for the Investor Class (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, BNY Distributors Inc. (the "Distributor") is entitled to receive from the Funds a distribution fee with respect to the Investor Class, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class, all as set forth in the Funds' 12b-1 Plan.


                          46 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS

3. DIRECTORS/COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six-month period ended February 28, 2011 was $40,996. Certain employees of BNY are Officers of the Company. They are not compensated by the Funds or the Company.

4. INVESTMENT IN SECURITIES

     For the six months ended February 28, 2011, aggregate purchases and sales of investment securities (excluding investments and U.S. government obligations) were as follows:

FUND                                   PURCHASES       SALES
----                                 ------------   ------------
BP Small Cap Value Fund II           $ 22,119,218   $ 20,808,067
BP Long/Short Equity Fund             235,160,840    179,501,370
BP Long/Short Research Fund            19,980,609      3,558,591
BP All-Cap Value Fund                 142,997,001     29,924,533
WPG Small/Micro Cap Value Fund         13,537,935     16,460,657
SAM Sustainable Global Active Fund      3,728,480      3,802,157

5. CAPITAL SHARE TRANSACTIONS

     As of February 28, 2011, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class of the WPG Small/Micro Cap Value Fund, which has 50,000,000 shares of $0.001 par value common stock authorized.

     As of February 28, 2011, the following Funds had shareholders that held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many underlying shareholders.

BP Small Cap Value Fund II (2 shareholders)           60%
BP Long/Short Equity Fund (4 shareholders)            79%
BP Long/Short Research Fund (3 shareholders)          51%
BP All-Cap Value Fund (3 shareholder)                 52%
SAM Sustainable Global Active Fund (2 shareholders)   96%

6. SECURITIES LENDING

     Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Directors, is invested in the Institutional Money Market Trust. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund's securities will be fully collateralized and marked to market daily. During the six-month period ended February 28, 2011, the Funds participated in securities lending. The market value of securities on loan and collateral as of February 28, 2011 and the income generated from the program during the six-month period ended February 28, 2011 with respect to such loans are as follows:

                                      MARKET VALUE                   INCOME RECEIVED
                                     OF SECURITIES    MARKET VALUE   FROM SECURITIES
FUND                                     LOANED      OF COLLATERAL       LENDING
----                                 -------------   -------------   ---------------
BP Small Cap Value Fund II            $15,988,836     $16,707,049        $18,213
BP Long/Short Equity Fund               6,650,029       7,155,540         37,690
BP All-Cap Value Fund                   5,719,378       5,985,471         14,295
WPG Small/Micro Cap Value Fund          3,760,761       3,942,776         10,081
SAM Sustainable Global Active Fund        933,040         959,056            747

                          SEMI-ANNUAL REPORT 2011 | 47

ROBECO INVESTMENT FUNDS

7. RESTRICTED SECURITIES

     A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco or SAM, as applicable, based on procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

     At February 28, 2011, the following Funds held restricted securities that were illiquid:

                                                          ACQUISITION                           % OF
BP ALL-CAP VALUE FUND                  ACQUISITION DATE       COST      SHARES/PAR   VALUE   NET ASSETS
---------------------                 -----------------   -----------   ----------   -----   ----------
COMMON STOCKS:
J.C. Wentworth, Inc. 144A             08/02/07-03/26/08     $181,980           --     $--     0.0%
Peoples Choice Financial Corp. 144A   12/21/04-01/23/06       14,293        1,465      --     0.0

CORPORATE BOND:
Thornburg Mortgage, Inc. 144A              10/01/08          758,149      824,000      --     0.0
                                                            --------      -------     ---     ---
                                                            $954,422      825,465     $--     0.0%
                                                            ========      =======     ===     ===

8. REDEMPTION FEES

     There is a 1.00% redemption fee on shares redeemed which have been held 60 days or less on BP Small Cap Value Fund II, BP Long/Short Research Fund and SAM Global Active Fund. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Long/Short Equity Fund. The WPG Small/Micro Cap Value Fund has a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

9. FEDERAL INCOME TAX INFORMATION

     Management has analyzed each Fund's tax positions taken on federal income tax returns for all open tax years (August 31, 2007 - 2010) and has concluded that no provision for federal income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     As of February 28, 2011, federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

                                                                                     NET UNREALIZED
                                      FEDERAL TAX    UNREALIZED      UNREALIZED       APPRECIATION/
FUND                                     COST       APPRECIATION   (DEPRECIATION)    (DEPRECIATION)
----                                 ------------    -----------    -----------     ---------------
BP Small Cap Value Fund II           $107,907,346    $27,279,825    $(3,229,488)       $24,050,337
BP Long/Short Equity Fund             362,900,505     57,510,816     (6,455,464)        51,055,352
BP Long/Short Research Fund            16,588,994      1,263,792        (90,514)         1,173,278
BP All-Cap Value Fund                 253,843,712     32,172,589     (2,674,366)        29,498,223
WPG Small/Micro Cap Value Fund         34,839,397      9,427,256     (1,274,858)         8,152,398
SAM Sustainable Global Active Fund     17,715,138      4,006,110        (43,048)         3,963,062

     Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.


                          48 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

9. FEDERAL INCOME TAX INFORMATION (CONTINUED)

     As of August 31 2010, the components of distributable earnings on a tax basis were as follows:

                                     UNDISTRIBUTED   UNDISTRIBUTED
                                        ORDINARY       LONG-TERM
FUND                                     INCOME          GAINS
----                                 -------------   -------------
BP Small Cap Value Fund II            $    61,717       $    --
BP Long/Short Equity Fund              18,920,984            --
BP All-Cap Value Fund                   1,859,277            --
WPG Small/Micro Cap Value Fund                 --            --
SAM Sustainable Global Active Fund        788,803        38,085

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of distributions paid during the fiscal year ended August 31, 2010 were as follows:

                                                 2010
                             -------------------------------------------
                             ORDINARY   LONG-TERM   RETURN OF
FUND                          INCOME      GAINS      CAPITAL      TOTAL
------                       --------   ---------   ---------   --------
BP Small Cap Value Fund II   $190,014       --          --      $190,014
BP Long/Short Equity Fund          --       --          --            --
BP All-Cap Value Fund         791,384       --          --       791,384
WPG Small/Micro Cap
  Value Fund                  107,006       --          --       107,006
SAM Sustainable Global
  Active Fund                 989,046       --          --       989,046

     Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

     For Federal income tax purposes, capital loss carryforwards represent net realized capital losses of a Fund that may be carried forward for a maximum of eight years and applied against future net capital gains. As of August 31, 2010, the following Funds had capital loss carryforwards available to offset future realized capital gains through the expiration dates indicated below:

FUND                                2016          2017          2018          TOTAL
----                             ----------   -----------   -----------   -----------
BP Small Cap Value Fund II       $       --   $15,908,734   $12,850,401   $28,759,135
BP Long/Short Equity Fund         2,529,702            --            --     2,529,702
WPG Small/Micro Cap Value Fund           --     7,340,717     3,418,543    10,759,260

10. NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.


                          SEMI-ANNUAL REPORT 2011 | 49

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

11. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Fund(s) through the date the financial statements were issued, and has determined that there was the following subsequent event:

     At a meeting of the Company's Board of Directors held on February 17, 2011, the Board unanimously voted to approve, subject to shareholder approval, an Agreement and Plan of Reorganization whereby the Institutional and Investor classes of the SAM Sustainable Global Active Fund would be reorganized into the Institutional class of a newly created series of Frontegra Funds, Inc. (the "New Fund"). The New Fund will have virtually identical investment objectives and strategies to the SAM Sustainable Global Active Fund, but it will be offered and managed through the Frontegra organization. Sustainable Asset Management USA, Inc., the SAM Sustainable Global Active Fund's current adviser, would serve as the New Fund's sub-adviser with responsibility for the day-to-day portfolio management and Frontegra Asset Management, Inc. would act as the New Fund's adviser. A Special Meeting of Shareholders of the SAM Sustainable Global Active Fund will be held on June 2, 2011, at which shareholders will be asked to consider and approve the Agreement and Plan of Reorganization. Shareholders of record of the SAM Sustainable Global Active Fund as of March 11, 2011 will be entitled to vote and should expect to receive a prospectus/proxy statement providing more information about the New Fund the proposed reorganization. If approved by shareholders at the Special Meeting, the reorganization is expected to occur on or about June 10, 2011.


                          50 | SEMI-ANNUAL REPORT 2011

ROBECO INVESTMENT FUNDS

OTHER INFORMATION (unaudited)

PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 261-4073 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

     The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

ROBECO INVESTMENT MANAGEMENT, INC.

     As required by the 1940 Act, the Board of Directors (the "Board") of the Company, including all of the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), considered the initial approval of the investment advisory agreement between Robeco and the Company on behalf of the Robeco Boston Partners Long/Short Research Fund (the "Fund") (the "Advisory Agreement") at a meeting of the Board held on September 21, 2010. At the meeting, the Board, including all of the Independent Directors, approved the Advisory Agreement for an initial term ending August 16, 2012. The Board's decision to approve the Advisory Agreement reflects the exercise of its business judgment. In approving the Advisory Agreement, the Board considered information provided by Robeco with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the approval of the Advisory Agreement, the Directors took into account all materials provided prior to and during the Meeting, the presentations made during the Meeting, and the discussions during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of Robeco's services to be provided to the Fund; (ii) descriptions of the experience and qualifications of Robeco's personnel providing those services;
(iii) Robeco's investment philosophies and processes; (iv) Robeco's assets under management and client descriptions; (v) Robeco's soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Robeco's current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) Robeco's compliance procedures; (viii) Robeco's financial information and insurance coverage; (ix) the extent to which economies of scale are relevant to the Fund; and (x) a report comparing the performance of the Fund's strategy to the performance of the S&P 500 Index.

     As part of their review, the Directors considered the nature, extent and quality of the services to be provided by Robeco. The Directors concluded that Robeco had substantial resources to provide services to the Fund and that Robeco's services to the other Robeco Investment Funds had been acceptable. The Directors also considered the prior investment performance of the Fund's strategy. The Directors concluded that the investment performance of the strategy as compared to the S&P 500 Index was acceptable. The Board of Directors also considered the advisory fee rate payable by the Fund under the proposed advisory agreement. In this regard, the Directors noted that Robeco had contractually agreed to waive management fees and reimburse expenses through December 31, 2011 to limit total annual operating expenses to agreed upon levels for the Fund.

     After reviewing the information regarding the Robeco's costs and economies of scale, and after considering Robeco's services, the Directors concluded that the investment advisory fees to be paid by the Fund were fair and reasonable, and that the Advisory Agreement should be approved for an initial period ending August 16, 2012.


                          SEMI-ANNUAL REPORT 2011 | 51

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISERS

                        Robeco Investment Management Inc.
                          909 Third Avenue, 32nd Floor
                               New York, NY 10022
                                       or
                     Sustainable Asset Management USA, Inc.
                          909 Third Avenue, 32nd Floor
                               New York, NY 10022
                                       and
                                Josefstrasse 218
                           CH-8005 Zurich, Switzerland

                                  ADMINISTRATOR

                    BNY Mellon Investment Servicing (US) Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                                 TRANSFER AGENT

                    BNY Mellon Investment Servicing (US) Inc.
                               4400 Computer Drive
                              Westborough, MA 01581

                             PRINCIPAL UNDERWRITER

                          BNY Mellon Distributors Inc.
                                 760 Moore Road
                            King of Prussia, PA 19406

                                    CUSTODIAN

                               PFPC Trust Company
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

                                     COUNSEL

                           Drinker Biddle & Reath LLP
                           One Logan Square, Ste. 2000
                           Philadelphia, PA 19103-6996

                                    S1 FUND
            SEMIANNUAL REPORT FOR THE PERIOD ENDED FEBRUARY 28, 2011
                                  (UNAUDITED)


Dear Fellow Investors:

We are pleased to enclose the first semiannual report from the S1 Fund for your information. The Simple Alternatives team would also like to take this opportunity to thank you for your support. We are grateful for the confidence you have placed in us since the Fund's inception.

Our focus remains the same - to preserve and grow capital through hedged equity strategies packaged in a transparent, low-cost, easy-to-use mutual fund structure. Given the market volatility of the past few years, investors are increasingly looking for smart diversification and active risk management. We know that historically, hedged equity strategies have outperformed long equity exposure with lower risk, but these types of investments have traditionally been accessible only in a limited partnership structure and with high investment minimums and high fees - until now.

At Simple Alternatives we have seen growing demand from advisers for multi-manager, hedged equity strategies available in an easier-to-use format. We are pleased that many of these advisers have selected the S1 Fund and we look forward to building on the strong start we have made.

Again, thank you for your support and participation, and please contact me with any questions you might have.

Best Regards,

Jim Dilworth

CEO & Founding Partner

Simple Alternatives, LLC

                                    S1 FUND
                                PERFORMANCE DATA

TOTAL RETURNS AS OF FEBRUARY 28, 2011 (UNAUDITED)

                    One      Since
                   Month   Inception*
                   ------  ----------
S1 Fund, I Shares  1.51%     0.80%
S&P 500(R) Index**  3.43%   17.27%

----------------
*  I Shares were offered beginning September 30, 2010.

** Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Call Simple Alternatives at 1-866-882-1226 for returns current to the most recent month-end.

The Fund's total expense ratio per the most recent prospectus is 3.51%. The performance data reflects fee waivers and expense reimbursements. Performance would have been lower if these waivers and expense reimbursements were not in effect. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers. Concentration in securities of a limited number of issuers exposes a fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers. The Fund may invest in small- and medium-sized companies which involve greater risk than investing in larger, more established companies, such as increased volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources.

The Fund may invest in foreign or emerging markets securities which involve special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets.

The Fund may invest in debt securities which are subject to interest rate risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The Fund may also invest in high yield, lower rated (junk) bonds which involve a greater degree of risk and price fluctuation than investment grade bonds in return for higher yield potential. The Fund's distressed debt strategy may involve a substantial degree of risk, including investments in sub-prime mortgage securities.

The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. The Fund may leverage transactions which include selling short as well as borrowing for other than temporary or emergency purposes. Leverage creates the risk of magnified capital losses.

The Fund may also invest in derivatives which can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. The Fund may invest in options and futures which are subject to special risks and my not fully protect the Fund against declines in the value of its stocks. In addition, an option writing strategy limits the upside profit potentially normally associated with stocks. Futures trading is very speculative, largely due to the traditional volatility of future prices.

                                    S1 FUND
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period from September 30, 2010 (date of commencement of operations) through February 28, 2011, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    S1 FUND
                       FUND EXPENSE EXAMPLES (CONCLUDED)
                                  (UNAUDITED)


                                                                   I SHARES
                                ----------------------------------------------------------------------------------
                                                             ENDING ACCOUNT VALUE
                                BEGINNING ACCOUNT VALUE*       FEBRUARY 28, 2011      EXPENSES PAID DURING PERIOD
                                -------------------------    ---------------------    ----------------------------

Actual**                        $                1,000.00    $            1,008.00    $                      15.43
Hypothetical
  (5% return before
  expenses)***                                    1,000.00                 1,006.27                           18.53

----------
* The Fund commenced operations on September 30, 2010. Beginning account value for the hypothetical is September 1, 2010.

** Expenses equal to an annualized expense ratio for the period September 30, 2010 to February 28, 2011 of 3.69% for the Fund, which includes waived feees, reimbursement and fees paid indirectly (including dividend and interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent period (152) then divided by 365 days. The Fund's ending account value on the first line in the table are based on the actual total return since inception for the Fund of 0.80%.

*** Expenses (hypothetical expenses if the Fund had been in existence from September 1, 2010) are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by 365.

                                    S1 FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

                                       % OF NET
SECURITY TYPE/SECTOR CLASSIFICATION     ASSETS         VALUE
-------------------------------------  ----------   ----------
COMMON STOCKS:
 Financials                                11.0%    $   742,892
 Real Estate Investment Trusts             10.4         703,638
 Consumer Discretionary                     5.3         357,025
 Information Technology                     3.4         230,493
 Health Care                                2.8         188,556
 Industrials                                2.5         169,751
 Consumer Staples                           1.8         126,311
 Energy                                     1.3          87,087
 Materials                                  0.9          59,732
 Telecommunication Services                 0.1           7,135
CORPORATE BOND                              0.5          31,135
FOREIGN GOVERNMENT NOTE                     0.2          10,468
EXCHANGE TRADED FUNDS                       1.7         116,548
SHORT-TERM INVESTMENTS                     14.8         999,909
PURCHASED OPTIONS                           0.3          23,914
SECURITIES SOLD SHORT                     (18.3)     (1,238,605)
WRITTEN OPTIONS                            (0.1)         (7,153)
OTHER ASSETS IN EXCESS OF LIABILITIES      61.4       4,153,004
                                       --------     -----------
 NET ASSETS                              100.00%    $ 6,761,840
                                       ========     ===========

---------
Portfolio holdings are subject to change at any time.

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                            PORTFOLIO OF INVESTMENTS
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

                                    NUMBER
                                  OF SHARES      VALUE
                                  ---------     ---------
COMMON STOCKS - 39.5%
CONSUMER DISCRETIONARY - 5.3%
 AH Belo Corp., Class A*#.........      9,194    $ 66,105
 Black Diamond, Inc. *.... .......      3,507      23,742
 Cabela's, Inc. *.................        140       3,798
 Coinstar, Inc. *.................        140       5,975
 Domino's Pizza, Inc. *...........        100       1,687
 Gaylord Entertainment Co.*.......        700      25,221
 Gentex Corp......................      1,000      30,280
 Global Traffic Network, Inc. *...      1,300      16,315
 Heelys, Inc. *...................      7,128      19,673
 Hot Topic, Inc. .................      5,353      28,639
 Kirkland's, Inc. *...............      2,215      33,845
 Macy's, Inc. . ..................        170       4,063
 Magna International, Inc.+.......        100       4,936
 Marriott International, Inc.,
   Class A........................        650      25,486
 Sonic Automotive, Inc.,
   Class A........................      1,800      25,884
 Stage Stores, Inc. ..............      1,691      29,491
 True Religion Apparel, Inc.*.....        500      11,885
                                                 --------
                                                  357,025
                                                 --------
CONSUMER STAPLES-1.8%
 Avon Products, Inc. .............        170       4,728
 Bunge Ltd. ......................        170      12,269
 Chiquita Brands
 International, Inc.*.............        110       1,891
 Dr Pepper Snapple Group,
   Inc. ..........................        250       9,015
 Pantry, Inc. , (The)* ...........      1,420      22,379
 Ralcorp Holdings, Inc.*..........        470      30,479
 Safeway, Inc. ...................      1,100      24,002
 Sysco Corp. .....................        180       5,002
 Tyson Foods, Inc. , Class A......        100       1,863
 Viterra, Inc.  (Canada)..........        350       4,287
 Wal-Mart Stores, Inc. ...........        200      10,396
                                                 --------
                                                  126,311
                                                 --------
ENERGY-1.3%
 Bowood Energy, Inc.
   (Canada)*......................      4,080       2,226
 BPZ Resources, Inc. *............        530       3,445
 Cheniere Energy, Inc. *..........        180       1,868
 Cloud Peak Energy, Inc. *........        350       7,175
 Frontline Ltd.+..................        120       3,239
 Gastar Exploration Ltd. *........     11,605    $ 57,445
 Petroamerica Oil Corp.
   (Canada)*......................      7,590       3,398
 Petrodorado Energy Ltd.
   (Canada)*......................      5,140       2,804
 Sasol Ltd.- Sponsored ADR........        100       5,487
                                                 --------
                                                   87,087
                                                 --------
FINANCIALS-11.0%
 Altisource Portfolio Solutions
   SA.*+...........................     2,611      78,826
 American Assets Trust, Inc. *....      1,350      29,106
 CB Richard Ellis Group, Inc. ,
   Class A*.......................        900      22,536
 Chatham Lodging Trust............      1,250      21,838
 China Life Insurance Co.
   Ltd. - ADR .....................       130       7,441
 Citigroup, Inc. *................      3,500      16,380
 Forest City Enterprises, Inc. ,
   Class A*.......................      3,635      68,702
 Grubb & Ellis Co.*...............      1,900       2,090
 Hammerson, PLC (United
   Kingdom).......................      2,650      20,079
 Heritage Financial Group,
   Inc. ..........................      1,000      13,210
 Invesco Mortgage Capital,
   Inc. #.........................      2,900      67,686
 Knight Capital Group, Inc.,
   Class A*.......................      2,378      33,316
 MF Global Holdings Ltd. *........      2,900      25,143
 OmniAmerican Bancorp,
   Inc. *#........................      3,989      62,508
 Ping An Insurance Group
    Co. of China Ltd., Class H
   (China)........................        500       5,130
 Popular, Inc. *+.................      7,000      22,750
 Retail Opportunity
   Investments Corp. .............      2,289      25,179
 Safestore Holdings PLC
   (United Kingdom)...............      3,302       7,730
 SEI Investments Co. .............        460      10,585
 SLM Corp.* ......................      1,830      27,121
 Synovus Financial Corp...........        350         893

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)


                                        NUMBER
                                      OF SHARES       VALUE
                                      ---------      --------
FINANCIALS-(CONTINUED)
  Tetragon Financial Group
    Ltd. ........................        11,321      $ 90,455
  TradeStation Group, Inc.*......         3,756        25,278
  Uranium Participation Corp. ...
   (Canada)* ....................            90           837
  ViewPoint Financial Group......         4,373        58,073
                                                     --------
                                                      742,892
                                                     --------
HEALTH CARE-28%
  Align Technology, Inc. *.......           140         2,919
  Brookdale Senior Living,
    Inc. *.......................           625        16,806
  Cubist Pharmaceuticals,
    Inc. *.......................         1,500        32,895
  Elan Corp., PLC - Sponsored
    ADR*.........................            90           572
  Emeritus Corp.*................           958        22,542
  Endo Pharmaceuticals
    Holdings, Inc. *.............           210         7,459
  Health Net, Inc. *.............            80         2,354
  Integramed America, Inc. *.....         1,300        13,208
  Johnson & Johnson..............            85         5,222
  Kindred Healthcare, Inc. *.....           170         4,236
  Masimo Corp....................           630        18,988
  Medtronic, Inc. ...............           680        27,146
  Raptor Pharmaceutical
    Corp.*.......................         1,200         4,308
  Tenet Healthcare Corp.*........         2,420        17,376
  Teva Pharmaceutical
    Industries Ltd.- Sponsored
    ADR..........................           250        12,525
                                                     --------
                                                      188,556
                                                     --------
INDUSTRIALS-25%
  Acacia Research - Acacia
    Technologies*................           600        17,592
  Aircastle Ltd. ................         2,525        30,502
  American Superconductor
    Corp.*.......................           240         6,365
  Canadian Pacific Railway
    Ltd. ........................            80         5,438
  Carlisle Cos, Inc. ............           210         9,032
  Cintas Corp. ..................           250         7,030
  Cooper Industries PLC..........            50         3,217
  Cummins, Inc. .................            50         5,056
  Danaher Corp. .................           100      $  5,060
  Deere & Co. ...................            20         1,803
  Diana Shipping, Inc. *+........           460         5,732
  DigitalGlobe, Inc. *...........           390        12,589
  Donaldson Co, Inc. ............            60         3,378
  Genco Shipping & Trading
    Ltd.* .......................           180         2,185
  GrafTech International Ltd.*...            70         1,401
  II-VI, Inc. *..................            70         3,583
  Kennametal, Inc. ..............           180         6,923
  Norfolk Southern Corp. ........            52         3,410
  Pitney Bowes, Inc. ............           100         2,518
  Republic Services, Inc. .......            40         1,184
  Ryder System, Inc. ............            90         4,305
  Snap-On, Inc. .................            70         4,020
  Southwest Airlines Co. ........           900        10,647
  Tata Motors Ltd - Sponsored
    ADR..........................           380         9,356
  Terex Corp.*...................           220         7,425
                                                     --------
                                                      169,751
                                                     --------
INFORMATION TECHNOLOGY -34%
  Advanced Micro Devices,
    Inc. *.......................         1,910        17,591
  Applied Micro Circuits
    Corp.*.......................           210         2,205
  Atmel Corp.* ..................           240         3,523
  AU Optronics Corp. -
    Sponsored ADR*...............           500         4,490
  Cisco Systems, Inc. *..........         1,520        28,211
  DG Fastchannel, Inc. * ........           200         6,622
  Hewlett-Packard Co. ...........           200         8,726
  Ingram Micro, Inc. , Class A*..         1,310        26,108
  Insight Enterprises, Inc. *....           100         1,829
  IntraLinks Holdings, Inc. *....            90         2,537
  IPG Photonics Corp.*...........            60         3,415
  KIT Digital, Inc. * ...........           490         6,375
  Kulicke & Soffa Industries,
    Inc. *.......................         1,848        17,722
  Limelight Networks, Inc. *.....         1,000         6,950
  LoopNet, Inc. *................            20           238
  Microsoft Corp.# ..............         1,562        41,518
  OCZ Tech Group, Inc. *.........           493         3,712
  On Track Innovations Ltd.*+....         1,200         3,480

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES         VALUE
                                                      ---------      ----------
INFORMATION TECHNOLOGY-(CONTINUED)
  Research In Motion Ltd.* ........................         100      $    6,614
  Sanmina-SCI Corp.* ..............................         110           1,718
  SMART Modular Technologies WWH, Inc.* ...........       4,006          27,762
  Teradata Corp.* .................................          70           3,347
  WebMD Health Corp.* .............................         100           5,800
                                                                     ----------
                                                                        230,493
                                                                     ----------
MATERIALS-0.9%
  Argentex Mining Corp. (Canada)* .................         510             546
  Ball Corp .......................................         150           5,415
  Calgon Carbon Corp.* ............................          40             562
  Celanese Corp., Series A ........................          30           1,243
  Cia Siderurgica Nacional S.A. - Sponsored ADR ...         120           1,952
  Cliffs Natural Resources, Inc ...................          70           6,795
  FMC Corp ........................................          30           2,323
  Headwaters, Inc.* ...............................         900           4,563
  Innospec, Inc.* .................................          52           1,394
  International Paper Co ..........................         150           4,167
  Lubrizol Corp ...................................          60           6,532
  Oremex Resources, Inc. (Canada)* ................       2,900             791
  POSCO - ADR .....................................         100          10,308
  Puda Coal, Inc.* ................................         490           5,709
  RTI International Metals, Inc.* .................         120           3,420
  Sterlite Industries India Ltd. - ADR ............         100           1,474
  West Fraser Timber Co., Ltd .....................          20             930
  Zoltek Cos., Inc.* ..............................         110           1,608
                                                                     ----------
                                                                         59,732
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS-10.4%
  Alexandria Real Estate  Equities, Inc ...........         300          24,060
  American Campus Communities, Inc ................       1,865          62,328
  Ashford Hospitality Trust, Inc.* ................         780           8,042
  Associated Estates Realty  Corp .................       1,350          21,938
  BioMed Realty Trust, Inc ........................       1,200          21,780
  Boardwalk Real Estate Investment Trust
    (Canada).......................................         250      $   11,757
  Boston Properties, Inc ..........................         350          33,572
  Calloway Real Estate Investment Trust (Canada)...         400          10,206
  Camden Property Trust ...........................         850          50,294
  Cedar Shopping Centers, Inc .....................         800           4,848
  DCT Industrial Trust, Inc .......................       3,700          20,794
  Developers Diversified  Realty Corp .............       3,133          44,802
  Equity Lifestyle Properties, Inc ................       1,076          62,451
  Extra Space Storage, Inc ........................         950          18,763
  Glimcher Realty Trust ...........................         923           8,492
  Hersha Hospitality Trust ........................       2,711          17,811
  Nationwide Health  Properties, Inc ..............         550          23,507
  PennyMac Mortgage Investment Trust#..............       3,100          58,435
  Post Properties, Inc ............................         650          25,350
  Ramco-Gershenson Properties Trust................       2,524          34,099
  RioCan Real Estate Investment Trust (Canada).....         400           9,972
  Segro, PLC (United Kingdom)......................       1,500           7,852
  Simon Property Group, Inc .......................         350          38,514
  Sunstone Hotel Investors, Inc.*..................       2,170          23,306
  Vornado Realty Trust ............................         650          60,665
                                                                     ----------
                                                                        703,638
                                                                     ----------
TELECOMMUNICATION SERVICES-0.1%
  China Mobile Ltd. - ADR .........................         100           4,727
  Neutral Tandem, Inc.* ...........................         140           2,408
                                                                     ----------
                                                                          7,135
                                                                     ----------
    TOTAL COMMON STOCKS
      (Cost $2,527,152)............................                   2,672,620
                                                                     ----------

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

                                                       PAR
                                                     (000'S)     VALUE
                                                     -------    -------
CORPORATE BOND - 0.5%
FINANCIAL-0.5%
  Ally Financial, Inc.
    6.625% 05/15/12 .........................        $    30    $ 31,135
                                                                --------
    TOTAL CORPORATE BOND (Cost$31,154).......                     31,135
                                                                --------
FOREIGN GOVERNMENT NOTE - 0.2%
  Canadian Government Bond 3.000% 12/01/15...         CAD 10      10,468
                                                                --------
    TOTAL FOREIGN GOVERNMENT NOTE
    (Cost $10,396)...........................                     10,468
                                                                --------

                                                            NUMBER
                                                          OF SHARES
                                                          ----------
EXCHANGE TRADED FUNDS - 1.7%
FINANCIALS -1.7%
  Industrial Select Sector SPDR Fund                              30     1,110
  iShares Barclays 20+ Year Treasury Bond Fund ........           20     1,848
  iShares FTSE NAREIT Mortgage Plus Capped
    Index Fund# .......................................        6,282   100,701
  ProShares Ultrashort S&P500* ........................          110     2,320
  ProShares UltraShort Silver* . ......................          138     4,221
  ProShares UltraShort Yen* ...........................          140     2,216
  SPDR Gold Shares* ...................................           30     4,132
                                                                      --------
                                                                       116,548
                                                                      --------
    TOTAL EXCHANGE TRADED FUNDS
      (Cost $110,418)  ................................                116,548
                                                                      --------

                                                       PAR
                                                     (000'S)      VALUE
                                                     -------    --------
SHORT-TERM INVESTMENTS - 14.8%
U.S. TREASURY BILLS-14.8%
  0.124% 04/14/11 .....................              $   200    $199,979
  0.140% 03/17/11# ....................                  300     299,982
  0.140% 04/14/11# ....................                  500     499,948
                                                                --------
                                                                 999,909
                                                                --------
    TOTAL SHORT-TERM INVESTMENTS
    (Cost $999,866) ...................                          999,909
                                                                --------

                                                           NUMBER
                                                        OF CONTRACTS
                                                        ------------
PURCHASED OPTIONS - 0.3%
CALL OPTIONS PURCHASED - 0.0%
  DryShips, Inc.
    Expires 03/19/11
    Strike Price $5 ...........................                    1         16
  Eagle Bulk Shipping, Inc.
    Expires 03/19/11
    Strike Price $4.50.........................                    1          5
                                                                        -------
    TOTAL CALL OPTIONS PURCHASED
    (Cost $51).................................                              21
                                                                        -------
PUT OPTIONS PURCHASED-0.3%
  Calumet Specialty Products Partners, LP
    Expires 03/19/11
    Strike Price $25...........................                    1        390
  China Green Agriculture, Inc.
    Expires 03/19/11
    Strike Price $9............................                   13      1,690
  China Integrated, Inc.
    Expires 03/19/11
    Strike Price $7.50.........................                   11      1,568
  China MediaExpress Holdings, Inc.
    Expires 03/19/11
    Strike Price $10...........................                   18      1,710
  China MediaExpress Holdings, Inc.
    Expires 03/19/11
    Strike Price $12.50........................                    6        990

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

                                                           NUMBER
                                                        OF CONTRACTS      VALUE
                                                        ------------   ----------
PUT OPTIONS PURCHASED - (CONTINUED)
  China Valves Technology, Inc.
    Expires 03/19/11
    Strike Price $10 ................................             13   $    5,135
  CurrencyShares Australian Dollar Trust
    Expires 03/19/11
    Strike Price $85.................................            200        3,000
  CurrencyShares Canadian Dollar Trust
    Expires 03/19/11
    Strike Price $90.................................            100        1,000
  CurrencyShares Japanese Yen Trust
    Expires 03/19/11
    Strike Price $102................................            200        2,000
  Harbin Electric, Inc.
    Expires 03/19/11
    Strike Price $17.50..............................             11          660
  iShares Barclays 20+ Year
    Treasury Bond Fund
    Expires 06/18/11
    Strike Price $85.................................             12        1,128
  iShares Dow Jones U.S. Real
    Estate Index Fund
    Expires 03/19/11
    Strike Price $47.................................            100          350
  iShares Dow Jones U.S. Real
    Estate Index Fund
    Expires 03/19/11
    Strike Price $57.................................             31          682
  L&L Energy, Inc.
    Expires 03/19/11
    Strike Price $10.................................              7        1,820
  SPDR S&P 500 ETF Trust
    Expires 03/19/11
    Strike Price $100................................            100          300
  Wonder Auto Technology, Inc.
    Expires 04/16/11
    Strike Price $7.50...............................             14        1,470
                                                                       ----------
TOTAL PUT OPTIONS PURCHASED
  (Cost $29,520)                                                           23,893
                                                                       ----------
TOTAL PURCHASED OPTIONS - 0.3%
  (Cost $29,571) ....................................                  $   23,914
                                                                       ----------
TOTAL LONG POSITIONS - 57.0%
  (Cost $3,708,557) .................................                   3,854,594
                                                                       ----------

                                              NUMBER
                                            OF SHARES
                                            ---------
SECURITIES SOLD SHORT - (16.4)%
COMMON STOCKS - (16.4)%
CONSUMER DISCRETIONARY -(2.3)%
  Blue Nile, Inc.* ......................        (537)    (30,706)
  Bob Evans Farms, Inc...................         (70)     (2,194)
  BorgWarner, Inc.* .....................         (80)     (6,209)
  China MediaExpress Holdings, Inc.+*....      (1,253)    (17,680)
  Garmin Ltd.+...........................        (651)    (22,101)
  Home Depot, Inc........................        (418)    (15,662)
  Magna International, Inc.+.............         (70)     (3,455)
  MarineMax, Inc.* ......................      (1,524)    (13,762)
  Tesla Motors, Inc.* ...................        (600)    (14,334)
  VF Corp................................        (175)    (16,742)
  Winnebago Industries, Inc.* ...........        (800)    (11,568)
                                                         --------
                                                         (154,413)
                                                         --------
CONSUMER STAPLES-(0.5)%
  Cal-Maine Foods, Inc...................        (210)     (6,063)
  China Sky One Medical, Inc.* ..........      (2,116)     (9,945)
  China-Biotics, Inc.* ..................      (1,300)    (15,184)
  Universal Corp.........................         (60)     (2,509)
                                                         --------
                                                          (33,701)
                                                         --------
ENERGY-(0.4)%
  Berry Petroleum Co., Class A ..........        (160)     (8,318)
  Cameron International  Corp.* .........         (80)     (4,730)
  Connacher Oil and Gas Ltd. (Canada)*...        (970)     (1,597)
  Crescent Point Energy Corp.  (Crescent)        (110)     (5,319)
  Magnum Hunter Resources Corp.* ........        (350)     (2,506)

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

                                       NUMBER
                                     OF SHARES     VALUE

ENERGY - (CONTINUED)
 Peabody Energy Corp.............          (90)  $  (5,894)
                                                 ----------
                                                   (28,364)
                                                 ----------
FINANCIALS-(3.2)%
 Brookfield Properties Corp......       (2,700)    (47,331)
 Cohen & Steers, Inc.............         (554)    (16,177)
 CVB Financial Corp..............       (1,879)    (15,708)
 Eaton Vance Corp................         (470)    (14,711)
 First American Financial
 Corp............................         (770)    (12,135)
 Greenhill & Co., Inc............         (272)    (19,538)
 Howard Hughes Corp., (The)* ....         (400)    (23,108)
 Janus Capital Group, Inc........       (1,100)    (14,773)
 KBW, Inc........................         (529)    (13,537)
 Lazard Ltd., Class A+...........         (340)    (14,960)
 Manulife Financial Corp.+.......         (350)     (6,612)
 Netspend Holdings, Inc.* .......       (1,070)    (14,028)
 Weyerhaeuser Co.................         (180)     (4,394)
                                                 ----------
                                                  (217,012)
                                                 ----------
HEALTH CARE-(0.5)%
 Ariad Pharmaceuticals, Inc.* .           (350)     (2,103)
 Arqule, Inc.* ..................         (170)     (1,083)
 Covance, Inc.* .................          (70)     (3,950)
 Dendreon Corp.* ................         (300)    (10,077)
 Depomed, Inc.* .................         (690)     (5,789)
 Neurocrine Biosciences, Inc.* .          (210)     (1,418)
 NuVasive, Inc.* ................         (150)     (4,010)
 Omnicare, Inc...................          (80)     (2,290)
 Seattle Genetics, Inc.* ........         (190)     (2,822)
 St. Jude Medical, Inc.* ........          (50)     (2,394)
                                                 ----------
                                                   (35,936)
                                                 ----------
INDUSTRIALS-(0.8)%
 AG Growth International,
 Inc.+...........................          (30)     (1,656)
 Canadian National Railway
 Co.+............................          (80)     (5,862)
 Caterpillar, Inc................          (70)     (7,205)
 Harbin Electric, Inc.*+.........         (719)    (13,647)
 Hubbell, Inc., Class B .........          (50)     (3,375)
 Joy Global, Inc.................          (23)     (2,240)
 Kirby Corp.* ...................          (63)     (3,486)


Pall Corp....................              (60)  $ (3,262)
 Trex Co., Inc.* .............            (490)   (14,676)
 Waste Connections, Inc.......             (50)    (1,450)
                                                 ---------
                                                  (56,859)
                                                 ---------

INFORMATION TECHNOLOGY -(1.4)%
 Broadridge Financial
 Solutions, Inc...............            (685)   (15,700)
 LAM Research Corp.* .........            (336)   (18,446)
 Manhattan Associates, Inc.* .            (100)    (3,220)
 Meru Networks, Inc.* ........            (995)   (21,253)
 Research In Motion Ltd.* ....            (327)   (21,628)
 Skyworks Solutions, Inc.* ...            (170)    (6,110)
 TriQuint Semiconductor,
 Inc.* .......................            (350)    (4,988)
                                                 ----------
                                                  (91,345)
                                                 ----------

MATERIALS-(0.5)%
 Canfor Corp.* ...............             (90)    (1,079)
 Crown Holdings, Inc.* .......            (150)    (5,772)
 Horsehead Holding Corp.* .               (124)    (2,051)
 Reliance Steel & Aluminum
 Co...........................             (80)    (4,426)
 STR Holdings, Inc.* .........            (529)    (9,580)
 Taseko Mines Ltd.* +.........            (120)      (757)
 Yongye International, Inc.* +          (1,587)   (12,014)
                                                 ----------
                                                  (35,679)
                                                 ----------

REAL ESTATE INVESTMENT TRUSTS-(6.6)%
 Acadia Realty Trust .........          (1,352)   (26,770)
 BRE Properties, Inc..........            (650)   (30,881)
 CBL & Associates Properties,
 Inc..........................            (550)    (9,817)
 Chimera Investment Corp......          (5,300)   (22,843)
 EastGroup Properties, Inc....            (350)   (15,935)
 Equity Residential ..........            (500)   (27,555)
 Essex Property Trust, Inc....            (250)   (30,945)
 Host Hotels & Resorts, Inc...          (1,700)   (31,280)
 Kimco Realty Corp............          (1,900)   (36,822)
 Liberty Property Trust ......          (1,150)   (38,835)
 Mack-Cali Realty Corp........            (750)   (25,455)
 Medical Properties Trust,
 Inc..........................          (1,950)   (22,874)



  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

                                             NUMBER
                                           OF SHARES      VALUE
                                           ---------   ------------
REAL ESTATE INVESTMENT TRUSTS-(CONTINUED)
 National Health Investors,
 Inc .....................................      (550)  $   (26,136)
 Redwood Trust, Inc ......................      (475)       (7,781)
 Regency Centers Corp ....................      (300)      (13,575)
 Taubman Centers, Inc ....................      (350)      (19,418)
 Ventas, Inc .............................      (350)      (19,397)
 Weingarten Realty Investors .                (1,600)      (41,392)
                                                       ------------
                                                          (447,711)
                                                       ------------
UTILITIES-(0.2)%
 China Natural Gas, Inc.*+................    (2,116)      (11,088)
                                                       ------------
 TOTAL COMMON
 STOCKS SOLD SHORT
 (Proceeds $1,081,089)                                  (1,112,108)
                                                       ------------
EXCHANGE TRADED FUNDS SOLD SHORT- (1.9)%
FINANCIALS-(1.9)%
 iShares Russell 2000 Index
 Fund ....................................      (700)      (57,589)
 iShares S&P/TSX Capped
 Energy Fund (Canada) ....................      (870)      (20,390)
 iShares Silver Trust* ...................      (340)      (11,261)
 Market Vectors Junior Gold
 Miners ETF ..............................      (259)       (9,972)
 Retail HOLDRs Trust .....................       (20)       (2,130)
 SPDR S&P Oil & Gas
 Exploration & Production
 ETF .....................................      (320)      (19,741)
 SPDR S&P Retail ETF .....................      (110)       (5,414)
                                                       ------------
                                                          (126,497)
                                                       ------------
TOTAL EXCHANGE TRADED
 FUNDS SOLD SHORT
  (Proceeds $121,601)                                     (126,497)
                                                       ------------
TOTAL SECURITIES SOLD
 SHORT- (18.3)%
  (Proceeds $1,202,690)                                 (1,238,605)
                                                       ------------

                                              NUMBER
                                           OF CONTRACTS
                                           ------------
WRITTEN OPTIONS- (0.1)%
CALL OPTIONS WRITTEN-(0.1)%
 C.H. Robinson Worldwide,
 Inc.
  Expires 05/21/11
  Strike Price $80 .............                     (1)  $   (60)
 Caterpillar, Inc.
  Expires 05/21/11
  Strike Price $110 ............                     (1)     (241)
 China Green Agriculture, Inc.
  Expires 03/19/11
  Strike Price $11 .............                    (13)     (130)
 China Green Agriculture, Inc.
  Expires 03/19/11
  Strike Price $9 ..............                    (13)     (130)
 China Integrated, Inc.
  Expires 03/19/11
  Strike Price $10 .............                    (11)     (110)
 China Integrated, Inc.
  Expires 03/19/11
  Strike Price $7.50 ...........                    (11)     (110)
 China MediaExpress
 Holdings, Inc.
  Expires 03/19/11
  Strike Price $12.50 ..........                    (13)   (3,250)
 China MediaExpress
 Holdings, Inc.
  Expires 03/19/11
  Strike Price $17.50 ..........                     (6)     (300)
 China Valves Technology,
 Inc.
  Expires 03/19/11
  Strike Price $10 .............                    (13)      (65)
 China Valves Technology,
 Inc.
  Expires 03/19/11
  Strike Price $12.50 ..........                    (13)      (65)
 Emerson Electric Co.
  Expires 06/18/11
  Strike Price $65 .............                     (1)      (90)
 L&L Energy, Inc.
  Expires 03/19/11
  Strike Price $10 .............                     (7)      (35)

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)



                                     NUMBER
                                       OF
                                   CONTRACTS      VALUE
                                   ---------   ----------


CALL OPTIONS WRITTEN-( CONTINUED)
L&L Energy, Inc.
 Expires 03/19/11
 Strike Price $15 ................        (7)  $      (35)
Medco Health Solutions, Inc.
 Expires 03/19/11
 Strike Price $65 ................        (2)         (60)
Wonder Auto Technology,
Inc.
 Expires 04/16/11
 Strike Price $10 ................       (14)         (70)
                                                ----------
TOTAL CALL OPTIONS WRITTEN
(Premiums Received $17,815).......                 (4,751)
                                                ----------
 PUT OPTIONS WRITTEN-0.0%
Abercrombie & Fitch Co.
Expires 03/19/11
Strike Price $55 ................         (1)        (117)
Con-way, Inc.
Expires 06/18/11
Strike Price $25 ................         (1)         (38)
Cuming, Inc.
Expires 03/19/11
Strike Price $105 ...............         (1)        (560)
Equinix, Inc.
Expires 03/19/11
Strike Price $80 ................         (1)         (80)
FedEx Corp.
Expires 04/16/11
Strike Price $80 ................         (1)         (94)
GlaxoSmithKline PLC
Expires 08/20/11
Strike Price $33 ................         (2)        (130)
iShares Dow Jones U.S. Real
Estate Index Fund
Expires 03/19/11
Strike Price $54 ................        (30)        (285)
PACCAR, Inc.
Expires 05/21/11
Strike Price $42.70 .............         (2)        (150)
Procter & Gamble Co., (The)
Expires 07/16/11
Strike Price $55 ................         (1)         (60)

PUT OPTIONS WRITTEN-(CONTINUED)
ResMed, Inc.
Expires 07/16/11
Strike Price $25 ................         (1)  $      (60)
Rovi Corp.
Expires 03/19/11
Strike Price $55 ................         (1)        (255)
Rovi Corp.
Expires 07/16/11
Strike Price $45 ................         (1)        (150)
Sherwin-Williams Co., (The)
Expires 04/16/11
Strike Price $75 ................         (1)         (67)
Southwestern Energy Co.
Expires 06/18/11
Strike Price $32 ................         (1)         (56)
Target Corp.
Expires 04/16/11
Strike Price $50 ................         (1)         (73)
Thor Industries, Inc.
Expires 06/18/11
Strike Price $30 ................         (1)        (142)
Thoratec Corp.
Expires 03/19/11
Strike Price $25 ................         (1)         (20)
VMware, Inc.
Expires 04/16/11
Strike Price $70 ................         (1)         (65)
                                                ----------
TOTAL PUT OPTIONS WRITTEN
(Premiums Received $3,514).......                  (2,402)
                                                ----------
TOTAL WRITTEN OPTIONS- (0.1)%
(Proceeds $21,329)...............                  (7,153)
                                                ----------

OTHER ASSETS IN EXCESS OF
LIABILITIES- 61.4% ..............               4,153,004
                                               ----------
NET ASSETS- 100.0%...............              $6,761,840
                                               ==========




  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

----------                                                          ADR   American Depositary Receipt
  *  Non-income producing.                                          CAD   Canadian dollar
  +  This company is domiciled outside of the United                ETF   Exchange-traded fund
     States. The security's functional currency is the
     United States dollar.                                          PLC   Public limited company
  #  Security position is either entirely or partially held in      SPDR  Standard & Poor's depositary receipt
     a segregated account as collateral for securities sold short.

The following is a summary of inputs used, as of February 28, 2011, in valuing the Fund's investments carried at market value (see Notes to Portfolio of Investments):

                                                                            LEVEL 2         LEVEL 3
                                       TOTAL FAIR          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                        VALUE AT           QUOTED          OBSERVABLE     UNOBSERVABLE
                                    FEBRUARY 28, 2011       PRICE            INPUTS          INPUTS
------------------------------------------------------------------------------------------------------
Common Stocks++                     $       2,672,620     $2,672,620      $         --    $         --
Corporate Bond                                 31,135             --            31,135              --
Foreign Government Note                        10,468             --            10,468              --
Exchange Traded Funds                         116,548        116,548                --              --
Short-Term Investments                        999,909             --           999,909              --
Asset Derivatives
  Equity Contracts                             16,786             --            16,786              --
  Foreign Exchange Contracts                    6,000          6,000                --              --
  Interest Rate Contracts                       1,128             --             1,128              --
------------------------------------------------------------------------------------------------------
Total Assets                        $       3,854,594     $2,795,168      $  1,059,426    $         --
======================================================================================================

                                                                            LEVEL 2         LEVEL 3
                                        TOTAL FAIR          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                         VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                    FEBRUARY 28, 2011        PRICE           INPUTS          INPUTS
------------------------------------------------------------------------------------------------------
Securities Sold Short++             $      (1,112,108)    $(1,112,108)    $        --     $         --
Exchange Traded Funds Sold Short             (126,497)       (126,497)             --               --
Liability Derivatives
  Equity Contracts                             (7,153)           (779)         (6,374)              --
------------------------------------------------------------------------------------------------------
Total Liabilities                   $      (1,245,758)    $(1,239,384)    $    (6,374)    $         --
======================================================================================================

++ see Portfolio of Investments for security type breakout.

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2011
                                  (UNAUDITED)


ASSETS
   Investments, at value (cost $3,708,557) ..................................       $3,854,594
   Cash .....................................................................        2,037,726
   Deposits with brokers for securities sold short ..........................        1,141,875
   Receivables for:
      Investment Advisor ....................................................           12,024
      Investments sold ......................................................          603,560
      Capital shares sold ...................................................        1,100,000
      Dividends and interest ................................................            2,169
   Prepaid expenses and other assets ........................................            9,343
                                                                                    ----------
         Total assets .......................................................        8,761,291
                                                                                    ----------
LIABILITIES
   Securities sold short, at fair value (proceeds $1,202,690) ...............       $1,238,605
   Options written, at fair value (premiums received $21,329) ...............            7,153
   Foreign currency (cost $33,937) ..........................................           35,225
   Payables for:
      Investments purchased .................................................          684,186
      Capital shares redeemed ...............................................               40
      Dividends on securities sold short ....................................              827
      Due to prime broker ...................................................            2,683
   Other accrued expenses and liabilities ...................................           30,732
                                                                                    ----------
         Total liabilities ..................................................        1,999,451
                                                                                    ----------
   Net Assets ...............................................................       $6,761,840
                                                                                    ==========
NET ASSETS CONSIST OF
   Capital stock, $0.001 par value ..........................................       $      671
   Paid-in capital ..........................................................        6,662,943
   Accumulated net investment loss ..........................................          (38,668)
   Accumulated net realized gain from investments ...........................           13,884
   Net unrealized appreciation on investments ...............................          123,010
                                                                                    ----------
   Net assets ...............................................................       $6,761,840
                                                                                    ==========
ISHARES
   Net assets ...............................................................       $6,761,840
                                                                                    ----------
   Shares outstanding ($0.001 par value, 100,000,000 shares authorized) .....          670,855
                                                                                    ----------
   Net asset value, offering and redemption price per share .................       $    10.08
                                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                                    S1 FUND
                            STATEMENT OF OPERATIONS
                   FOR THE PERIOD ENDED FEBRUARY 28, 2011(1)
                                  (UNAUDITED)

INVESTMENT INCOME
 Dividends (net of foreign withholding taxes of $54).......   $  8,294
 Interest..................................................      1,252
                                                              --------
  Total investment income..................................      9,546
                                                              --------
EXPENSES
 Advisory fees (Note 2)....................................     35,729
 Administration and accounting fees........................     15,252
 Transfer agent fees.......................................     10,283
 Legal fees................................................      9,269
 Printing and shareholder reporting fees...................      8,130
 Audit fees................................................      7,113
 Custodian fees............................................      5,580
 Chief compliance officer fees ............................      3,447
 Directors' and officers' fees.............................      3,048
 Dividend expense on securities sold short.................      4,633
 Prime broker interest expense.............................      5,062
 Other expenses............................................      1,758
                                                              --------
  Total expenses before waivers and reimbursements.........    109,304
  Less: waivers and reimbursements (Note 2)................    (61,090)
                                                              --------
 Net expenses after waivers and reimbursements.............     48,214
                                                              --------
 Net investment loss.......................................    (38,668)
                                                              --------
 Net realized gain/(loss) from:
  Investments..............................................     31,333
  Investments sold short...................................    (18,784)
  Foreign currency transactions............................        645
  Written options..........................................        690
 Net change in unrealized appreciation/(depreciation) on:
  Investments..............................................    146,037
  Investments sold short...................................    (35,915)
  Foreign currency translation.............................     (1,288)
  Written options..........................................     14,176
                                                              --------
 Net realized and unrealized gain from investments.........    136,894
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 98,226
                                                              ========

----------
(1) The Fund commenced investment operations on September 30, 2010.

   The accompanying notes are an integral part of the financial statements.

                                    S1 FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE
                                                                               PERIOD ENDED
                                                                            FEBRUARY 28, 2011
                                                                               (UNAUDITED)(1)
                                                                            ------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss..............................................              $   (38,668)
 Net realized gain from investments...............................                   13,884
Net change in unrealized appreciation on investments..............                  123,010
                                                                                -----------
 Net increase in net assets resulting from operations.............                   98,226
                                                                                -----------

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
 CAPITAL TRANSACTIONS:
 Proceeds from shares sold........................................                6,850,615
 Distributions for shares redeemed................................                 (187,001)
                                                                                -----------
Net increase in net assets from capital share transactions........                6,663,614
                                                                                -----------
Total increase in net assets......................................                6,761,840
                                                                                -----------

NET ASSETS
 Beginning of period .............................................                       --
                                                                                -----------
 End of period....................................................              $ 6,761,840
                                                                                ===========
 Undistributed net investment loss, end of period.................              $   (38,668)
                                                                                ===========

SHARE TRANSACTIONS:
 Shares sold......................................................                  689,771
 Shares redeemed..................................................                  (18,916)
                                                                                -----------
Net increase in share transactions................................                  670,855
                                                                                -----------

----------
(1) The Fund commenced investment operations on September 30, 2010.

    The accompanying notes are an integral part of the financial statements.

                                    S1 FUND
                             FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.


                                                                                     I SHARES
                                                                               ----------------------
                                                                                  FOR THE PERIOD
                                                                                SEPTEMBER 30, 2010
                                                                               TO FEBRUARY 28, 2011
                                                                                     (UNAUDITED)(1)
                                                                               ----------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period........................................           $    10.00
                                                                                       ----------
Net investment loss.........................................................             (0.12)(2)
Net realized and unrealized gain from investments ..........................                 0.20
                                                                                       ----------
Net increase in net assets resulting from operations........................                 0.08
                                                                                       ----------
Net asset value, end of period..............................................           $    10.08
                                                                                       ==========
Total investment return.....................................................              0.80%(3)
                                                                                       ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)...................................           $    6,762
Ratio of expenses to average net assets.....................................
  with waivers, reimbursements and
  fees paid indirectly (including dividend and interest expense)............              3.69%(4)
Ratio of expenses to average net assets
  with waivers, reimbursements and
  fees paid indirectly (excluding dividend and interest expense)............              2.95%(4)
Ratio of expenses to average net assets
  without waivers, reimbursements and
  fees paid indirectly (including dividend and interest expense)............              8.37%(4)
Ratio of net investment loss to average net assets..........................            (2.97)%(4)
Portfolio turnover rate.....................................................            370.19%(5)

----------
(1) The Fund commenced investment operations on September 30, 2010.

(2) Calculated based on average shares outstanding for the period.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4) Annualized.

(5) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                                    S1 FUND
                    NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the S1 Fund (the "Fund"), which commenced investment operations on September 30, 2010. As of the date hereof, the Fund offers two classes of shares, I Shares and R Shares. As of February 28, 2011, Class R Shares have not been issued.

   RBB has authorized capital of one hundred billion shares of common stock of which 79.373 billion shares are currently classified into one hundred and thirty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

   PORTFOLIO VALUATION - The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. As of February 28, 2011 there were no fair valued securities.

   FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described below:

   - Level 1 - unadjusted quoted prices in active markets for identical securities

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                                    S1 FUND
              NOTES TO FINANCIAL STATEMENTS(UNAUDITED) (CONTINUED)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the six months ended February 28, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2011 is included with the Fund's Portfolio of Investments.

     DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund has adopted Disclosures about Derivative Instruments and Hedging Activities.

     The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of February 28, 2011:


                                     LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------
DERIVATIVE INVESTMENTS TYPE        ASSET DERIVATIVES           LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------
Equity contracts                 Investments, at value  Oustanding options written, at value
--------------------------------------------------------------------------------------------
Interest rate contracts          Investments, at value
--------------------------------------------------------------------------------------------
Foreign exchange contracts       Investments, at value
--------------------------------------------------------------------------------------------

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of February 28, 2011:

                              ASSET DERIVATIVE INVESTMENTS VALUE
---------------------------------------------------------------------------------------------
                                     INTEREST                        FOREIGN
TOTAL VALUE AT                         RATE             CREDIT       EXCHANGE        OTHER
  02/28/11       EQUITY CONTRACTS    CONTRACTS         CONTRACTS     CONTRACTS     CONTRACTS
--------------   ----------------   ----------        -----------   -----------   -------------
$23,914               $16,786         $1,128              $-          $6,000         $-

                                    S1 FUND
              NOTES TO FINANCIAL STATEMENTS(UNAUDITED) (CONTINUED)

                        LIABILITY DERIVATIVE INVESTMENTS VALUE
--------------------------------------------------------------------------------------
                                        INTEREST                 FOREIGN
TOTAL VALUE AT                            RATE      CREDIT       EXCHANGE      OTHER
   02/28/11       EQUITY CONTRACTS     CONTRACTS   CONTRACTS    CONTRACTS    CONTRACTS
--------------    ----------------     ---------   ---------    ---------    ---------
 $       7,153    $          7,153     $      --   $     --      $      --   $      --

     The following is a summary of the location of derivative investments on the Fund's Statements of Operations as of February 28, 2011:

                                            TYPE LOCATION OF GAIN (LOSS) ON DERIVATIVES
DERIVATIVE INVESTMENTS TYPE                  RECOGNIZED IN THE STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------
Equity contracts               Net realized gain (loss) from investments
                               Net realized gain (loss) from written options
                               Net change in unrealized appreciation (depreciation) on investments
                               Net change in unrealized appreciation
                               (depreciation) on written options
--------------------------------------------------------------------------------------------------
Interest rate contracts        Net realized gain (loss) on investments
                               Change in net unrealized appreciation (depreciation) on investments
--------------------------------------------------------------------------------------------------
Foreign exchange contracts     Net realized gain (loss) from investments
                               Net change in unrealized appreciation (depreciation) on investments

     The following is a summary of the Fund's realized gain or loss and change in unrealized appreciation or depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended February 28, 2011:

                       REALIZED GAIN (LOSS) ON DERIVATIVE INVESTMENTS
                          RECOGNIZED IN THE STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------
                                         INTEREST                    FOREIGN
TOTAL VALUE AT                            RATE        CREDIT        EXCHANGE      OTHER
  02/28/11         EQUITY CONTRACTS     CONTRACTS     CONTRACTS     CONTRACTS    CONTRACTS
--------------     ----------------     ---------     ---------     ---------    ---------
 $      (5,473)    $         (5,473)    $      --     $      --     $     --     $       --

                CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE
                    INVESTMENTS RECOGNIZED IN THE STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------
                                         INTEREST                     FOREIGN
TOTAL VALUE AT                             RATE         CREDIT        EXCHANGE        OTHER
   02/28/11        EQUITY CONTRACTS      CONTRACTS     CONTRACTS      CONTRACTS     CONTRACTS
--------------     ----------------      ---------     ---------      ---------     ---------
  $      7,231     $         12,182      $  (1,413)    $      --      $  (3,538)    $      --

                                    S1 FUND
              NOTES TO FINANCIAL STATEMENTS(UNAUDITED) (CONTINUED)

     For the period ended February 28, 2011, the Fund's average volume of derivative is as follow:

PURCHASED      WRITTEN
 OPTIONS       OPTIONS
 (COST)       (PROCEEDS)
---------     ----------
$  14,786     $   10,665

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company's Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that

                                    S1 FUND
              NOTES TO FINANCIAL STATEMENTS(UNAUDITED) (CONTINUED)

are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     FOREIGN SECURITIES -- There are certain risks resulting from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include political, economic and currency exchange developments, including investment restrictions and changes in foreign laws.

     PURCHASED OPTIONS -- The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates and changes in the values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

     OPTIONS WRITTEN -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

                                    S1 FUND
              NOTES TO FINANCIAL STATEMENTS(UNAUDITED) (CONTINUED)

     The Fund had transactions in options written during the period ended February 28, 2011 as follows:

                             NUMBER OF    PREMIUMS
                             CONTRACTS    RECEIVED
                             ---------    ---------
Options outstanding at
 September 30, 2010                 --    $      --
Options written                    227       37,327
Options closed                     (25)      (9,932)
Options expired                     (7)        (704)
Options exercised                  (20)      (5,362)
                             ---------    ---------
Options outstanding at
 February 28, 2011                (175)    $ 21,329
                             =========    =========

     SHORT SALES -- When the investment adviser or a sub-adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them.

     In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. For the period ended February 28, 2011, the Fund had net charges of $5,062 on borrowed securities. Such amounts are included in prime broker interest expense on the statement of operations.

     As of February 28, 2011, the Fund had securities sold short valued at $1,238,605 for which securities of $697,821 and cash deposits of $679,964 were pledged as collateral. In accordance with the Special Custody and Pledge Agreement with Goldman Sachs & Co. ("Goldman Sachs") (the Fund's prime broker), the Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

                                    S1 FUND
              NOTES TO FINANCIAL STATEMENTS(UNAUDITED) (CONTINUED)

     The Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the period ended February 28, 2011:

                   AVERAGE DAILY     WEIGHTED AVERAGE
DAYS UTILIZED        BORROWINGS        INTEREST RATE
-------------      -------------     ----------------
           52      $       8,519                 1.40%

     As of February 28, 2011, the Fund had borrowings of $2,238. Interest expense for the period ended February 28, 2011 totaled $17.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

     Simple Alternatives, LLC ("Simple Alternatives" or the "Adviser") serves as the Fund's investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 2.75% of the Fund's average daily net assets.

     The Adviser has contractually agreed to limit the Fund's total operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes) through October 2, 2011 to the extent that such expenses exceed 2.95% of the average daily net assets of the Fund's I Shares and 3.20% of the average daily net assets of the Fund's R Shares, respectively. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. If at any time during the first three years the Fund's Advisory Agreement with the Adviser is in effect, the Fund's Total Annual Fund Operating Expenses for that year are less than 2.95% or 3.20%, as applicable, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three-year period if such reimbursement by the Fund does not cause the Fund to exceed existing expense limitations. For the period ended February 28, 2011, investment advisory fees accrued and waived were $35,729 and expenses reimbursed or to be reimbursed by the Adviser were $25,361. At February 28, 2011, the amount of potential recovery by the Advisor was as follows:

  EXPIRATION
AUGUST 31, 2014
---------------
$        61,090

     Simple Alternatives has currently retained the services of Blue Lion Capital Management, LLC; Starwood Real Estate Securities, LLC; Lauren Templeton Capital Management, LLC; and Trellus Management Co., LLC as sub-advisers ("Sub-Adviser") of the Fund. Pursuant to sub-advisory agreements between the Adviser and each Sub-Adviser, each Sub-Adviser manages the investment and reinvestment of the portion of the

                                    S1 FUND
              NOTES TO FINANCIAL STATEMENTS(UNAUDITED) (CONTINUED)

     Fund's portfolio allocated to it by the Adviser. The Fund is not required to invest with any minimum number of Sub-Advisers, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser.

     BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets, subject to certain minimum monthly fees.

     For providing regulatory administration services to RBB, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

     In addition, BNY Mellon serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     For providing custodial services to the Fund, PFPC Trust Company, a member of The Bank of New York Mellon Corporation, is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets subject to certain minimum monthly fees.

     BNY Mellon Distributors, Inc. serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with RBB.

     The Fund will not pay The Bank of New York Mellon Corporation or any of its members or BNY Mellon's affiliates at a later time for any amounts waived or any amounts assumed.

3. DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the period ended February 28, 2011 was $1,919. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

4.  INVESTMENT  IN  SECURITIES

     For the period ended February 28, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:


                INVESTMENT SECURITIES
            --------------------------------
             PURCHASES               SALES
            -----------           ----------
            $ 8,216,027           $5,573,397

                                    S1 FUND
              NOTES TO FINANCIAL STATEMENTS(UNAUDITED) (CONTINUED)

5.  CAPITAL  SHARE  TRANSACTIONS

     As of February 28, 2011, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the I Shares.

     As of February 28, 2011, the Fund had 1 shareholder account and/or omnibus accounts (comprised of a group of individual shareholders) that held 50% of the total shares outstanding of the Fund.

6.  FEDERAL  INCOME  TAX  INFORMATION

     As of February 28, 2011, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:




FEDERAL TAX    UNREALIZED      UNREALIZED      NET UNREALIZED
   COST       APPRECIATION    DEPRECIATION      DEPRECIATION
-----------   ------------    ------------     --------------
$3,708,557    $198,214        $(52,177)        $146,037

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

     There were no dividends or distributions paid during the peiod ended February 28, 2011. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

7. NEW  ACCOUNTING  PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

                                    S1 FUND
              NOTES TO FINANCIAL STATEMENTS(UNAUDITED) (CONCLUDED)

8. SUBSEQUENT  EVENT

     Management has evaluated the impact of all subsequent events on the Fund though the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                    S1 FUND
                               OTHER INFORMATION
                                  (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(866) 882-1226 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY  PORTFOLIO  SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

APPROVAL  OF  INVESTMENT  ADVISORY  AGREEMENT

     As required by the Investment Company Act, the Board of Directors (the "Board") of the Company, including all of the Directors who are not "interested persons" of the Company, as that term is defined in the Investment Company Act (the "Independent Directors"), considered the initial approval of the investment advisory agreement between Simple Alternatives and the Company on behalf of the Fund (the "Advisory Agreement") and the approval of the investment sub-advisory agreements between Simple Alternatives and, respectively, Argonaut Capital ("Argonaut"), Roaring Blue Lion Capital Management ("Blue Lion"), Courage Capital Management ("Courage"), Cramer Rosenthal McGlynn ("CRM"), Sandler Capital Management ("Sandler"), Starwood Capital ("Starwood"), Lauren Templeton Capital Management ("Templeton") and Trellus Management ("Trellus," and together with Argonaut, Blue Lion, Courage, CRM, Sandler, Starwood and Templeton each a "Sub-Adviser" and collectively the "Sub-Advisers")(the "Sub-Advisory Agreements") at a meeting of the Board held on September 21, 2010. At the meeting, the Board, including all of the Independent Directors, approved the Advisory Agreement and the Sub-Advisory Agreements for an initial term ending August 16, 2012. The Board's decision to approve the Advisory Agreement and the Sub-Advisory Agreements reflects the exercise of its business judgment. In approving the Advisory Agreement and the Sub-Advisory Agreements, the Board considered information provided by Simple Alternatives and each of the Sub-Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the approval of the Advisory Agreement with Simple Alternatives and the approval of the Sub-Advisory Agreements between Simple Alternatives and each Sub-Adviser, the Directors took into account all materials provided prior to and during the Meeting, the presentations made during the Meeting, and the discussions during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by Simple Alternatives and the Sub-Advisers; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Sub-Advisers' investment

                                    S1 FUND
                         OTHER INFORMATION (CONCLUDED)
                                  (UNAUDITED)

philosophies and processes; (iv) the Sub-Advisers' assets under management and client descriptions; (v) Simple Alternatives' and the Sub-Advisers' soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Simple Alternatives' and the Sub-Advisers' proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) Simple Alternatives' and the Sub-Advisers' compliance procedures; (viii) Simple Alternatives' and the Sub-Advisers' financial information and insurance coverage; (ix) the extent to which economies of scale are relevant to the Fund; and (x) performance information provided by the Sub-Advisers' regarding similarly managed accounts.

     As part of their review, the Directors considered the nature, extent and quality of the services to be provided by Simple Alternatives and each Sub-Adviser. The Directors concluded that Simple Alternatives and each Sub-Adviser had substantial resources to provide services to the Fund. The Board of Directors also considered the advisory fee rate payable by the Fund under the proposed Advisory Agreement. In this regard, the Directors noted that Simple Alternatives had contractually agreed to waive management fees and reimburse expenses for the Fund's first year of operations to limit total annual operating expenses to agreed upon levels for the Fund. The Directors also considered the sub-advisory fees payable to each Sub-Adviser under the proposed Sub-Advisory Agreements. In this regard, the Directors noted that the fees for each Sub-Adviser were payable by Simple Alternatives.

     After reviewing the information regarding Simple Alternatives' and the Sub-Advisers' costs, profitability and economies of scale, and after considering the services to be provided by Simple Alternatives and each Sub-Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to Simple Alternatives and to be paid by Simple Alternatives to each Sub-Adviser were fair and reasonable, and that the Advisory Agreement and each Sub-Advisory Agreement should be approved for initial terms ending August 16, 2012.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT  ADVISER
Simple  Alternatives,  LLC
90  Grove  Street
Suite  205
Ridgefield,  CT 06877

ADMINISTRATOR
BNY  Mellon  Investment  Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER  AGENT
BNY  Mellon  Investment  Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

PRINCIPAL  UNDERWRITER
BNY  Mellon  Distributors,  Inc.
760  Moore  Road
King  of  Prussia,  PA 19406

CUSTODIAN
PFPC  Trust  Company
301  Bellevue  Parkway
Wilmington,  DE  19809

INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM
Ernst  &  Young  LLP
Two  Commerce  Square
2001  Market  Street,  Suite  4000
Philadelphia,  PA  19103

COUNSEL
Drinker  Biddle  &  Reath  LLP
One  Logan  Square,  Ste.  2000
Philadelphia, PA 19103-6996

                                    S1 FUND
                             OF THE RBB FUND, INC.

                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

                               THE SCHNEIDER FUNDS
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

Fellow Shareholder:

The semi-annual report for the Schneider Funds covers the six months ended February 28, 2011.

     INVESTMENT REVIEW

     U.S. equity markets exhibited strong upward momentum as the broad market Russell 3000(R) Index rose 29.3% in the period. Economic data provided reinforcing signs that the recovery gained traction towards the end of the calendar year. The consumer sector showed some strength, business investment (ex-construction) continued to move in a favorable direction, export growth was healthy and labor market conditions improved.

     Both Funds posted strong relative performance during the period. The portfolios benefited from significant exposure to more economically-sensitive industries as the U.S. economy picked up steam after laboring through a soft patch in the summer of 2010. In particular, our overweight positions in the technology and energy sectors made a favorable contribution to returns. It was also helpful during the period to be underweighted in less cyclical economic sectors such as utilities, health care and consumer staples.

     The Funds maintained a substantial weighting in the energy sector, including significant exposure to coal mining. Coal stocks have measurably outperformed the overall equity market over the past two years, but we still see a healthy upside in the stocks driven by strong global demand powered by the emerging market economies. We believe that tight European natural gas supply conditions over the next few years should drive further fuel switching to much lower-cost coal, leading to growth in U.S. coal exports.

     Holdings include a number of diverse, economically-sensitive industries where we have committed substantial capital with high conviction. Although profitability measures for the S&P 500 should return to normal levels in 2011, our holdings include companies in later-cycle industries that we believe are still capable of a sharp upward earnings trajectory.

     OUTLOOK

     The U.S. economy should experience moderate, sustainable growth in 2011. Consumer debt service ratios have improved measurably, income numbers have been getting better, and there seems to be some pent-up demand to spend. The extension of current tax rates through 2012 is a positive factor. Although the one million jobs added in 2010 hardly put a dent in the eight million jobs lost in 2008 and 2009, a modest turnaround in the employment picture seems to be in place.

     Corporate profits, balance sheets and productivity are healthy. Improving confidence among small business owners should contribute to further gains in employment and capital spending. Overall, the economic recovery appears to be tentatively standing on its own feet.

     There is a solid case for our generally favorable outlook for 2011. However, the accumulation of potential shocks, primarily outside the U.S., bears close watching. The world economy remains vulnerable to the combination of unrest in the Middle East and North Africa, the recent alarming deterioration in the U.S. federal government's financial condition, sharply higher oil prices, ongoing sovereign debt strains in Europe, and any excessive slowdown in growth in emerging markets due to tighter credit conditions. The headwinds appear to be manageable, but post-crisis economies are potentially less resilient.


/s/ Arnold C. Schneider III

Arnold C. Schneider III, CFA
Portfolio Manager
Schneider Capital Management

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                                PERFORMANCE DATA
                          FEBRUARY 28, 2011 (UNAUDITED)

              Total Returns for the Periods Ended February 28, 2011

                                                                AVERAGE ANNUAL
                                                      ------------------------------------
                               SIX         ONE                                    SINCE
                              MONTHS*      YEAR       FIVE YEARS   TEN YEARS   INCEPTION**
                              ------      -----       ----------   ---------   -----------
SCHNEIDER SMALL CAP VALUE     39.58%***   29.19%***     0.66%        11.71%       16.86%
RUSSELL 2000(R) VALUE INDEX   34.31%      28.87%        2.91%         8.68%        9.83%

*    NOT ANNUALIZED

**   INCEPTION DATE 9/2/98

*** DUE TO RECENT MARKET CONDITIONS, THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE SUSTAINABLE OR REPEATED IN THE FUTURE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. SCHNEIDER CAPITAL MANAGEMENT CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS ADVISORY FEE AND REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVER OR REIMBURSEMENT OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277. THE FUND'S GROSS AND NET ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.43% AND 1.15%, RESPECTIVELY. SHARES OF THE FUND NOT PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS AND HELD LESS THAN ONE YEAR ARE SUBJECT TO A 1.75% REDEMPTION FEE.

THE FUND'S ANNUALIZED TOTAL RETURN SINCE INCEPTION IS BASED ON AN INCREASE IN NET ASSET VALUE FROM $10.00 PER SHARE ON SEPTEMBER 2, 1998 (INCEPTION) TO $18.41 PER SHARE ON FEBRUARY 28, 2011, ADJUSTED FOR DIVIDENDS AND DISTRIBUTIONS TOTALING $29.52 PER SHARE PAID FROM NET INVESTMENT INCOME AND REALIZED GAINS.

THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND REIMBURSE EXPENSES THROUGH DECEMBER 31, 2011, TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COMMISSIONS, EXTRAORDINARY ITEMS, INTEREST AND TAXES) EXCEED 1.15%.

SMALL COMPANY STOCKS ARE GENERALLY RISKIER THAN LARGE COMPANY STOCKS DUE TO GREATER VOLATILITY AND LESS LIQUIDITY. PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

VALUE INVESTING INVOLVES THE RISK THAT THE FUND'S INVESTMENT IN COMPANIES WHOSE SECURITIES ARE BELIEVED TO BE UNDERVALUED, RELATIVE TO THEIR UNDERLYING PROFITABILITY, WILL NOT APPRECIATE IN VALUE AS ANTICIPATED.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                                PERFORMANCE DATA
                          FEBRUARY 28, 2011 (UNAUDITED)

              Total Returns for the Periods Ended February 28, 2011

                                                    AVERAGE ANNUAL
                                          -------------------------------------
                               SIX         ONE                       SINCE
                              MONTHS*     YEAR        FIVE YEARS   INCEPTION**
                              ------      -----       ----------   -----------
SCHNEIDER VALUE               33.63%***   20.66%***     -1.38%      10.00%
RUSSELL 1000(R) VALUE INDEX   26.30%      22.16%         1.57%       8.44%

*    NOT ANNUALIZED

**   INCEPTION DATE 9/30/02

*** DUE TO RECENT MARKET CONDITIONS, THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE SUSTAINABLE OR REPEATED IN THE FUTURE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. SCHNEIDER CAPITAL MANAGEMENT CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS ADVISORY FEE AND REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE
REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVER OR REIMBURSEMENT OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277. THE FUND'S GROSS AND NET ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.03% AND 0.90%, RESPECTIVELY. SHARES OF THE FUND NOT PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS AND HELD LESS THAN 90 DAYS ARE SUBJECT TO A 1.00% REDEMPTION FEE.

THE FUND'S AGGREGATE TOTAL RETURN SINCE INCEPTION IS BASED ON AN INCREASE IN NET ASSET VALUE FROM $10.00 PER SHARE ON SEPTEMBER 30, 2002 (INCEPTION) TO $15.56 PER SHARE ON FEBRUARY 28, 2011, ADJUSTED FOR DIVIDENDS AND DISTRIBUTIONS TOTALING $6.53 PER SHARE PAID FROM NET INVESTMENT INCOME AND REALIZED GAINS.

THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND REIMBURSE EXPENSES THROUGH DECEMBER 31, 2011, TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COMMISSIONS, EXTRAORDINARY ITEMS, INTEREST AND TAXES) EXCEED 0.90%.

PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

VALUE INVESTING INVOLVES THE RISK THAT THE FUND'S INVESTMENT IN COMPANIES WHOSE SECURITIES ARE BELIEVED TO BE UNDERVALUED, RELATIVE TO THEIR UNDERLYING PROFITABILITY, WILL NOT APPRECIATE IN VALUE AS ANTICIPATED.

                               THE SCHNEIDER FUNDS
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six months from September 1, 2010 through February 28, 2011, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           SCHNEIDER SMALL CAP VALUE FUND
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                              SEPTEMBER 1, 2010        FEBRUARY 28, 2011    DURING PERIOD*
                                           -----------------------   --------------------   -------------
Actual                                            $1,000.00                 $1,395.80          $6.83
Hypothetical (5% return before expenses)           1,000.00                  1,019.02           5.77

                                                                SCHNEIDER VALUE FUND
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                              SEPTEMBER 1, 2010       FEBRUARY 28, 2011     DURING PERIOD*
                                           -----------------------   --------------------   -------------
Actual                                            $1,000.00               $1,336.30             $5.21
Hypothetical (5% return before expenses)           1,000.00                1,020.28              4.52

* Expenses are equal to an annualized six-month expense ratio of 1.15% for the Schneider Small Cap Value Fund and 0.90% for the Schneider Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual six-month total return for each Fund of 39.58% for the Schneider Small Cap Value Fund and 33.63% for the Schneider Value Fund.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                   % OF NET
                                                    ASSETS       VALUE
                                                   --------   ------------
Common Stocks:
   Coal ........................................     13.9%    $ 14,054,252
   Banks .......................................     10.5       10,561,884
   Commercial Services .........................      7.8        7,813,902
   Home Builders ...............................      7.7        7,808,334
   Aerospace & Defense .........................      5.1        5,114,567
   Internet ....................................      4.9        4,950,082
   Savings & Loans .............................      4.4        4,450,630
   Semiconductors ..............................      4.0        4,070,332
   Real Estate Investment Trusts ...............      3.5        3,527,797
   Computers ...................................      3.3        3,339,059
   Industrial ..................................      3.3        3,330,870
   Insurance ...................................      2.9        2,900,037
   Oil & Gas ...................................      2.8        2,859,990
   Electric ....................................      2.7        2,750,541
   Chemicals ...................................      2.1        2,147,720
   Retail ......................................      2.1        2,144,061
   Software ....................................      1.6        1,602,661
   Healthcare - Services .......................      1.5        1,510,885
   Electronics .................................      1.2        1,147,425
   Diversified Financial Services ..............      1.0        1,028,189
   Apparel .....................................      1.0        1,017,680
   Real Estate .................................      1.0          987,189
   Metals Fabricating ..........................      1.0          969,827
   Building Materials ..........................      0.7          734,684
   Healthcare - Products .......................      0.5          516,028
   Food ........................................      0.4          371,530
   Telecommunications ..........................      0.4          362,995
   Pharmaceuticals .............................      0.3          320,187
   Machinery - Diversified .....................      0.2          216,541
   Securities Lending Collateral ...............     15.1       15,272,398
   Exchange Traded Fund ........................      2.7        2,717,586
   Corporate Bonds .............................      0.0            9,624
   Liabilities In Excess Of Other Assets .......     (9.6)      (9,649,713)
                                                    -----     ------------
NET ASSETS .....................................    100.0%    $100,959,774
                                                    =====     ============

----------
Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                   % OF NET
                                                    ASSETS       VALUE
                                                   --------   ------------
Common Stocks:
   Banks .......................................     21.6%    $ 22,114,985
   Coal ........................................     13.3       13,648,530
   Oil & Gas ...................................     11.5       11,738,925
   Insurance ...................................      6.8        6,929,795
   Home Builders ...............................      6.4        6,567,313
   Electric ....................................      5.6        5,719,893
   Computers ...................................      4.9        5,037,866
   Semiconductors ..............................      3.6        3,661,093
   Automobile Manufacturers ....................      2.7        2,819,820
   Health Care - Services ......................      2.3        2,396,033
   Commercial Services .........................      2.2        2,309,941
   Life & Health Insurance .....................      2.1        2,156,137
   Aerospace & Defense .........................      2.0        2,041,844
   Electronics .................................      1.9        2,002,311
   Real Estate Investment Trusts ...............      1.7        1,759,155
   Retail ......................................      1.7        1,733,701
   Automobile Parts & Equipment ................      1.7        1,695,516
   Telecommunications ..........................      1.3        1,296,214
   Leisure Time ................................      1.2        1,210,335
   Securities Lending Collateral ...............     10.4       10,692,814
   Exchange Traded Fund ........................      0.8          856,092
   Corporate Bonds .............................      0.4          350,306
   Liabilities In Excess Of Other Assets .......     (6.1)      (6,268,255)
                                                    -----     ------------
NET ASSETS .....................................    100.0%    $102,470,364
                                                    =====     ============

----------
Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS -- 91.8%
AEROSPACE & DEFENSE -- 5.1%
AAR Corp. * ......................................        117,965   $  3,219,265
BE Aerospace, Inc. * .............................         41,005      1,382,689
Triumph Group, Inc. (a) ..........................          5,920        512,613
                                                                    ------------
                                                                       5,114,567
                                                                    ------------
APPAREL -- 1.0%
Barry (R.G.) Corp. ...............................         93,709      1,017,680
                                                                    ------------
BANKS -- 10.5%
Associated Banc-Corp. ............................         53,225        770,166
Cathay General Bancorp (a) .......................         80,780      1,431,422
Citizens Republic Bancorp, Inc. * (a) ............      2,700,300      2,270,682
MainSource Financial Group, Inc. .................        152,811      1,518,941
Regions Financial Corp. ..........................        426,090      3,255,328
Sterling Financial Corp. * .......................         60,942      1,036,014
United Community Banks, Inc. * ...................        203,891        279,331
                                                                    ------------
                                                                      10,561,884
                                                                    ------------
BUILDING MATERIALS -- 0.7%
Builders FirstSource, Inc. * .....................        307,399        734,684
                                                                    ------------
CHEMICALS -- 2.1%
A. Schulman, Inc. ................................         61,291      1,364,338
Spartech Corp. * .................................         92,380        783,382
                                                                    ------------
                                                                       2,147,720
                                                                    ------------
COAL -- 13.9%
Arch Coal, Inc. ..................................        232,585      7,798,575
Cloud Peak Energy, Inc. * ........................        305,155      6,255,677
                                                                    ------------
                                                                      14,054,252
                                                                    ------------
COMMERCIAL SERVICES -- 7.8%
Administaff, Inc. ................................         39,486      1,181,816
Aegean Marine Petroleum Network, Inc. ............        112,425        981,470
Hudson Highland Group, Inc. * ....................        559,265      3,752,668
Monster Worldwide, Inc. * (a) ....................         91,715      1,572,912
PHH Corp. * (a) ..................................         13,170        325,036
                                                                    ------------
                                                                       7,813,902
                                                                    ------------
COMPUTERS -- 3.3%
Insight Enterprises, Inc. * ......................         90,980      1,664,024
Ness Technologies, Inc. * ........................        282,468      1,675,035
                                                                    ------------
                                                                       3,339,059
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
Artio Global Investors, Inc. .....................         64,870   $  1,028,189
                                                                    ------------
ELECTRIC -- 2.7%
GenOn Energy, Inc. * .............................        679,146      2,750,541
                                                                    ------------
ELECTRONICS -- 1.2%
Pulse Electronics, Inc. ..........................        189,971      1,147,425
                                                                    ------------
FOOD -- 0.4%
Sanderson Farms, Inc. (a) ........................          8,985        371,530
                                                                    ------------
HEALTHCARE - PRODUCTS -- 0.5%
Orthofix International N.V. * ....................         16,330        516,028
                                                                    ------------
HEALTHCARE - SERVICES -- 1.5%
Emeritus Corp. * (a) .............................         64,211      1,510,885
                                                                    ------------
HOME BUILDERS -- 7.7%
KB HOME (a) ......................................        148,230      1,964,047
Meritage Homes Corp. * (a) .......................        226,435      5,844,287
                                                                    ------------
                                                                       7,808,334
                                                                    ------------
INDUSTRIAL -- 3.3%
FreightCar America, Inc. * .......................        118,452      3,330,870
                                                                    ------------
INSURANCE -- 2.9%
Assured Guaranty Ltd. (a) ........................         99,620      1,447,479
Platinum Underwriters Holdings Ltd. ..............         25,410      1,059,597
Stewart Information Services Corp. ...............         24,685        275,238
White Mountains Insurance Group Ltd. .............            310        117,723
                                                                    ------------
                                                                       2,900,037
                                                                    ------------
INTERNET -- 4.9%
Internet Capital Group, Inc. * ...................        183,175      2,507,666
ModusLink Global Solutions, Inc. * ...............        221,535      1,528,591
Openwave Systems, Inc. * .........................        319,710        709,756
S1 Corp. * .......................................         31,251        204,069
                                                                    ------------
                                                                       4,950,082
                                                                    ------------
MACHINERY - DIVERSIFIED -- 0.2%
Flow International Corp. * .......................         54,271        216,541
                                                                    ------------
METALS FABRICATING -- 1.0%
RTI International Metals, Inc. * .................         34,029        969,827
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                        SHARES          VALUE
                                                     ------------   ------------
OIL & GAS -- 2.8%
Penn Virginia Corp. ..............................        141,275   $  2,298,544
Tesoro Corp. * ...................................         23,610        561,446
                                                                    ------------
                                                                       2,859,990
                                                                    ------------
PHARMACEUTICALS -- 0.3%
PharMerica Corp. * ...............................         27,250        320,187
                                                                    ------------
REAL ESTATE -- 1.0%
Forestar Group, Inc. * ...........................         16,330        314,516
HFF Inc., Class A * ..............................         26,548        350,434
Thomas Properties Group, Inc. * ..................         95,620        322,239
                                                                    ------------
                                                                         987,189
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 3.5%
FelCor Lodging Trust, Inc. * .....................        176,730      1,337,846
Redwood Trust, Inc. (a) ..........................         82,780      1,355,936
Strategic Hotels & Resorts, Inc. * ...............        128,310        834,015
                                                                    ------------
                                                                       3,527,797
                                                                    ------------
RETAIL -- 2.1%
Coldwater Creek, Inc. * ..........................        125,280        370,829
MarineMax, Inc. * ................................        159,984      1,444,656
Pacific Sunwear of California, Inc. * (a) ........         72,855        328,576
                                                                    ------------
                                                                       2,144,061
                                                                    ------------
SAVINGS & LOANS -- 4.4%
First Financial Holdings, Inc. ...................         42,475        452,783
Flagstar Bancorp, Inc. * .........................      2,284,484      3,997,847
                                                                    ------------
                                                                       4,450,630
                                                                    ------------
SEMICONDUCTORS -- 4.0%
Alliance Semiconductor Corp. .....................        441,625        136,904
ATMI, Inc. * .....................................         64,399      1,174,638
Axcelis Technologies, Inc. * .....................        306,698        843,419
MEMC Electronic Materials, Inc. * ................        106,030      1,438,827
Verigy Ltd. * (a)                                          36,742        476,544
                                                                    ------------
                                                                       4,070,332
                                                                    ------------
SOFTWARE -- 1.6%
Take-Two Interactive Software, Inc. * (a) ........         99,730      1,602,661
                                                                    ------------
TELECOMMUNICATIONS -- 0.4%
Aviat Networks, Inc. * ...........................         59,410        362,995
                                                                    ------------
   TOTAL COMMON STOCKS
      (Cost $65,965,732) .........................                    92,609,879
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
EXCHANGE TRADED FUND -- 2.7%
FINANCE -- 2.7%
iShares Russell 2000 Value Index Fund (a) ........         36,419   $  2,717,586
                                                                    ------------
   TOTAL EXCHANGE TRADED FUND
      (Cost $2,367,572) ..........................                     2,717,586
                                                                    ------------
SECURITIES LENDING COLLATERAL -- 15.1%
Institutional Money Market Trust .................     15,272,398     15,272,398
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL
      (Cost $15,272,398) .........................                    15,272,398
                                                                    ------------

                                                          PAR
                                                         (000)
                                                     ------------
CORPORATE BONDS -- 0.0%
LandAmerica Financial Group, Inc.
   + ++ CONV
   3.25%, 05/15/34 ...............................   $        120          9,624
                                                                    ------------
   TOTAL CORPORATE BONDS
      (Cost $240) ................................                         9,624
                                                                    ------------
TOTAL INVESTMENTS -- 109.6%
   (Cost $83,605,942) ............................                   110,609,487
                                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.6)% ..                    (9,649,713)
                                                                    ------------
NET ASSETS -- 100.0% .............................                  $100,959,774
                                                                    ============

*    Non-income producing.

(a) All or a portion of the security is on loan. See Note 7 in the Notes to Financial Statements.

+    Security in default.

++ Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc's. Board of Directors. As of February 28, 2011, this security amounted to $9,624 or 0.0% of net assets.

CONV Convertible

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

The following is a summary of inputs used, as of February 28, 2011, in valuing the Fund's investments carried at market value (See note 1 in the notes to Financial Statements):

                                                                    LEVEL 2        LEVEL 3
                                      TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                   VALUE AS OF         QUOTED      OBSERVABLE   UNOBSERVABLE
                                FEBRUARY 28, 2011       PRICE        INPUTS        INPUTS
                                -----------------   -----------   -----------   ------------
Common Stocks *                   $ 92,609,879      $92,609,879   $        --      $   --
Corporate Bonds                          9,624               --            --       9,624
Exchange Traded Fund                 2,717,586        2,717,586            --          --
Securities Lending Collateral       15,272,398               --    15,272,398          --
                                  ------------      -----------   -----------      ------
Total                             $110,609,487      $95,327,465   $15,272,398      $9,624
                                  ============      ===========   ===========      ======

* Please refer to the Portfolio of Investments for industry and security type breakouts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                         TOTAL       COMMON      PREFERRED     CORPORATE
                                      INVESTMENTS     STOCK        STOCK         BONDS
                                      -----------   ---------   -----------   ----------
Balance as of August 31, 2010         $ 1,435,000   $ 114,800   $ 1,320,200     $   --
Accrued discounts/premiums                     --          --            --         --
   realized gain/(loss)                        --          --            --         --
Change in unrealized appreciation
   (depreciation)                              --          --            --         --
Net purchases/(sales)                          --          --            --         --
Transfers in and/or out of Level 3*    (1,425,376)   (114,800)   (1,320,200)     9,624
                                      -----------   ---------   -----------     ------
Balance as of February 28, 2011       $     9,624   $      --   $        --     $9,624
                                      ===========   =========   ===========     ======

* Transfers in and out of the levels are recognized at the value at the beginning of the period.

The net change in unrealized appreciation (depreciation) from level 3 investments held as of February 28, 2011 was $9,385. The Fund presents this unrealized appreciation/(depreciation) on the Statement of Operations as a net change in unrealized appreciation/(depreciation) on investments.

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS -- 94.5%
AEROSPACE & DEFENSE -- 2.0%
Boeing Co. (The) .................................         28,355   $  2,041,844
                                                                    ------------
AUTOMOBILE MANUFACTURERS -- 2.7%
General Motors Co. * .............................          8,715        292,214
Navistar International Corp. * ...................         40,781      2,527,606
                                                                    ------------
                                                                       2,819,820
                                                                    ------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.7%
Magna International, Inc., Class A (a) ...........         34,350      1,695,516
                                                                    ------------
BANKS -- 21.6%
Bank of America Corp. ............................        388,154      5,546,721
Citigroup, Inc. * ................................        649,120      3,037,882
JPMorgan Chase & Co. .............................        117,480      5,485,141
PNC Financial Services Group, Inc. ...............         76,598      4,726,097
Regions Financial Corp. ..........................        230,010      1,757,276
Wells Fargo & Co. ................................         48,415      1,561,868
                                                                    ------------
                                                                      22,114,985
                                                                    ------------
COAL -- 13.3%
Arch Coal, Inc. ..................................        237,600      7,966,728
Consol Energy, Inc. ..............................        112,045      5,681,802
                                                                    ------------
                                                                      13,648,530
                                                                    ------------
COMMERCIAL SERVICES -- 2.2%
Aegean Marine Petroleum Network, Inc. ............        113,352        989,563
Monster Worldwide, Inc. *(a) .....................         76,990      1,320,378
                                                                    ------------
                                                                       2,309,941
                                                                    ------------
COMPUTERS -- 4.9%
Dell, Inc. *(a) ..................................        318,248      5,037,866
                                                                    ------------
ELECTRIC -- 5.6%
FirstEnergy Corp. ................................         76,645      2,935,502
GenOn Energy, Inc. * .............................        687,504      2,784,391
                                                                    ------------
                                                                       5,719,893
                                                                    ------------
ELECTRONICS -- 1.9%
Avnet, Inc. * ....................................         58,530      2,002,311
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
HEALTH CARE - SERVICES -- 2.3%
Brookdale Senior Living, Inc. *(a) ...............         89,105   $  2,396,033
                                                                    ------------
HOME BUILDERS -- 6.4%
D.R. Horton, Inc. (a) ............................        289,470      3,427,325
NVR, Inc. *(a) ...................................          4,314      3,139,988
                                                                    ------------
                                                                       6,567,313
                                                                    ------------
INSURANCE -- 6.8%
Allstate Corp., (The) ............................         72,380      2,300,236
Assured Guaranty Ltd. (a) ........................        147,911      2,149,147
Brown & Brown, Inc. ..............................          2,710         70,839
RenaissanceRe Holdings, Ltd. .....................         17,480      1,171,510
Willis Group Holdings PLC ........................         31,835      1,238,063
                                                                    ------------
                                                                       6,929,795
                                                                    ------------
LEISURE TIME -- 1.2%
Carnival Corp. ...................................         28,365      1,210,335
                                                                    ------------
LIFE & HEALTH INSURANCE -- 2.1%
AFLAC, Inc. ......................................         18,907      1,112,866
Lincoln National Corp. ...........................         32,890      1,043,271
                                                                    ------------
                                                                       2,156,137
                                                                    ------------
OIL & GAS -- 11.5%
BP PLC, SP ADR (a) ...............................         46,150      2,236,891
Chesapeake Energy Corp. ..........................        150,386      5,355,245
EQT Corp. ........................................         55,216      2,722,149
Valero Energy Corp. ..............................         50,555      1,424,640
                                                                    ------------
                                                                      11,738,925
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.7%
Annaly Capital Management, Inc. ..................         93,548      1,677,316
Sunstone Hotel Investors, Inc. * .................          7,620         81,839
                                                                    ------------
                                                                       1,759,155
                                                                    ------------
RETAIL -- 1.7%
J.C. Penney Co., Inc. ............................         49,591      1,733,701
                                                                    ------------
SEMICONDUCTORS -- 3.6%
International Rectifier Corp. * ..................         28,218        906,926
MEMC Electronic Materials, Inc. * ................        202,960      2,754,167
                                                                    ------------
                                                                       3,661,093
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                        SHARES          VALUE
                                                     ------------   ------------
TELECOMMUNICATIONS -- 1.3%
Cisco Systems, Inc. * ............................         57,160   $  1,060,890
Sprint Nextel Corp. * ............................         53,850        235,324
                                                                    ------------
                                                                       1,296,214
                                                                    ------------
   TOTAL COMMON STOCKS
      (Cost $73,170,648) .........................                    96,839,407
                                                                    ------------
EXCHANGE TRADED FUND -- 0.8%
FINANCE -- 0.8%
iShares Russell 1000 Value Index Fund (a) ........         12,445        856,092
                                                                    ------------
   TOTAL EXCHANGE TRADED FUND
      (Cost $791,648) ............................                       856,092
                                                                    ------------
SECURITIES LENDING COLLATERAL -- 10.4%
Institutional Money Market Trust .................     10,692,814     10,692,814
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL
      (Cost $10,692,814) .........................                    10,692,814
                                                                    ------------

                                                          PAR
                                                         (000)          VALUE
                                                     ------------   ------------
CORPORATE BONDS -- 0.4%
AIRLINES -- 0.4%
UAL Corp. CONV
   6.00%, 10/15/29 ...............................   $        119   $    350,306
                                                                    ------------
   TOTAL CORPORATE BONDS
      (Cost $268,880) ............................                       350,306
                                                                    ------------
TOTAL INVESTMENTS -- 106.1%
   (Cost $84,923,990) ............................                   108,738,619
                                                                    ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (6.1)% ........................                    (6,268,255)
                                                                    ------------
NET ASSETS -- 100.0% .............................                  $102,470,364
                                                                    ============

*    Non-income producing.

(a) All or a portion of the security is on loan. See Notes to Portfolio of Investments.

CONV   Convertible

SP ADR Sponsored American Depositary Receipt

PLC    Public Liability Company

The following is a summary of inputs used, as of February 28, 2011, in valuing the Fund's investments carried at market value (See note 1 in the notes to Financial Statements):

                                                                    LEVEL 2        LEVEL 3
                                      TOTAL          LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                   VALUE AS OF        QUOTED       OBSERVABLE   UNOBSERVABLE
                                FEBRUARY 28, 2011      PRICE         INPUTS        INPUTS
                                -----------------   -----------   -----------   ------------
Common Stocks*                     $ 96,839,407     $96,839,407   $        --       $--
Corporate Bonds                         350,306              --       350,306        --
Exchange Traded Fund                    856,092         856,092            --        --
Securities Lending Collateral        10,692,814              --    10,692,814        --
                                   ------------     -----------   -----------       ---
Total                              $108,738,619     $97,695,499   $11,043,120       $--
                                   ============     ===========   ===========       ===

* Please refer to the Portfolio of Investments for industry and security type breakouts.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                       STATEMENTS OF ASSETS & LIABILITIES
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                                            SCHNEIDER
                                                                            SMALL CAP       SCHNEIDER
                                                                            VALUE FUND     VALUE FUND
                                                                          -------------   -------------
ASSETS
   Investments, at value +## ..........................................    $110,609,487   $ 108,738,619
   Cash and cash equivalents ..........................................       5,894,618       4,255,109
   Receivables
      Investments sold ................................................         620,440         463,989
      Capital shares sold .............................................          33,210          53,950
      Dividends and interest ..........................................          39,401         109,653
   Prepaid expenses and other assets ..................................          17,190          15,034
                                                                           ------------   -------------
         Total assets .................................................     117,214,346     113,636,354
                                                                           ------------   -------------
LIABILITIES
   Payables
      Securities lending collateral ...................................      15,272,398      10,692,814
      Capital shares redeemed .........................................         510,082         117,142
      Investments purchased ...........................................         345,144         244,995
      Investment adviser ..............................................          61,327          41,726
   Other accrued expenses and liabilities .............................          65,621          69,313
                                                                           ------------   -------------
         Total liabilities ............................................      16,254,572      11,165,990
                                                                           ------------   -------------
   Net Assets .........................................................    $100,959,774   $ 102,470,364
                                                                           ============   =============
NET ASSETS CONSIST OF
   Par value ..........................................................    $      5,485   $       6,587
   Paid-in capital ....................................................      86,618,869     219,807,778
   Undistributed/accumulated net investment income(loss) ..............        (316,371)        111,668
   Accumulated net realized loss from investments .....................     (12,351,754)   (141,270,298)
   Net unrealized appreciation on investments .........................      27,003,545      23,814,629
                                                                           ------------   -------------
   Net Assets .........................................................    $100,959,774   $ 102,470,364
                                                                           ============   =============
   Shares outstanding ($0.001 par value, 100,000,000
      shares authorized) ..............................................       5,484,851       6,587,491
                                                                           ------------   -------------
   Net asset value, offering and redemption price per share ...........    $      18.41   $       15.56
                                                                           ============   =============
   + Investment in securities, at cost ................................    $ 83,605,942   $  84,923,990
                                                                           ============   =============
   ## Includes market value of securities on loan ....................    $ 14,534,758   $  10,483,434
                                                                           ============   =============

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                               SCHNEIDER
                                                                SMALL CAP     SCHNEIDER
                                                               VALUE FUND     VALUE FUND
                                                              ------------   -----------
INVESTMENT INCOME
   Dividends+ .............................................    $   194,200   $   547,059
   Securities Lending Income ..............................         13,102         9,809
   Interest ...............................................            682         6,637
                                                               -----------   -----------
      Total investment income .............................        207,984       563,505
                                                               -----------   -----------
EXPENSES
   Advisory fees ..........................................        455,961       351,424
   Administration and accounting fees .....................         70,108        75,648
   Transfer agent fees ....................................         29,660        31,845
   Professional fees ......................................         23,441        24,912
   Custodian fees .........................................         22,008        15,592
   Registration and filing fees ...........................         13,382        12,429
   Directors' and officers' fees ..........................         12,116        12,812
   Printing and shareholder reporting fees ................          8,927         9,917
   Insurance fees .........................................          4,446         4,876
   Other expenses .........................................          1,385         1,432
                                                               -----------   -----------
      Total expenses before waivers and reimbursements ....        641,434       540,887
      Less: waivers and reimbursements ....................       (117,079)      (89,056)
                                                               -----------   -----------
      Net expenses after waivers and reimbursements .......        524,355       451,831
                                                               -----------   -----------
   Net investment income/(loss) ...........................       (316,371)      111,674
                                                               -----------   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   NET REALIZED GAIN/(LOSS) FROM:
      Investments .........................................     12,069,026     5,403,257
   NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
      Investments .........................................     16,995,563    23,929,332
                                                               -----------   -----------
   Net realized and unrealized gain/(loss) on
      investments .........................................     29,064,589    29,332,589
                                                               -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......    $28,748,218   $29,444,263
                                                               ===========   ===========
      + Net of foreign withholding taxes of ...............    $      (155)  $    (1,932)
                                                               ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX
                                                                               MONTHS ENDED    FOR THE YEAR
                                                                               FEBRUARY 28,        ENDED
                                                                                    2011        AUGUST 31,
                                                                                (UNAUDITED)        2010
                                                                              --------------   ------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment (loss) ..................................................   $    (316,371)   $   (617,469)
   Net realized gain from investments .....................................      12,069,026      25,790,509
   Net change in unrealized appreciation/(depreciation) from investments ..      16,995,563     (14,571,289)
                                                                              -------------    ------------
Net increase in net assets resulting from operations ......................      28,748,218      10,601,751
                                                                              -------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..................................................              --        (543,270)
                                                                              -------------    ------------
Net decrease in net assets from dividends and distributions to
   shareholders ...........................................................              --        (543,270)
                                                                              -------------    ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares sold ..............................................       6,512,001      16,951,483
   Reinvestment of distributions ..........................................              --         446,678
   Redemption fees * ......................................................          41,377         130,734
   Shares redeemed ........................................................      (7,584,731)    (52,627,087)
                                                                              -------------    ------------
Net decrease in net assets from capital share transactions ................      (1,031,353)    (35,098,192)
                                                                              -------------    ------------
Total increase/(decrease) in net assets ...................................      27,716,865     (25,039,711)
                                                                              -------------    ------------
NET ASSETS:
   Beginning of period ....................................................      73,242,909      98,282,620
                                                                              -------------    ------------
   End of period ..........................................................   $ 100,959,774    $ 73,242,909
                                                                              =============    ============
   Undistributed net investment income (loss), end of period ..............   $    (316,371)   $         --
                                                                              =============    ============
SHARE TRANSACTIONS:
   Shares sold ............................................................         375,402       1,139,224
   Shares reinvested ......................................................              --          35,507
   Shares redeemed ........................................................        (444,134)     (3,582,571)
                                                                              -------------    ------------
   Total share transactions ...............................................         (68,732)     (2,407,840)
                                                                              =============    ============

* There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX
                                                                               MONTHS ENDED    FOR THE YEAR
                                                                               FEBRUARY 28,        ENDED
                                                                                  2011           AUGUST 31,
                                                                                (UNAUDITED)         2010
                                                                              --------------   -------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ..................................................    $    111,674    $     632,966
   Net realized gain from investments .....................................       5,403,257        6,805,902
   Net change in unrealized appreciation/(depreciation) from investments ..      23,929,332       (7,051,493)
                                                                               ------------    -------------
Net increase in net assets resulting from operations ......................      29,444,263          387,375
                                                                               ------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..................................................        (632,891)      (2,533,672)
                                                                               ------------    -------------
Net decrease in net assets from dividends and distributions to
   shareholders ...........................................................        (632,891)      (2,533,672)
                                                                               ------------    -------------
CAPITAL TRANSACTIONS:
   Proceeds from shares sold ..............................................       3,268,445       20,439,350
   Reinvestment of distributions ..........................................         547,704        2,086,849
   Redemption fees * ......................................................             272              716
   Shares redeemed ........................................................     (29,110,284)     (39,894,769)
                                                                               ------------    -------------
Net decrease in net assets from capital share transactions ................     (25,293,863)     (17,367,854)
                                                                               ------------    -------------
Total increase/(decrease) in net assets ...................................       3,517,509      (19,514,151)
                                                                               -------------   -------------
NET ASSETS:
   Beginning of period ....................................................      98,952,855      118,467,006
                                                                               ------------    -------------
   End of period ..........................................................    $102,470,364    $  98,952,855
                                                                               ============    =============
   Undistributed net investment income, end of period .....................    $    111,668    $     632,885
                                                                               ============    =============
SHARE TRANSACTIONS:
   Shares sold ............................................................         225,104        1,597,175
   Shares reinvested ......................................................          38,817          175,365
   Shares redeemed ........................................................      (2,117,922)      (3,092,662)
                                                                               ------------    -------------
   Total share transactions ...............................................      (1,854,001)      (1,320,122)
                                                                               ============    =============

* There is a 1.00% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                          FOR THE
                                                     SIX MONTHS ENDED             FOR THE YEARS ENDED AUGUST 31,
                                                    FEBRUARY 28, 2011   -------------------------------------------------
                                                       (UNAUDITED)        2010      2009      2008      2007       2006
                                                    -----------------   -------   -------   -------   --------   --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ............       $  13.19        $ 12.34   $ 14.54   $ 19.06   $  21.96   $  24.94
                                                        --------        -------   -------   -------   --------   --------
Net investment income/(loss) ....................          (0.06)         (0.11)     0.12      0.16       0.43       0.05
Net realized and unrealized gain/(loss)
   on investments and foreign currency
   transactions .................................           5.27           1.01     (2.20)    (3.81)      0.15       1.66
                                                        --------        -------   -------   -------   --------   --------
Net increase/(decrease) in net assets
   resulting from operations ....................           5.21           0.90     (2.08)    (3.65)      0.58       1.71
                                                        --------        -------   -------   -------   --------   --------
Dividends and distributions to shareholders from:
Net investment income ...........................             --          (0.07)    (0.18)    (0.32)     (0.20)        --
Net realized capital gains ......................             --             --        --+    (0.55)     (3.28)     (4.69)
                                                        --------        -------   -------   -------   --------   --------
Total dividends and distributions to
   shareholders .................................             --          (0.07)    (0.18)    (0.87)     (3.48)     (4.69)
                                                        --------        -------   -------   -------   --------   --------
Redemption fees .................................           0.01           0.02      0.06        --+        --+        --+
                                                        --------        -------   -------   -------   --------   --------
Net asset value, end of period ..................       $  18.41        $ 13.19   $ 12.34   $ 14.54   $  19.06   $  21.96
                                                        ========        =======   =======   =======   ========   ========
Total investment return(1) ......................          39.58%(2)       7.48%   (13.20)%  (19.78)%     0.72%      7.79%
                                                        ========        =======   =======   =======   ========   ========
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .......       $100,960        $73,243   $98,283   $91,691   $101,052   $105,092
Ratio of expenses to average net assets(3) ......           1.15%(4)       1.15%     1.14%     1.10%      1.10%      1.10%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements ...............................           1.41%(4)       1.43%     1.42%     1.49%      1.50%      1.56%
Ratio of net investment income/(loss) to average
   net assets(3) ................................          (0.69)%(4)     (0.65)%    0.97%     0.92%      1.81%      0.29%
Portfolio turnover rate .........................          27.32%(2)      83.39%   122.36%   116.34%     75.21%     91.45%

----------
+    Amount is less than $0.005 per share.

(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)  Not annualized.

(3)  Reflects waivers and reimbursements.

(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                         FOR THE
                                                     SIX MONTHS ENDED              FOR THE YEARS ENDED AUGUST 31,
                                                    FEBRUARY 28, 2011   ---------------------------------------------------
                                                       (UNAUDITED)        2010      2009       2008       2007       2006
                                                    -----------------   -------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ............       $  11.72        $ 12.14   $  16.37   $  23.13   $  21.16   $  20.55
                                                        --------        -------   --------   --------   --------   --------
Net investment income ...........................           0.03           0.08       0.34       0.37       0.14       0.10
Net realized and unrealized gain/(loss)
   from investments and foreign currency
   transactions .................................           3.90          (0.23)     (4.14)     (5.89)      2.99       1.99
                                                        --------        -------   --------   --------   --------   --------
Net increase/(decrease) in net assets
   resulting from operations ....................           3.93          (0.15)     (3.80)     (5.52)      3.13       2.09
                                                        --------        -------   --------   --------   --------   --------
Dividends and distributions to shareholders from:
Net investment income ...........................          (0.09)         (0.27)     (0.43)     (0.14)     (0.08)     (0.08)
Net realized capital gains ......................             --             --         --      (1.10)     (1.08)     (1.40)
                                                        --------        -------   --------   --------   --------   --------
Total dividends and distributions to
   shareholders .................................          (0.09)         (0.27)     (0.43)     (1.24)     (1.16)     (1.48)
                                                        --------        -------   --------   --------   --------   --------
Redemption fees+ ................................             --             --         --         --         --         --
                                                        --------        -------   --------   --------   --------   --------
Net asset value, end of period ..................       $  15.56        $ 11.72   $  12.14   $  16.37   $  23.13   $  21.16
                                                        ========        =======   ========   ========   ========   ========
Total investment return(1) ......................          33.63%(2)      (1.30)%   (22.06)%   (25.05)%    14.88%     10.85%
                                                        ========        =======   ========   ========   ========   ========
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .......       $102,470        $98,953   $118,467   $225,036   $364,793   $139,288
Ratio of expenses to average net assets(3) ......           0.90%(4)       0.90%      0.88%      0.85%      0.85%      0.85%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements ...............................           1.08%(4)       1.03%      1.14%      1.09%      1.12%      1.27%
Ratio of net investment income to average
   net assets(3) ................................           0.22%(4)       0.52%      2.24%      1.61%      0.77%      0.69%
Portfolio turnover rate .........................          26.03%(2)      79.30%    107.13%    101.98%    131.75%    104.92%

----------
+    Amount is less than $0.005 per share.

(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)  Not annualized.

(3)  Reflects waivers and reimbursements.

(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2011 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Schneider Small Cap Value Fund (the "Small Cap Value Fund") and the Schneider Value Fund (the "Value Fund") (each a "Fund," collectively the "Funds"), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers Institutional Class shares.

     RBB has authorized capital of one hundred billion shares of common stock of which 79.373 billion shares are currently classified into one hundred and thirty-three classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio.

     PORTFOLIO VALUATION -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2011 (UNAUDITED)

     Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

     Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six-month period ended February 28, 2011, $9,624 of the Small Cap Value Fund's portfolio investments was transferred to Level 3 from Level 2. Additionally, a net amount of $1,435,000 of the Small Cap Value Fund's portfolio investments was transferred from Level 3 to Level 1. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of February 28, 2011 is included with each Fund's Portfolio of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

     FOREIGN CURRENCY TRANSLATION -- Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2011 (UNAUDITED)

shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.   INVESTMENT ADVISER AND OTHER SERVICES

     Schneider Capital Management Company ("SCM" or the "Adviser") serves as each Fund's investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund's average daily net assets and 0.70% of the Value Fund's average daily net assets, computed daily and payable monthly.

     The Adviser contractually agreed to limit the Small Cap Value Fund's and the Value Fund's total operating expenses to the extent that such expenses exceeded 1.15% and 0.90%, respectively, of the Fund's average daily net assets (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). As necessary, this limitation is effected in waivers of advisory fees and reimbursements of other Fund expenses. For the six months ended February 28, 2011, investment advisory fees and waivers of expenses were as follows:

                                 GROSS ADVISORY FEES    WAIVERS    NET ADVISORY FEES
                                 -------------------   ---------   -----------------
Schneider Small Cap Value Fund         $455,961        $(117,079)       $338,882
Schneider Value Fund                    351,424          (89,056)        262,368

     The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

     BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as administrator for the Funds. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund's average daily net assets, and is subject to certain minimum monthly fees.

     Included in the administration and accounting services fees and expenses, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2011 (UNAUDITED)

     In addition, BNY Mellon serves as the Funds' transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund's average daily net assets, subject to certain minimum monthly fees.

     For providing custodian services to the Funds, PFPC Trust Company, a member of The Bank of New York Mellon Corp., is entitled to receive a monthly fee equal to an annual percentage rate of each Fund's average daily gross assets, subject to certain minimum monthly fees.

     BNY Mellon Distributors Inc. serves as the principal underwriter and distributor of the Funds' shares pursuant to a Distribution Agreement with RBB.

3.   DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 28, 2011 was $13,645. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Funds or the Company.

4.   INVESTMENT IN SECURITIES

     For the six months ended February 28, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                  PURCHASES       SALES
                                 -----------   -----------
Schneider Small Cap Value Fund   $23,911,620   $30,782,579
Schneider Value Fund              25,300,949    55,302,916

5.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2011, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

Schneider Small Cap Value Fund (1 shareholder)   19%
Schneider Value Fund (1 shareholder)             20%

6.   FEDERAL INCOME TAX INFORMATION

     Management has analyzed each Fund's tax positions taken on federal income tax returns for all open tax years (August 31, 2007-2010) and has concluded that no provision for federal income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2011 (UNAUDITED)

     As of February 28, 2011, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

                                                                             NET UNREALIZED
                                 FEDERAL TAX    UNREALIZED     UNREALIZED     APPRECIATION/
                                     COST      APPRECIATION   DEPRECIATION    DEPRECIATION
                                 -----------   ------------   ------------   --------------
Schneider Small Cap Value Fund   $83,605,942    $29,412,166    $(2,408,621)    $27,003,545
Schneider Value Fund              84,923,990     26,120,248     (2,305,619)     23,814,629

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

                                 UNDISTRIBUTED
                                    ORDINARY      UNDISTRIBUTED
                                     INCOME      LONG-TERM GAINS
                                 -------------   ---------------
Schneider Small Cap Value Fund      $     --           $--
Schneider Value Fund                 632,885            --

     The difference between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                         ORDINARY    LONG-TERM
                                          INCOME       GAINS        TOTAL
                                        ----------   ---------   ----------
Schneider Small Cap Value Fund   2010   $  543,270    $    --    $  543,270
                                 2009    1,113,058     12,857     1,125,915
Schneider Value Fund             2010   $2,533,672    $    --    $2,533,672
                                 2009    4,861,935         --     4,861,935

     Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of August 31, 2010, the Schneider Small Cap Value Fund and the Schneider Value Fund had capital loss carryforwards of $22,036,418 and $130,704,964, respectively, that will expire as follows:

                                 AUGUST 31, 2016   AUGUST 31, 2017   AUGUST 31, 2018
                                 ---------------   ---------------   ---------------
Schneider Small Cap Value Fund     $        --       $12,220,752       $ 9,815,666
Schneider Value Fund                11,810,397        75,945,572        42,948,995

     During the fiscal year ended August 31, 2010, the Funds did not utilize any of their capital loss carryforwards.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2011 (UNAUDITED)

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2010, the Schneider Value Fund incurred net post-October capital losses of $3,785,899.

7.   SECURITIES LENDING

     The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and collateral as of February 28, 2011 and the income received for the six months ended February 28, 2011 were as follows:

                                                                     INCOME RECEIVED
                                  MARKET VALUE OF     MARKET VALUE   FROM SECURITIES
                                 SECURITIES LOANED   OF COLLATERAL       LENDING
                                 -----------------   -------------   ---------------
Schneider Small Cap Value Fund      $14,534,758       $15,272,398        $13,102
Schneider Value Fund                 10,483,434        10,692,814          9,809

8.   NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

9.   SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and have determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                               THE SCHNEIDER FUNDS
                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 520-3277 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
Schneider Capital Management
460 E. Swedesford Road
Suite 1080
Wayne, PA 19087

ADMINISTRATOR
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

PRINCIPAL UNDERWRITER
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

                                       THE
                                    SCHNEIDER
                                      FUNDS

                              OF THE RBB FUND, INC.

                         SCHNEIDER SMALL CAP VALUE FUND

                              SCHNEIDER VALUE FUND

                                   SEMI-ANNUAL
                                     REPORT

                                FEBRUARY 28, 2011

                                   (UNAUDITED)

(SCHNEIDER CAPITAL MANAGEMENT LOGO)

     This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED)

TO: SHAREHOLDERS OF SENBANC FUND

The fourth calendar quarter of 2010 marked the sixth quarter of earnings recovery for banks, but the distribution of quarterly earnings performance is far from uniform and, in consequence, the perception of banks to the average investor has changed little. In 2010, on average, there were no earnings for banks in the Nasdaq Bank Index. Conversely, Senbanc Fund's (the "Fund") portfolio shows positive earnings for the majority of its bank holdings. The price/earnings ratio for the portfolio, at 22x, illustrates the recovering nature of these earnings, rather than any robustness of valuation.

Changing perceptions of banks, rather than a change in the positive trend in earnings, was responsible for price appreciation in the last month of 2010, which accounted for almost all price appreciation for banks for the full year. The prospect of a reduced rate of regulatory change has signaled to investors that the rules of engagement for banks are stabilizing.

Revenue growth for banks is still modest, but net interest margins are healthy and credit quality is improving. Restricted economic growth has cut into non-interest income, but reserves are being added to at a lower rate. Losses from real estate investment have dropped dramatically as housing prices have stabilized. Additional reserves have been created for possible mortgage repurchases and potential litigation liability. Goodwill impairment charges have been a feature of fourth quarter earnings reports, which suggests a balance sheet clean-up in preparation for relatively unencumbered financial results in 2011.

Generally speaking, the current low time value of money is advantageous to banks in two important ways. The first is the well known benefit to net interest margins. Less obvious is the low carrying cost of underperforming assets, given the yields of securitized real estate loan portfolios and the alternative of low yielding cash if these instruments were to be liquidated. In a low interest rate environment, there is little pressure on well capitalized banks to find a market for bundles of low-performance securitized assets. This advantage may disappear if the Federal Reserve Board fails to cut its quantitative easing program when Congress cuts spending in any meaningful way, but we suspect that any early signs of inflation will be a positive signal for a housing market now on the cusp of a supply/demand imbalance.

The Fund's portfolio continues its transformation to a more balanced structure. The top ten holdings still represent the largest proportion of assets under management, but the 48% portfolio turnover rate is the trail left from transferring funds from our largest positions to the next generation of undervalued banks. This is a process we intend to pursue over time, until the excessive positions established by default during the financial crisis are reined in. These large positions are held in some of the strongest, best-performing financial institutions, and have served as a buffer in these uncertain times. We are sorry to see them go, but an expanding economy will benefit all solvent banks and we seek to build a more diversified portfolio in the interim.

In 2011 we expect the perceptions and expectations for banks to improve dramatically. A lower profile for government regulatory input, continued strong consecutive quarter and year over year earnings improvement, a lower real estate inventory, and increased dividends should all play their part in a rising tide of price appreciation that lifts all banks.

We have previously made the case for lower provisions as contributions to reserves are scaled back, then a flow of freed reserves back to earnings. This is a multi-year process, but we are seeing the early stages now. We believe economic recovery will boost revenues, compensating for higher interest rates and higher inflation which lifts housing prices as the supply of existing houses dwindles before building starts recover. Finally, we feel dividends will begin to be restored in the second half of 2011. Though restoration will not be at a pace to match prior removal, we do expect dividend levels to increase significantly in the first round, then at an accelerated pace to achieve a 30% plus payout ratio within five years. The major change for dividend policy is likely to be a recognition by banks that dividends no longer support stock prices. - dividends will henceforth be a lagging indicator.

In 2011 and 2012, investors will see banks as the engine of economic recovery, and premiums over book value per share should emerge even as equity for banks expands. It is this confluence of events that should mark 2012 and 2013 as a high water mark for bank stock valuations.

Following the Board's decision to close Senbanc Fund, an orderly liquidation is underway, and is expected to be completed by the end of July 2011.

                                        Very truly yours,


                                        /s/ Alan F. Morel
                                        ----------------------------------------
                                        Alan F. Morel
                                        Hilliard Lyons Research Advisors
                                        Portfolio Manager
                                        Senbanc Fund

                                  SENBANC FUND
                                PERFORMANCE DATA
                         FEBRUARY 28, 2011 (UNAUDITED)

AVERAGE ANNUAL                                                                          SINCE
TOTAL RETURNS (%)              SIX      1       3 YEAR       5 YEAR       10 YEAR     INCEPTION
AS OF 2/28/11                MONTHS*   YEAR   ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
-----------------            -------   ----   ----------   ----------   ----------   ----------
Senbanc Fund
   Inception Date - 7/8/99    14.96    3.00     -15.55       -15.42        -1.25        -0.06

*    NOT ANNUALIZED

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-444-1854 OR VISIT OUR WEB SITE AT www.hilliard.com. THE FUND'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 2.50%. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS. RETURNS COULD HAVE BEEN LOWER IF THESE WAIVERS WERE NOT IN EFFECT. THE MAXIMUM SALES CHARGE, AS STATED IN THE PROSPECTUS, IS 2.25%. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE AND/OR REIMBURSE CERTAIN FEES TO THE EXTENT THAT THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.75% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS AGREEMENT MAY BE TERMINATED BY THE ADVISER UPON NOTICE TO THE RBB FUND, INC'S BOARD OF DIRECTORS.

THE PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

                                  SENBAC FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                               FEBRUARY 28, 2011
                                   (UNAUDITED)

                                                            % of
Industry Classification                                   Net Assets
-----------------------                                   ----------
Savings, Credit & Other Financial Institutions ........      80.0%
State & National Banks ................................      16.4
                                                            -----
Total Investments .....................................      96.4
Other Assets in Excess of Liabilities .................       3.6
                                                            -----
Net Assets ............................................     100.0%
                                                            =====

Portfolio holdings are subject to change at any time.

                                  SENBANC FUND
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2010 to February 28, 2011, and held for the entire period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 Beginning Account   Ending Account
                                                       Value              Value        Expenses Paid
                                                      9/01/10            2/28/11      During Period*
                                                 -----------------   --------------   --------------
Actual .......................................       $1,000.00          $1,149.60         $9.33
Hypothetical (5% return before expenses) .....        1,000.00           1,016.01          8.79

----------
* Expenses are equal to the Fund's annualized six-month expense ratio of 1.75%, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days
     (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account value is based on the actual six-month total return of 14.96%.

                                  SENBANC FUND
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

COMMON STOCK -- 96.4%

SHARES    DESCRIPTION                                                           VALUE
-------   ----------------------------------------------------------------   -----------
          SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 80.0%
 46,400   Bank of America Corp. ..........................................   $   663,056
 42,478   C&F Financial Corp. ............................................       976,994
 30,700   Comerica, Inc. .................................................     1,194,230
 42,600   Financial Institutions, Inc. ...................................       821,754
  6,900   First Bancorp ..................................................       101,706
 37,500   First Financial Bancorp ........................................       634,875
 16,201   IBERIABANK Corp. ...............................................       928,155
 87,500   JPMorgan Chase & Co. ...........................................     4,085,375
 99,111   National Bankshares, Inc. ......................................     2,874,219
 12,191   NB&T Financial Group, Inc. .....................................       259,059
186,199   Northrim BanCorp, Inc. .........................................     3,457,716
 26,600   Peoples Bancorp of North Carolina, Inc. ........................       186,200
  9,484   Peoples Financial Corp. ........................................       157,719
112,994   Premier Financial Bancorp ......................................       766,099
 47,538   QCR Holdings, Inc. .............................................       369,370
 23,500   S&T Bancorp, Inc. ..............................................       524,050
 12,600   SCBT Financial Corp. ...........................................       408,114
 93,424   United Security Bancshares, Inc. ...............................       771,682
                                                                             -----------
                                                                              19,180,373
                                                                             -----------

                       See Notes to Financial Statements.

                                  SENBANC FUND
                      SCHEDULE OF INVESTMENTS (CONCLUDED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

COMMON STOCK -- (CONTINUED)

SHARES    DESCRIPTION                                                           VALUE
-------   ----------------------------------------------------------------   -----------
          STATE & NATIONAL BANKS -- 16.4%
 11,400   Bar Harbor Bankshares ..........................................   $   331,170
 30,300   BCB Bancorp, Inc. ..............................................       335,724
 64,700   BNC Bancorp ....................................................       526,658
 13,017   DNB Financial Corp. ............................................       137,655
 40,207   Evans Bancorp, Inc. ............................................       570,537
 25,469   Firstbank Corp. ................................................       171,916
 75,500   Monarch Financial Holdings, Inc. ...............................       610,795
 37,374   Republic Bancorp, Inc. .........................................       640,590
 69,546   VISIT Financial Corp. ..........................................       622,437
                                                                             -----------
                                                                               3,947,482
                                                                             -----------
             TOTAL COMMON STOCK (COST $25,662,046) .......................    23,127,855
                                                                             -----------
             TOTAL INVESTMENTS -- 96.4%
             (COST $25,662,046) ..........................................    23,127,855
                                                                             -----------
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.6% ...............       856,079
                                                                             -----------
             NET ASSETS -- 100% ..........................................   $23,983,934
                                                                             ===========

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's investments carried at value (See Note 1 in the Notes to Financial Statements):

                                                                 LEVEL 2        LEVEL 3
                                   TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT          QUOTED      OBSERVABLE   UNOBSERVABLE
                             FEBRUARY 28, 2011      PRICES        INPUTS        INPUTS
                             -----------------   -----------   -----------   ------------
Investments in Securities*      $23,127,855      $23,127,855       $--           $--
                                ===========      ===========       ===           ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

                       See Notes to Financial Statements.

                                  SENBANC FUND
                       STATEMENT OF ASSETS & LIABILITIES
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

ASSETS
   Investments, at value (Cost $25,662,046) .............................   $ 23,127,855
   Cash and cash equivalents ............................................      1,023,345
   Receivables
      Investment adviser ................................................          6,804
      Dividends and interest ............................................          4,081
      Capital shares sold ...............................................          1,956
   Prepaid expenses and other assets ....................................         11,084
                                                                            ------------
         Total assets ...................................................     24,175,125
                                                                            ------------
LIABILITIES
   Payables
      Capital shares redeemed ...........................................         94,427
      Transfer agent fees ...............................................         32,435
      Distribution fees .................................................         24,508
      Professional fees .................................................         17,617
   Other accrued expenses and liabilities ...............................         22,204
                                                                            ------------
         Total liabilities ..............................................        191,191
                                                                            ------------
   Net Assets ...........................................................   $ 23,983,934
                                                                            ============
NET ASSETS CONSIST OF
   Par value ............................................................   $      4,104
   Paid-in capital ......................................................     70,734,683
   Undistributed net investment income ..................................         21,940
   Accumulated net realized loss from investments .......................    (44,242,602)
   Net unrealized depreciation on investments ...........................     (2,534,191)
                                                                            ------------
   Net Assets ...........................................................   $ 23,983,934
                                                                            ============
   Shares outstanding ($0.001 par value, 50,000,000 shares authorized) ..      4,104,486
                                                                            ------------
Net asset value per share ...............................................   $       5.84(a)
                                                                            ============
Maximum offering price per share (NAV / 1 - 2.25%) ......................   $       5.97(b)
                                                                            ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $500,000 or more, the offering price is reduced.

                       See Notes to Financial Statements.

                                  SENBANC FUND
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011
                                  (UNAUDITED)

INVESTMENT INCOME
   Dividends ..............................................   $   232,967
   Interest ...............................................           187
                                                              -----------
      Total investment income .............................       233,154
                                                              -----------
EXPENSES
   Advisory fees ..........................................        72,416
   Distribution fees ......................................        72,416
   Transfer agent fees ....................................        54,274
   Administration and accounting fees .....................        54,247
   Professional fees ......................................        22,160
   Printing and shareholder reporting fees ................        12,576
   Directors' and officers' fees ..........................         9,883
   Custodian fees .........................................         9,664
   Registration and filing fees ...........................         8,515
   Insurance fees .........................................         4,165
   Other expenses .........................................         2,843
                                                              -----------
      Total expenses before waivers and reimbursements ....       323,159
      Less: waivers and reimbursements ....................      (111,945)
                                                              -----------
      Net expenses after waivers and reimbursements .......       211,214
                                                              -----------
   Net investment income ..................................        21,940
                                                              -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
NET REALIZED GAIN/(LOSS) FROM:
      Investments .........................................    (9,733,142)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
      Investments .........................................    13,067,315
                                                              -----------
   Net realized and unrealized gain from investments ......     3,334,173
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......   $ 3,356,113
                                                              ===========

                       See Notes to Financial Statements.

                                  SENBANC FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE
                                                                         SIX MONTHS ENDED       FOR THE
                                                                        FEBRUARY 28, 2011      YEAR ENDED
                                                                           (UNAUDITED)      AUGUST 31, 2010
                                                                        -----------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .....................................      $    21,940       $    (68,447)
   Net realized loss from investments ...............................       (9,733,142)       (18,475,583)
   Net change in unrealized appreciation from investments ...........       13,067,315         15,208,788
                                                                           -----------       ------------
Net increase/(decrease) in net assets resulting from operations .....        3,356,113         (3,335,242)
                                                                           -----------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ............................................               --           (145,047)
   Return of capital ................................................               --            (32,914)
                                                                           -----------       ------------
Net decrease in net assets from dividends and distributions
   to shareholders ..................................................               --           (177,961)
                                                                           -----------       ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares sold ........................................          172,062          1,206,774
   Reinvestment of distributions ....................................               --            165,569
   Shares redeemed ..................................................       (2,883,640)        (6,145,293)
                                                                           -----------       ------------
Net decrease in net assets from capital transactions ................       (2,711,578)        (4,772,950)
                                                                           -----------       ------------
Total increase/(decrease) in net assets .............................          644,535         (8,286,153)
NET ASSETS:
   Beginning of period ..............................................       23,339,399         31,625,552
                                                                           -----------       ------------
   End of period ....................................................      $23,983,934       $ 23,339,399
                                                                           ===========       ============
Undistributed/accumulated net investment income, end of period ......      $    21,940       $         --
                                                                           ===========       ============
SHARE TRANSACTIONS:
   Shares sold ......................................................           29,319            211,834
   Shares reinvested ................................................               --             31,122
   Shares redeemed ..................................................         (515,819)        (1,092,989)
                                                                           -----------       ------------
Total share transactions ............................................         (486,500)          (850,033)
                                                                           ===========       ============

                       See Notes to Financial Statements.

                                  SENBANC FUND
                              FINANCIAL HIGHLIGHTS

                                                   FOR
                                                   THE
                                                SIX MONTHS
                                                   ENDED
                                               FEBRUARY 28,             FOR THE YEAR ENDED, AUGUST 31,
                                                   2011       -------------------------------------------------
                                                (UNAUDITED)     2010      2009      2008      2007       2006
                                               ------------   -------   -------   -------   --------   --------
PER SHARE OPERATING PERFORMANCE
Net asset value:
   Beginning of period .....................   $  5.08        $  5.81   $  8.25   $ 14.69   $  16.57   $  16.27
                                               -------        -------   -------   -------   --------   --------
Net investment income/(loss) ...............      0.01          (0.01)     0.10      0.39       0.41       0.29
Net realized and unrealized gain/(loss)
   on investments ..........................      0.75          (0.67)    (2.30)    (5.52)     (1.56)      0.44
                                               -------        -------   -------   -------   --------   --------
Total from investment operations ...........      0.76          (0.68)    (2.20)    (5.13)     (1.15)      0.73
                                               -------        -------   -------   -------   --------   --------
Less distributions from:
Net investment income ......................        --          (0.04)    (0.24)    (0.61)     (0.31)     (0.12)
Net realized gain on investments ...........        --             --        --*    (0.70)     (0.42)     (0.31)
Return of capital ..........................        --          (0.01)       --        --         --         --
                                               -------        -------   -------   -------   --------   --------
Total distributions ........................        --          (0.05)    (0.24)    (1.31)     (0.73)     (0.43)
                                               -------        -------   -------   -------   --------   --------
Net asset value:
   End of period ...........................   $  5.84        $  5.08   $  5.81   $  8.25   $  14.69   $  16.57
                                               =======        =======   =======   =======   ========   ========
Total investment return ....................     14.96%**      (11.98)%  (26.47)%  (37.08)%    (7.47)%     4.52%
    (excludes sales charge)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..   $23,984        $23,339   $31,626   $51,867   $111,119   $185,593
Ratio of expenses to average
   net assets, including waivers ...........      1.75%***       1.75%     1.73%     1.75%      1.53%      1.38%
Ratio of expenses to average
   net assets, excluding waivers ...........      2.68%***       2.37%     2.26%     1.79%      1.53%      1.38%
Ratio of net investment income/(loss)
   to average net assets, including
   waivers .................................      0.18%***      (0.24)%    1.43%     2.79%      1.84%      1.53%
Ratio of net investment income/(loss)
   to average net assets, excluding
   waivers .................................     (0.75)%***     (0.86)%    0.90%     2.75%      1.84%      1.53%
Portfolio turnover rate ....................     23.71%**        9.80%     3.11%    11.01%      9.74%      7.47%

----------
*    Less than $(0.005) per share.

**   Not annualized.

***  Annualized.

                       See Notes to Financial Statements.

                                  SENBANC FUND
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2011
                                   (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Senbanc Fund (the "Fund"). As of the date hereof, the Fund offers one class of shares and is a non-diversified fund.

RBB has authorized capital of one hundred billion shares of common stock of which 79.373 billion shares are currently classified into one hundred and thirty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund commenced operations on July 8, 1999, as a separate portfolio (the "Predecessor Fund") of the Hilliard Lyons Research Trust. After the close of business on August 31, 2005, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund, a newly created portfolio of the Company, that is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued under the amortized cost method, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                       See Notes to Financial Statements.

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2011 is included with the Fund's Schedule of Investments.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the six months ended February 28, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as directors' or professional fees) are charged to all funds in proportion to their average net assets of RBB or in such other manner as the Company's Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

CASH AND CASH EQUIVALENTS -- The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Hilliard Lyons Research Advisors (the "Adviser"), a division of J.J.B. Hilliard, W.L. Lyons, LLC, provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Company. For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

The Adviser has voluntarily agreed to limit the Fund's total operating expenses to 1.75%. This limit is calculated daily based on the Fund's average daily net assets. This limitation is effected in waivers of advisory fees and reimbursement of expenses exceeding the advisory fees as necessary. The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed. The Adviser may terminate the voluntary limit at any time upon notice to the Company's Board of Directors.

BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets subject to certain minimum monthly fees.

Included in the administration and accounting fees shown on the Statement of Operations are fees for providing regulatory administration services to RBB. For providing those services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to the Fund in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets subject to certain minimum monthly fees.

PFPC Trust Company ("PFPC Trust") is a member of The Bank of New York Mellon Corp. and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon Distributors Inc. ("BNY Mellon Distributors") provides certain administrative services to the Fund. The Board of Directors has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, to allow the Fund to reimburse BNY Mellon Distributors for certain expenses incurred in connection with distribution activities. The Directors have authorized a payment of up to 0.60% of the Fund's average net assets annually to reimburse BNY Mellon Distributors for such expenses. For the six months ended February 28, 2011, BNY Mellon Distributors earned $382 in underwriting concessions.

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

Commissions on sales of $2,798 were paid by the Adviser for the six months ended February 28, 2011.

Fund shares are subject to a maximum front-end sales charge of 2.25%. There is no sales charge on share purchases of $1 million or more; however, a 1% contingent deferred sales charge is imposed in the event of redemption within 12 months following any such purchase.

3. DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 28, 2011 was $3,200. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

4. INVESTMENT IN SECURITIES

For the six months ended February 28, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

 Investment Securities
-----------------------
Purchases       Sales
---------    ----------
$5,569,685   $8,396,330

5. FEDERAL INCOME TAX INFORMATION

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (August 31, 2007-2010) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of February 28, 2011, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Cost of investments for tax purposes .......................   $25,662,046
                                                               -----------
Gross tax unrealized appreciation ..........................   $ 2,024,864
Gross tax unrealized depreciation ..........................    (4,559,055)
                                                               -----------
Net tax unrealized depreciation on investments .............   $(2,534,191)
                                                               ===========

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

The tax character of dividends and distributions paid were as follows:

                                                          FOR THE
                                                        YEARS ENDED
                                                      AUGUST 31, 2010
                                                      ---------------
Distributions paid from:
   Ordinary income ................................       $145,047
   Long-term capital gains ........................             --
   Return of Capital ..............................         32,914
                                                          --------
                                                          $177,961
                                                          ========

Dividends paid from short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of August 31, 2010, the Fund had a capital loss carryforward of $21,028,861 that will expire as follows:

August 31, 2018 .............................   $ 6,562,067
August 31, 2017 .............................   $14,466,794

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2010, the Fund deferred post-October capital losses of $13,480,599.

6. INDUSTRY CONCENTRATION RISK

Since the Fund's investments are concentrated in the banking industry, as well as certain single large portfolio holdings, they are subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry or single security; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries or smaller concentrations in single issuers.

7. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

8. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On April 12, 2011, the Board of Directors of the Company (the "Board") approved a plan of liquidation and termination ("Plan") providing for the liquidation of the Fund. Effective immediately, new account requests, exchanges into the Fund and purchase orders for Fund shares will no longer be permissible (other than those purchase orders received through dividend reinvestment). On or about July 29, 2011 (the "Liquidation Date"), the Fund will redeem all investors' shares at net asset value, and the Fund will terminate. Prior to the Liquidation Date, the Fund may begin liquidating securities and the Fund may invest all or part of the proceeds from the liquidation of portfolio securities in cash equivalent instruments or hold the proceeds in cash. As disclosed in the Prospectus, the Fund is permitted to depart from its stated investment objective and policies and to hold up to 100% of assets, as a temporary defensive measure, in cash or debt or money market instruments. During this time, the Fund may not achieve its investment objective.

Until the Liquidation Date, shareholders may redeem their shares in the manner set forth in the Fund's current prospectus. The redemption of your shares will generally be considered a taxable event.

                                  SENBANC FUND
                               OTHER INFORMATION
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request by calling Senbanc Fund at (800) 444-1854, at www.hilliard.com and on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP ("D&T") was replaced as the independent registered public accounting firm to the Fund effective upon the completion of services related to the audit for the Fund's 2010 fiscal year. The Company's Audit Committee participated in, and approved, the decision to change auditors. D&T's reports on the Fund's financial statements for the fiscal years ended August 31, 2010 and August 31, 2009 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended August 31, 2010 and August 31, 2009 and through November 11, 2010, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 11, 2010, the Company by action of its Board of Directors upon the recommendation of the Company's Audit Committee engaged PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending August 31, 2011. During the Fund's fiscal years ended August 31, 2010 and August 31, 2009 and through November 11, 2010, neither the Company, its portfolios nor anyone on their behalf has consulted PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304). PwC also serves as independent registered public accounting firm for certain of the Company's other portfolios.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER

Hilliard Lyons Research Advisors
500 West Jefferson Street
Louisville, KY 40202

                                  ADMINISTRATOR

BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

                                 TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

                                   UNDERWRITER

BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

                 CUSTODIAN

PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

                                  LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

                             (HILLIARD LYONS LOGO)

                                  SENBANC FUND
SENBANC

                             OF THE RBB FUND, INC.

                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2011
                                  (UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of Senbanc Fund are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE RBB FUND, INC.


By (Signature and Title)* /s/ Salvatore Faia
                          ------------------------------------------
                          Salvatore Faia, President
                          (principal executive officer)

Date April 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Salvatore Faia
                          ------------------------------------------
                          Salvatore Faia, President
                          (principal executive officer)

Date April 21, 2011


By (Signature and Title)* /s/ Joel Weiss
                          ------------------------------------------
                          Joel Weiss, Treasurer
                          (principal financial officer)

Date April 21, 2011

* Print the name and title of each signing officer under his or her signature.